UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2013

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Diversified International

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.32%
Actual		$ 1,000.00	$ 1,152.40	$ 7.04
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.61
Class T	1.57%
Actual		$ 1,000.00	$ 1,151.10	$ 8.37
HypotheticalA		$ 1,000.00	$ 1,017.01	$ 7.85
Class B	2.09%
Actual		$ 1,000.00	$ 1,148.00	$ 11.13
HypotheticalA		$ 1,000.00	$ 1,014.43	$ 10.44
Class C	2.05%
Actual		$ 1,000.00	$ 1,147.70	$ 10.92
HypotheticalA		$ 1,000.00	$ 1,014.63	$ 10.24
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,153.50	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Sanofi SA (France, Pharmaceuticals)	2.6	2.6
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.0	2.7
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	2.0	1.9
ORIX Corp. (Japan, Diversified Financial Services)	1.9	1.6
Japan Tobacco, Inc. (Japan, Tobacco)	1.7	1.3
	10.2
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.9	15.6
Consumer Staples	15.9	15.4
Consumer Discretionary	15.9	15.4
Health Care	14.8	12.9
Information Technology	8.9	10.3
Top Five Countries as of April 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	18.3	17.6
Japan	16.7	15.0
Germany	9.6	8.8
France	7.5	8.6
United States of America	5.9	4.9
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
Stocks and Equity Futures 98.3%	Stocks 98.3%
Investment Companies 0.5%	Investment Companies 0.0%
Other Investments 0.0%	Other Investments 0.0%*
Short-Term Investments and Net Other Assets (Liabilities) 1.2%	Short-Term Investments and Net Other Assets (Liabilities) 1.7%

* Amount represents less than 0.1%.

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value (000s)
Australia - 4.1%
Ansell Ltd.	214,491	$ 3,513
Australia & New Zealand Banking Group Ltd.	578,069	19,081
BHP Billiton Ltd. sponsored ADR (d)	436,236	29,324
CSL Ltd.	167,531	10,935
McMillan Shakespeare Ltd.	119,799	1,895
Telstra Corp. Ltd.	1,288,526	6,652
Westfield Group unit	695,331	8,398
TOTAL AUSTRALIA		79,798
Bailiwick of Guernsey - 0.5%
Resolution Ltd.	2,223,018	9,113
Bailiwick of Jersey - 1.4%
Experian PLC	791,300	13,914
Informa PLC	245,498	1,823
Wolseley PLC	94,561	4,675
WPP PLC	458,124	7,574
TOTAL BAILIWICK OF JERSEY		27,986
Belgium - 2.2%
Anheuser-Busch InBev SA NV (d)	318,231	30,573
KBC Groupe SA	272,443	10,692
UCB SA (d)	35,400	2,092
TOTAL BELGIUM		43,357
Bermuda - 0.3%
Bunge Ltd.	42,300	3,054
Clear Media Ltd.	4,814,000	3,474
TOTAL BERMUDA		6,528
Brazil - 0.2%
Qualicorp SA (a)	111,300	1,084
Smiles SA	63,100	721
Souza Cruz SA	185,800	2,854
TOTAL BRAZIL		4,659
Canada - 3.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	173,700	10,554
Canadian Natural Resources Ltd.	252,900	7,418
CGI Group, Inc. Class A (sub. vtg.) (a)	307,000	9,721
Constellation Software, Inc.	29,100	3,972
Fairfax Financial Holdings Ltd. (sub. vtg.)	14,900	5,977
Painted Pony Petroleum Ltd. Class A (a)	420,800	4,085
Suncor Energy, Inc.	265,200	8,268
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Tourmaline Oil Corp. (a)	113,000	$ 4,483
TransForce, Inc.	84,900	1,675
Valeant Pharmaceuticals International, Inc. (Canada) (a)	62,200	4,723
TOTAL CANADA		60,876
Cayman Islands - 1.3%
Baidu.com, Inc. sponsored ADR (a)	96,400	8,276
Hengan International Group Co. Ltd.	403,000	4,165
MGM China Holdings Ltd.	432,400	1,020
Sands China Ltd.	1,800,400	9,443
Springland International Holdings Ltd.	3,431,000	1,786
TOTAL CAYMAN ISLANDS		24,690
China - 0.2%
China Pacific Insurance Group Co. Ltd. (H Shares)	481,000	1,729
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	255,500	2,023
TOTAL CHINA		3,752
Denmark - 2.0%
Novo Nordisk A/S Series B	222,608	39,185
Finland - 0.2%
Sampo Oyj (A Shares)	95,300	3,803
France - 7.5%
Arkema SA	58,300	5,462
BNP Paribas SA	189,543	10,561
Bureau Veritas SA	52,800	6,470
Danone SA	60,300	4,607
Dassault Systemes SA	20,000	2,439
Edenred SA	219,610	7,311
Essilor International SA	71,870	8,087
JCDecaux SA	83,900	2,306
L'Oreal SA (d)	17,000	3,031
LVMH Moet Hennessy - Louis Vuitton SA	64,826	11,226
PPR SA	84,600	18,612
Publicis Groupe SA	105,300	7,325
Sanofi SA	462,224	49,976
Schneider Electric SA	82,700	6,306
TOTAL FRANCE		143,719
Germany - 7.8%
adidas AG	140,500	14,673
Allianz AG	85,761	12,655
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
BASF AG (d)	233,949	$ 21,850
Bayer AG (d)	254,052	26,505
Brenntag AG	25,200	4,296
CompuGROUP Holding AG	72,400	1,670
Deutsche Bank AG	88,700	4,083
Deutsche Post AG	186,756	4,432
Fresenius SE & Co. KGaA	82,900	10,396
HeidelbergCement Finance AG	50,400	3,629
LEG Immobilien AG	65,542	3,608
Linde AG	99,947	18,901
SAP AG	290,113	23,128
TOTAL GERMANY		149,826
Greece - 0.3%
Jumbo SA	328,000	3,089
Titan Cement Co. SA (Reg.) (a)	106,700	1,981
TOTAL GREECE		5,070
Hong Kong - 1.4%
AIA Group Ltd.	4,212,800	18,702
Galaxy Entertainment Group Ltd. (a)	1,750,000	7,837
TOTAL HONG KONG		26,539
India - 2.4%
Apollo Hospitals Enterprise Ltd.	199,507	3,100
Bajaj Auto Ltd.	76,671	2,686
Colgate-Palmolive (India)	84,807	2,324
HDFC Bank Ltd.	804,283	10,248
Housing Development Finance Corp. Ltd. (a)	581,276	9,177
ITC Ltd.	1,141,123	6,990
Mahindra & Mahindra Financial Services Ltd.	752,516	3,192
Pidilite Industries Ltd. (a)	514,340	2,388
United Spirits Ltd. (a)	127,919	5,268
TOTAL INDIA		45,373
Indonesia - 0.1%
PT Bank Rakyat Indonesia Tbk	2,563,500	2,478
Ireland - 0.7%
Accenture PLC Class A	98,400	8,014
Ryanair Holdings PLC sponsored ADR	113,400	4,915
TOTAL IRELAND		12,929
Common Stocks - continued
	Shares	Value (000s)
Israel - 0.2%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	78,398	$ 3,621
Italy - 0.6%
ENI SpA	242,700	5,792
Prada SpA	370,600	3,341
Tod's SpA (d)	12,507	1,815
TOTAL ITALY		10,948
Japan - 15.9%
ABC-MART, Inc.	35,200	1,319
ACOM Co. Ltd. (a)(d)	73,060	2,994
AEON Financial Service Co. Ltd.	397,600	11,920
Aozora Bank Ltd.	1,696,000	5,314
Calbee, Inc.	33,700	3,332
Cosmos Pharmaceutical Corp.	46,600	5,197
Don Quijote Co. Ltd.	253,100	13,791
Fast Retailing Co. Ltd.	22,300	8,178
Fuji Media Holdings, Inc.	893	1,941
Hitachi Ltd.	1,631,000	10,423
Honda Motor Co. Ltd. sponsored ADR (d)	597,906	23,904
Hoya Corp.	391,800	7,850
Japan Tobacco, Inc.	890,400	33,658
JSR Corp.	464,500	10,693
Keyence Corp.	54,400	17,264
Miraca Holdings, Inc.	135,200	6,742
Mitsubishi UFJ Financial Group, Inc.	2,398,900	16,276
Nitto Denko Corp.	89,200	5,860
ORIX Corp.	2,353,700	36,116
Park24 Co. Ltd.	116,100	2,343
Pigeon Corp.	26,700	2,297
Rakuten, Inc.	1,311,100	13,985
Santen Pharmaceutical Co. Ltd.	60,700	3,047
Seven & i Holdings Co. Ltd.	275,100	10,582
Seven Bank Ltd.	968,100	3,438
SHIMANO, Inc.	76,300	6,646
Ship Healthcare Holdings, Inc.	57,500	2,213
SMC Corp.	61,600	12,349
Softbank Corp.	343,600	17,040
Tsuruha Holdings, Inc.	35,300	3,440
Unicharm Corp.	41,200	2,664
Yahoo! Japan Corp.	7,152	3,594
TOTAL JAPAN		306,410
Common Stocks - continued
	Shares	Value (000s)
Korea (South) - 1.9%
Hotel Shilla Co.	46,050	$ 2,433
Hyundai Motor Co.	13,927	2,522
LG Household & Health Care Ltd.	3,505	1,969
NHN Corp.	18,085	4,859
Orion Corp.	10,445	11,046
Samsung Electronics Co. Ltd.	9,642	13,304
TOTAL KOREA (SOUTH)		36,133
Luxembourg - 0.4%
Eurofins Scientific SA	38,800	8,431
Mexico - 0.7%
America Movil S.A.B. de CV Series L sponsored ADR	250,400	5,354
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	47,800	5,420
Mexichem S.A.B. de CV	572,600	2,919
TOTAL MEXICO		13,693
Netherlands - 2.9%
AEGON NV	2,012,800	13,445
ASML Holding NV (Netherlands)	120,659	8,979
D.E. Master Blenders 1753 NV (a)	611,200	9,691
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	126,500	3,491
NXP Semiconductors NV (a)	187,600	5,168
Royal DSM NV	15,000	967
Unilever NV (Certificaten Van Aandelen) (Bearer)	344,200	14,667
TOTAL NETHERLANDS		56,408
Nigeria - 0.3%
Nestle Foods Nigeria PLC	30,150	170
Nigerian Breweries PLC	4,795,344	5,005
TOTAL NIGERIA		5,175
Norway - 1.4%
DnB ASA (d)	574,199	9,385
Telenor ASA	742,800	16,694
TOTAL NORWAY		26,079
Russia - 0.2%
Magnit OJSC	14,700	3,128
Singapore - 0.6%
Global Logistic Properties Ltd.	1,960,000	4,392
Common Stocks - continued
	Shares	Value (000s)
Singapore - continued
Super Group Ltd. Singapore	710,000	$ 2,265
United Overseas Bank Ltd.	329,000	5,703
TOTAL SINGAPORE		12,360
South Africa - 0.7%
Life Healthcare Group Holdings Ltd.	641,500	2,710
Nampak Ltd.	1,059,000	3,892
Naspers Ltd. Class N	113,900	7,622
TOTAL SOUTH AFRICA		14,224
Spain - 2.3%
Amadeus IT Holding SA Class A	198,300	5,854
Banco Bilbao Vizcaya Argentaria SA	568,453	5,534
Banco Bilbao Vizcaya Argentaria SA	10,150	99
Grifols SA ADR	260,919	8,149
Inditex SA (d)	149,351	20,072
Prosegur Compania de Seguridad SA (Reg.)	919,860	5,136
TOTAL SPAIN		44,844
Sweden - 2.4%
ASSA ABLOY AB (B Shares) (d)	135,800	5,408
Atlas Copco AB (A Shares)	177,000	4,659
Nordea Bank AB	574,800	6,887
Svenska Cellulosa AB (SCA) (B Shares)	222,900	5,788
Svenska Handelsbanken AB (A Shares)	192,700	8,753
Swedbank AB (A Shares)	188,600	4,641
Swedish Match Co. AB (d)	172,000	5,966
Volvo AB (B Shares)	353,900	4,898
TOTAL SWEDEN		47,000
Switzerland - 5.1%
Nestle SA	457,115	32,598
Novartis AG	52,277	3,870
Roche Holding AG (participation certificate)	36,535	9,132
SGS SA (Reg.)	1,510	3,649
Syngenta AG (Switzerland)	40,001	17,101
UBS AG	1,193,457	21,289
Zurich Insurance Group AG	34,456	9,620
TOTAL SWITZERLAND		97,259
Common Stocks - continued
	Shares	Value (000s)
Taiwan - 0.6%
Pacific Hospital Supply Co. Ltd.	267,000	$ 887
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	550,300	10,500
TOTAL TAIWAN		11,387
United Kingdom - 18.3%
Associated British Foods PLC	123,300	3,706
Barclays PLC	2,533,131	11,304
Barratt Developments PLC (a)	476,600	2,304
BG Group PLC	373,292	6,289
British American Tobacco PLC sponsored ADR	162,600	18,052
BT Group PLC	438,800	1,887
Bunzl PLC	74,300	1,476
Capita Group PLC	213,800	2,997
Compass Group PLC	363,100	4,777
Dechra Pharmaceuticals PLC	360,400	4,020
Diploma PLC	220,000	1,950
Domino's Pizza UK & IRL PLC	318,500	3,221
Dunelm Group PLC	343,700	4,511
Filtrona PLC	693,600	7,612
GlaxoSmithKline PLC	1,240,600	32,009
Hikma Pharmaceuticals PLC	253,868	3,853
HSBC Holdings PLC sponsored ADR	691,300	37,925
IMI PLC	89,800	1,728
Imperial Tobacco Group PLC	132,921	4,749
InterContinental Hotel Group PLC	175,880	5,197
Intertek Group PLC	198,300	10,190
Johnson Matthey PLC	53,800	2,026
Kingfisher PLC	1,410,400	6,860
Lloyds Banking Group PLC (a)	7,284,900	6,188
Next PLC	257,200	17,415
Persimmon PLC	143,600	2,409
Prudential PLC	605,262	10,407
Reckitt Benckiser Group PLC	234,213	17,085
Reed Elsevier PLC	251,700	2,940
Rolls-Royce Group PLC	677,500	11,892
Rolls-Royce Group PLC (C Shares) (a)	95,577,600	148
Royal Dutch Shell PLC Class B (United Kingdom)	934,892	32,794
SABMiller PLC	52,800	2,845
Serco Group PLC	468,147	4,498
Smith & Nephew PLC	241,500	2,764
Spectris PLC	55,600	1,822
Standard Chartered PLC (United Kingdom)	392,332	9,854
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Taylor Wimpey PLC	5,848,600	$ 8,449
Tesco PLC	1,217,300	6,924
Travis Perkins PLC	42,300	942
Vodafone Group PLC sponsored ADR	949,600	29,048
Whitbread PLC	121,204	4,810
TOTAL UNITED KINGDOM		351,877
United States of America - 5.4%
AbbVie, Inc.	224,800	10,352
Anadarko Petroleum Corp.	34,600	2,933
Beam, Inc.	55,600	3,598
BioMarin Pharmaceutical, Inc. (a)	45,700	2,998
Cummins, Inc.	39,000	4,149
D.R. Horton, Inc.	147,500	3,847
Gilead Sciences, Inc. (a)	212,400	10,756
Las Vegas Sands Corp.	160,300	9,017
MasterCard, Inc. Class A	19,440	10,749
Monsanto Co.	44,600	4,764
News Corp. Class B	145,700	4,534
Noble Energy, Inc.	75,600	8,565
PriceSmart, Inc.	26,300	2,347
salesforce.com, Inc. (a)	40,000	1,644
The Blackstone Group LP	227,700	4,679
Time Warner, Inc.	30,700	1,835
ViroPharma, Inc. (a)	112,900	3,077
Visa, Inc. Class A	64,100	10,798
Yum! Brands, Inc.	42,200	2,875
TOTAL UNITED STATES OF AMERICA		103,517
TOTAL COMMON STOCKS (Cost $1,433,627)		1,842,175
Nonconvertible Preferred Stocks - 1.8%

Germany - 1.8%
Henkel AG & Co. KGaA	119,400	11,259
ProSiebenSat.1 Media AG	145,600	5,576
Sartorius AG (non-vtg.)	34,600	3,712
Volkswagen AG	67,500	13,681
TOTAL GERMANY		34,228
Nonconvertible Preferred Stocks - continued
	Shares	Value (000s)
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	80,622,500	$ 125
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $23,036)		34,353
Investment Companies - 0.5%

United States of America - 0.5%
WisdomTree Japan Hedged Equity ETF (d) (Cost $9,247)	197,000	9,369
Government Obligations - 0.0%
Principal Amount (000s)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.07% 5/30/13 to 7/5/13 (e) (Cost $470)	$ 470	470
Money Market Funds - 10.7%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	51,491,264	51,491
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	154,461,343	154,461
TOTAL MONEY MARKET FUNDS (Cost $205,952)		205,952
TOTAL INVESTMENT PORTFOLIO - 108.7% (Cost $1,672,332)		2,092,319
NET OTHER ASSETS (LIABILITIES) - (8.7)%		(168,147)
NET ASSETS - 100%		$ 1,924,172
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
139 CME NIKKEI 225 Index Contracts (Japan)	June 2013	$ 9,878	$ 757
77 CME NIKKEI 225 Index Contracts (Japan)	June 2013	5,355	822
TOTAL EQUITY INDEX CONTRACTS		$ 15,233	$ 1,579

The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $470,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 41
Fidelity Securities Lending Cash Central Fund	351
Total	$ 392
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 305,422	$ 246,791	$ 58,631	$ -
Consumer Staples	306,489	167,481	139,008	-
Energy	80,627	42,041	38,586	-
Financials	381,683	223,127	158,556	-
Health Care	279,988	140,182	139,806	-
Industrials	135,967	121,275	14,692	-
Information Technology	170,308	99,070	71,238	-
Materials	139,369	105,715	33,654	-
Telecommunication Services	76,675	57,748	18,927	-
Investment Companies	9,369	9,369	-	-
Government Obligations	470	-	470	-
Money Market Funds	205,952	205,952	-	-
Total Investments in Securities:	$ 2,092,319	$ 1,418,751	$ 673,568	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,579	$ 1,579	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 270,820
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,579	$ -
Total Value of Derivatives	$ 1,579	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $148,257) - See accompanying schedule: Unaffiliated issuers (cost $1,466,380)	$ 1,886,367
Fidelity Central Funds (cost $205,952)	205,952
Total Investments (cost $1,672,332)		$ 2,092,319
Foreign currency held at value (cost $1,582)		1,583
Receivable for investments sold		6,441
Receivable for fund shares sold		1,657
Dividends receivable		8,093
Distributions receivable from Fidelity Central Funds		219
Receivable for daily variation margin on futures contracts		11
Prepaid expenses		1
Other receivables		354
Total assets		2,110,678

Liabilities
Payable for investments purchased	$ 23,178
Payable for fund shares redeemed	4,184
Accrued management fee	1,096
Distribution and service plan fees payable	516
Other affiliated payables	471
Other payables and accrued expenses	2,600
Collateral on securities loaned, at value	154,461
Total liabilities		186,506

Net Assets		$ 1,924,172
Net Assets consist of:
Paid in capital		$ 4,425,433
Undistributed net investment income		6,978
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,927,354)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		419,115
Net Assets		$ 1,924,172

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($712,571 ÷ 40,244 shares)	$ 17.71

Maximum offering price per share (100/94.25 of $17.71)	$ 18.79
Class T: Net Asset Value and redemption price per share ($312,043 ÷ 17,753 shares)	$ 17.58

Maximum offering price per share (100/96.50 of $17.58)	$ 18.22
Class B: Net Asset Value and offering price per share ($44,932 ÷ 2,639 shares)A	$ 17.03

Class C: Net Asset Value and offering price per share ($255,994 ÷ 15,051 shares)A	$ 17.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($598,632 ÷ 33,287 shares)	$ 17.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 23,039
Income from Fidelity Central Funds		392
Income before foreign taxes withheld		23,431
Less foreign taxes withheld		(1,646)
Total income		21,785

Expenses
Management fee	$ 6,686
Transfer agent fees	2,464
Distribution and service plan fees	3,176
Accounting and security lending fees	422
Custodian fees and expenses	169
Independent trustees' compensation	6
Registration fees	87
Audit	62
Legal	5
Miscellaneous	6
Total expenses before reductions	13,083
Expense reductions	(403)	12,680
Net investment income (loss)		9,105
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	95,088
Foreign currency transactions	(68)
Futures contracts	61
Total net realized gain (loss)		95,081
Change in net unrealized appreciation (depreciation) on: Investment securities	165,270
Assets and liabilities in foreign currencies	35
Futures contracts	1,579
Total change in net unrealized appreciation (depreciation)		166,884
Net gain (loss)		261,965
Net increase (decrease) in net assets resulting from operations		$ 271,070

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,105	$ 23,245
Net realized gain (loss)	95,081	39,797
Change in net unrealized appreciation (depreciation)	166,884	88,398
Net increase (decrease) in net assets resulting from operations	271,070	151,440
Distributions to shareholders from net investment income	(23,595)	(28,136)
Distributions to shareholders from net realized gain	(7,342)	-
Total distributions	(30,937)	(28,136)
Share transactions - net increase (decrease)	(232,969)	(644,922)
Redemption fees	10	42
Total increase (decrease) in net assets	7,174	(521,576)

Net Assets
Beginning of period	1,916,998	2,438,574
End of period (including undistributed net investment income of $6,978 and undistributed net investment income of $21,468, respectively)	$ 1,924,172	$ 1,916,998

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.63	$ 14.61	$ 15.63	$ 14.25	$ 12.57	$ 26.62
Income from Investment Operations
Net investment income (loss) E	.08	.18	.22 H	.14	.17	.36
Net realized and unrealized gain (loss)	2.27	1.03	(1.01)	1.44	1.96	(11.15)
Total from investment operations	2.35	1.21	(.79)	1.58	2.13	(10.79)
Distributions from net investment income	(.21)	(.19)	(.20)	(.19)	(.45)	(.24)
Distributions from net realized gain	(.06)	-	(.03)	(.01)	-	(3.02)
Total distributions	(.27)	(.19)	(.23)	(.20)	(.45)	(3.26)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 17.71	$ 15.63	$ 14.61	$ 15.63	$ 14.25	$ 12.57
Total Return B, C, D	15.24%	8.47%	(5.15)%	11.17%	18.16%	(45.95)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.32% A	1.32%	1.31%	1.32%	1.34%	1.26%
Expenses net of fee waivers, if any	1.32% A	1.32%	1.31%	1.32%	1.34%	1.26%
Expenses net of all reductions	1.27% A	1.31%	1.29%	1.30%	1.31%	1.22%
Net investment income (loss)	1.03% A	1.20%	1.38% H	.95%	1.43%	1.80%
Supplemental Data
Net assets, end of period (in millions)	$ 713	$ 762	$ 916	$ 1,302	$ 1,662	$ 2,004
Portfolio turnover rate G	50% A	34%	48%	59%	92%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .98%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.49	$ 14.46	$ 15.47	$ 14.11	$ 12.42	$ 26.30
Income from Investment Operations
Net investment income (loss) E	.06	.14	.18 H	.10	.14	.31
Net realized and unrealized gain (loss)	2.25	1.03	(.99)	1.43	1.94	(11.01)
Total from investment operations	2.31	1.17	(.81)	1.53	2.08	(10.70)
Distributions from net investment income	(.16)	(.14)	(.16)	(.16)	(.39)	(.16)
Distributions from net realized gain	(.06)	-	(.03)	(.01)	-	(3.02)
Total distributions	(.22)	(.14)	(.20) K	(.17)	(.39)	(3.18)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 17.58	$ 15.49	$ 14.46	$ 15.47	$ 14.11	$ 12.42
Total Return B, C, D	15.11%	8.17%	(5.35)%	10.88%	17.84%	(46.04)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.57% A	1.58%	1.55%	1.55%	1.58%	1.49%
Expenses net of fee waivers, if any	1.57% A	1.58%	1.55%	1.55%	1.58%	1.49%
Expenses net of all reductions	1.52% A	1.57%	1.53%	1.53%	1.55%	1.44%
Net investment income (loss)	.77% A	.94%	1.14% H	.71%	1.19%	1.57%
Supplemental Data
Net assets, end of period (in millions)	$ 312	$ 304	$ 404	$ 621	$ 832	$ 1,110
Portfolio turnover rate G	50% A	34%	48%	59%	92%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .74%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.20 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.95	$ 13.91	$ 14.91	$ 13.61	$ 11.95	$ 25.44
Income from Investment Operations
Net investment income (loss) E	.02	.06	.09 H	.02	.08	.18
Net realized and unrealized gain (loss)	2.18	1.00	(.96)	1.38	1.88	(10.62)
Total from investment operations	2.20	1.06	(.87)	1.40	1.96	(10.44)
Distributions from net investment income	(.06)	(.02)	(.10)	(.09)	(.30)	(.03)
Distributions from net realized gain	(.06)	-	(.03)	(.01)	-	(3.02)
Total distributions	(.12)	(.02)	(.13)	(.10)	(.30)	(3.05)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 17.03	$ 14.95	$ 13.91	$ 14.91	$ 13.61	$ 11.95
Total Return B, C, D	14.80%	7.64%	(5.89)%	10.34%	17.25%	(46.39)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.09% A	2.08%	2.08%	2.09%	2.10%	2.08%
Expenses net of fee waivers, if any	2.09% A	2.08%	2.08%	2.09%	2.10%	2.08%
Expenses net of all reductions	2.05% A	2.07%	2.06%	2.07%	2.07%	2.04%
Net investment income (loss)	.25% A	.44%	.61% H	.18%	.67%	.97%
Supplemental Data
Net assets, end of period (in millions)	$ 45	$ 59	$ 94	$ 157	$ 191	$ 221
Portfolio turnover rate G	50% A	34%	48%	59%	92%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.97	$ 13.95	$ 14.95	$ 13.65	$ 11.98	$ 25.50
Income from Investment Operations
Net investment income (loss) E	.02	.06	.10 H	.03	.08	.20
Net realized and unrealized gain (loss)	2.17	1.01	(.96)	1.38	1.89	(10.64)
Total from investment operations	2.19	1.07	(.86)	1.41	1.97	(10.44)
Distributions from net investment income	(.09)	(.05)	(.11)	(.10)	(.30)	(.06)
Distributions from net realized gain	(.06)	-	(.03)	(.01)	-	(3.02)
Total distributions	(.15)	(.05)	(.14)	(.11)	(.30)	(3.08)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 17.01	$ 14.97	$ 13.95	$ 14.95	$ 13.65	$ 11.98
Total Return B, C, D	14.77%	7.71%	(5.83)%	10.32%	17.24%	(46.33)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.05% A	2.06%	2.05%	2.06%	2.09%	2.01%
Expenses net of fee waivers, if any	2.05% A	2.06%	2.05%	2.06%	2.09%	2.01%
Expenses net of all reductions	2.01% A	2.05%	2.03%	2.04%	2.06%	1.97%
Net investment income (loss)	.29% A	.46%	.64% H	.21%	.68%	1.04%
Supplemental Data
Net assets, end of period (in millions)	$ 256	$ 246	$ 302	$ 419	$ 502	$ 618
Portfolio turnover rate G	50% A	34%	48%	59%	92%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .24%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.90	$ 14.87	$ 15.90	$ 14.48	$ 12.81	$ 27.06
Income from Investment Operations
Net investment income (loss) D	.11	.23	.28 G	.19	.21	.41
Net realized and unrealized gain (loss)	2.29	1.05	(1.03)	1.47	1.98	(11.34)
Total from investment operations	2.40	1.28	(.75)	1.66	2.19	(10.93)
Distributions from net investment income	(.26)	(.25)	(.25)	(.23)	(.52)	(.30)
Distributions from net realized gain	(.06)	-	(.03)	(.01)	-	(3.02)
Total distributions	(.32)	(.25)	(.28)	(.24)	(.52)	(3.32)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 17.98	$ 15.90	$ 14.87	$ 15.90	$ 14.48	$ 12.81
Total Return B, C	15.35%	8.83%	(4.85)%	11.55%	18.45%	(45.79)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.00% A	1.00%	.99%	.99%	1.07%	.99%
Expenses net of fee waivers, if any	1.00% A	1.00%	.99%	.99%	1.07%	.99%
Expenses net of all reductions	.96% A	.99%	.97%	.97%	1.04%	.94%
Net investment income (loss)	1.34% A	1.52%	1.70% G	1.28%	1.70%	2.07%
Supplemental Data
Net assets, end of period (in millions)	$ 599	$ 546	$ 723	$ 1,316	$ 1,540	$ 2,235
Portfolio turnover rate F	50% A	34%	48%	59%	92%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.30%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Diversified International Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 443,676
Gross unrealized depreciation	(38,540)
Net unrealized appreciation (depreciation) on securities and other investments	$ 405,136

Tax cost	$ 1,687,183

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (3,001,620)

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $61 and a change in net unrealized appreciation (depreciation) of $1,579 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $458,810 and $716,973, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 909	$ 78
Class T	.25%	.25%	762	6
Class B	.75%	.25%	267	201
Class C	.75%	.25%	1,238	51
			$ 3,176	$ 336

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 40
Class T	10
Class B*	22
Class C*	2
$ 74

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,019.28
Class T	429.28
Class B	81.30
Class C	329.27
Institutional Class	606.22
	$ 2,464

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $351. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $403 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 9,993	$ 11,830
Class T	3,119	3,677
Class B	218	137
Class C	1,491	1,044
Institutional Class	8,774	11,448
Total	$ 23,595	$ 28,136
From net realized gain
Class A	$ 2,917	$ -
Class T	1,167	-
Class B	229	-
Class C	978	-
Institutional Class	2,051	-
Total	$ 7,342	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	3,067	7,355	$ 50,682	$ 107,661
Reinvestment of distributions	758	768	12,002	10,735
Shares redeemed	(12,325)	(22,053)	(204,849)	(321,084)
Net increase (decrease)	(8,500)	(13,930)	$ (142,165)	$ (202,688)
Class T
Shares sold	737	1,704	$ 12,030	$ 24,709
Reinvestment of distributions	255	246	4,007	3,415
Shares redeemed	(2,857)	(10,272)	(46,490)	(148,591)
Net increase (decrease)	(1,865)	(8,322)	$ (30,453)	$ (120,467)
Class B
Shares sold	8	22	$ 129	$ 305
Reinvestment of distributions	26	9	396	118
Shares redeemed	(1,369)	(2,779)	(21,752)	(39,153)
Net increase (decrease)	(1,335)	(2,748)	$ (21,227)	$ (38,730)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class C
Shares sold	430	700	$ 6,792	$ 9,812
Reinvestment of distributions	129	60	1,968	813
Shares redeemed	(1,923)	(5,985)	(30,221)	(83,760)
Net increase (decrease)	(1,364)	(5,225)	$ (21,461)	$ (73,135)
Institutional Class
Shares sold	2,298	7,200	$ 38,445	$ 106,131
Reinvestment of distributions	586	640	9,415	9,062
Shares redeemed	(3,953)	(22,132)	(65,523)	(325,095)
Net increase (decrease)	(1,069)	(14,292)	$ (17,663)	$ (209,902)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ADIF-USAN-0613
1.784871.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Diversified International

Fund - Institutional Class

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.32%
Actual		$ 1,000.00	$ 1,152.40	$ 7.04
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.61
Class T	1.57%
Actual		$ 1,000.00	$ 1,151.10	$ 8.37
HypotheticalA		$ 1,000.00	$ 1,017.01	$ 7.85
Class B	2.09%
Actual		$ 1,000.00	$ 1,148.00	$ 11.13
HypotheticalA		$ 1,000.00	$ 1,014.43	$ 10.44
Class C	2.05%
Actual		$ 1,000.00	$ 1,147.70	$ 10.92
HypotheticalA		$ 1,000.00	$ 1,014.63	$ 10.24
Institutional Class	1.00%
Actual		$ 1,000.00	$ 1,153.50	$ 5.34
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Sanofi SA (France, Pharmaceuticals)	2.6	2.6
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.0	2.7
HSBC Holdings PLC sponsored ADR (United Kingdom, Commercial Banks)	2.0	1.9
ORIX Corp. (Japan, Diversified Financial Services)	1.9	1.6
Japan Tobacco, Inc. (Japan, Tobacco)	1.7	1.3
	10.2
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	19.9	15.6
Consumer Staples	15.9	15.4
Consumer Discretionary	15.9	15.4
Health Care	14.8	12.9
Information Technology	8.9	10.3
Top Five Countries as of April 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	18.3	17.6
Japan	16.7	15.0
Germany	9.6	8.8
France	7.5	8.6
United States of America	5.9	4.9
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
Stocks and Equity Futures 98.3%	Stocks 98.3%
Investment Companies 0.5%	Investment Companies 0.0%
Other Investments 0.0%	Other Investments 0.0%*
Short-Term Investments and Net Other Assets (Liabilities) 1.2%	Short-Term Investments and Net Other Assets (Liabilities) 1.7%

* Amount represents less than 0.1%.

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value (000s)
Australia - 4.1%
Ansell Ltd.	214,491	$ 3,513
Australia & New Zealand Banking Group Ltd.	578,069	19,081
BHP Billiton Ltd. sponsored ADR (d)	436,236	29,324
CSL Ltd.	167,531	10,935
McMillan Shakespeare Ltd.	119,799	1,895
Telstra Corp. Ltd.	1,288,526	6,652
Westfield Group unit	695,331	8,398
TOTAL AUSTRALIA		79,798
Bailiwick of Guernsey - 0.5%
Resolution Ltd.	2,223,018	9,113
Bailiwick of Jersey - 1.4%
Experian PLC	791,300	13,914
Informa PLC	245,498	1,823
Wolseley PLC	94,561	4,675
WPP PLC	458,124	7,574
TOTAL BAILIWICK OF JERSEY		27,986
Belgium - 2.2%
Anheuser-Busch InBev SA NV (d)	318,231	30,573
KBC Groupe SA	272,443	10,692
UCB SA (d)	35,400	2,092
TOTAL BELGIUM		43,357
Bermuda - 0.3%
Bunge Ltd.	42,300	3,054
Clear Media Ltd.	4,814,000	3,474
TOTAL BERMUDA		6,528
Brazil - 0.2%
Qualicorp SA (a)	111,300	1,084
Smiles SA	63,100	721
Souza Cruz SA	185,800	2,854
TOTAL BRAZIL		4,659
Canada - 3.2%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	173,700	10,554
Canadian Natural Resources Ltd.	252,900	7,418
CGI Group, Inc. Class A (sub. vtg.) (a)	307,000	9,721
Constellation Software, Inc.	29,100	3,972
Fairfax Financial Holdings Ltd. (sub. vtg.)	14,900	5,977
Painted Pony Petroleum Ltd. Class A (a)	420,800	4,085
Suncor Energy, Inc.	265,200	8,268
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Tourmaline Oil Corp. (a)	113,000	$ 4,483
TransForce, Inc.	84,900	1,675
Valeant Pharmaceuticals International, Inc. (Canada) (a)	62,200	4,723
TOTAL CANADA		60,876
Cayman Islands - 1.3%
Baidu.com, Inc. sponsored ADR (a)	96,400	8,276
Hengan International Group Co. Ltd.	403,000	4,165
MGM China Holdings Ltd.	432,400	1,020
Sands China Ltd.	1,800,400	9,443
Springland International Holdings Ltd.	3,431,000	1,786
TOTAL CAYMAN ISLANDS		24,690
China - 0.2%
China Pacific Insurance Group Co. Ltd. (H Shares)	481,000	1,729
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	255,500	2,023
TOTAL CHINA		3,752
Denmark - 2.0%
Novo Nordisk A/S Series B	222,608	39,185
Finland - 0.2%
Sampo Oyj (A Shares)	95,300	3,803
France - 7.5%
Arkema SA	58,300	5,462
BNP Paribas SA	189,543	10,561
Bureau Veritas SA	52,800	6,470
Danone SA	60,300	4,607
Dassault Systemes SA	20,000	2,439
Edenred SA	219,610	7,311
Essilor International SA	71,870	8,087
JCDecaux SA	83,900	2,306
L'Oreal SA (d)	17,000	3,031
LVMH Moet Hennessy - Louis Vuitton SA	64,826	11,226
PPR SA	84,600	18,612
Publicis Groupe SA	105,300	7,325
Sanofi SA	462,224	49,976
Schneider Electric SA	82,700	6,306
TOTAL FRANCE		143,719
Germany - 7.8%
adidas AG	140,500	14,673
Allianz AG	85,761	12,655
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
BASF AG (d)	233,949	$ 21,850
Bayer AG (d)	254,052	26,505
Brenntag AG	25,200	4,296
CompuGROUP Holding AG	72,400	1,670
Deutsche Bank AG	88,700	4,083
Deutsche Post AG	186,756	4,432
Fresenius SE & Co. KGaA	82,900	10,396
HeidelbergCement Finance AG	50,400	3,629
LEG Immobilien AG	65,542	3,608
Linde AG	99,947	18,901
SAP AG	290,113	23,128
TOTAL GERMANY		149,826
Greece - 0.3%
Jumbo SA	328,000	3,089
Titan Cement Co. SA (Reg.) (a)	106,700	1,981
TOTAL GREECE		5,070
Hong Kong - 1.4%
AIA Group Ltd.	4,212,800	18,702
Galaxy Entertainment Group Ltd. (a)	1,750,000	7,837
TOTAL HONG KONG		26,539
India - 2.4%
Apollo Hospitals Enterprise Ltd.	199,507	3,100
Bajaj Auto Ltd.	76,671	2,686
Colgate-Palmolive (India)	84,807	2,324
HDFC Bank Ltd.	804,283	10,248
Housing Development Finance Corp. Ltd. (a)	581,276	9,177
ITC Ltd.	1,141,123	6,990
Mahindra & Mahindra Financial Services Ltd.	752,516	3,192
Pidilite Industries Ltd. (a)	514,340	2,388
United Spirits Ltd. (a)	127,919	5,268
TOTAL INDIA		45,373
Indonesia - 0.1%
PT Bank Rakyat Indonesia Tbk	2,563,500	2,478
Ireland - 0.7%
Accenture PLC Class A	98,400	8,014
Ryanair Holdings PLC sponsored ADR	113,400	4,915
TOTAL IRELAND		12,929
Common Stocks - continued
	Shares	Value (000s)
Israel - 0.2%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	78,398	$ 3,621
Italy - 0.6%
ENI SpA	242,700	5,792
Prada SpA	370,600	3,341
Tod's SpA (d)	12,507	1,815
TOTAL ITALY		10,948
Japan - 15.9%
ABC-MART, Inc.	35,200	1,319
ACOM Co. Ltd. (a)(d)	73,060	2,994
AEON Financial Service Co. Ltd.	397,600	11,920
Aozora Bank Ltd.	1,696,000	5,314
Calbee, Inc.	33,700	3,332
Cosmos Pharmaceutical Corp.	46,600	5,197
Don Quijote Co. Ltd.	253,100	13,791
Fast Retailing Co. Ltd.	22,300	8,178
Fuji Media Holdings, Inc.	893	1,941
Hitachi Ltd.	1,631,000	10,423
Honda Motor Co. Ltd. sponsored ADR (d)	597,906	23,904
Hoya Corp.	391,800	7,850
Japan Tobacco, Inc.	890,400	33,658
JSR Corp.	464,500	10,693
Keyence Corp.	54,400	17,264
Miraca Holdings, Inc.	135,200	6,742
Mitsubishi UFJ Financial Group, Inc.	2,398,900	16,276
Nitto Denko Corp.	89,200	5,860
ORIX Corp.	2,353,700	36,116
Park24 Co. Ltd.	116,100	2,343
Pigeon Corp.	26,700	2,297
Rakuten, Inc.	1,311,100	13,985
Santen Pharmaceutical Co. Ltd.	60,700	3,047
Seven & i Holdings Co. Ltd.	275,100	10,582
Seven Bank Ltd.	968,100	3,438
SHIMANO, Inc.	76,300	6,646
Ship Healthcare Holdings, Inc.	57,500	2,213
SMC Corp.	61,600	12,349
Softbank Corp.	343,600	17,040
Tsuruha Holdings, Inc.	35,300	3,440
Unicharm Corp.	41,200	2,664
Yahoo! Japan Corp.	7,152	3,594
TOTAL JAPAN		306,410
Common Stocks - continued
	Shares	Value (000s)
Korea (South) - 1.9%
Hotel Shilla Co.	46,050	$ 2,433
Hyundai Motor Co.	13,927	2,522
LG Household & Health Care Ltd.	3,505	1,969
NHN Corp.	18,085	4,859
Orion Corp.	10,445	11,046
Samsung Electronics Co. Ltd.	9,642	13,304
TOTAL KOREA (SOUTH)		36,133
Luxembourg - 0.4%
Eurofins Scientific SA	38,800	8,431
Mexico - 0.7%
America Movil S.A.B. de CV Series L sponsored ADR	250,400	5,354
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	47,800	5,420
Mexichem S.A.B. de CV	572,600	2,919
TOTAL MEXICO		13,693
Netherlands - 2.9%
AEGON NV	2,012,800	13,445
ASML Holding NV (Netherlands)	120,659	8,979
D.E. Master Blenders 1753 NV (a)	611,200	9,691
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	126,500	3,491
NXP Semiconductors NV (a)	187,600	5,168
Royal DSM NV	15,000	967
Unilever NV (Certificaten Van Aandelen) (Bearer)	344,200	14,667
TOTAL NETHERLANDS		56,408
Nigeria - 0.3%
Nestle Foods Nigeria PLC	30,150	170
Nigerian Breweries PLC	4,795,344	5,005
TOTAL NIGERIA		5,175
Norway - 1.4%
DnB ASA (d)	574,199	9,385
Telenor ASA	742,800	16,694
TOTAL NORWAY		26,079
Russia - 0.2%
Magnit OJSC	14,700	3,128
Singapore - 0.6%
Global Logistic Properties Ltd.	1,960,000	4,392
Common Stocks - continued
	Shares	Value (000s)
Singapore - continued
Super Group Ltd. Singapore	710,000	$ 2,265
United Overseas Bank Ltd.	329,000	5,703
TOTAL SINGAPORE		12,360
South Africa - 0.7%
Life Healthcare Group Holdings Ltd.	641,500	2,710
Nampak Ltd.	1,059,000	3,892
Naspers Ltd. Class N	113,900	7,622
TOTAL SOUTH AFRICA		14,224
Spain - 2.3%
Amadeus IT Holding SA Class A	198,300	5,854
Banco Bilbao Vizcaya Argentaria SA	568,453	5,534
Banco Bilbao Vizcaya Argentaria SA	10,150	99
Grifols SA ADR	260,919	8,149
Inditex SA (d)	149,351	20,072
Prosegur Compania de Seguridad SA (Reg.)	919,860	5,136
TOTAL SPAIN		44,844
Sweden - 2.4%
ASSA ABLOY AB (B Shares) (d)	135,800	5,408
Atlas Copco AB (A Shares)	177,000	4,659
Nordea Bank AB	574,800	6,887
Svenska Cellulosa AB (SCA) (B Shares)	222,900	5,788
Svenska Handelsbanken AB (A Shares)	192,700	8,753
Swedbank AB (A Shares)	188,600	4,641
Swedish Match Co. AB (d)	172,000	5,966
Volvo AB (B Shares)	353,900	4,898
TOTAL SWEDEN		47,000
Switzerland - 5.1%
Nestle SA	457,115	32,598
Novartis AG	52,277	3,870
Roche Holding AG (participation certificate)	36,535	9,132
SGS SA (Reg.)	1,510	3,649
Syngenta AG (Switzerland)	40,001	17,101
UBS AG	1,193,457	21,289
Zurich Insurance Group AG	34,456	9,620
TOTAL SWITZERLAND		97,259
Common Stocks - continued
	Shares	Value (000s)
Taiwan - 0.6%
Pacific Hospital Supply Co. Ltd.	267,000	$ 887
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	550,300	10,500
TOTAL TAIWAN		11,387
United Kingdom - 18.3%
Associated British Foods PLC	123,300	3,706
Barclays PLC	2,533,131	11,304
Barratt Developments PLC (a)	476,600	2,304
BG Group PLC	373,292	6,289
British American Tobacco PLC sponsored ADR	162,600	18,052
BT Group PLC	438,800	1,887
Bunzl PLC	74,300	1,476
Capita Group PLC	213,800	2,997
Compass Group PLC	363,100	4,777
Dechra Pharmaceuticals PLC	360,400	4,020
Diploma PLC	220,000	1,950
Domino's Pizza UK & IRL PLC	318,500	3,221
Dunelm Group PLC	343,700	4,511
Filtrona PLC	693,600	7,612
GlaxoSmithKline PLC	1,240,600	32,009
Hikma Pharmaceuticals PLC	253,868	3,853
HSBC Holdings PLC sponsored ADR	691,300	37,925
IMI PLC	89,800	1,728
Imperial Tobacco Group PLC	132,921	4,749
InterContinental Hotel Group PLC	175,880	5,197
Intertek Group PLC	198,300	10,190
Johnson Matthey PLC	53,800	2,026
Kingfisher PLC	1,410,400	6,860
Lloyds Banking Group PLC (a)	7,284,900	6,188
Next PLC	257,200	17,415
Persimmon PLC	143,600	2,409
Prudential PLC	605,262	10,407
Reckitt Benckiser Group PLC	234,213	17,085
Reed Elsevier PLC	251,700	2,940
Rolls-Royce Group PLC	677,500	11,892
Rolls-Royce Group PLC (C Shares) (a)	95,577,600	148
Royal Dutch Shell PLC Class B (United Kingdom)	934,892	32,794
SABMiller PLC	52,800	2,845
Serco Group PLC	468,147	4,498
Smith & Nephew PLC	241,500	2,764
Spectris PLC	55,600	1,822
Standard Chartered PLC (United Kingdom)	392,332	9,854
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Taylor Wimpey PLC	5,848,600	$ 8,449
Tesco PLC	1,217,300	6,924
Travis Perkins PLC	42,300	942
Vodafone Group PLC sponsored ADR	949,600	29,048
Whitbread PLC	121,204	4,810
TOTAL UNITED KINGDOM		351,877
United States of America - 5.4%
AbbVie, Inc.	224,800	10,352
Anadarko Petroleum Corp.	34,600	2,933
Beam, Inc.	55,600	3,598
BioMarin Pharmaceutical, Inc. (a)	45,700	2,998
Cummins, Inc.	39,000	4,149
D.R. Horton, Inc.	147,500	3,847
Gilead Sciences, Inc. (a)	212,400	10,756
Las Vegas Sands Corp.	160,300	9,017
MasterCard, Inc. Class A	19,440	10,749
Monsanto Co.	44,600	4,764
News Corp. Class B	145,700	4,534
Noble Energy, Inc.	75,600	8,565
PriceSmart, Inc.	26,300	2,347
salesforce.com, Inc. (a)	40,000	1,644
The Blackstone Group LP	227,700	4,679
Time Warner, Inc.	30,700	1,835
ViroPharma, Inc. (a)	112,900	3,077
Visa, Inc. Class A	64,100	10,798
Yum! Brands, Inc.	42,200	2,875
TOTAL UNITED STATES OF AMERICA		103,517
TOTAL COMMON STOCKS (Cost $1,433,627)		1,842,175
Nonconvertible Preferred Stocks - 1.8%

Germany - 1.8%
Henkel AG & Co. KGaA	119,400	11,259
ProSiebenSat.1 Media AG	145,600	5,576
Sartorius AG (non-vtg.)	34,600	3,712
Volkswagen AG	67,500	13,681
TOTAL GERMANY		34,228
Nonconvertible Preferred Stocks - continued
	Shares	Value (000s)
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	80,622,500	$ 125
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $23,036)		34,353
Investment Companies - 0.5%

United States of America - 0.5%
WisdomTree Japan Hedged Equity ETF (d) (Cost $9,247)	197,000	9,369
Government Obligations - 0.0%
Principal Amount (000s)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.07% 5/30/13 to 7/5/13 (e) (Cost $470)	$ 470	470
Money Market Funds - 10.7%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	51,491,264	51,491
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	154,461,343	154,461
TOTAL MONEY MARKET FUNDS (Cost $205,952)		205,952
TOTAL INVESTMENT PORTFOLIO - 108.7% (Cost $1,672,332)		2,092,319
NET OTHER ASSETS (LIABILITIES) - (8.7)%		(168,147)
NET ASSETS - 100%		$ 1,924,172
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
139 CME NIKKEI 225 Index Contracts (Japan)	June 2013	$ 9,878	$ 757
77 CME NIKKEI 225 Index Contracts (Japan)	June 2013	5,355	822
TOTAL EQUITY INDEX CONTRACTS		$ 15,233	$ 1,579

The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $470,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 41
Fidelity Securities Lending Cash Central Fund	351
Total	$ 392
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 305,422	$ 246,791	$ 58,631	$ -
Consumer Staples	306,489	167,481	139,008	-
Energy	80,627	42,041	38,586	-
Financials	381,683	223,127	158,556	-
Health Care	279,988	140,182	139,806	-
Industrials	135,967	121,275	14,692	-
Information Technology	170,308	99,070	71,238	-
Materials	139,369	105,715	33,654	-
Telecommunication Services	76,675	57,748	18,927	-
Investment Companies	9,369	9,369	-	-
Government Obligations	470	-	470	-
Money Market Funds	205,952	205,952	-	-
Total Investments in Securities:	$ 2,092,319	$ 1,418,751	$ 673,568	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,579	$ 1,579	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 270,820
Level 2 to Level 1	$ 0
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 1,579	$ -
Total Value of Derivatives	$ 1,579	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $148,257) - See accompanying schedule: Unaffiliated issuers (cost $1,466,380)	$ 1,886,367
Fidelity Central Funds (cost $205,952)	205,952
Total Investments (cost $1,672,332)		$ 2,092,319
Foreign currency held at value (cost $1,582)		1,583
Receivable for investments sold		6,441
Receivable for fund shares sold		1,657
Dividends receivable		8,093
Distributions receivable from Fidelity Central Funds		219
Receivable for daily variation margin on futures contracts		11
Prepaid expenses		1
Other receivables		354
Total assets		2,110,678

Liabilities
Payable for investments purchased	$ 23,178
Payable for fund shares redeemed	4,184
Accrued management fee	1,096
Distribution and service plan fees payable	516
Other affiliated payables	471
Other payables and accrued expenses	2,600
Collateral on securities loaned, at value	154,461
Total liabilities		186,506

Net Assets		$ 1,924,172
Net Assets consist of:
Paid in capital		$ 4,425,433
Undistributed net investment income		6,978
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,927,354)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		419,115
Net Assets		$ 1,924,172

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($712,571 ÷ 40,244 shares)	$ 17.71

Maximum offering price per share (100/94.25 of $17.71)	$ 18.79
Class T: Net Asset Value and redemption price per share ($312,043 ÷ 17,753 shares)	$ 17.58

Maximum offering price per share (100/96.50 of $17.58)	$ 18.22
Class B: Net Asset Value and offering price per share ($44,932 ÷ 2,639 shares)A	$ 17.03

Class C: Net Asset Value and offering price per share ($255,994 ÷ 15,051 shares)A	$ 17.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($598,632 ÷ 33,287 shares)	$ 17.98

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 23,039
Income from Fidelity Central Funds		392
Income before foreign taxes withheld		23,431
Less foreign taxes withheld		(1,646)
Total income		21,785

Expenses
Management fee	$ 6,686
Transfer agent fees	2,464
Distribution and service plan fees	3,176
Accounting and security lending fees	422
Custodian fees and expenses	169
Independent trustees' compensation	6
Registration fees	87
Audit	62
Legal	5
Miscellaneous	6
Total expenses before reductions	13,083
Expense reductions	(403)	12,680
Net investment income (loss)		9,105
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	95,088
Foreign currency transactions	(68)
Futures contracts	61
Total net realized gain (loss)		95,081
Change in net unrealized appreciation (depreciation) on: Investment securities	165,270
Assets and liabilities in foreign currencies	35
Futures contracts	1,579
Total change in net unrealized appreciation (depreciation)		166,884
Net gain (loss)		261,965
Net increase (decrease) in net assets resulting from operations		$ 271,070

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,105	$ 23,245
Net realized gain (loss)	95,081	39,797
Change in net unrealized appreciation (depreciation)	166,884	88,398
Net increase (decrease) in net assets resulting from operations	271,070	151,440
Distributions to shareholders from net investment income	(23,595)	(28,136)
Distributions to shareholders from net realized gain	(7,342)	-
Total distributions	(30,937)	(28,136)
Share transactions - net increase (decrease)	(232,969)	(644,922)
Redemption fees	10	42
Total increase (decrease) in net assets	7,174	(521,576)

Net Assets
Beginning of period	1,916,998	2,438,574
End of period (including undistributed net investment income of $6,978 and undistributed net investment income of $21,468, respectively)	$ 1,924,172	$ 1,916,998

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.63	$ 14.61	$ 15.63	$ 14.25	$ 12.57	$ 26.62
Income from Investment Operations
Net investment income (loss) E	.08	.18	.22 H	.14	.17	.36
Net realized and unrealized gain (loss)	2.27	1.03	(1.01)	1.44	1.96	(11.15)
Total from investment operations	2.35	1.21	(.79)	1.58	2.13	(10.79)
Distributions from net investment income	(.21)	(.19)	(.20)	(.19)	(.45)	(.24)
Distributions from net realized gain	(.06)	-	(.03)	(.01)	-	(3.02)
Total distributions	(.27)	(.19)	(.23)	(.20)	(.45)	(3.26)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 17.71	$ 15.63	$ 14.61	$ 15.63	$ 14.25	$ 12.57
Total Return B, C, D	15.24%	8.47%	(5.15)%	11.17%	18.16%	(45.95)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.32% A	1.32%	1.31%	1.32%	1.34%	1.26%
Expenses net of fee waivers, if any	1.32% A	1.32%	1.31%	1.32%	1.34%	1.26%
Expenses net of all reductions	1.27% A	1.31%	1.29%	1.30%	1.31%	1.22%
Net investment income (loss)	1.03% A	1.20%	1.38% H	.95%	1.43%	1.80%
Supplemental Data
Net assets, end of period (in millions)	$ 713	$ 762	$ 916	$ 1,302	$ 1,662	$ 2,004
Portfolio turnover rate G	50% A	34%	48%	59%	92%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .98%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.49	$ 14.46	$ 15.47	$ 14.11	$ 12.42	$ 26.30
Income from Investment Operations
Net investment income (loss) E	.06	.14	.18 H	.10	.14	.31
Net realized and unrealized gain (loss)	2.25	1.03	(.99)	1.43	1.94	(11.01)
Total from investment operations	2.31	1.17	(.81)	1.53	2.08	(10.70)
Distributions from net investment income	(.16)	(.14)	(.16)	(.16)	(.39)	(.16)
Distributions from net realized gain	(.06)	-	(.03)	(.01)	-	(3.02)
Total distributions	(.22)	(.14)	(.20) K	(.17)	(.39)	(3.18)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 17.58	$ 15.49	$ 14.46	$ 15.47	$ 14.11	$ 12.42
Total Return B, C, D	15.11%	8.17%	(5.35)%	10.88%	17.84%	(46.04)%
Ratios to Average Net Assets F, I
Expenses before reductions	1.57% A	1.58%	1.55%	1.55%	1.58%	1.49%
Expenses net of fee waivers, if any	1.57% A	1.58%	1.55%	1.55%	1.58%	1.49%
Expenses net of all reductions	1.52% A	1.57%	1.53%	1.53%	1.55%	1.44%
Net investment income (loss)	.77% A	.94%	1.14% H	.71%	1.19%	1.57%
Supplemental Data
Net assets, end of period (in millions)	$ 312	$ 304	$ 404	$ 621	$ 832	$ 1,110
Portfolio turnover rate G	50% A	34%	48%	59%	92%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .74%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.20 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.034 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.95	$ 13.91	$ 14.91	$ 13.61	$ 11.95	$ 25.44
Income from Investment Operations
Net investment income (loss) E	.02	.06	.09 H	.02	.08	.18
Net realized and unrealized gain (loss)	2.18	1.00	(.96)	1.38	1.88	(10.62)
Total from investment operations	2.20	1.06	(.87)	1.40	1.96	(10.44)
Distributions from net investment income	(.06)	(.02)	(.10)	(.09)	(.30)	(.03)
Distributions from net realized gain	(.06)	-	(.03)	(.01)	-	(3.02)
Total distributions	(.12)	(.02)	(.13)	(.10)	(.30)	(3.05)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 17.03	$ 14.95	$ 13.91	$ 14.91	$ 13.61	$ 11.95
Total Return B, C, D	14.80%	7.64%	(5.89)%	10.34%	17.25%	(46.39)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.09% A	2.08%	2.08%	2.09%	2.10%	2.08%
Expenses net of fee waivers, if any	2.09% A	2.08%	2.08%	2.09%	2.10%	2.08%
Expenses net of all reductions	2.05% A	2.07%	2.06%	2.07%	2.07%	2.04%
Net investment income (loss)	.25% A	.44%	.61% H	.18%	.67%	.97%
Supplemental Data
Net assets, end of period (in millions)	$ 45	$ 59	$ 94	$ 157	$ 191	$ 221
Portfolio turnover rate G	50% A	34%	48%	59%	92%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 14.97	$ 13.95	$ 14.95	$ 13.65	$ 11.98	$ 25.50
Income from Investment Operations
Net investment income (loss) E	.02	.06	.10 H	.03	.08	.20
Net realized and unrealized gain (loss)	2.17	1.01	(.96)	1.38	1.89	(10.64)
Total from investment operations	2.19	1.07	(.86)	1.41	1.97	(10.44)
Distributions from net investment income	(.09)	(.05)	(.11)	(.10)	(.30)	(.06)
Distributions from net realized gain	(.06)	-	(.03)	(.01)	-	(3.02)
Total distributions	(.15)	(.05)	(.14)	(.11)	(.30)	(3.08)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 17.01	$ 14.97	$ 13.95	$ 14.95	$ 13.65	$ 11.98
Total Return B, C, D	14.77%	7.71%	(5.83)%	10.32%	17.24%	(46.33)%
Ratios to Average Net Assets F, I
Expenses before reductions	2.05% A	2.06%	2.05%	2.06%	2.09%	2.01%
Expenses net of fee waivers, if any	2.05% A	2.06%	2.05%	2.06%	2.09%	2.01%
Expenses net of all reductions	2.01% A	2.05%	2.03%	2.04%	2.06%	1.97%
Net investment income (loss)	.29% A	.46%	.64% H	.21%	.68%	1.04%
Supplemental Data
Net assets, end of period (in millions)	$ 256	$ 246	$ 302	$ 419	$ 502	$ 618
Portfolio turnover rate G	50% A	34%	48%	59%	92%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .24%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.90	$ 14.87	$ 15.90	$ 14.48	$ 12.81	$ 27.06
Income from Investment Operations
Net investment income (loss) D	.11	.23	.28 G	.19	.21	.41
Net realized and unrealized gain (loss)	2.29	1.05	(1.03)	1.47	1.98	(11.34)
Total from investment operations	2.40	1.28	(.75)	1.66	2.19	(10.93)
Distributions from net investment income	(.26)	(.25)	(.25)	(.23)	(.52)	(.30)
Distributions from net realized gain	(.06)	-	(.03)	(.01)	-	(3.02)
Total distributions	(.32)	(.25)	(.28)	(.24)	(.52)	(3.32)
Redemption fees added to paid in capital D, I	-	-	-	-	-	-
Net asset value, end of period	$ 17.98	$ 15.90	$ 14.87	$ 15.90	$ 14.48	$ 12.81
Total Return B, C	15.35%	8.83%	(4.85)%	11.55%	18.45%	(45.79)%
Ratios to Average Net Assets E, H
Expenses before reductions	1.00% A	1.00%	.99%	.99%	1.07%	.99%
Expenses net of fee waivers, if any	1.00% A	1.00%	.99%	.99%	1.07%	.99%
Expenses net of all reductions	.96% A	.99%	.97%	.97%	1.04%	.94%
Net investment income (loss)	1.34% A	1.52%	1.70% G	1.28%	1.70%	2.07%
Supplemental Data
Net assets, end of period (in millions)	$ 599	$ 546	$ 723	$ 1,316	$ 1,540	$ 2,235
Portfolio turnover rate F	50% A	34%	48%	59%	92%	88%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.30%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Diversified International Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 443,676
Gross unrealized depreciation	(38,540)
Net unrealized appreciation (depreciation) on securities and other investments	$ 405,136

Tax cost	$ 1,687,183

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (3,001,620)

Semiannual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $61 and a change in net unrealized appreciation (depreciation) of $1,579 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $458,810 and $716,973, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 909	$ 78
Class T	.25%	.25%	762	6
Class B	.75%	.25%	267	201
Class C	.75%	.25%	1,238	51
			$ 3,176	$ 336

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 40
Class T	10
Class B*	22
Class C*	2
$ 74

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 1,019.28
Class T	429.28
Class B	81.30
Class C	329.27
Institutional Class	606.22
	$ 2,464

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $351. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $403 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 9,993	$ 11,830
Class T	3,119	3,677
Class B	218	137
Class C	1,491	1,044
Institutional Class	8,774	11,448
Total	$ 23,595	$ 28,136
From net realized gain
Class A	$ 2,917	$ -
Class T	1,167	-
Class B	229	-
Class C	978	-
Institutional Class	2,051	-
Total	$ 7,342	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	3,067	7,355	$ 50,682	$ 107,661
Reinvestment of distributions	758	768	12,002	10,735
Shares redeemed	(12,325)	(22,053)	(204,849)	(321,084)
Net increase (decrease)	(8,500)	(13,930)	$ (142,165)	$ (202,688)
Class T
Shares sold	737	1,704	$ 12,030	$ 24,709
Reinvestment of distributions	255	246	4,007	3,415
Shares redeemed	(2,857)	(10,272)	(46,490)	(148,591)
Net increase (decrease)	(1,865)	(8,322)	$ (30,453)	$ (120,467)
Class B
Shares sold	8	22	$ 129	$ 305
Reinvestment of distributions	26	9	396	118
Shares redeemed	(1,369)	(2,779)	(21,752)	(39,153)
Net increase (decrease)	(1,335)	(2,748)	$ (21,227)	$ (38,730)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class C
Shares sold	430	700	$ 6,792	$ 9,812
Reinvestment of distributions	129	60	1,968	813
Shares redeemed	(1,923)	(5,985)	(30,221)	(83,760)
Net increase (decrease)	(1,364)	(5,225)	$ (21,461)	$ (73,135)
Institutional Class
Shares sold	2,298	7,200	$ 38,445	$ 106,131
Reinvestment of distributions	586	640	9,415	9,062
Shares redeemed	(3,953)	(22,132)	(65,523)	(325,095)
Net increase (decrease)	(1,069)	(14,292)	$ (17,663)	$ (209,902)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

ADIFI-USAN-0613
1.784872.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Asia

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.41%
Actual		$ 1,000.00	$ 1,093.60	$ 7.32
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.05
Class T	1.70%
Actual		$ 1,000.00	$ 1,092.20	$ 8.82
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class B	2.20%
Actual		$ 1,000.00	$ 1,089.70	$ 11.40
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.16%
Actual		$ 1,000.00	$ 1,089.80	$ 11.19
HypotheticalA		$ 1,000.00	$ 1,014.08	$ 10.79
Institutional Class	1.11%
Actual		$ 1,000.00	$ 1,095.50	$ 5.77
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	6.5	6.4
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9	1.5
China Mobile Ltd.	2.8	1.3
AIA Group Ltd.	2.5	2.3
China Construction Bank Corp. (H Shares)	2.5	2.4
Industrial & Commercial Bank of China Ltd. (H Shares)	2.0	2.2
Tencent Holdings Ltd.	1.8	1.7
PT Bank Rakyat Indonesia Tbk	1.6	1.2
Hyundai Motor Co.	1.5	1.6
Housing Development Finance Corp. Ltd.	1.3	1.1
	26.4
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.4	31.4
Information Technology	18.7	19.2
Consumer Discretionary	9.2	8.8
Telecommunication Services	7.9	7.3
Industrials	7.7	8.8
Asset Allocation (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
Stocks 98.1%	Stocks 99.8%
Short-Term Investments and Net Other Assets (Liabilities) 1.9%	Short-Term Investments and Net Other Assets (Liabilities) 0.2%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Bermuda - 1.7%
BW Offshore Ltd.	139,400	$ 131,507
Cafe de Coral Holdings Ltd.	182,000	578,120
Cheung Kong Infrastructure Holdings Ltd.	198,000	1,436,493
CSI Properties Ltd.	3,770,000	177,323
Genting Hong Kong Ltd. (a)	490,000	232,750
Hongkong Land Holdings Ltd.	67,000	486,420
Kunlun Energy Co. Ltd.	694,000	1,357,567
Luk Fook Holdings International Ltd.	66,000	187,110
Man Wah Holdings Ltd.	720,000	700,502
Mandarin Oriental International Ltd.	43,000	73,745
Oriental Watch Holdings Ltd.	1,474,000	480,560
Skyworth Digital Holdings Ltd.	242,000	199,272
TOTAL BERMUDA		6,041,369
Canada - 0.0%
Turquoise Hill Resources Ltd. (a)	14,600	102,893
Cayman Islands - 7.5%
51job, Inc. sponsored ADR (a)	4,300	247,680
7 Days Group Holdings Ltd. ADR (a)	24,800	337,032
Baoxin Auto Group Ltd.	203,000	177,098
Chailease Holding Co. Ltd.	98,000	295,097
China Lodging Group Ltd. ADR (a)	20,500	312,420
China Medical System Holdings Ltd.	615,000	603,100
China Metal Recycling (Holdings) Ltd.	273,000	232,221
China Sanjiang Fine Chemicals	450,000	218,617
China Shanshui Cement Group Ltd.	926,000	523,848
China Shineway Pharmaceutical Group Ltd.	210,000	373,446
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	410,000	200,241
Coastal Energy Co. (a)	7,300	139,921
ENN Energy Holdings Ltd.	172,000	995,187
Haitian International Holdings Ltd.	291,000	497,990
Hengan International Group Co. Ltd.	223,000	2,304,672
Honghua Group Ltd.	629,000	306,388
Kingsoft Corp. Ltd.	542,000	623,707
KWG Property Holding Ltd.	1,503,000	1,038,135
Lee & Man Paper Manufacturing Ltd.	1,387,000	1,031,293
Lifestyle International Holdings Ltd.	73,500	162,341
Longfor Properties Co. Ltd.	366,500	612,081
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	43,600	1,072,996
Mindray Medical International Ltd. sponsored ADR	4,600	181,654
New World Department Store China Ltd.	794,000	409,270
O-Net Communications Group Ltd.	703,000	158,534
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Pacific Textile Holdings Ltd.	217,000	$ 267,889
Pactera Technology International Ltd. ADR	16,210	82,509
Samson Holding Ltd.	4,000,000	737,099
Shenzhou International Group Holdings Ltd.	32,000	92,782
Shimao Property Holdings Ltd.	248,000	534,340
SouFun Holdings Ltd. ADR (d)	28,700	734,433
Springland International Holdings Ltd.	2,154,000	1,121,391
SPT Energy Group, Inc.	380,000	185,100
TCC International Holdings Ltd.	204,000	58,097
Tencent Holdings Ltd.	179,900	6,171,193
Tiangong International Co. Ltd.	782,000	220,689
TPK Holding Co. Ltd.	51,000	1,035,910
Vinda International Holdings Ltd.	76,000	99,307
Wynn Macau Ltd.	380,000	1,153,199
Xueda Education Group sponsored ADR	88,200	300,762
Zhen Ding Technology Holding Ltd.	48,000	117,355
TOTAL CAYMAN ISLANDS		25,967,024
China - 11.0%
Air China Ltd. (H Shares)	1,728,000	1,398,406
China Communications Services Corp. Ltd. (H Shares)	3,886,000	2,844,337
China Construction Bank Corp. (H Shares)	10,477,000	8,775,668
China Eastern Airlines Corp. Ltd. (H Shares) (a)	1,268,000	508,171
China Longyuan Power Grid Corp. Ltd. (H Shares)	749,000	686,248
China Merchants Bank Co. Ltd. (H Shares)	685,000	1,460,010
China National Building Materials Co. Ltd. (H Shares)	694,000	819,190
China Oilfield Services Ltd. (H Shares)	412,000	812,304
China Pacific Insurance Group Co. Ltd. (H Shares)	531,600	1,911,257
China Petroleum & Chemical Corp. (H Shares)	1,136,000	1,253,649
China Railway Construction Corp. Ltd. (H Shares)	1,098,500	1,108,388
China Railway Group Ltd. (H Shares)	1,834,000	966,613
China Shenhua Energy Co. Ltd. (H Shares)	833,000	2,946,573
China Southern Airlines Ltd. (H Shares)	2,514,000	1,321,768
China Suntien Green Energy Corp. Ltd. (H Shares)	2,431,000	704,851
Great Wall Motor Co. Ltd. (H Shares)	302,000	1,309,549
Guangzhou R&F Properties Co. Ltd. (H Shares)	642,400	1,162,258
Huaneng Renewables Corp. Ltd. (H Shares) (a)	1,874,000	632,704
Industrial & Commercial Bank of China Ltd. (H Shares)	9,834,000	6,919,150
Sinotrans Ltd. (H Shares)	2,119,000	453,282
Yantai Changyu Pioneer Wine Co. (B Shares)	26,300	119,941
TOTAL CHINA		38,114,317
Common Stocks - continued
	Shares	Value
Hong Kong - 14.3%
AIA Group Ltd.	1,983,400	$ 8,805,001
BOC Hong Kong (Holdings) Ltd.	648,000	2,229,545
Cheung Kong Holdings Ltd.	274,000	4,124,044
China Everbright Ltd.	266,000	422,987
China Mobile Ltd.	868,500	9,552,297
China Resources Power Holdings Co. Ltd.	540,000	1,767,492
City Telecom (HK) Ltd. (CTI)	1,484,000	450,764
Galaxy Entertainment Group Ltd. (a)	417,000	1,867,329
Hysan Development Co. Ltd.	314,000	1,555,808
Lai Sun Development Co. Ltd. (a)	4,142,000	124,364
Lenovo Group Ltd.	2,690,000	2,457,697
Magnificent Estates Ltd.	1,922,000	111,454
Melco International Development Ltd.	616,000	1,198,637
New World Development Co. Ltd.	1,090,437	1,902,607
PCCW Ltd.	6,123,000	3,116,673
Power Assets Holdings Ltd.	429,000	4,190,409
Singamas Container Holdings Ltd.	1,354,000	331,514
Sun Hung Kai Properties Ltd.	284,976	4,120,321
Vitasoy International Holdings Ltd.	394,000	477,259
Wing Hang Bank Ltd.	73,500	772,398
TOTAL HONG KONG		49,578,600
India - 10.2%
Aditya Birla Nuvo Ltd.	37,660	735,487
Apollo Hospitals Enterprise Ltd.	35,992	559,272
Apollo Tyres Ltd. (a)	433,261	779,603
Axis Bank Ltd.	90,073	2,504,461
Bharat Heavy Electricals Ltd.	97,158	348,835
Britannia Industries Ltd. (a)	15,444	166,810
Cox & Kings India Ltd.	69,582	167,264
Dena Bank	289,157	492,052
Dish TV India Ltd. (a)	183,743	231,711
Gateway Distriparks Ltd.	178,612	408,727
Grasim Industries Ltd. (a)	35,290	1,948,344
Hathway Cable & Datacom Ltd. (a)	138,178	651,188
HCL Infosystems Ltd.	318,811	231,603
HDFC Bank Ltd.	287,584	3,664,458
Hindalco Industries Ltd.	821,522	1,488,181
Housing Development Finance Corp. Ltd. (a)	275,048	4,342,567
ICICI Bank Ltd.	80,680	1,758,229
IDBI Bank Ltd. (a)	198,940	327,027
INFO Edge India Ltd.	9,106	59,816
Common Stocks - continued
	Shares	Value
India - continued
Ipca Laboratories Ltd.	40,891	$ 387,164
ITC Ltd.	386,986	2,370,501
Jaypee Infratech Ltd. (a)	349,403	242,763
Jubilant Foodworks Ltd. (a)	9,696	200,395
Larsen & Toubro Ltd.	55,356	1,559,269
Mahindra & Mahindra Financial Services Ltd.	272,290	1,155,147
Manappuram General Finance & Leasing Ltd.	315,220	101,873
Maruti Suzuki India Ltd.	40,559	1,315,622
McLeod Russel India Ltd. (a)	83,197	485,296
MindTree Consulting Ltd.	22,528	336,462
Muthoot Finance Ltd. (a)	123,681	302,953
NIIT Technologies Ltd.	77,144	373,757
NTPC Ltd.	268,892	788,119
Opto Circuits India Ltd.	107,200	116,715
Petronet LNG Ltd.	393,494	1,022,857
Shriram City Union Finance Ltd.	29,209	558,771
Strides Arcolab Ltd.	41,354	659,499
Tata Chemicals Ltd. (a)	180,328	1,087,813
Tech Mahindra Ltd. (a)	31,879	566,055
Yes Bank Ltd.	69,097	661,806
Zydus Wellness Ltd.	7,735	63,972
TOTAL INDIA		35,222,444
Indonesia - 4.9%
PT ACE Hardware Indonesia Tbk	4,525,000	456,106
PT Bank Bukopin Tbk	7,892,500	746,833
PT Bank Mandiri (Persero) Tbk	2,751,000	2,970,989
PT Bank Rakyat Indonesia Tbk	5,801,000	5,608,567
PT BISI International Tbk	1,735,500	132,092
PT Global Mediacom Tbk	4,695,500	1,050,418
PT Kalbe Farma Tbk	7,747,500	1,107,637
PT Media Nusantara Citra Tbk	697,500	224,190
PT Pembangunan Perumahan Persero Tbk	7,025,500	1,026,093
PT Telkomunikasi Indonesia Tbk Series B	2,771,500	3,339,051
PT Tempo Scan Pacific Tbk	963,000	336,765
TOTAL INDONESIA		16,998,741
Japan - 0.2%
Fuji Media Holdings, Inc.	86	186,924
Suzuki Motor Corp.	21,400	549,899
TOTAL JAPAN		736,823
Common Stocks - continued
	Shares	Value
Korea (South) - 19.2%
Chong Kun Dang Pharmaceutical Corp.	4,900	$ 272,664
CJ CheilJedang Corp.	2,482	734,499
CJ Corp.	19,705	2,584,737
DGB Financial Group Co. Ltd.	162,470	2,271,255
Hanjin Shipping Co. Ltd. (a)	96,070	718,600
Hotel Shilla Co.	37,626	1,987,847
Hyundai Hysco Co. Ltd.	18,710	523,114
Hyundai Motor Co.	28,093	5,087,601
Hyundai Steel Co.	22,011	1,522,533
Hyundai Wia Corp.	6,884	887,363
Industrial Bank of Korea	66,660	762,444
KCC Corp.	1,444	428,634
Korea Electric Power Corp. (a)	49,020	1,412,959
LG Chemical Ltd.	10,419	2,459,073
LG Home Shopping, Inc.	3,707	765,891
LG International Corp.	38,450	1,239,072
LG Telecom Ltd.	119,260	1,125,901
Lotte Samkang Co. Ltd.	3,184	2,543,477
Paradise Co. Ltd.	28,765	596,654
POSCO	12,491	3,589,242
S-Oil Corp.	22,870	1,837,306
Samsung Electronics Co. Ltd.	16,415	22,649,389
Samsung Heavy Industries Co. Ltd.	80,390	2,557,773
SBS Contents Hub Co. Ltd.	12,352	165,387
Shinhan Financial Group Co. Ltd.	69,760	2,415,604
SK Chemicals Co. Ltd.	7,914	335,853
SK Energy Co. Ltd.	17,968	2,446,600
SK Holdings Co. Ltd.	13,892	1,998,785
Soulbrain Co. Ltd.	16,567	691,037
TOTAL KOREA (SOUTH)		66,611,294
Malaysia - 1.7%
Bumiputra-Commerce Holdings Bhd	1,359,200	3,457,751
Glomac Bhd	1,063,500	328,575
Malaysian Plantations Bhd	508,000	744,677
Telekom Malaysia Bhd	486,400	882,474
TIME dotCom Bhd	293,300	382,712
Top Glove Corp. Bhd	98,600	204,816
TOTAL MALAYSIA		6,001,005
Papua New Guinea - 0.3%
Oil Search Ltd. ADR	131,727	1,014,651
Common Stocks - continued
	Shares	Value
Philippines - 1.9%
Alliance Global Group, Inc.	929,800	$ 535,185
Cebu Air, Inc.	254,000	502,448
Manila Water Co., Inc.	2,068,100	2,006,572
PUREGOLD Price Club, Inc.	954,100	924,556
Security Bank Corp.	262,470	1,257,051
SM Investments Corp.	48,890	1,359,540
TOTAL PHILIPPINES		6,585,352
Singapore - 4.8%
Ascendas Real Estate Investment Trust	900,000	2,009,418
Avago Technologies Ltd.	39,700	1,268,812
Ezion Holdings Ltd.	101,000	167,281
First Resources Ltd.	697,000	978,980
Global Logistic Properties Ltd.	574,000	1,286,222
K-REIT Asia	55,400	67,918
Keppel Corp. Ltd.	277,000	2,408,598
Mapletree Industrial (REIT)	980,826	1,250,221
Mapletree Logistics Trust (REIT)	1,498,243	1,593,487
StarHub Ltd.	222,000	852,529
UOL Group Ltd.	404,000	2,338,654
Wilmar International Ltd.	520,000	1,405,862
Wing Tai Holdings Ltd.	213,000	376,991
Yanlord Land Group Ltd.	401,000	459,048
TOTAL SINGAPORE		16,464,021
Taiwan - 11.6%
ASUSTeK Computer, Inc.	270,000	3,144,964
Chicony Electronics Co. Ltd.	372,075	1,092,631
Chinatrust Financial Holding Co. Ltd.	4,520,295	2,743,753
Chipbond Technology Corp.	639,000	1,625,127
E.SUN Financial Holdings Co. Ltd.	131,096	79,129
ECLAT Textile Co. Ltd.	30,000	181,078
Far EasTone Telecommunications Co. Ltd.	476,000	1,160,543
Fubon Financial Holding Co. Ltd.	1,735,000	2,479,832
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,361,590	3,518,249
MediaTek, Inc.	289,000	3,527,976
Mega Financial Holding Co. Ltd.	1,777,000	1,370,863
Radiant Opto-Electronics Corp.	131,360	534,527
Taishin Financial Holdings Co. Ltd.	2,197,000	953,598
Taiwan Mobile Co. Ltd.	519,000	1,891,913
Taiwan Semiconductor Manufacturing Co. Ltd.	3,610,393	13,409,723
Common Stocks - continued
	Shares	Value
Taiwan - continued
Unified-President Enterprises Corp.	1,189,150	$ 2,342,815
Wowprime Corp.	13,000	183,605
TOTAL TAIWAN		40,240,326
Thailand - 6.9%
Advanced Info Service PCL (For. Reg.)	306,200	2,816,831
Airports of Thailand PCL (For. Reg.)	109,200	537,629
Amata Corp. PCL (For. Reg.)	663,700	520,106
Bangchak Petroleum PCL (For. Reg.)	308,700	381,273
Banpu PCL (For. Reg.)	39,900	463,574
BEC World PCL (For. Reg.)	309,800	707,210
Charoen Pokphand Foods PCL (For. Reg.)	994,000	1,075,281
Kasikornbank PCL:
NVDR	55,600	401,608
(For. Reg.)	427,500	3,146,167
Preuksa Real Estate PCL (For. Reg.)	1,227,800	1,223,617
PTT Global Chemical PCL (For. Reg.)	659,667	1,640,739
PTT PCL (For. Reg.)	356,500	3,959,761
Siam Commercial Bank PCL (For. Reg.)	685,100	4,341,690
Sino-Thai Engineering & Construction PCL (For. Reg.)	257,600	245,751
Thai Tap Water Supply PCL (For. Reg.)	1,488,500	532,513
Thai Union Frozen Products PCL (For. Reg.)	238,200	458,545
Thanachart Capital PCL (For. Reg.)	541,600	881,138
Toyo-Thai Corp. PCL	211,900	397,087
TOTAL THAILAND		23,730,520
United Kingdom - 0.9%
HSBC Holdings PLC (Hong Kong)	68,078	745,071
Standard Chartered PLC (Hong Kong)	77,428	1,956,616
Vedanta Resources PLC	24,900	467,622
TOTAL UNITED KINGDOM		3,169,309
United States of America - 1.0%
China Natural Gas, Inc. (a)(d)	13,300	6,650
Citigroup, Inc.	18,800	877,208
Cognizant Technology Solutions Corp. Class A (a)	8,800	570,240
Las Vegas Sands Corp.	29,700	1,670,625
Yum! Brands, Inc.	4,100	279,292
TOTAL UNITED STATES OF AMERICA		3,404,015
TOTAL COMMON STOCKS (Cost $275,729,314)		339,982,704
Money Market Funds - 1.0%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	2,819,052	$ 2,819,052
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	471,275	471,275
TOTAL MONEY MARKET FUNDS (Cost $3,290,327)		3,290,327
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $279,019,641)		343,273,031
NET OTHER ASSETS (LIABILITIES) - 0.9%		3,156,537
NET ASSETS - 100%		$ 346,429,568
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,175
Fidelity Securities Lending Cash Central Fund	4,292
Total	$ 8,467
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 31,694,557	$ 29,191,348	$ 2,503,209	$ -
Consumer Staples	16,683,865	16,683,865	-	-
Energy	19,331,404	18,077,755	1,253,649	-
Financials	114,964,259	105,227,039	9,737,220	-
Health Care	4,802,732	4,802,732	-	-
Industrials	26,668,825	26,668,825	-	-
Information Technology	64,456,056	51,046,333	13,409,723	-
Materials	18,960,399	13,190,592	5,537,586	232,221
Telecommunication Services	27,965,261	15,073,913	12,891,348	-
Utilities	14,455,346	13,042,387	1,412,959	-
Money Market Funds	3,290,327	3,290,327	-	-
Total Investments in Securities:	$ 343,273,031	$ 296,295,116	$ 46,745,694	$ 232,221

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $458,761) - See accompanying schedule: Unaffiliated issuers (cost $275,729,314)	$ 339,982,704
Fidelity Central Funds (cost $3,290,327)	3,290,327
Total Investments (cost $279,019,641)		$ 343,273,031
Foreign currency held at value (cost $1,431,839)		1,431,397
Receivable for investments sold		1,931,466
Receivable for fund shares sold		1,055,891
Dividends receivable		694,406
Distributions receivable from Fidelity Central Funds		1,342
Prepaid expenses		248
Other receivables		237,703
Total assets		348,625,484

Liabilities
Payable for investments purchased	$ 367,541
Payable for fund shares redeemed	832,642
Accrued management fee	197,606
Distribution and service plan fees payable	122,759
Other affiliated payables	91,384
Other payables and accrued expenses	112,709
Collateral on securities loaned, at value	471,275
Total liabilities		2,195,916

Net Assets		$ 346,429,568
Net Assets consist of:
Paid in capital		$ 286,343,353
Accumulated net investment loss		(730,865)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,409,048)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		64,226,128
Net Assets		$ 346,429,568

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($167,775,510 ÷ 5,388,765 shares)	$ 31.13

Maximum offering price per share (100/94.25 of $31.13)	$ 33.03
Class T: Net Asset Value and redemption price per share ($51,931,241 ÷ 1,709,837 shares)	$ 30.37

Maximum offering price per share (100/96.50 of $30.37)	$ 31.47
Class B: Net Asset Value and offering price per share ($13,106,484 ÷ 452,252 shares)A	$ 28.98

Class C: Net Asset Value and offering price per share ($69,770,941 ÷ 2,431,789 shares)A	$ 28.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($43,845,392 ÷ 1,371,256 shares)	$ 31.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 2,388,334
Income from Fidelity Central Funds		8,467
Income before foreign taxes withheld		2,396,801
Less foreign taxes withheld		(202,345)
Total income		2,194,456

Expenses
Management fee	$ 1,209,949
Transfer agent fees	461,535
Distribution and service plan fees	754,656
Accounting and security lending fees	88,888
Custodian fees and expenses	110,278
Independent trustees' compensation	1,090
Registration fees	68,592
Audit	48,957
Legal	663
Interest	1,647
Miscellaneous	1,390
Total expenses before reductions	2,747,645
Expense reductions	(60,914)	2,686,731
Net investment income (loss)		(492,275)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,450,156
Foreign currency transactions	36,688
Total net realized gain (loss)		11,486,844
Change in net unrealized appreciation (depreciation) on: Investment securities	19,012,374
Assets and liabilities in foreign currencies	19,294
Total change in net unrealized appreciation (depreciation)		19,031,668
Net gain (loss)		30,518,512
Net increase (decrease) in net assets resulting from operations		$ 30,026,237

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (492,275)	$ 3,712,523
Net realized gain (loss)	11,486,844	(12,320,269)
Change in net unrealized appreciation (depreciation)	19,031,668	27,212,457
Net increase (decrease) in net assets resulting from operations	30,026,237	18,604,711
Distributions to shareholders from net investment income	(3,137,657)	(3,170,802)
Distributions to shareholders from net realized gain	(1,067,553)	(16,643,937)
Total distributions	(4,205,210)	(19,814,739)
Share transactions - net increase (decrease)	(12,120,379)	(50,574,411)
Redemption fees	20,453	36,772
Total increase (decrease) in net assets	13,721,101	(51,747,667)

Net Assets
Beginning of period	332,708,467	384,456,134
End of period (including accumulated net investment loss of $730,865 and undistributed net investment income of $2,899,067, respectively)	$ 346,429,568	$ 332,708,467

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 28.87	$ 28.70	$ 32.97	$ 25.96	$ 15.74	$ 37.55
Income from Investment Operations
Net investment income (loss) E	(.01)	.34	.35	.25	.19	.19
Net realized and unrealized gain (loss)	2.69	1.37	(2.62)	7.09	10.07	(18.72)
Total from investment operations	2.68	1.71	(2.27)	7.34	10.26	(18.53)
Distributions from net investment income	(.33)	(.31)	(.20)	(.12)	(.05)	(.23)
Distributions from net realized gain	(.09)	(1.23)	(1.81)	(.22)	-	(3.06)
Total distributions	(.42)	(1.54)	(2.01)	(.34)	(.05)	(3.29)
Redemption fees added to paid in capital E	- J	- J	.01	.01	.01	.01
Net asset value, end of period	$ 31.13	$ 28.87	$ 28.70	$ 32.97	$ 25.96	$ 15.74
Total Return B, C, D	9.36%	6.36%	(7.44)%	28.53%	65.43%	(53.66)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.41% A	1.42%	1.39%	1.44%	1.54%	1.50%
Expenses net of fee waivers, if any	1.41% A	1.42%	1.39%	1.44%	1.50%	1.50%
Expenses net of all reductions	1.38% A	1.38%	1.35%	1.40%	1.41%	1.41%
Net investment income (loss)	(.10)% A	1.24%	1.12%	.86%	.94%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 167,776	$ 160,427	$ 179,346	$ 189,255	$ 131,564	$ 71,722
Portfolio turnover rate G	61% A	95%	119%	138%	91%	92% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 28.13	$ 27.98	$ 32.20	$ 25.40	$ 15.43	$ 36.88
Income from Investment Operations
Net investment income (loss) E	(.06)	.25	.25	.15	.14	.12
Net realized and unrealized gain (loss)	2.64	1.33	(2.55)	6.94	9.86	(18.38)
Total from investment operations	2.58	1.58	(2.30)	7.09	10.00	(18.26)
Distributions from net investment income	(.25)	(.20)	(.12)	(.08)	(.04)	(.14)
Distributions from net realized gain	(.09)	(1.23)	(1.81)	(.22)	-	(3.06)
Total distributions	(.34)	(1.43)	(1.93)	(.30)	(.04)	(3.20)
Redemption fees added to paid in capital E	- J	- J	.01	.01	.01	.01
Net asset value, end of period	$ 30.37	$ 28.13	$ 27.98	$ 32.20	$ 25.40	$ 15.43
Total Return B, C, D	9.22%	6.04%	(7.70)%	28.13%	65.06%	(53.79)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.70% A	1.70%	1.70%	1.74%	1.84%	1.80%
Expenses net of fee waivers, if any	1.70% A	1.70%	1.69%	1.74%	1.75%	1.75%
Expenses net of all reductions	1.67% A	1.67%	1.65%	1.70%	1.66%	1.66%
Net investment income (loss)	(.39)% A	.95%	.82%	.55%	.69%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,931	$ 49,359	$ 55,452	$ 61,620	$ 45,259	$ 25,205
Portfolio turnover rate G	61% A	95%	119%	138%	91%	92% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 26.77	$ 26.62	$ 30.72	$ 24.29	$ 14.82	$ 35.55
Income from Investment Operations
Net investment income (loss) E	(.12)	.12	.10	.02	.04	(.01)
Net realized and unrealized gain (loss)	2.51	1.26	(2.44)	6.61	9.45	(17.68)
Total from investment operations	2.39	1.38	(2.34)	6.63	9.49	(17.69)
Distributions from net investment income	(.09)	-	-	-	(.03)	-
Distributions from net realized gain	(.09)	(1.23)	(1.77)	(.21)	-	(3.05)
Total distributions	(.18)	(1.23)	(1.77)	(.21)	(.03)	(3.05)
Redemption fees added to paid in capital E	- J	- J	.01	.01	.01	.01
Net asset value, end of period	$ 28.98	$ 26.77	$ 26.62	$ 30.72	$ 24.29	$ 14.82
Total Return B, C, D	8.97%	5.51%	(8.16)%	27.48%	64.23%	(54.01)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.20% A	2.19%	2.19%	2.24%	2.32%	2.29%
Expenses net of fee waivers, if any	2.20% A	2.19%	2.18%	2.24%	2.25%	2.25%
Expenses net of all reductions	2.16% A	2.16%	2.15%	2.20%	2.16%	2.16%
Net investment income (loss)	(.88)% A	.46%	.32%	.06%	.19%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,106	$ 15,823	$ 20,831	$ 29,611	$ 25,750	$ 17,040
Portfolio turnover rate G	61% A	95%	119%	138%	91%	92% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 26.53	$ 26.44	$ 30.58	$ 24.19	$ 14.76	$ 35.48
Income from Investment Operations
Net investment income (loss) E	(.12)	.13	.11	.03	.04	- J
Net realized and unrealized gain (loss)	2.49	1.25	(2.41)	6.59	9.41	(17.63)
Total from investment operations	2.37	1.38	(2.30)	6.62	9.45	(17.63)
Distributions from net investment income	(.12)	(.06)	(.04)	(.02)	(.03)	(.04)
Distributions from net realized gain	(.09)	(1.23)	(1.81)	(.22)	-	(3.06)
Total distributions	(.21)	(1.29)	(1.85)	(.24)	(.03)	(3.10)
Redemption fees added to paid in capital E	- J	- J	.01	.01	.01	.01
Net asset value, end of period	$ 28.69	$ 26.53	$ 26.44	$ 30.58	$ 24.19	$ 14.76
Total Return B, C, D	8.98%	5.57%	(8.10)%	27.58%	64.21%	(54.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.16% A	2.16%	2.13%	2.17%	2.28%	2.25%
Expenses net of fee waivers, if any	2.16% A	2.16%	2.13%	2.17%	2.25%	2.25%
Expenses net of all reductions	2.12% A	2.13%	2.10%	2.13%	2.16%	2.16%
Net investment income (loss)	(.84)% A	.49%	.37%	.12%	.19%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,771	$ 67,074	$ 78,939	$ 87,089	$ 59,491	$ 30,577
Portfolio turnover rate G	61% A	95%	119%	138%	91%	92% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 29.67	$ 29.49	$ 33.80	$ 26.58	$ 16.07	$ 38.25
Income from Investment Operations
Net investment income (loss) D	.03	.44	.46	.34	.26	.27
Net realized and unrealized gain (loss)	2.78	1.39	(2.69)	7.26	10.29	(19.09)
Total from investment operations	2.81	1.83	(2.23)	7.60	10.55	(18.82)
Distributions from net investment income	(.41)	(.42)	(.29)	(.17)	(.05)	(.31)
Distributions from net realized gain	(.09)	(1.23)	(1.81)	(.22)	-	(3.06)
Total distributions	(.51) K	(1.65)	(2.09) J	(.39)	(.05)	(3.37)
Redemption fees added to paid in capital D	- I	- I	.01	.01	.01	.01
Net asset value, end of period	$ 31.97	$ 29.67	$ 29.49	$ 33.80	$ 26.58	$ 16.07
Total Return B, C	9.55%	6.64%	(7.13)%	28.87%	65.94%	(53.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.11% A	1.11%	1.10%	1.14%	1.25%	1.20%
Expenses net of fee waivers, if any	1.11% A	1.11%	1.10%	1.14%	1.25%	1.20%
Expenses net of all reductions	1.07% A	1.08%	1.06%	1.10%	1.16%	1.11%
Net investment income (loss)	.21% A	1.54%	1.41%	1.16%	1.18%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,845	$ 40,026	$ 49,888	$ 45,042	$ 23,888	$ 5,933
Portfolio turnover rate F	61% A	95%	119%	138%	91%	92% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Amount represents less than $.01 per share.

J Total distributions of $2.09 per share is comprised of distributions from net investment income of $.288 and distributions from net realized gain of $1.805 per share.

K Total distributions of $.51 per share is comprised of distributions from net investment income of $.413 and distributions from net realized gain of $.092 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Emerging Asia Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund received a final ruling from the Authority for Advance Ruling in India regarding the applicability of taxes imposed by the country on realized capital gains under the US/India tax treaty. The ruling entitled the Fund to a refund of capital gains taxes paid in prior years and exempts the Fund from taxes on future realized gains. The India Central Board of Direct Taxation may challenge the ruling at any time which could result in the reversal of some or all of the benefits recorded by the Fund.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 73,883,996
Gross unrealized depreciation	(9,785,222)
Net unrealized appreciation (depreciation) on securities and other investments	$ 61,098,774

Tax cost	$ 279,174,257

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
No expiration
Short-term	$ (12,885,749)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $102,339,669 and $124,895,678, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 208,008	$ 1,519
Class T	.25%	.25%	126,746	938
Class B	.75%	.25%	74,609	56,158
Class C	.75%	.25%	345,293	51,392
			$ 754,656	$ 110,007

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28,706
Class T	5,926
Class B*	8,336
Class C*	1,091
$ 44,059

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 224,143.27
Class T	78,917.31
Class B	22,663.30
Class C	90,301.26
Institutional Class	45,511.22
	$ 461,535

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $49 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,806,615.38%		$ 926

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $448 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,292. During the period, there were no securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $6,761,833. The weighted average interest rate was .64%. The interest expense amounted to $721 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $60,914 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 1,813,788	$ 1,898,062
Class T	420,493	399,045
Class B	51,393	-
Class C	298,953	179,759
Institutional Class	553,030	693,936
Total	$ 3,137,657	$ 3,170,802
From net realized gain
Class A	$ 507,199	$ 7,604,616
Class T	157,900	2,417,855
Class B	51,958	945,064
Class C	227,303	3,624,620
Institutional Class	123,193	2,051,782
Total	$ 1,067,553	$ 16,643,937

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	531,493	989,897	$ 16,001,566	$ 27,425,901
Reinvestment of distributions	67,510	303,306	1,994,909	8,125,561
Shares redeemed	(767,744)	(1,983,648)	(23,051,085)	(54,478,732)
Net increase (decrease)	(168,741)	(690,445)	$ (5,054,610)	$ (18,927,270)
Class T
Shares sold	129,504	243,741	$ 3,830,635	$ 6,578,292
Reinvestment of distributions	19,545	105,156	564,063	2,751,935
Shares redeemed	(193,906)	(575,900)	(5,687,811)	(15,451,183)
Net increase (decrease)	(44,857)	(227,003)	$ (1,293,113)	$ (6,120,956)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class B
Shares sold	9,028	12,950	$ 256,720	$ 335,990
Reinvestment of distributions	3,105	30,756	85,708	769,523
Shares redeemed	(150,902)	(235,196)	(4,236,492)	(6,006,764)
Net increase (decrease)	(138,769)	(191,490)	$ (3,894,064)	$ (4,901,251)
Class C
Shares sold	200,312	321,798	$ 5,608,068	$ 8,176,407
Reinvestment of distributions	15,990	125,179	436,858	3,103,186
Shares redeemed	(312,664)	(903,872)	(8,653,413)	(22,892,814)
Net increase (decrease)	(96,362)	(456,895)	$ (2,608,487)	$ (11,613,221)
Institutional Class
Shares sold	234,524	751,216	$ 7,284,607	$ 21,500,312
Reinvestment of distributions	17,860	64,226	541,525	1,763,657
Shares redeemed	(230,104)	(1,158,394)	(7,096,237)	(32,275,682)
Net increase (decrease)	22,280	(342,952)	$ 729,895	$ (9,011,713)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

AEA-USAN-0613
1.784873.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Asia

Fund - Institutional Class

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.41%
Actual		$ 1,000.00	$ 1,093.60	$ 7.32
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.05
Class T	1.70%
Actual		$ 1,000.00	$ 1,092.20	$ 8.82
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class B	2.20%
Actual		$ 1,000.00	$ 1,089.70	$ 11.40
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.16%
Actual		$ 1,000.00	$ 1,089.80	$ 11.19
HypotheticalA		$ 1,000.00	$ 1,014.08	$ 10.79
Institutional Class	1.11%
Actual		$ 1,000.00	$ 1,095.50	$ 5.77
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd.	6.5	6.4
Taiwan Semiconductor Manufacturing Co. Ltd.	3.9	1.5
China Mobile Ltd.	2.8	1.3
AIA Group Ltd.	2.5	2.3
China Construction Bank Corp. (H Shares)	2.5	2.4
Industrial & Commercial Bank of China Ltd. (H Shares)	2.0	2.2
Tencent Holdings Ltd.	1.8	1.7
PT Bank Rakyat Indonesia Tbk	1.6	1.2
Hyundai Motor Co.	1.5	1.6
Housing Development Finance Corp. Ltd.	1.3	1.1
	26.4
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	33.4	31.4
Information Technology	18.7	19.2
Consumer Discretionary	9.2	8.8
Telecommunication Services	7.9	7.3
Industrials	7.7	8.8
Asset Allocation (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
Stocks 98.1%	Stocks 99.8%
Short-Term Investments and Net Other Assets (Liabilities) 1.9%	Short-Term Investments and Net Other Assets (Liabilities) 0.2%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
Bermuda - 1.7%
BW Offshore Ltd.	139,400	$ 131,507
Cafe de Coral Holdings Ltd.	182,000	578,120
Cheung Kong Infrastructure Holdings Ltd.	198,000	1,436,493
CSI Properties Ltd.	3,770,000	177,323
Genting Hong Kong Ltd. (a)	490,000	232,750
Hongkong Land Holdings Ltd.	67,000	486,420
Kunlun Energy Co. Ltd.	694,000	1,357,567
Luk Fook Holdings International Ltd.	66,000	187,110
Man Wah Holdings Ltd.	720,000	700,502
Mandarin Oriental International Ltd.	43,000	73,745
Oriental Watch Holdings Ltd.	1,474,000	480,560
Skyworth Digital Holdings Ltd.	242,000	199,272
TOTAL BERMUDA		6,041,369
Canada - 0.0%
Turquoise Hill Resources Ltd. (a)	14,600	102,893
Cayman Islands - 7.5%
51job, Inc. sponsored ADR (a)	4,300	247,680
7 Days Group Holdings Ltd. ADR (a)	24,800	337,032
Baoxin Auto Group Ltd.	203,000	177,098
Chailease Holding Co. Ltd.	98,000	295,097
China Lodging Group Ltd. ADR (a)	20,500	312,420
China Medical System Holdings Ltd.	615,000	603,100
China Metal Recycling (Holdings) Ltd.	273,000	232,221
China Sanjiang Fine Chemicals	450,000	218,617
China Shanshui Cement Group Ltd.	926,000	523,848
China Shineway Pharmaceutical Group Ltd.	210,000	373,446
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	410,000	200,241
Coastal Energy Co. (a)	7,300	139,921
ENN Energy Holdings Ltd.	172,000	995,187
Haitian International Holdings Ltd.	291,000	497,990
Hengan International Group Co. Ltd.	223,000	2,304,672
Honghua Group Ltd.	629,000	306,388
Kingsoft Corp. Ltd.	542,000	623,707
KWG Property Holding Ltd.	1,503,000	1,038,135
Lee & Man Paper Manufacturing Ltd.	1,387,000	1,031,293
Lifestyle International Holdings Ltd.	73,500	162,341
Longfor Properties Co. Ltd.	366,500	612,081
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	43,600	1,072,996
Mindray Medical International Ltd. sponsored ADR	4,600	181,654
New World Department Store China Ltd.	794,000	409,270
O-Net Communications Group Ltd.	703,000	158,534
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Pacific Textile Holdings Ltd.	217,000	$ 267,889
Pactera Technology International Ltd. ADR	16,210	82,509
Samson Holding Ltd.	4,000,000	737,099
Shenzhou International Group Holdings Ltd.	32,000	92,782
Shimao Property Holdings Ltd.	248,000	534,340
SouFun Holdings Ltd. ADR (d)	28,700	734,433
Springland International Holdings Ltd.	2,154,000	1,121,391
SPT Energy Group, Inc.	380,000	185,100
TCC International Holdings Ltd.	204,000	58,097
Tencent Holdings Ltd.	179,900	6,171,193
Tiangong International Co. Ltd.	782,000	220,689
TPK Holding Co. Ltd.	51,000	1,035,910
Vinda International Holdings Ltd.	76,000	99,307
Wynn Macau Ltd.	380,000	1,153,199
Xueda Education Group sponsored ADR	88,200	300,762
Zhen Ding Technology Holding Ltd.	48,000	117,355
TOTAL CAYMAN ISLANDS		25,967,024
China - 11.0%
Air China Ltd. (H Shares)	1,728,000	1,398,406
China Communications Services Corp. Ltd. (H Shares)	3,886,000	2,844,337
China Construction Bank Corp. (H Shares)	10,477,000	8,775,668
China Eastern Airlines Corp. Ltd. (H Shares) (a)	1,268,000	508,171
China Longyuan Power Grid Corp. Ltd. (H Shares)	749,000	686,248
China Merchants Bank Co. Ltd. (H Shares)	685,000	1,460,010
China National Building Materials Co. Ltd. (H Shares)	694,000	819,190
China Oilfield Services Ltd. (H Shares)	412,000	812,304
China Pacific Insurance Group Co. Ltd. (H Shares)	531,600	1,911,257
China Petroleum & Chemical Corp. (H Shares)	1,136,000	1,253,649
China Railway Construction Corp. Ltd. (H Shares)	1,098,500	1,108,388
China Railway Group Ltd. (H Shares)	1,834,000	966,613
China Shenhua Energy Co. Ltd. (H Shares)	833,000	2,946,573
China Southern Airlines Ltd. (H Shares)	2,514,000	1,321,768
China Suntien Green Energy Corp. Ltd. (H Shares)	2,431,000	704,851
Great Wall Motor Co. Ltd. (H Shares)	302,000	1,309,549
Guangzhou R&F Properties Co. Ltd. (H Shares)	642,400	1,162,258
Huaneng Renewables Corp. Ltd. (H Shares) (a)	1,874,000	632,704
Industrial & Commercial Bank of China Ltd. (H Shares)	9,834,000	6,919,150
Sinotrans Ltd. (H Shares)	2,119,000	453,282
Yantai Changyu Pioneer Wine Co. (B Shares)	26,300	119,941
TOTAL CHINA		38,114,317
Common Stocks - continued
	Shares	Value
Hong Kong - 14.3%
AIA Group Ltd.	1,983,400	$ 8,805,001
BOC Hong Kong (Holdings) Ltd.	648,000	2,229,545
Cheung Kong Holdings Ltd.	274,000	4,124,044
China Everbright Ltd.	266,000	422,987
China Mobile Ltd.	868,500	9,552,297
China Resources Power Holdings Co. Ltd.	540,000	1,767,492
City Telecom (HK) Ltd. (CTI)	1,484,000	450,764
Galaxy Entertainment Group Ltd. (a)	417,000	1,867,329
Hysan Development Co. Ltd.	314,000	1,555,808
Lai Sun Development Co. Ltd. (a)	4,142,000	124,364
Lenovo Group Ltd.	2,690,000	2,457,697
Magnificent Estates Ltd.	1,922,000	111,454
Melco International Development Ltd.	616,000	1,198,637
New World Development Co. Ltd.	1,090,437	1,902,607
PCCW Ltd.	6,123,000	3,116,673
Power Assets Holdings Ltd.	429,000	4,190,409
Singamas Container Holdings Ltd.	1,354,000	331,514
Sun Hung Kai Properties Ltd.	284,976	4,120,321
Vitasoy International Holdings Ltd.	394,000	477,259
Wing Hang Bank Ltd.	73,500	772,398
TOTAL HONG KONG		49,578,600
India - 10.2%
Aditya Birla Nuvo Ltd.	37,660	735,487
Apollo Hospitals Enterprise Ltd.	35,992	559,272
Apollo Tyres Ltd. (a)	433,261	779,603
Axis Bank Ltd.	90,073	2,504,461
Bharat Heavy Electricals Ltd.	97,158	348,835
Britannia Industries Ltd. (a)	15,444	166,810
Cox & Kings India Ltd.	69,582	167,264
Dena Bank	289,157	492,052
Dish TV India Ltd. (a)	183,743	231,711
Gateway Distriparks Ltd.	178,612	408,727
Grasim Industries Ltd. (a)	35,290	1,948,344
Hathway Cable & Datacom Ltd. (a)	138,178	651,188
HCL Infosystems Ltd.	318,811	231,603
HDFC Bank Ltd.	287,584	3,664,458
Hindalco Industries Ltd.	821,522	1,488,181
Housing Development Finance Corp. Ltd. (a)	275,048	4,342,567
ICICI Bank Ltd.	80,680	1,758,229
IDBI Bank Ltd. (a)	198,940	327,027
INFO Edge India Ltd.	9,106	59,816
Common Stocks - continued
	Shares	Value
India - continued
Ipca Laboratories Ltd.	40,891	$ 387,164
ITC Ltd.	386,986	2,370,501
Jaypee Infratech Ltd. (a)	349,403	242,763
Jubilant Foodworks Ltd. (a)	9,696	200,395
Larsen & Toubro Ltd.	55,356	1,559,269
Mahindra & Mahindra Financial Services Ltd.	272,290	1,155,147
Manappuram General Finance & Leasing Ltd.	315,220	101,873
Maruti Suzuki India Ltd.	40,559	1,315,622
McLeod Russel India Ltd. (a)	83,197	485,296
MindTree Consulting Ltd.	22,528	336,462
Muthoot Finance Ltd. (a)	123,681	302,953
NIIT Technologies Ltd.	77,144	373,757
NTPC Ltd.	268,892	788,119
Opto Circuits India Ltd.	107,200	116,715
Petronet LNG Ltd.	393,494	1,022,857
Shriram City Union Finance Ltd.	29,209	558,771
Strides Arcolab Ltd.	41,354	659,499
Tata Chemicals Ltd. (a)	180,328	1,087,813
Tech Mahindra Ltd. (a)	31,879	566,055
Yes Bank Ltd.	69,097	661,806
Zydus Wellness Ltd.	7,735	63,972
TOTAL INDIA		35,222,444
Indonesia - 4.9%
PT ACE Hardware Indonesia Tbk	4,525,000	456,106
PT Bank Bukopin Tbk	7,892,500	746,833
PT Bank Mandiri (Persero) Tbk	2,751,000	2,970,989
PT Bank Rakyat Indonesia Tbk	5,801,000	5,608,567
PT BISI International Tbk	1,735,500	132,092
PT Global Mediacom Tbk	4,695,500	1,050,418
PT Kalbe Farma Tbk	7,747,500	1,107,637
PT Media Nusantara Citra Tbk	697,500	224,190
PT Pembangunan Perumahan Persero Tbk	7,025,500	1,026,093
PT Telkomunikasi Indonesia Tbk Series B	2,771,500	3,339,051
PT Tempo Scan Pacific Tbk	963,000	336,765
TOTAL INDONESIA		16,998,741
Japan - 0.2%
Fuji Media Holdings, Inc.	86	186,924
Suzuki Motor Corp.	21,400	549,899
TOTAL JAPAN		736,823
Common Stocks - continued
	Shares	Value
Korea (South) - 19.2%
Chong Kun Dang Pharmaceutical Corp.	4,900	$ 272,664
CJ CheilJedang Corp.	2,482	734,499
CJ Corp.	19,705	2,584,737
DGB Financial Group Co. Ltd.	162,470	2,271,255
Hanjin Shipping Co. Ltd. (a)	96,070	718,600
Hotel Shilla Co.	37,626	1,987,847
Hyundai Hysco Co. Ltd.	18,710	523,114
Hyundai Motor Co.	28,093	5,087,601
Hyundai Steel Co.	22,011	1,522,533
Hyundai Wia Corp.	6,884	887,363
Industrial Bank of Korea	66,660	762,444
KCC Corp.	1,444	428,634
Korea Electric Power Corp. (a)	49,020	1,412,959
LG Chemical Ltd.	10,419	2,459,073
LG Home Shopping, Inc.	3,707	765,891
LG International Corp.	38,450	1,239,072
LG Telecom Ltd.	119,260	1,125,901
Lotte Samkang Co. Ltd.	3,184	2,543,477
Paradise Co. Ltd.	28,765	596,654
POSCO	12,491	3,589,242
S-Oil Corp.	22,870	1,837,306
Samsung Electronics Co. Ltd.	16,415	22,649,389
Samsung Heavy Industries Co. Ltd.	80,390	2,557,773
SBS Contents Hub Co. Ltd.	12,352	165,387
Shinhan Financial Group Co. Ltd.	69,760	2,415,604
SK Chemicals Co. Ltd.	7,914	335,853
SK Energy Co. Ltd.	17,968	2,446,600
SK Holdings Co. Ltd.	13,892	1,998,785
Soulbrain Co. Ltd.	16,567	691,037
TOTAL KOREA (SOUTH)		66,611,294
Malaysia - 1.7%
Bumiputra-Commerce Holdings Bhd	1,359,200	3,457,751
Glomac Bhd	1,063,500	328,575
Malaysian Plantations Bhd	508,000	744,677
Telekom Malaysia Bhd	486,400	882,474
TIME dotCom Bhd	293,300	382,712
Top Glove Corp. Bhd	98,600	204,816
TOTAL MALAYSIA		6,001,005
Papua New Guinea - 0.3%
Oil Search Ltd. ADR	131,727	1,014,651
Common Stocks - continued
	Shares	Value
Philippines - 1.9%
Alliance Global Group, Inc.	929,800	$ 535,185
Cebu Air, Inc.	254,000	502,448
Manila Water Co., Inc.	2,068,100	2,006,572
PUREGOLD Price Club, Inc.	954,100	924,556
Security Bank Corp.	262,470	1,257,051
SM Investments Corp.	48,890	1,359,540
TOTAL PHILIPPINES		6,585,352
Singapore - 4.8%
Ascendas Real Estate Investment Trust	900,000	2,009,418
Avago Technologies Ltd.	39,700	1,268,812
Ezion Holdings Ltd.	101,000	167,281
First Resources Ltd.	697,000	978,980
Global Logistic Properties Ltd.	574,000	1,286,222
K-REIT Asia	55,400	67,918
Keppel Corp. Ltd.	277,000	2,408,598
Mapletree Industrial (REIT)	980,826	1,250,221
Mapletree Logistics Trust (REIT)	1,498,243	1,593,487
StarHub Ltd.	222,000	852,529
UOL Group Ltd.	404,000	2,338,654
Wilmar International Ltd.	520,000	1,405,862
Wing Tai Holdings Ltd.	213,000	376,991
Yanlord Land Group Ltd.	401,000	459,048
TOTAL SINGAPORE		16,464,021
Taiwan - 11.6%
ASUSTeK Computer, Inc.	270,000	3,144,964
Chicony Electronics Co. Ltd.	372,075	1,092,631
Chinatrust Financial Holding Co. Ltd.	4,520,295	2,743,753
Chipbond Technology Corp.	639,000	1,625,127
E.SUN Financial Holdings Co. Ltd.	131,096	79,129
ECLAT Textile Co. Ltd.	30,000	181,078
Far EasTone Telecommunications Co. Ltd.	476,000	1,160,543
Fubon Financial Holding Co. Ltd.	1,735,000	2,479,832
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,361,590	3,518,249
MediaTek, Inc.	289,000	3,527,976
Mega Financial Holding Co. Ltd.	1,777,000	1,370,863
Radiant Opto-Electronics Corp.	131,360	534,527
Taishin Financial Holdings Co. Ltd.	2,197,000	953,598
Taiwan Mobile Co. Ltd.	519,000	1,891,913
Taiwan Semiconductor Manufacturing Co. Ltd.	3,610,393	13,409,723
Common Stocks - continued
	Shares	Value
Taiwan - continued
Unified-President Enterprises Corp.	1,189,150	$ 2,342,815
Wowprime Corp.	13,000	183,605
TOTAL TAIWAN		40,240,326
Thailand - 6.9%
Advanced Info Service PCL (For. Reg.)	306,200	2,816,831
Airports of Thailand PCL (For. Reg.)	109,200	537,629
Amata Corp. PCL (For. Reg.)	663,700	520,106
Bangchak Petroleum PCL (For. Reg.)	308,700	381,273
Banpu PCL (For. Reg.)	39,900	463,574
BEC World PCL (For. Reg.)	309,800	707,210
Charoen Pokphand Foods PCL (For. Reg.)	994,000	1,075,281
Kasikornbank PCL:
NVDR	55,600	401,608
(For. Reg.)	427,500	3,146,167
Preuksa Real Estate PCL (For. Reg.)	1,227,800	1,223,617
PTT Global Chemical PCL (For. Reg.)	659,667	1,640,739
PTT PCL (For. Reg.)	356,500	3,959,761
Siam Commercial Bank PCL (For. Reg.)	685,100	4,341,690
Sino-Thai Engineering & Construction PCL (For. Reg.)	257,600	245,751
Thai Tap Water Supply PCL (For. Reg.)	1,488,500	532,513
Thai Union Frozen Products PCL (For. Reg.)	238,200	458,545
Thanachart Capital PCL (For. Reg.)	541,600	881,138
Toyo-Thai Corp. PCL	211,900	397,087
TOTAL THAILAND		23,730,520
United Kingdom - 0.9%
HSBC Holdings PLC (Hong Kong)	68,078	745,071
Standard Chartered PLC (Hong Kong)	77,428	1,956,616
Vedanta Resources PLC	24,900	467,622
TOTAL UNITED KINGDOM		3,169,309
United States of America - 1.0%
China Natural Gas, Inc. (a)(d)	13,300	6,650
Citigroup, Inc.	18,800	877,208
Cognizant Technology Solutions Corp. Class A (a)	8,800	570,240
Las Vegas Sands Corp.	29,700	1,670,625
Yum! Brands, Inc.	4,100	279,292
TOTAL UNITED STATES OF AMERICA		3,404,015
TOTAL COMMON STOCKS (Cost $275,729,314)		339,982,704
Money Market Funds - 1.0%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	2,819,052	$ 2,819,052
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	471,275	471,275
TOTAL MONEY MARKET FUNDS (Cost $3,290,327)		3,290,327
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $279,019,641)		343,273,031
NET OTHER ASSETS (LIABILITIES) - 0.9%		3,156,537
NET ASSETS - 100%		$ 346,429,568
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,175
Fidelity Securities Lending Cash Central Fund	4,292
Total	$ 8,467
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 31,694,557	$ 29,191,348	$ 2,503,209	$ -
Consumer Staples	16,683,865	16,683,865	-	-
Energy	19,331,404	18,077,755	1,253,649	-
Financials	114,964,259	105,227,039	9,737,220	-
Health Care	4,802,732	4,802,732	-	-
Industrials	26,668,825	26,668,825	-	-
Information Technology	64,456,056	51,046,333	13,409,723	-
Materials	18,960,399	13,190,592	5,537,586	232,221
Telecommunication Services	27,965,261	15,073,913	12,891,348	-
Utilities	14,455,346	13,042,387	1,412,959	-
Money Market Funds	3,290,327	3,290,327	-	-
Total Investments in Securities:	$ 343,273,031	$ 296,295,116	$ 46,745,694	$ 232,221

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $458,761) - See accompanying schedule: Unaffiliated issuers (cost $275,729,314)	$ 339,982,704
Fidelity Central Funds (cost $3,290,327)	3,290,327
Total Investments (cost $279,019,641)		$ 343,273,031
Foreign currency held at value (cost $1,431,839)		1,431,397
Receivable for investments sold		1,931,466
Receivable for fund shares sold		1,055,891
Dividends receivable		694,406
Distributions receivable from Fidelity Central Funds		1,342
Prepaid expenses		248
Other receivables		237,703
Total assets		348,625,484

Liabilities
Payable for investments purchased	$ 367,541
Payable for fund shares redeemed	832,642
Accrued management fee	197,606
Distribution and service plan fees payable	122,759
Other affiliated payables	91,384
Other payables and accrued expenses	112,709
Collateral on securities loaned, at value	471,275
Total liabilities		2,195,916

Net Assets		$ 346,429,568
Net Assets consist of:
Paid in capital		$ 286,343,353
Accumulated net investment loss		(730,865)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,409,048)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		64,226,128
Net Assets		$ 346,429,568

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($167,775,510 ÷ 5,388,765 shares)	$ 31.13

Maximum offering price per share (100/94.25 of $31.13)	$ 33.03
Class T: Net Asset Value and redemption price per share ($51,931,241 ÷ 1,709,837 shares)	$ 30.37

Maximum offering price per share (100/96.50 of $30.37)	$ 31.47
Class B: Net Asset Value and offering price per share ($13,106,484 ÷ 452,252 shares)A	$ 28.98

Class C: Net Asset Value and offering price per share ($69,770,941 ÷ 2,431,789 shares)A	$ 28.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($43,845,392 ÷ 1,371,256 shares)	$ 31.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 2,388,334
Income from Fidelity Central Funds		8,467
Income before foreign taxes withheld		2,396,801
Less foreign taxes withheld		(202,345)
Total income		2,194,456

Expenses
Management fee	$ 1,209,949
Transfer agent fees	461,535
Distribution and service plan fees	754,656
Accounting and security lending fees	88,888
Custodian fees and expenses	110,278
Independent trustees' compensation	1,090
Registration fees	68,592
Audit	48,957
Legal	663
Interest	1,647
Miscellaneous	1,390
Total expenses before reductions	2,747,645
Expense reductions	(60,914)	2,686,731
Net investment income (loss)		(492,275)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,450,156
Foreign currency transactions	36,688
Total net realized gain (loss)		11,486,844
Change in net unrealized appreciation (depreciation) on: Investment securities	19,012,374
Assets and liabilities in foreign currencies	19,294
Total change in net unrealized appreciation (depreciation)		19,031,668
Net gain (loss)		30,518,512
Net increase (decrease) in net assets resulting from operations		$ 30,026,237

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (492,275)	$ 3,712,523
Net realized gain (loss)	11,486,844	(12,320,269)
Change in net unrealized appreciation (depreciation)	19,031,668	27,212,457
Net increase (decrease) in net assets resulting from operations	30,026,237	18,604,711
Distributions to shareholders from net investment income	(3,137,657)	(3,170,802)
Distributions to shareholders from net realized gain	(1,067,553)	(16,643,937)
Total distributions	(4,205,210)	(19,814,739)
Share transactions - net increase (decrease)	(12,120,379)	(50,574,411)
Redemption fees	20,453	36,772
Total increase (decrease) in net assets	13,721,101	(51,747,667)

Net Assets
Beginning of period	332,708,467	384,456,134
End of period (including accumulated net investment loss of $730,865 and undistributed net investment income of $2,899,067, respectively)	$ 346,429,568	$ 332,708,467

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 28.87	$ 28.70	$ 32.97	$ 25.96	$ 15.74	$ 37.55
Income from Investment Operations
Net investment income (loss) E	(.01)	.34	.35	.25	.19	.19
Net realized and unrealized gain (loss)	2.69	1.37	(2.62)	7.09	10.07	(18.72)
Total from investment operations	2.68	1.71	(2.27)	7.34	10.26	(18.53)
Distributions from net investment income	(.33)	(.31)	(.20)	(.12)	(.05)	(.23)
Distributions from net realized gain	(.09)	(1.23)	(1.81)	(.22)	-	(3.06)
Total distributions	(.42)	(1.54)	(2.01)	(.34)	(.05)	(3.29)
Redemption fees added to paid in capital E	- J	- J	.01	.01	.01	.01
Net asset value, end of period	$ 31.13	$ 28.87	$ 28.70	$ 32.97	$ 25.96	$ 15.74
Total Return B, C, D	9.36%	6.36%	(7.44)%	28.53%	65.43%	(53.66)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.41% A	1.42%	1.39%	1.44%	1.54%	1.50%
Expenses net of fee waivers, if any	1.41% A	1.42%	1.39%	1.44%	1.50%	1.50%
Expenses net of all reductions	1.38% A	1.38%	1.35%	1.40%	1.41%	1.41%
Net investment income (loss)	(.10)% A	1.24%	1.12%	.86%	.94%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$ 167,776	$ 160,427	$ 179,346	$ 189,255	$ 131,564	$ 71,722
Portfolio turnover rate G	61% A	95%	119%	138%	91%	92% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 28.13	$ 27.98	$ 32.20	$ 25.40	$ 15.43	$ 36.88
Income from Investment Operations
Net investment income (loss) E	(.06)	.25	.25	.15	.14	.12
Net realized and unrealized gain (loss)	2.64	1.33	(2.55)	6.94	9.86	(18.38)
Total from investment operations	2.58	1.58	(2.30)	7.09	10.00	(18.26)
Distributions from net investment income	(.25)	(.20)	(.12)	(.08)	(.04)	(.14)
Distributions from net realized gain	(.09)	(1.23)	(1.81)	(.22)	-	(3.06)
Total distributions	(.34)	(1.43)	(1.93)	(.30)	(.04)	(3.20)
Redemption fees added to paid in capital E	- J	- J	.01	.01	.01	.01
Net asset value, end of period	$ 30.37	$ 28.13	$ 27.98	$ 32.20	$ 25.40	$ 15.43
Total Return B, C, D	9.22%	6.04%	(7.70)%	28.13%	65.06%	(53.79)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.70% A	1.70%	1.70%	1.74%	1.84%	1.80%
Expenses net of fee waivers, if any	1.70% A	1.70%	1.69%	1.74%	1.75%	1.75%
Expenses net of all reductions	1.67% A	1.67%	1.65%	1.70%	1.66%	1.66%
Net investment income (loss)	(.39)% A	.95%	.82%	.55%	.69%	.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,931	$ 49,359	$ 55,452	$ 61,620	$ 45,259	$ 25,205
Portfolio turnover rate G	61% A	95%	119%	138%	91%	92% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 26.77	$ 26.62	$ 30.72	$ 24.29	$ 14.82	$ 35.55
Income from Investment Operations
Net investment income (loss) E	(.12)	.12	.10	.02	.04	(.01)
Net realized and unrealized gain (loss)	2.51	1.26	(2.44)	6.61	9.45	(17.68)
Total from investment operations	2.39	1.38	(2.34)	6.63	9.49	(17.69)
Distributions from net investment income	(.09)	-	-	-	(.03)	-
Distributions from net realized gain	(.09)	(1.23)	(1.77)	(.21)	-	(3.05)
Total distributions	(.18)	(1.23)	(1.77)	(.21)	(.03)	(3.05)
Redemption fees added to paid in capital E	- J	- J	.01	.01	.01	.01
Net asset value, end of period	$ 28.98	$ 26.77	$ 26.62	$ 30.72	$ 24.29	$ 14.82
Total Return B, C, D	8.97%	5.51%	(8.16)%	27.48%	64.23%	(54.01)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.20% A	2.19%	2.19%	2.24%	2.32%	2.29%
Expenses net of fee waivers, if any	2.20% A	2.19%	2.18%	2.24%	2.25%	2.25%
Expenses net of all reductions	2.16% A	2.16%	2.15%	2.20%	2.16%	2.16%
Net investment income (loss)	(.88)% A	.46%	.32%	.06%	.19%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,106	$ 15,823	$ 20,831	$ 29,611	$ 25,750	$ 17,040
Portfolio turnover rate G	61% A	95%	119%	138%	91%	92% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 26.53	$ 26.44	$ 30.58	$ 24.19	$ 14.76	$ 35.48
Income from Investment Operations
Net investment income (loss) E	(.12)	.13	.11	.03	.04	- J
Net realized and unrealized gain (loss)	2.49	1.25	(2.41)	6.59	9.41	(17.63)
Total from investment operations	2.37	1.38	(2.30)	6.62	9.45	(17.63)
Distributions from net investment income	(.12)	(.06)	(.04)	(.02)	(.03)	(.04)
Distributions from net realized gain	(.09)	(1.23)	(1.81)	(.22)	-	(3.06)
Total distributions	(.21)	(1.29)	(1.85)	(.24)	(.03)	(3.10)
Redemption fees added to paid in capital E	- J	- J	.01	.01	.01	.01
Net asset value, end of period	$ 28.69	$ 26.53	$ 26.44	$ 30.58	$ 24.19	$ 14.76
Total Return B, C, D	8.98%	5.57%	(8.10)%	27.58%	64.21%	(54.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.16% A	2.16%	2.13%	2.17%	2.28%	2.25%
Expenses net of fee waivers, if any	2.16% A	2.16%	2.13%	2.17%	2.25%	2.25%
Expenses net of all reductions	2.12% A	2.13%	2.10%	2.13%	2.16%	2.16%
Net investment income (loss)	(.84)% A	.49%	.37%	.12%	.19%	(.02)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 69,771	$ 67,074	$ 78,939	$ 87,089	$ 59,491	$ 30,577
Portfolio turnover rate G	61% A	95%	119%	138%	91%	92% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 29.67	$ 29.49	$ 33.80	$ 26.58	$ 16.07	$ 38.25
Income from Investment Operations
Net investment income (loss) D	.03	.44	.46	.34	.26	.27
Net realized and unrealized gain (loss)	2.78	1.39	(2.69)	7.26	10.29	(19.09)
Total from investment operations	2.81	1.83	(2.23)	7.60	10.55	(18.82)
Distributions from net investment income	(.41)	(.42)	(.29)	(.17)	(.05)	(.31)
Distributions from net realized gain	(.09)	(1.23)	(1.81)	(.22)	-	(3.06)
Total distributions	(.51) K	(1.65)	(2.09) J	(.39)	(.05)	(3.37)
Redemption fees added to paid in capital D	- I	- I	.01	.01	.01	.01
Net asset value, end of period	$ 31.97	$ 29.67	$ 29.49	$ 33.80	$ 26.58	$ 16.07
Total Return B, C	9.55%	6.64%	(7.13)%	28.87%	65.94%	(53.53)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.11% A	1.11%	1.10%	1.14%	1.25%	1.20%
Expenses net of fee waivers, if any	1.11% A	1.11%	1.10%	1.14%	1.25%	1.20%
Expenses net of all reductions	1.07% A	1.08%	1.06%	1.10%	1.16%	1.11%
Net investment income (loss)	.21% A	1.54%	1.41%	1.16%	1.18%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 43,845	$ 40,026	$ 49,888	$ 45,042	$ 23,888	$ 5,933
Portfolio turnover rate F	61% A	95%	119%	138%	91%	92% H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

I Amount represents less than $.01 per share.

J Total distributions of $2.09 per share is comprised of distributions from net investment income of $.288 and distributions from net realized gain of $1.805 per share.

K Total distributions of $.51 per share is comprised of distributions from net investment income of $.413 and distributions from net realized gain of $.092 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Emerging Asia Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund received a final ruling from the Authority for Advance Ruling in India regarding the applicability of taxes imposed by the country on realized capital gains under the US/India tax treaty. The ruling entitled the Fund to a refund of capital gains taxes paid in prior years and exempts the Fund from taxes on future realized gains. The India Central Board of Direct Taxation may challenge the ruling at any time which could result in the reversal of some or all of the benefits recorded by the Fund.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 73,883,996
Gross unrealized depreciation	(9,785,222)
Net unrealized appreciation (depreciation) on securities and other investments	$ 61,098,774

Tax cost	$ 279,174,257

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
No expiration
Short-term	$ (12,885,749)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $102,339,669 and $124,895,678, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 208,008	$ 1,519
Class T	.25%	.25%	126,746	938
Class B	.75%	.25%	74,609	56,158
Class C	.75%	.25%	345,293	51,392
			$ 754,656	$ 110,007

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28,706
Class T	5,926
Class B*	8,336
Class C*	1,091
$ 44,059

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 224,143.27
Class T	78,917.31
Class B	22,663.30
Class C	90,301.26
Institutional Class	45,511.22
	$ 461,535

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $49 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,806,615.38%		$ 926

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $448 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is maintained at the Fund's custodian and/or invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,292. During the period, there were no securities loaned to FCM.

8. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $6,761,833. The weighted average interest rate was .64%. The interest expense amounted to $721 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $60,914 for the period.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 1,813,788	$ 1,898,062
Class T	420,493	399,045
Class B	51,393	-
Class C	298,953	179,759
Institutional Class	553,030	693,936
Total	$ 3,137,657	$ 3,170,802
From net realized gain
Class A	$ 507,199	$ 7,604,616
Class T	157,900	2,417,855
Class B	51,958	945,064
Class C	227,303	3,624,620
Institutional Class	123,193	2,051,782
Total	$ 1,067,553	$ 16,643,937

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	531,493	989,897	$ 16,001,566	$ 27,425,901
Reinvestment of distributions	67,510	303,306	1,994,909	8,125,561
Shares redeemed	(767,744)	(1,983,648)	(23,051,085)	(54,478,732)
Net increase (decrease)	(168,741)	(690,445)	$ (5,054,610)	$ (18,927,270)
Class T
Shares sold	129,504	243,741	$ 3,830,635	$ 6,578,292
Reinvestment of distributions	19,545	105,156	564,063	2,751,935
Shares redeemed	(193,906)	(575,900)	(5,687,811)	(15,451,183)
Net increase (decrease)	(44,857)	(227,003)	$ (1,293,113)	$ (6,120,956)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class B
Shares sold	9,028	12,950	$ 256,720	$ 335,990
Reinvestment of distributions	3,105	30,756	85,708	769,523
Shares redeemed	(150,902)	(235,196)	(4,236,492)	(6,006,764)
Net increase (decrease)	(138,769)	(191,490)	$ (3,894,064)	$ (4,901,251)
Class C
Shares sold	200,312	321,798	$ 5,608,068	$ 8,176,407
Reinvestment of distributions	15,990	125,179	436,858	3,103,186
Shares redeemed	(312,664)	(903,872)	(8,653,413)	(22,892,814)
Net increase (decrease)	(96,362)	(456,895)	$ (2,608,487)	$ (11,613,221)
Institutional Class
Shares sold	234,524	751,216	$ 7,284,607	$ 21,500,312
Reinvestment of distributions	17,860	64,226	541,525	1,763,657
Shares redeemed	(230,104)	(1,158,394)	(7,096,237)	(32,275,682)
Net increase (decrease)	22,280	(342,952)	$ 729,895	$ (9,011,713)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

AEAI-USAN-0613
1.784874.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Europe Capital Appreciation

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.45%
Actual		$ 1,000.00	$ 1,135.00	$ 7.68
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.70%
Actual		$ 1,000.00	$ 1,133.80	$ 8.99
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class B	2.20%
Actual		$ 1,000.00	$ 1,131.30	$ 11.63
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 1,130.30	$ 11.62
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,135.90	$ 6.36
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	3.9	3.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.4	0.0
Royal Dutch Shell PLC Class B (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	2.6	0.0
Sanofi SA (France, Pharmaceuticals)	2.5	3.1
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	2.4	1.9
	14.8
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.1	17.0
Consumer Staples	18.1	16.7
Consumer Discretionary	13.3	17.3
Industrials	12.9	10.0
Health Care	12.3	11.8
Top Five Countries as of April 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	31.4	36.7
Germany	14.1	9.9
Switzerland	13.7	8.1
France	11.3	10.7
Italy	4.6	3.8
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
Stocks 97.8%	Stocks 99.0%
Short-Term Investments and Net Other Assets (Liabilities) 2.2%	Short-Term Investments and Net Other Assets (Liabilities) 1.0%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Austria - 0.6%
Erste Group Bank AG	3,900	$ 122,239
Bailiwick of Jersey - 1.1%
Informa PLC	14,549	108,027
Wolseley PLC	2,345	115,944
TOTAL BAILIWICK OF JERSEY		223,971
Belgium - 2.8%
Anheuser-Busch InBev SA NV (c)	3,800	365,068
KBC Groupe SA	3,019	118,481
UCB SA	1,500	88,657
TOTAL BELGIUM		572,206
Bermuda - 0.8%
Bunge Ltd.	1,100	79,431
Signet Jewelers Ltd.	1,200	82,476
TOTAL BERMUDA		161,907
Canada - 0.4%
Goldcorp, Inc.	2,500	73,999
Denmark - 2.4%
Coloplast A/S Series B	1,800	97,932
FLSmidth & Co. A/S	1,400	81,436
Novo Nordisk A/S Series B	1,837	323,358
TOTAL DENMARK		502,726
Finland - 1.6%
Amer Group PLC (A Shares)	6,000	102,090
Raisio Group PLC (V Shares)	12,000	51,361
Sampo Oyj (A Shares)	4,500	179,566
TOTAL FINLAND		333,017
France - 11.3%
Atos Origin SA	1,462	101,756
AXA SA (c)	11,500	215,285
BNP Paribas SA	5,195	289,466
Christian Dior SA	1,600	278,877
Ipsos SA	1,500	50,275
Legrand SA	2,700	125,821
PPR SA	1,200	263,996
Publicis Groupe SA	2,200	153,035
Sanofi SA	4,818	520,901
Common Stocks - continued
	Shares	Value
France - continued
Schneider Electric SA	2,800	$ 213,504
Technip SA	1,100	118,065
TOTAL FRANCE		2,330,981
Germany - 13.0%
adidas AG	1,800	187,981
BASF AG (c)	3,515	328,294
Bayer AG (c)	3,400	354,718
Beiersdorf AG	1,100	99,565
Brenntag AG	800	136,383
CTS Eventim AG	2,531	97,746
Daimler AG (Germany)	3,775	208,877
Deutsche Bank AG	1,300	59,843
Deutsche Boerse AG	1,900	118,605
Deutsche Post AG	7,055	167,425
ElringKlinger AG	2,000	65,281
GEA Group AG	3,557	120,319
GSW Immobilien AG	2,100	84,268
HeidelbergCement Finance AG	1,800	129,596
Linde AG	1,200	226,937
SAP AG	3,675	292,978
TOTAL GERMANY		2,678,816
Ireland - 2.7%
DCC PLC (Ireland)	3,200	117,114
Dragon Oil PLC	7,500	73,745
FBD Holdings PLC	5,200	84,472
Greencore Group PLC	50,700	83,874
Kingspan Group PLC (United Kingdom)	7,600	91,756
Ryanair Holdings PLC sponsored ADR	2,600	112,684
TOTAL IRELAND		563,645
Israel - 0.3%
Israel Chemicals Ltd.	5,400	64,228
Italy - 4.6%
Astaldi SpA	11,600	80,126
Azimut Holding SpA	4,900	91,117
Banca Popolare dell'Emilia Romagna Scrl	9,800	82,986
Beni Stabili SpA SIIQ	147,800	104,135
Enel SpA	21,482	83,062
ENI SpA	13,000	310,263
Common Stocks - continued
	Shares	Value
Italy - continued
Prada SpA	10,600	$ 95,548
Prysmian SpA (c)	5,300	107,001
TOTAL ITALY		954,238
Luxembourg - 0.4%
Eurofins Scientific SA	400	86,919
Netherlands - 1.0%
ASML Holding NV (Netherlands)	2,047	152,323
LyondellBasell Industries NV Class A	800	48,560
TOTAL NETHERLANDS		200,883
Norway - 2.3%
DnB ASA (c)	11,800	192,864
Merkantildata ASA	7,800	83,526
Telenor ASA	9,000	202,272
TOTAL NORWAY		478,662
Russia - 0.5%
Magnit OJSC GDR (Reg. S)	1,900	96,900
Spain - 1.4%
Criteria CaixaCorp SA	39,700	146,967
Repsol YPF SA	5,941	139,267
TOTAL SPAIN		286,234
Sweden - 2.2%
ASSA ABLOY AB (B Shares) (c)	3,400	135,401
Svenska Cellulosa AB (SCA) (B Shares)	5,600	145,421
Svenska Handelsbanken AB (A Shares)	4,000	181,699
TOTAL SWEDEN		462,521
Switzerland - 13.7%
Adecco SA (Reg.)	2,161	115,580
Aryzta AG	2,460	152,659
Nestle SA	11,344	808,970
Partners Group Holding AG	520	133,384
Roche Holding AG (participation certificate)	2,836	708,847
Schindler Holding AG (participation certificate)	1,132	169,715
Syngenta AG (Switzerland)	576	246,251
UBS AG	15,762	281,169
Zurich Insurance Group AG	793	221,405
TOTAL SWITZERLAND		2,837,980
Common Stocks - continued
	Shares	Value
Turkey - 0.4%
Coca-Cola Icecek A/S	3,000	$ 83,670
United Kingdom - 31.4%
Anglo American PLC (United Kingdom)	3,100	75,361
Associated British Foods PLC	4,900	147,281
Barclays PLC	49,390	220,402
BG Group PLC	5,300	89,284
BHP Billiton PLC	10,530	296,238
British American Tobacco PLC (United Kingdom)	8,900	493,374
British Land Co. PLC	13,292	122,747
Bunzl PLC	6,100	121,191
Centrica PLC	41,400	238,585
Compass Group PLC	13,700	180,249
Dechra Pharmaceuticals PLC	9,200	102,608
Diageo PLC	11,034	336,952
Galliford Try PLC	6,500	99,504
GlaxoSmithKline PLC	10,900	281,236
HSBC Holdings PLC (United Kingdom)	22,400	245,325
ICAP PLC	19,000	84,940
ITV PLC	58,400	114,211
Kingfisher PLC	21,000	102,134
London Stock Exchange Group PLC	5,700	118,733
Meggitt PLC	17,200	125,199
Next PLC	2,100	142,192
Prudential PLC	15,236	261,977
Rolls-Royce Group PLC	12,196	214,075
Royal Dutch Shell PLC Class B (United Kingdom)	15,554	545,595
Schroders PLC	2,900	105,185
Serco Group PLC	11,889	114,223
SIG PLC	41,900	105,503
Standard Chartered PLC (United Kingdom)	10,652	267,553
Taylor Wimpey PLC	112,200	162,086
Tesco PLC	40,200	228,641
Unilever PLC	6,900	298,954
Vodafone Group PLC	107,200	327,099
William Hill PLC	15,500	102,568
TOTAL UNITED KINGDOM		6,471,205
United States of America - 1.8%
Beam, Inc.	1,400	90,594
Colgate-Palmolive Co.	800	95,528
Common Stocks - continued
	Shares	Value
United States of America - continued
Oracle Corp.	2,700	$ 88,506
Philip Morris International, Inc.	1,000	95,590
TOTAL UNITED STATES OF AMERICA		370,218
TOTAL COMMON STOCKS (Cost $18,311,885)		19,957,165
Nonconvertible Preferred Stocks - 1.1%

Germany - 1.1%
Volkswagen AG	1,100	222,946
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	1,451,324	2,254
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $202,982)		225,200
Money Market Funds - 8.7%

Fidelity Cash Central Fund, 0.13% (a)	325,433	325,433
Fidelity Securities Lending Cash Central Fund, 0.12% (a)(b)	1,458,970	1,458,970
TOTAL MONEY MARKET FUNDS (Cost $1,784,403)		1,784,403
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $20,299,270)		21,966,768
NET OTHER ASSETS (LIABILITIES) - (6.5)%		(1,334,379)
NET ASSETS - 100%		$ 20,632,389
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 381
Fidelity Securities Lending Cash Central Fund	3,623
Total	$ 4,004
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,720,595	$ 2,720,595	$ -	$ -
Consumer Staples	3,753,833	1,450,515	2,303,318	-
Energy	1,276,219	420,361	855,858	-
Financials	4,134,813	3,066,097	1,068,716	-
Health Care	2,565,176	1,439,681	1,125,495	-
Industrials	2,672,158	2,672,158	-	-
Information Technology	719,089	273,788	445,301	-
Materials	1,489,464	946,975	542,489	-
Telecommunication Services	529,371	202,272	327,099	-
Utilities	321,647	321,647	-	-
Money Market Funds	1,784,403	1,784,403	-	-
Total Investments in Securities:	$ 21,966,768	$ 15,298,492	$ 6,668,276	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 624,697
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,392,921) - See accompanying schedule: Unaffiliated issuers (cost $18,514,867)	$ 20,182,365
Fidelity Central Funds (cost $1,784,403)	1,784,403
Total Investments (cost $20,299,270)		$ 21,966,768
Foreign currency held at value (cost $25,446)		25,448
Receivable for investments sold		353,770
Receivable for fund shares sold		132,605
Dividends receivable		93,663
Distributions receivable from Fidelity Central Funds		2,007
Prepaid expenses		11
Receivable from investment adviser for expense reductions		14,497
Other receivables		3,181
Total assets		22,591,950

Liabilities
Payable for investments purchased	$ 345,164
Payable for fund shares redeemed	97,729
Accrued management fee	11,788
Distribution and service plan fees payable	7,617
Other affiliated payables	5,998
Other payables and accrued expenses	32,295
Collateral on securities loaned, at value	1,458,970
Total liabilities		1,959,561

Net Assets		$ 20,632,389
Net Assets consist of:
Paid in capital		$ 35,485,159
Undistributed net investment income		97,683
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(16,619,356)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,668,903
Net Assets		$ 20,632,389

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,709,689 ÷ 749,975 shares)	$ 12.95

Maximum offering price per share (100/94.25 of $12.95)	$ 13.74
Class T: Net Asset Value and redemption price per share ($6,304,431 ÷ 488,474 shares)	$ 12.91

Maximum offering price per share (100/96.50 of $12.91)	$ 13.38
Class B: Net Asset Value and offering price per share ($751,366 ÷ 59,647 shares)A	$ 12.60

Class C: Net Asset Value and offering price per share ($3,061,064 ÷ 245,090 shares)A	$ 12.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($805,839 ÷ 61,088 shares)	$ 13.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 294,169
Income from Fidelity Central Funds		4,004
Income before foreign taxes withheld		298,173
Less foreign taxes withheld		(22,715)
Total income		275,458

Expenses
Management fee	$ 69,388
Transfer agent fees	30,446
Distribution and service plan fees	44,155
Accounting and security lending fees	5,103
Custodian fees and expenses	12,052
Independent trustees' compensation	61
Registration fees	57,452
Audit	27,015
Legal	44
Miscellaneous	68
Total expenses before reductions	245,784
Expense reductions	(89,827)	155,957
Net investment income (loss)		119,501
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,977,268
Foreign currency transactions	(4,203)
Total net realized gain (loss)		1,973,065
Change in net unrealized appreciation (depreciation) on: Investment securities	289,288
Assets and liabilities in foreign currencies	1,534
Total change in net unrealized appreciation (depreciation)		290,822
Net gain (loss)		2,263,887
Net increase (decrease) in net assets resulting from operations		$ 2,383,388

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 119,501	$ 259,047
Net realized gain (loss)	1,973,065	(884,624)
Change in net unrealized appreciation (depreciation)	290,822	2,358,319
Net increase (decrease) in net assets resulting from operations	2,383,388	1,732,742
Distributions to shareholders from net investment income	(261,448)	(221,435)
Share transactions - net increase (decrease)	1,129,713	(2,112,308)
Redemption fees	262	35,973
Total increase (decrease) in net assets	3,251,915	(565,028)

Net Assets
Beginning of period	17,380,474	17,945,502
End of period (including undistributed net investment income of $97,683 and undistributed net investment income of $239,630, respectively)	$ 20,632,389	$ 17,380,474

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.60	$ 10.61	$ 11.74	$ 10.82	$ 8.98	$ 20.94
Income from Investment Operations
Net investment income (loss) E	.09	.18	.14	.06	.15	.25
Net realized and unrealized gain (loss)	1.46	.96	(1.21)	.99	1.99	(9.22)
Total from investment operations	1.55	1.14	(1.07)	1.05	2.14	(8.97)
Distributions from net investment income	(.20)	(.17)	(.06)	(.13)	(.30)	(.31)
Distributions from net realized gain	-	-	-	-	-	(2.68)
Total distributions	(.20)	(.17)	(.06)	(.13)	(.30)	(2.99)
Redemption fees added to paid in capital E	- I	.02	- I	- I	- I	- I
Net asset value, end of period	$ 12.95	$ 11.60	$ 10.61	$ 11.74	$ 10.82	$ 8.98
Total Return B, C, D	13.50%	11.14%	(9.19)%	9.74%	25.27%	(49.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.28% A	2.07%	2.00%	2.05%	2.00%	1.63%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.45%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.39% A	1.42%	1.41%	1.43%	1.46%	1.46%
Net investment income (loss)	1.41% A	1.74%	1.18%	.61%	1.73%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,710	$ 7,870	$ 8,025	$ 10,276	$ 10,904	$ 10,286
Portfolio turnover rate G	190% A	108%	118%	143%	109%	112%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.55	$ 10.56	$ 11.68	$ 10.78	$ 8.92	$ 20.75
Income from Investment Operations
Net investment income (loss) E	.07	.16	.11	.04	.13	.21
Net realized and unrealized gain (loss)	1.46	.94	(1.20)	.97	1.99	(9.17)
Total from investment operations	1.53	1.10	(1.09)	1.01	2.12	(8.96)
Distributions from net investment income	(.17)	(.13)	(.03)	(.11)	(.26)	(.19)
Distributions from net realized gain	-	-	-	-	-	(2.68)
Total distributions	(.17)	(.13)	(.03)	(.11)	(.26)	(2.87)
Redemption fees added to paid in capital E	- I	.02	- I	- I	- I	- I
Net asset value, end of period	$ 12.91	$ 11.55	$ 10.56	$ 11.68	$ 10.78	$ 8.92
Total Return B, C, D	13.38%	10.82%	(9.38)%	9.42%	24.99%	(49.91)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.60% A	2.36%	2.27%	2.34%	2.28%	1.88%
Expenses net of fee waivers, if any	1.70% A	1.70%	1.70%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.64% A	1.66%	1.66%	1.67%	1.71%	1.71%
Net investment income (loss)	1.16% A	1.49%	.93%	.36%	1.48%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,304	$ 5,835	$ 5,965	$ 7,496	$ 8,014	$ 7,866
Portfolio turnover rate G	190% A	108%	118%	143%	109%	112%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.23	$ 10.23	$ 11.35	$ 10.48	$ 8.61	$ 20.16
Income from Investment Operations
Net investment income (loss) E	.04	.10	.05	(.01)	.08	.13
Net realized and unrealized gain (loss)	1.43	.92	(1.17)	.94	1.95	(8.86)
Total from investment operations	1.47	1.02	(1.12)	.93	2.03	(8.73)
Distributions from net investment income	(.10)	(.04)	-	(.06)	(.16)	(.14)
Distributions from net realized gain	-	-	-	-	-	(2.68)
Total distributions	(.10)	(.04)	-	(.06)	(.16)	(2.82)
Redemption fees added to paid in capital E	- I	.02	- I	- I	- I	- I
Net asset value, end of period	$ 12.60	$ 11.23	$ 10.23	$ 11.35	$ 10.48	$ 8.61
Total Return B, C, D	13.13%	10.26%	(9.87)%	8.87%	24.34%	(50.13)%
Ratios to Average Net Assets F, H
Expenses before reductions	3.09% A	2.89%	2.78%	2.82%	2.77%	2.39%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.14% A	2.16%	2.16%	2.18%	2.21%	2.21%
Net investment income (loss)	.66% A	.99%	.43%	(.14)%	.98%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 751	$ 786	$ 1,136	$ 1,935	$ 2,490	$ 2,806
Portfolio turnover rate G	190% A	108%	118%	143%	109%	112%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.16	$ 10.18	$ 11.30	$ 10.43	$ 8.58	$ 20.10
Income from Investment Operations
Net investment income (loss) E	.04	.10	.05	(.01)	.08	.13
Net realized and unrealized gain (loss)	1.40	.92	(1.17)	.94	1.94	(8.82)
Total from investment operations	1.44	1.02	(1.12)	.93	2.02	(8.69)
Distributions from net investment income	(.11)	(.06)	-	(.06)	(.17)	(.15)
Distributions from net realized gain	-	-	-	-	-	(2.68)
Total distributions	(.11)	(.06)	-	(.06)	(.17)	(2.83)
Redemption fees added to paid in capital E	- I	.02	- I	- I	- I	- I
Net asset value, end of period	$ 12.49	$ 11.16	$ 10.18	$ 11.30	$ 10.43	$ 8.58
Total Return B, C, D	13.03%	10.33%	(9.91)%	8.92%	24.29%	(50.11)%
Ratios to Average Net Assets F, H
Expenses before reductions	3.05% A	2.83%	2.75%	2.82%	2.77%	2.38%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.14% A	2.16%	2.16%	2.18%	2.21%	2.21%
Net investment income (loss)	.67% A	1.00%	.43%	(.14)%	.98%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,061	$ 2,450	$ 2,524	$ 3,166	$ 3,913	$ 4,522
Portfolio turnover rate G	190% A	108%	118%	143%	109%	112%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.83	$ 10.83	$ 11.98	$ 11.03	$ 9.13	$ 21.27
Income from Investment Operations
Net investment income (loss) D	.10	.22	.18	.09	.18	.30
Net realized and unrealized gain (loss)	1.49	.96	(1.24)	1.01	2.03	(9.38)
Total from investment operations	1.59	1.18	(1.06)	1.10	2.21	(9.08)
Distributions from net investment income	(.23)	(.20)	(.09)	(.15)	(.31)	(.38)
Distributions from net realized gain	-	-	-	-	-	(2.68)
Total distributions	(.23)	(.20)	(.09)	(.15)	(.31)	(3.06)
Redemption fees added to paid in capital D	- H	.02	- H	- H	- H	- H
Net asset value, end of period	$ 13.19	$ 11.83	$ 10.83	$ 11.98	$ 11.03	$ 9.13
Total Return B, C	13.59%	11.41%	(8.95)%	10.00%	25.57%	(49.63)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.95% A	1.60%	1.54%	1.80%	1.68%	1.27%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.14% A	1.16%	1.16%	1.17%	1.21%	1.21%
Net investment income (loss)	1.66% A	2.00%	1.43%	.86%	1.98%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 806	$ 439	$ 296	$ 336	$ 434	$ 378
Portfolio turnover rate F	190% A	108%	118%	143%	109%	112%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Europe Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,902,620
Gross unrealized depreciation	(316,505)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,586,115

Tax cost	$ 20,380,653

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (9,488,054)
2017	(8,044,625)
Total with expiration	(17,532,679)
No expiration
Short-term	(483,952)
Long-term	(444,581)
Total no expiration	(928,533)
Total capital loss carryforward	$ (18,461,212)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $18,928,329 and $18,219,338, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 11,516	$ 432
Class T	.25%	.25%	15,120	125
Class B	.75%	.25%	3,900	2,932
Class C	.75%	.25%	13,619	2,479
			$ 44,155	$ 5,968

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,362
Class T	1,253
Class B*	179
Class C*	270
$ 4,064

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 14,314.31
Class T	9,812.32
Class B	1,205.31
Class C	4,182.31
Institutional Class	933.21
	$ 30,446

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $35 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $25 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,623. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$ 38,107
Class T	1.70%	27,136
Class B	2.20%	3,463
Class C	2.20%	11,652
Institutional Class	1.20%	3,369
		$ 83,727

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,100 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 133,138	$ 122,753
Class T	83,345	73,896
Class B	6,379	4,700
Class C	24,059	15,083
Institutional Class	14,527	5,003
Total	$ 261,448	$ 221,435

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	198,361	401,078	$ 2,456,132	$ 4,178,943
Reinvestment of distributions	9,762	10,620	114,709	106,515
Shares redeemed	(136,650)	(489,592)	(1,697,030)	(5,195,802)
Net increase (decrease)	71,473	(77,894)	$ 873,811	$ (910,344)
Class T
Shares sold	50,921	65,298	$ 621,980	$ 714,626
Reinvestment of distributions	6,938	7,166	81,311	71,732
Shares redeemed	(74,597)	(132,306)	(901,194)	(1,389,315)
Net increase (decrease)	(16,738)	(59,842)	$ (197,903)	$ (602,957)
Class B
Shares sold	2,785	229	$ 33,423	$ 2,308
Reinvestment of distributions	516	422	5,917	4,127
Shares redeemed	(13,657)	(41,741)	(163,105)	(429,868)
Net increase (decrease)	(10,356)	(41,090)	$ (123,765)	$ (423,433)
Class C
Shares sold	50,032	50,841	$ 595,878	$ 527,022
Reinvestment of distributions	1,826	1,320	20,757	12,817
Shares redeemed	(26,409)	(80,504)	(310,368)	(833,417)
Net increase (decrease)	25,449	(28,343)	$ 306,267	$ (293,578)
Institutional Class
Shares sold	75,599	85,776	$ 929,944	$ 893,128
Reinvestment of distributions	1,075	381	12,853	3,887
Shares redeemed	(52,682)	(76,353)	(671,494)	(779,011)
Net increase (decrease)	23,992	9,804	$ 271,303	$ 118,004

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AEUR-USAN-0613
1.784875.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Europe Capital Appreciation

Fund - Institutional Class

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.45%
Actual		$ 1,000.00	$ 1,135.00	$ 7.68
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.70%
Actual		$ 1,000.00	$ 1,133.80	$ 8.99
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class B	2.20%
Actual		$ 1,000.00	$ 1,131.30	$ 11.63
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 1,130.30	$ 11.62
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,135.90	$ 6.36
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	3.9	3.6
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.4	0.0
Royal Dutch Shell PLC Class B (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	2.6	0.0
Sanofi SA (France, Pharmaceuticals)	2.5	3.1
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	2.4	1.9
	14.8
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.1	17.0
Consumer Staples	18.1	16.7
Consumer Discretionary	13.3	17.3
Industrials	12.9	10.0
Health Care	12.3	11.8
Top Five Countries as of April 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	31.4	36.7
Germany	14.1	9.9
Switzerland	13.7	8.1
France	11.3	10.7
Italy	4.6	3.8
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
Stocks 97.8%	Stocks 99.0%
Short-Term Investments and Net Other Assets (Liabilities) 2.2%	Short-Term Investments and Net Other Assets (Liabilities) 1.0%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Austria - 0.6%
Erste Group Bank AG	3,900	$ 122,239
Bailiwick of Jersey - 1.1%
Informa PLC	14,549	108,027
Wolseley PLC	2,345	115,944
TOTAL BAILIWICK OF JERSEY		223,971
Belgium - 2.8%
Anheuser-Busch InBev SA NV (c)	3,800	365,068
KBC Groupe SA	3,019	118,481
UCB SA	1,500	88,657
TOTAL BELGIUM		572,206
Bermuda - 0.8%
Bunge Ltd.	1,100	79,431
Signet Jewelers Ltd.	1,200	82,476
TOTAL BERMUDA		161,907
Canada - 0.4%
Goldcorp, Inc.	2,500	73,999
Denmark - 2.4%
Coloplast A/S Series B	1,800	97,932
FLSmidth & Co. A/S	1,400	81,436
Novo Nordisk A/S Series B	1,837	323,358
TOTAL DENMARK		502,726
Finland - 1.6%
Amer Group PLC (A Shares)	6,000	102,090
Raisio Group PLC (V Shares)	12,000	51,361
Sampo Oyj (A Shares)	4,500	179,566
TOTAL FINLAND		333,017
France - 11.3%
Atos Origin SA	1,462	101,756
AXA SA (c)	11,500	215,285
BNP Paribas SA	5,195	289,466
Christian Dior SA	1,600	278,877
Ipsos SA	1,500	50,275
Legrand SA	2,700	125,821
PPR SA	1,200	263,996
Publicis Groupe SA	2,200	153,035
Sanofi SA	4,818	520,901
Common Stocks - continued
	Shares	Value
France - continued
Schneider Electric SA	2,800	$ 213,504
Technip SA	1,100	118,065
TOTAL FRANCE		2,330,981
Germany - 13.0%
adidas AG	1,800	187,981
BASF AG (c)	3,515	328,294
Bayer AG (c)	3,400	354,718
Beiersdorf AG	1,100	99,565
Brenntag AG	800	136,383
CTS Eventim AG	2,531	97,746
Daimler AG (Germany)	3,775	208,877
Deutsche Bank AG	1,300	59,843
Deutsche Boerse AG	1,900	118,605
Deutsche Post AG	7,055	167,425
ElringKlinger AG	2,000	65,281
GEA Group AG	3,557	120,319
GSW Immobilien AG	2,100	84,268
HeidelbergCement Finance AG	1,800	129,596
Linde AG	1,200	226,937
SAP AG	3,675	292,978
TOTAL GERMANY		2,678,816
Ireland - 2.7%
DCC PLC (Ireland)	3,200	117,114
Dragon Oil PLC	7,500	73,745
FBD Holdings PLC	5,200	84,472
Greencore Group PLC	50,700	83,874
Kingspan Group PLC (United Kingdom)	7,600	91,756
Ryanair Holdings PLC sponsored ADR	2,600	112,684
TOTAL IRELAND		563,645
Israel - 0.3%
Israel Chemicals Ltd.	5,400	64,228
Italy - 4.6%
Astaldi SpA	11,600	80,126
Azimut Holding SpA	4,900	91,117
Banca Popolare dell'Emilia Romagna Scrl	9,800	82,986
Beni Stabili SpA SIIQ	147,800	104,135
Enel SpA	21,482	83,062
ENI SpA	13,000	310,263
Common Stocks - continued
	Shares	Value
Italy - continued
Prada SpA	10,600	$ 95,548
Prysmian SpA (c)	5,300	107,001
TOTAL ITALY		954,238
Luxembourg - 0.4%
Eurofins Scientific SA	400	86,919
Netherlands - 1.0%
ASML Holding NV (Netherlands)	2,047	152,323
LyondellBasell Industries NV Class A	800	48,560
TOTAL NETHERLANDS		200,883
Norway - 2.3%
DnB ASA (c)	11,800	192,864
Merkantildata ASA	7,800	83,526
Telenor ASA	9,000	202,272
TOTAL NORWAY		478,662
Russia - 0.5%
Magnit OJSC GDR (Reg. S)	1,900	96,900
Spain - 1.4%
Criteria CaixaCorp SA	39,700	146,967
Repsol YPF SA	5,941	139,267
TOTAL SPAIN		286,234
Sweden - 2.2%
ASSA ABLOY AB (B Shares) (c)	3,400	135,401
Svenska Cellulosa AB (SCA) (B Shares)	5,600	145,421
Svenska Handelsbanken AB (A Shares)	4,000	181,699
TOTAL SWEDEN		462,521
Switzerland - 13.7%
Adecco SA (Reg.)	2,161	115,580
Aryzta AG	2,460	152,659
Nestle SA	11,344	808,970
Partners Group Holding AG	520	133,384
Roche Holding AG (participation certificate)	2,836	708,847
Schindler Holding AG (participation certificate)	1,132	169,715
Syngenta AG (Switzerland)	576	246,251
UBS AG	15,762	281,169
Zurich Insurance Group AG	793	221,405
TOTAL SWITZERLAND		2,837,980
Common Stocks - continued
	Shares	Value
Turkey - 0.4%
Coca-Cola Icecek A/S	3,000	$ 83,670
United Kingdom - 31.4%
Anglo American PLC (United Kingdom)	3,100	75,361
Associated British Foods PLC	4,900	147,281
Barclays PLC	49,390	220,402
BG Group PLC	5,300	89,284
BHP Billiton PLC	10,530	296,238
British American Tobacco PLC (United Kingdom)	8,900	493,374
British Land Co. PLC	13,292	122,747
Bunzl PLC	6,100	121,191
Centrica PLC	41,400	238,585
Compass Group PLC	13,700	180,249
Dechra Pharmaceuticals PLC	9,200	102,608
Diageo PLC	11,034	336,952
Galliford Try PLC	6,500	99,504
GlaxoSmithKline PLC	10,900	281,236
HSBC Holdings PLC (United Kingdom)	22,400	245,325
ICAP PLC	19,000	84,940
ITV PLC	58,400	114,211
Kingfisher PLC	21,000	102,134
London Stock Exchange Group PLC	5,700	118,733
Meggitt PLC	17,200	125,199
Next PLC	2,100	142,192
Prudential PLC	15,236	261,977
Rolls-Royce Group PLC	12,196	214,075
Royal Dutch Shell PLC Class B (United Kingdom)	15,554	545,595
Schroders PLC	2,900	105,185
Serco Group PLC	11,889	114,223
SIG PLC	41,900	105,503
Standard Chartered PLC (United Kingdom)	10,652	267,553
Taylor Wimpey PLC	112,200	162,086
Tesco PLC	40,200	228,641
Unilever PLC	6,900	298,954
Vodafone Group PLC	107,200	327,099
William Hill PLC	15,500	102,568
TOTAL UNITED KINGDOM		6,471,205
United States of America - 1.8%
Beam, Inc.	1,400	90,594
Colgate-Palmolive Co.	800	95,528
Common Stocks - continued
	Shares	Value
United States of America - continued
Oracle Corp.	2,700	$ 88,506
Philip Morris International, Inc.	1,000	95,590
TOTAL UNITED STATES OF AMERICA		370,218
TOTAL COMMON STOCKS (Cost $18,311,885)		19,957,165
Nonconvertible Preferred Stocks - 1.1%

Germany - 1.1%
Volkswagen AG	1,100	222,946
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	1,451,324	2,254
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $202,982)		225,200
Money Market Funds - 8.7%

Fidelity Cash Central Fund, 0.13% (a)	325,433	325,433
Fidelity Securities Lending Cash Central Fund, 0.12% (a)(b)	1,458,970	1,458,970
TOTAL MONEY MARKET FUNDS (Cost $1,784,403)		1,784,403
TOTAL INVESTMENT PORTFOLIO - 106.5% (Cost $20,299,270)		21,966,768
NET OTHER ASSETS (LIABILITIES) - (6.5)%		(1,334,379)
NET ASSETS - 100%		$ 20,632,389
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 381
Fidelity Securities Lending Cash Central Fund	3,623
Total	$ 4,004
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,720,595	$ 2,720,595	$ -	$ -
Consumer Staples	3,753,833	1,450,515	2,303,318	-
Energy	1,276,219	420,361	855,858	-
Financials	4,134,813	3,066,097	1,068,716	-
Health Care	2,565,176	1,439,681	1,125,495	-
Industrials	2,672,158	2,672,158	-	-
Information Technology	719,089	273,788	445,301	-
Materials	1,489,464	946,975	542,489	-
Telecommunication Services	529,371	202,272	327,099	-
Utilities	321,647	321,647	-	-
Money Market Funds	1,784,403	1,784,403	-	-
Total Investments in Securities:	$ 21,966,768	$ 15,298,492	$ 6,668,276	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 624,697
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,392,921) - See accompanying schedule: Unaffiliated issuers (cost $18,514,867)	$ 20,182,365
Fidelity Central Funds (cost $1,784,403)	1,784,403
Total Investments (cost $20,299,270)		$ 21,966,768
Foreign currency held at value (cost $25,446)		25,448
Receivable for investments sold		353,770
Receivable for fund shares sold		132,605
Dividends receivable		93,663
Distributions receivable from Fidelity Central Funds		2,007
Prepaid expenses		11
Receivable from investment adviser for expense reductions		14,497
Other receivables		3,181
Total assets		22,591,950

Liabilities
Payable for investments purchased	$ 345,164
Payable for fund shares redeemed	97,729
Accrued management fee	11,788
Distribution and service plan fees payable	7,617
Other affiliated payables	5,998
Other payables and accrued expenses	32,295
Collateral on securities loaned, at value	1,458,970
Total liabilities		1,959,561

Net Assets		$ 20,632,389
Net Assets consist of:
Paid in capital		$ 35,485,159
Undistributed net investment income		97,683
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(16,619,356)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,668,903
Net Assets		$ 20,632,389

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,709,689 ÷ 749,975 shares)	$ 12.95

Maximum offering price per share (100/94.25 of $12.95)	$ 13.74
Class T: Net Asset Value and redemption price per share ($6,304,431 ÷ 488,474 shares)	$ 12.91

Maximum offering price per share (100/96.50 of $12.91)	$ 13.38
Class B: Net Asset Value and offering price per share ($751,366 ÷ 59,647 shares)A	$ 12.60

Class C: Net Asset Value and offering price per share ($3,061,064 ÷ 245,090 shares)A	$ 12.49

Institutional Class: Net Asset Value, offering price and redemption price per share ($805,839 ÷ 61,088 shares)	$ 13.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 294,169
Income from Fidelity Central Funds		4,004
Income before foreign taxes withheld		298,173
Less foreign taxes withheld		(22,715)
Total income		275,458

Expenses
Management fee	$ 69,388
Transfer agent fees	30,446
Distribution and service plan fees	44,155
Accounting and security lending fees	5,103
Custodian fees and expenses	12,052
Independent trustees' compensation	61
Registration fees	57,452
Audit	27,015
Legal	44
Miscellaneous	68
Total expenses before reductions	245,784
Expense reductions	(89,827)	155,957
Net investment income (loss)		119,501
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,977,268
Foreign currency transactions	(4,203)
Total net realized gain (loss)		1,973,065
Change in net unrealized appreciation (depreciation) on: Investment securities	289,288
Assets and liabilities in foreign currencies	1,534
Total change in net unrealized appreciation (depreciation)		290,822
Net gain (loss)		2,263,887
Net increase (decrease) in net assets resulting from operations		$ 2,383,388

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 119,501	$ 259,047
Net realized gain (loss)	1,973,065	(884,624)
Change in net unrealized appreciation (depreciation)	290,822	2,358,319
Net increase (decrease) in net assets resulting from operations	2,383,388	1,732,742
Distributions to shareholders from net investment income	(261,448)	(221,435)
Share transactions - net increase (decrease)	1,129,713	(2,112,308)
Redemption fees	262	35,973
Total increase (decrease) in net assets	3,251,915	(565,028)

Net Assets
Beginning of period	17,380,474	17,945,502
End of period (including undistributed net investment income of $97,683 and undistributed net investment income of $239,630, respectively)	$ 20,632,389	$ 17,380,474

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.60	$ 10.61	$ 11.74	$ 10.82	$ 8.98	$ 20.94
Income from Investment Operations
Net investment income (loss) E	.09	.18	.14	.06	.15	.25
Net realized and unrealized gain (loss)	1.46	.96	(1.21)	.99	1.99	(9.22)
Total from investment operations	1.55	1.14	(1.07)	1.05	2.14	(8.97)
Distributions from net investment income	(.20)	(.17)	(.06)	(.13)	(.30)	(.31)
Distributions from net realized gain	-	-	-	-	-	(2.68)
Total distributions	(.20)	(.17)	(.06)	(.13)	(.30)	(2.99)
Redemption fees added to paid in capital E	- I	.02	- I	- I	- I	- I
Net asset value, end of period	$ 12.95	$ 11.60	$ 10.61	$ 11.74	$ 10.82	$ 8.98
Total Return B, C, D	13.50%	11.14%	(9.19)%	9.74%	25.27%	(49.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.28% A	2.07%	2.00%	2.05%	2.00%	1.63%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.45%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.39% A	1.42%	1.41%	1.43%	1.46%	1.46%
Net investment income (loss)	1.41% A	1.74%	1.18%	.61%	1.73%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,710	$ 7,870	$ 8,025	$ 10,276	$ 10,904	$ 10,286
Portfolio turnover rate G	190% A	108%	118%	143%	109%	112%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.55	$ 10.56	$ 11.68	$ 10.78	$ 8.92	$ 20.75
Income from Investment Operations
Net investment income (loss) E	.07	.16	.11	.04	.13	.21
Net realized and unrealized gain (loss)	1.46	.94	(1.20)	.97	1.99	(9.17)
Total from investment operations	1.53	1.10	(1.09)	1.01	2.12	(8.96)
Distributions from net investment income	(.17)	(.13)	(.03)	(.11)	(.26)	(.19)
Distributions from net realized gain	-	-	-	-	-	(2.68)
Total distributions	(.17)	(.13)	(.03)	(.11)	(.26)	(2.87)
Redemption fees added to paid in capital E	- I	.02	- I	- I	- I	- I
Net asset value, end of period	$ 12.91	$ 11.55	$ 10.56	$ 11.68	$ 10.78	$ 8.92
Total Return B, C, D	13.38%	10.82%	(9.38)%	9.42%	24.99%	(49.91)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.60% A	2.36%	2.27%	2.34%	2.28%	1.88%
Expenses net of fee waivers, if any	1.70% A	1.70%	1.70%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.64% A	1.66%	1.66%	1.67%	1.71%	1.71%
Net investment income (loss)	1.16% A	1.49%	.93%	.36%	1.48%	1.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,304	$ 5,835	$ 5,965	$ 7,496	$ 8,014	$ 7,866
Portfolio turnover rate G	190% A	108%	118%	143%	109%	112%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.23	$ 10.23	$ 11.35	$ 10.48	$ 8.61	$ 20.16
Income from Investment Operations
Net investment income (loss) E	.04	.10	.05	(.01)	.08	.13
Net realized and unrealized gain (loss)	1.43	.92	(1.17)	.94	1.95	(8.86)
Total from investment operations	1.47	1.02	(1.12)	.93	2.03	(8.73)
Distributions from net investment income	(.10)	(.04)	-	(.06)	(.16)	(.14)
Distributions from net realized gain	-	-	-	-	-	(2.68)
Total distributions	(.10)	(.04)	-	(.06)	(.16)	(2.82)
Redemption fees added to paid in capital E	- I	.02	- I	- I	- I	- I
Net asset value, end of period	$ 12.60	$ 11.23	$ 10.23	$ 11.35	$ 10.48	$ 8.61
Total Return B, C, D	13.13%	10.26%	(9.87)%	8.87%	24.34%	(50.13)%
Ratios to Average Net Assets F, H
Expenses before reductions	3.09% A	2.89%	2.78%	2.82%	2.77%	2.39%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.14% A	2.16%	2.16%	2.18%	2.21%	2.21%
Net investment income (loss)	.66% A	.99%	.43%	(.14)%	.98%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 751	$ 786	$ 1,136	$ 1,935	$ 2,490	$ 2,806
Portfolio turnover rate G	190% A	108%	118%	143%	109%	112%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.16	$ 10.18	$ 11.30	$ 10.43	$ 8.58	$ 20.10
Income from Investment Operations
Net investment income (loss) E	.04	.10	.05	(.01)	.08	.13
Net realized and unrealized gain (loss)	1.40	.92	(1.17)	.94	1.94	(8.82)
Total from investment operations	1.44	1.02	(1.12)	.93	2.02	(8.69)
Distributions from net investment income	(.11)	(.06)	-	(.06)	(.17)	(.15)
Distributions from net realized gain	-	-	-	-	-	(2.68)
Total distributions	(.11)	(.06)	-	(.06)	(.17)	(2.83)
Redemption fees added to paid in capital E	- I	.02	- I	- I	- I	- I
Net asset value, end of period	$ 12.49	$ 11.16	$ 10.18	$ 11.30	$ 10.43	$ 8.58
Total Return B, C, D	13.03%	10.33%	(9.91)%	8.92%	24.29%	(50.11)%
Ratios to Average Net Assets F, H
Expenses before reductions	3.05% A	2.83%	2.75%	2.82%	2.77%	2.38%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.14% A	2.16%	2.16%	2.18%	2.21%	2.21%
Net investment income (loss)	.67% A	1.00%	.43%	(.14)%	.98%	.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,061	$ 2,450	$ 2,524	$ 3,166	$ 3,913	$ 4,522
Portfolio turnover rate G	190% A	108%	118%	143%	109%	112%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.83	$ 10.83	$ 11.98	$ 11.03	$ 9.13	$ 21.27
Income from Investment Operations
Net investment income (loss) D	.10	.22	.18	.09	.18	.30
Net realized and unrealized gain (loss)	1.49	.96	(1.24)	1.01	2.03	(9.38)
Total from investment operations	1.59	1.18	(1.06)	1.10	2.21	(9.08)
Distributions from net investment income	(.23)	(.20)	(.09)	(.15)	(.31)	(.38)
Distributions from net realized gain	-	-	-	-	-	(2.68)
Total distributions	(.23)	(.20)	(.09)	(.15)	(.31)	(3.06)
Redemption fees added to paid in capital D	- H	.02	- H	- H	- H	- H
Net asset value, end of period	$ 13.19	$ 11.83	$ 10.83	$ 11.98	$ 11.03	$ 9.13
Total Return B, C	13.59%	11.41%	(8.95)%	10.00%	25.57%	(49.63)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.95% A	1.60%	1.54%	1.80%	1.68%	1.27%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.14% A	1.16%	1.16%	1.17%	1.21%	1.21%
Net investment income (loss)	1.66% A	2.00%	1.43%	.86%	1.98%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$ 806	$ 439	$ 296	$ 336	$ 434	$ 378
Portfolio turnover rate F	190% A	108%	118%	143%	109%	112%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Europe Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,902,620
Gross unrealized depreciation	(316,505)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,586,115

Tax cost	$ 20,380,653

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (9,488,054)
2017	(8,044,625)
Total with expiration	(17,532,679)
No expiration
Short-term	(483,952)
Long-term	(444,581)
Total no expiration	(928,533)
Total capital loss carryforward	$ (18,461,212)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $18,928,329 and $18,219,338, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 11,516	$ 432
Class T	.25%	.25%	15,120	125
Class B	.75%	.25%	3,900	2,932
Class C	.75%	.25%	13,619	2,479
			$ 44,155	$ 5,968

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 2,362
Class T	1,253
Class B*	179
Class C*	270
$ 4,064

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 14,314.31
Class T	9,812.32
Class B	1,205.31
Class C	4,182.31
Institutional Class	933.21
	$ 30,446

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $35 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $25 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $3,623. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$ 38,107
Class T	1.70%	27,136
Class B	2.20%	3,463
Class C	2.20%	11,652
Institutional Class	1.20%	3,369
		$ 83,727

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,100 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 133,138	$ 122,753
Class T	83,345	73,896
Class B	6,379	4,700
Class C	24,059	15,083
Institutional Class	14,527	5,003
Total	$ 261,448	$ 221,435

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	198,361	401,078	$ 2,456,132	$ 4,178,943
Reinvestment of distributions	9,762	10,620	114,709	106,515
Shares redeemed	(136,650)	(489,592)	(1,697,030)	(5,195,802)
Net increase (decrease)	71,473	(77,894)	$ 873,811	$ (910,344)
Class T
Shares sold	50,921	65,298	$ 621,980	$ 714,626
Reinvestment of distributions	6,938	7,166	81,311	71,732
Shares redeemed	(74,597)	(132,306)	(901,194)	(1,389,315)
Net increase (decrease)	(16,738)	(59,842)	$ (197,903)	$ (602,957)
Class B
Shares sold	2,785	229	$ 33,423	$ 2,308
Reinvestment of distributions	516	422	5,917	4,127
Shares redeemed	(13,657)	(41,741)	(163,105)	(429,868)
Net increase (decrease)	(10,356)	(41,090)	$ (123,765)	$ (423,433)
Class C
Shares sold	50,032	50,841	$ 595,878	$ 527,022
Reinvestment of distributions	1,826	1,320	20,757	12,817
Shares redeemed	(26,409)	(80,504)	(310,368)	(833,417)
Net increase (decrease)	25,449	(28,343)	$ 306,267	$ (293,578)
Institutional Class
Shares sold	75,599	85,776	$ 929,944	$ 893,128
Reinvestment of distributions	1,075	381	12,853	3,887
Shares redeemed	(52,682)	(76,353)	(671,494)	(779,011)
Net increase (decrease)	23,992	9,804	$ 271,303	$ 118,004

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AEURI-USAN-0613
1.784876.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Capital Appreciation

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.45%
Actual		$ 1,000.00	$ 1,176.90	$ 7.83
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.70%
Actual		$ 1,000.00	$ 1,175.40	$ 9.17
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class B	2.20%
Actual		$ 1,000.00	$ 1,172.90	$ 11.85
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 1,173.20	$ 11.85
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Institutional Class	1.11%
Actual		$ 1,000.00	$ 1,179.90	$ 6.00
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (United States of America, Internet Software & Services)	1.6	1.3
Sanofi SA sponsored ADR (France, Pharmaceuticals)	1.0	1.4
Jarden Corp. (United States of America, Household Durables)	1.0	1.0
Aceto Corp. (United States of America, Trading Companies & Distributors)	0.9	0.6
Computer Task Group, Inc. (United States of America, IT Services)	0.9	0.9
	5.4
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	19.7	22.0
Information Technology	18.2	20.6
Financials	15.9	14.7
Industrials	12.9	12.2
Health Care	10.1	8.9
Top Five Countries as of April 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	38.7	38.7
Japan	9.3	9.5
Korea (South)	6.2	3.6
United Kingdom	4.0	4.4
Germany	3.4	2.2
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
Stocks 99.6%	Stocks 98.8%
Short-Term Investments and Net Other Assets (Liabilities) 0.4%	Short-Term Investments and Net Other Assets (Liabilities) 1.2%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Australia - 1.2%
Carsales.com Ltd.	43,116	$ 432,233
Flexigroup Ltd.	43,987	191,526
Goodman Group unit	25,755	139,108
Ramsay Health Care Ltd.	2,770	91,864
The Reject Shop Ltd.	12,520	230,775
TOTAL AUSTRALIA		1,085,506
Bailiwick of Jersey - 0.5%
Delphi Automotive PLC	4,800	221,808
Genel Energy PLC (a)	16,600	229,492
TOTAL BAILIWICK OF JERSEY		451,300
Belgium - 0.8%
Anheuser-Busch InBev SA NV ADR (d)	7,000	669,340
Bermuda - 1.1%
CSI Properties Ltd.	2,400,000	112,884
Fairwood Holdings Ltd.	57,000	121,637
Invesco Ltd.	11,900	377,706
Skyworth Digital Holdings Ltd.	294,000	242,091
Soundwill Holdings Ltd.	58,000	141,709
TOTAL BERMUDA		996,027
Brazil - 1.9%
Abril Educacao SA unit	11,300	243,932
Arezzo Industria e Comercio SA	10,300	217,043
Brasil Foods SA	8,800	218,334
Brasil Insurance Participacoes e Administracao SA	18,200	193,121
CCR SA	19,300	188,876
Companhia Brasileira de Distribuicao Grupo Pao de Acucar rights (a)	4	12
Duratex SA	28,380	213,196
Mills Estruturas e Servicos de Engenharia SA	13,300	217,839
Ultrapar Participacoes SA	8,000	212,920
TOTAL BRAZIL		1,705,273
British Virgin Islands - 0.4%
Amira Nature Foods Ltd.	14,300	109,538
Mail.Ru Group Ltd. GDR (Reg. S)	9,100	245,700
TOTAL BRITISH VIRGIN ISLANDS		355,238
Canada - 3.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,600	157,969
B2Gold Corp. (a)	3,688	9,262
Common Stocks - continued
	Shares	Value
Canada - continued
Barrick Gold Corp.	11,900	$ 234,586
Canadian Natural Resources Ltd.	12,500	366,644
Constellation Software, Inc.	1,700	232,021
Dollarama, Inc.	3,200	234,414
Goldcorp, Inc.	3,400	100,638
Osisko Mining Corp. (a)	18,700	78,887
PetroBakken Energy Ltd.	11,935	101,882
Petrobank Energy & Resources Ltd. (a)	10,800	7,290
Suncor Energy, Inc.	15,300	477,019
SunOpta, Inc. (a)	30,700	222,453
WestJet Airlines Ltd.	9,100	223,469
Xtreme Drilling & Coil Services Corp. (a)	93,300	236,156
TOTAL CANADA		2,682,690
Cayman Islands - 2.2%
Biostime International Holdings Ltd.	17,500	100,803
China Medical System Holdings Ltd.	254,000	249,085
Greatview Aseptic Pack Co. Ltd.	157,000	93,874
Pico Far East Holdings Ltd.	580,000	210,769
Sands China Ltd.	40,800	213,986
Shenzhou International Group Holdings Ltd.	89,000	258,049
SITC International Holdings Co. Ltd.	311,000	114,218
SOHO China Ltd.	129,500	111,808
Springland International Holdings Ltd.	178,000	92,668
Sunny Optical Technology Group Co. Ltd.	34,000	45,128
Towngas China Co. Ltd.	212,000	203,800
Vinda International Holdings Ltd.	158,000	206,455
TOTAL CAYMAN ISLANDS		1,900,643
Curacao - 0.1%
Schlumberger Ltd.	800	59,544
Denmark - 0.5%
Novo Nordisk A/S Series B	1,100	193,627
SimCorp A/S	900	263,111
TOTAL DENMARK		456,738
Finland - 0.5%
PK Cables OY	7,900	194,137
Pohjola Bank PLC (A Shares)	13,300	226,299
TOTAL FINLAND		420,436
Common Stocks - continued
	Shares	Value
France - 1.4%
BNP Paribas SA	2,300	$ 128,156
Club Mediterranee SA (a)	12,400	210,659
Sanofi SA sponsored ADR	16,300	869,605
TOTAL FRANCE		1,208,420
Germany - 3.4%
Aareal Bank AG (a)	11,773	282,956
adidas AG	2,500	261,085
Bertrandt AG	2,600	299,058
Brenntag AG	1,600	272,767
CTS Eventim AG	11,084	428,059
HeidelbergCement Finance AG	2,800	201,593
Isra Vision AG	2,600	113,833
Jenoptik AG	20,000	229,386
KUKA AG	6,000	271,028
LPKF Laser & Electronics AG	9,000	237,110
MLP AG	22,900	162,552
Rational AG	800	248,061
TOTAL GERMANY		3,007,488
Hong Kong - 0.4%
Galaxy Entertainment Group Ltd. (a)	47,000	210,466
Magnificent Estates Ltd.	2,940,000	170,486
TOTAL HONG KONG		380,952
India - 2.7%
Britannia Industries Ltd. (a)	10,843	117,115
Dr. Reddy's Laboratories Ltd.	5,868	222,131
Gitanjali Gems Ltd.	18,089	208,216
Idea Cellular Ltd. (a)	93,423	231,012
IndusInd Bank Ltd.	24,661	214,868
INFO Edge India Ltd.	9,013	59,205
Ipca Laboratories Ltd.	25,496	241,401
Jubilant Foodworks Ltd. (a)	770	15,914
Kotak Mahindra Bank Ltd.	7,683	101,195
Manappuram General Finance & Leasing Ltd.	263,118	85,035
Page Industries Ltd.	2,451	163,984
Pidilite Industries Ltd. (a)	46,372	215,254
Shriram Transport Finance Co. Ltd.	8,532	118,472
Smithkline Beecham Consumer Healthcare Ltd.	1,497	112,170
Common Stocks - continued
	Shares	Value
India - continued
Speciality Restaurants Ltd.	51,548	$ 180,180
Talwalkars Better Value Fitness Ltd.	31,015	80,679
TOTAL INDIA		2,366,831
Indonesia - 2.0%
PT Agung Podomoro Land Tbk	4,075,500	199,111
PT Alam Sutera Realty Tbk	1,937,000	209,190
PT Bank Mandiri (Persero) Tbk	193,000	208,434
PT Ciputra Development Tbk	1,835,500	260,528
PT Global Mediacom Tbk	830,500	185,789
PT Indocement Tunggal Prakarsa Tbk	90,500	245,739
PT Pembangunan Perumahan Persero Tbk	1,951,000	284,949
PT Surya Semesta Internusa Tbk	1,289,000	209,475
TOTAL INDONESIA		1,803,215
Ireland - 1.1%
Eaton Corp. PLC	3,400	208,794
Paddy Power PLC (Ireland)	3,400	286,344
Trinity Biotech PLC sponsored ADR	27,641	441,980
TOTAL IRELAND		937,118
Italy - 1.3%
Banca IFIS SpA	23,300	243,792
De Longhi SpA	26,000	394,110
ENI SpA	15,500	369,929
Prada SpA	10,800	97,351
TOTAL ITALY		1,105,182
Japan - 9.3%
ARNEST ONE Corp.	17,200	394,703
AT-Group Co. Ltd.	11,000	191,816
CAC Corp.	22,700	236,205
Chiyoda Corp.	21,000	215,900
cocokara fine HOLDINGS, Inc.	6,300	238,186
Credit Saison Co. Ltd.	3,900	114,081
Emori & Co. Ltd.	8,000	100,552
Hamakyorex Co. Ltd.	3,600	127,501
Hino Motors Ltd.	11,000	168,024
Hitachi Capital Corp.	16,800	418,844
IBJ Leasing Co. Ltd.	7,500	263,667
J Trust Co. Ltd.	11,200	459,995
Kanamoto Co. Ltd.	15,000	346,308
Kanto Natural Gas Development	18,000	121,175
Common Stocks - continued
	Shares	Value
Japan - continued
Kitz Corp.	41,300	$ 238,687
Mitsubishi UFJ Lease & Finance Co. Ltd.	20,700	116,926
Monex Group, Inc.	612	276,131
Nakanishi, Inc.	1,000	127,821
NSD Co. Ltd.	24,400	278,043
Otsuka Corp.	2,400	248,795
Otsuka Holdings Co. Ltd.	7,100	256,042
Pigeon Corp.	2,600	223,676
Relo Holdings Corp.	6,400	359,829
Ryoyo Electro Corp.	16,500	149,003
Seven & i Holdings Co. Ltd.	14,200	546,220
Shinsei Bank Ltd.	190,000	533,273
The Suruga Bank Ltd.	14,000	247,690
Tohokushinsha Film Corp.	29,300	290,188
Toshiba Plant Systems & Services Corp.	7,000	94,781
Tsutsumi Jewelry Co. Ltd.	15,200	474,645
Utoc Corp.	21,100	73,787
Wacom Co. Ltd.	24	110,002
Workman Co. Ltd.	3,700	121,586
TOTAL JAPAN		8,164,082
Korea (South) - 6.2%
AJ Rent A Car Co. Ltd.	22,090	239,627
Cheil Worldwide, Inc.	5,960	147,159
CJ Corp.	1,599	209,743
CJ Freshway Corp.	5,574	209,731
Cosmax, Inc.	4,340	218,259
CTC BIO, Inc.	8,613	261,922
GS Retail Co. Ltd.	5,990	160,678
Hana Tour Service, Inc.	2,625	169,184
InkTec Co. Ltd. (a)	7,864	236,289
Jahwa Electronics Co. Ltd.	10,080	257,122
Kginicis Co. Ltd.	15,954	256,339
Koh Young Technology, Inc.	6,904	214,651
Korea Kolmar Holdings Co. Ltd.	11,620	177,210
KT Skylife Co. Ltd.	7,250	280,033
Lotte Samkang Co. Ltd.	354	282,786
Medy-Tox, Inc.	2,031	222,346
NHN Corp.	815	218,989
OPTRON-TEC, Inc. (a)	14,627	219,748
Paradise Co. Ltd.	10,962	227,378
Samsung Electronics Co. Ltd.	333	459,473
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Sangbo Co. Ltd.	14,716	$ 224,425
Seegene, Inc.	3,359	200,331
Suprema, Inc.	5,866	117,947
Vieworks Co. Ltd.	10,671	218,023
TOTAL KOREA (SOUTH)		5,429,393
Luxembourg - 0.5%
Altisource Portfolio Solutions SA	2,200	181,588
Samsonite International SA	89,700	220,778
TOTAL LUXEMBOURG		402,366
Malaysia - 0.8%
Hong Leong Credit Bhd	43,800	223,139
Oldtown Bhd	263,100	220,511
SapuraKencana Petroleum Bhd (a)	213,500	223,149
TOTAL MALAYSIA		666,799
Mexico - 1.9%
Alsea S.A.B. de CV	115,300	352,481
Banregio Grupo Financiero SA	38,500	212,407
Coca-Cola FEMSA S.A.B. de CV Series L	6,600	106,607
Embotelladoras Arca S.A.B. de CC	28,200	232,571
Fibra Uno Administracion SA de CV	64,700	248,840
Fomento Economico Mexicano S.A.B. de CV unit	22,100	251,335
Grupo Financiero Banorte S.A.B. de CV Series O	38,800	292,575
TOTAL MEXICO		1,696,816
Netherlands - 1.0%
LyondellBasell Industries NV Class A	4,200	254,940
Randstad Holding NV	2,500	104,088
Unilever NV (Certificaten Van Aandelen) (Bearer)	12,915	550,325
TOTAL NETHERLANDS		909,353
New Zealand - 0.4%
Diligent Board Member Services, Inc. (a)	35,632	230,286
Summerset Group Holdings Ltd.	56,010	147,868
TOTAL NEW ZEALAND		378,154
Norway - 0.4%
TGS Nopec Geophysical Co. ASA	8,700	311,549
Panama - 0.5%
Copa Holdings SA Class A	3,302	414,665
Common Stocks - continued
	Shares	Value
Philippines - 0.7%
Bank of the Philippine Islands (BPI)	62,210	$ 155,317
EastWest Banking Corp.	262,200	227,336
Vista Land & Lifescapes, Inc.	1,285,000	205,038
TOTAL PHILIPPINES		587,691
Poland - 0.1%
Eurocash SA	6,700	120,648
Portugal - 0.3%
Jeronimo Martins SGPS SA	9,800	233,407
Russia - 0.6%
Gazprom OAO sponsored ADR (Reg. S)	18,700	148,385
Vozrozhdenie Bank (a)	23,600	378,852
TOTAL RUSSIA		527,237
South Africa - 2.4%
Bidvest Group Ltd.	7,500	195,041
Famous Brands Ltd.	23,100	224,706
FirstRand Ltd.	38,300	133,080
Life Healthcare Group Holdings Ltd.	59,900	253,057
Mediclinic International Ltd.	31,300	226,898
MTN Group Ltd.	10,400	187,498
Nampak Ltd.	39,800	146,276
Naspers Ltd. Class N	3,600	240,909
Omnia Holdings Ltd.	14,300	251,308
Super Group Ltd. (a)	95,400	256,321
TOTAL SOUTH AFRICA		2,115,094
Sweden - 1.0%
AarhusKarlshamn AB	13,600	713,465
Fagerhult AB	3,700	98,194
Fenix Outdoor AB	2,200	74,679
Svenska Cellulosa AB (SCA) (B Shares)	1,000	25,968
TOTAL SWEDEN		912,306
Switzerland - 0.9%
Burckhardt Compression Holding AG	560	228,866
Partners Group Holding AG	900	230,856
TE Connectivity Ltd.	8,100	352,755
TOTAL SWITZERLAND		812,477
Taiwan - 2.5%
Chipbond Technology Corp.	82,000	208,545
Common Stocks - continued
	Shares	Value
Taiwan - continued
E.SUN Financial Holdings Co. Ltd.	315,000	$ 190,132
ECLAT Textile Co. Ltd.	40,000	241,438
Elan Microelectronics Corp.	89,000	236,911
Hermes Microvision, Inc.	9,000	273,143
Novatek Microelectronics Corp.	43,000	209,969
Pegatron Corp. (a)	135,000	221,109
St. Shine Optical Co. Ltd.	11,000	231,265
Taiwan Semiconductor Manufacturing Co. Ltd.	49,000	181,996
TECO Electric & Machinery Co. Ltd.	255,000	239,954
TOTAL TAIWAN		2,234,462
Thailand - 1.4%
Advanced Info Service PCL (For. Reg.)	25,900	238,262
Bank of Ayudhya PCL NVDR	150,000	167,376
Hemaraj Land & Development PCL	1,554,000	227,673
Kasikornbank PCL (For. Reg.)	30,200	222,256
Supalai PCL (For. Reg.)	181,700	126,911
Thai Beverage PCL	432,000	212,195
TOTAL THAILAND		1,194,673
Turkey - 1.0%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	14,000	232,715
Bizim Toptan Satis Magazari A/S	13,000	218,993
TAV Havalimanlari Holding A/S	34,000	239,911
Yazicilar Holding A/S	19,000	226,802
TOTAL TURKEY		918,421
United Kingdom - 4.0%
Barclays PLC	92,372	412,208
Domino's Pizza UK & IRL PLC	24,900	251,796
Dunelm Group PLC	19,200	252,016
Ensco PLC Class A	5,900	340,312
Hikma Pharmaceuticals PLC	17,328	262,974
Hilton Food Group PLC	20,700	114,309
HSBC Holdings PLC (United Kingdom)	20,492	224,428
Intertek Group PLC	1,200	61,662
iomart Group PLC	67,618	249,194
Michael Page International PLC	18,300	105,916
Mitie Group PLC	14,300	61,352
Oxford Instruments PLC	9,400	224,863
Rightmove PLC	7,700	229,767
Senior Engineering Group PLC	60,800	240,831
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Speedy Hire PLC	325,400	$ 245,148
Telecom Plus PLC	13,500	255,837
TOTAL UNITED KINGDOM		3,532,613
United States of America - 38.7%
AbbVie, Inc.	5,600	257,880
Aceto Corp.	76,000	790,400
AFC Enterprises, Inc. (a)	3,300	105,204
Affiliated Managers Group, Inc. (a)	1,800	280,224
Alliance Data Systems Corp. (a)	3,400	584,018
Alliance Fiber Optic Products, Inc.	4,200	69,216
AllianceBernstein Holding LP	2,700	63,963
America's Car Mart, Inc. (a)	2,400	111,048
American Pacific Corp. (a)	9,700	237,747
American Public Education, Inc. (a)	8,900	298,417
Amgen, Inc.	4,600	479,366
AMN Healthcare Services, Inc. (a)	20,800	285,584
Apache Corp.	2,500	184,700
Axiall Corp.	3,700	194,065
Barrett Business Services, Inc.	1,200	63,528
Baxter International, Inc.	800	55,896
BlackRock, Inc. Class A	1,800	479,700
Blucora, Inc. (a)	4,035	59,597
Bonanza Creek Energy, Inc. (a)	2,800	96,180
Boston Scientific Corp. (a)	57,000	426,930
Bravo Brio Restaurant Group, Inc. (a)	27,600	469,200
Brinker International, Inc.	5,100	198,390
Brocade Communications Systems, Inc. (a)	50,100	291,582
Cambrex Corp. (a)	17,100	213,579
CECO Environmental Corp.	23,700	275,157
Celgene Corp. (a)	1,800	212,526
Chuys Holdings, Inc.	700	22,890
Commerce Bancshares, Inc.	5,400	216,594
Computer Task Group, Inc.	37,100	761,292
Comverse, Inc.	7,000	185,710
Corporate Executive Board Co.	8,600	484,696
Credit Acceptance Corp. (a)	3,000	300,990
Crimson Wine Group Ltd. (a)	7,200	64,872
Discovery Communications, Inc. (a)	2,000	157,640
Dun & Bradstreet Corp.	5,100	451,095
Eastman Chemical Co.	2,800	186,620
Electronic Arts, Inc. (a)	21,200	373,332
Common Stocks - continued
	Shares	Value
United States of America - continued
EMC Corp. (a)	16,500	$ 370,095
Energen Corp.	1,700	80,614
EPAM Systems, Inc. (a)	9,200	197,800
Esterline Technologies Corp. (a)	2,200	165,088
Euronet Worldwide, Inc. (a)	7,800	238,134
Expedia, Inc.	2,100	117,264
Fidelity National Information Services, Inc.	5,500	231,275
Fiesta Restaurant Group, Inc. (a)	15,700	427,982
Finisar Corp. (a)	4,500	57,780
First Commonwealth Financial Corp.	104,700	748,605
Fiserv, Inc. (a)	4,750	432,773
FleetCor Technologies, Inc. (a)	4,400	338,360
G-III Apparel Group Ltd. (a)	2,700	109,782
Generac Holdings, Inc.	12,600	452,718
General Electric Co.	23,800	530,502
Gibraltar Industries, Inc. (a)	3,300	61,710
Google, Inc. Class A (a)	1,700	1,401,776
Grand Canyon Education, Inc. (a)	8,200	209,674
Greatbatch, Inc. (a)	7,600	212,344
Guess?, Inc.	3,500	96,880
H&R Block, Inc.	13,400	371,716
Hackett Group, Inc.	61,900	302,072
Hanover Insurance Group, Inc.	4,900	247,107
Healthways, Inc. (a)	17,200	238,908
Heartland Payment Systems, Inc.	2,800	92,092
Hertz Global Holdings, Inc. (a)	5,300	127,624
Hess Corp.	4,600	332,028
Hologic, Inc. (a)	9,400	191,478
HSN, Inc.	12,400	651,992
Huntington Bancshares, Inc.	20,000	143,400
Icahn Enterprises LP rights	8,000	0
Integrated Silicon Solution, Inc. (a)	13,700	125,629
Interactive Brokers Group, Inc.	4,142	62,379
International Paper Co.	2,200	103,356
Inventure Foods, Inc. (a)	30,900	236,694
Jarden Corp. (a)	18,750	843,938
Jones Lang LaSalle, Inc.	400	39,608
Juniper Networks, Inc. (a)	23,100	382,305
Kelly Services, Inc. Class A (non-vtg.)	12,000	204,240
Landec Corp. (a)	30,500	409,005
Lithia Motors, Inc. Class A (sub. vtg.)	6,300	311,976
Manpower, Inc.	3,900	207,324
Common Stocks - continued
	Shares	Value
United States of America - continued
Marathon Oil Corp.	5,200	$ 169,884
Marathon Petroleum Corp.	4,000	313,440
Marlin Business Services Corp.	12,800	310,144
Marten Transport Ltd.	5,100	103,887
Mentor Graphics Corp.	6,055	110,564
Murphy Oil Corp.	5,700	353,913
Nationstar Mortgage Holdings, Inc. (a)(d)	2,900	106,633
NetSol Technologies, Inc. (a)	18,500	233,470
NeuStar, Inc. Class A (a)	9,800	429,926
News Corp. Class A	3,700	114,589
NIKE, Inc. Class B	3,400	216,240
Nortek, Inc. (a)	600	43,116
NVIDIA Corp.	8,200	112,914
Occidental Petroleum Corp.	5,200	464,152
Oceaneering International, Inc.	1,200	84,204
Office Depot, Inc. (a)	51,700	199,562
Orchids Paper Products Co.	11,100	255,300
Papa John's International, Inc. (a)	6,900	434,700
PDF Solutions, Inc. (a)	23,600	403,796
Penske Automotive Group, Inc.	13,300	411,236
Phillips 66	7,600	463,220
Polaris Industries, Inc.	600	51,714
Portfolio Recovery Associates, Inc. (a)	1,700	208,675
Preformed Line Products Co.	3,100	249,550
PrivateBancorp, Inc.	1,700	32,606
Rayonier, Inc.	2,300	136,666
Rent-A-Center, Inc.	6,000	209,580
Rochester Medical Corp. (a)	25,500	346,290
Rosetta Resources, Inc. (a)	7,593	325,816
Sapient Corp. (a)	8,700	101,616
Skyworks Solutions, Inc. (a)	17,600	388,432
Sonic Automotive, Inc. Class A (sub. vtg.)	14,700	323,253
Starbucks Corp.	1,800	109,512
Stryker Corp.	3,300	216,414
SurModics, Inc. (a)	11,000	290,950
Teletech Holdings, Inc. (a)	23,600	502,444
Tenneco, Inc. (a)	5,700	220,419
The Bon-Ton Stores, Inc.	4,500	69,030
The Cooper Companies, Inc.	2,400	264,960
TJX Companies, Inc.	600	29,262
TripAdvisor, Inc. (a)	1,200	63,096
TrueBlue, Inc. (a)	5,300	109,816
Common Stocks - continued
	Shares	Value
United States of America - continued
UFP Technologies, Inc. (a)	20,000	$ 405,800
United Therapeutics Corp. (a)	5,500	367,290
Valspar Corp.	2,000	127,640
Viacom, Inc. Class B (non-vtg.)	6,600	422,334
W.R. Grace & Co. (a)	6,400	493,504
Web.com Group, Inc. (a)	17,100	297,540
World Fuel Services Corp.	3,600	145,980
Wyndham Worldwide Corp.	2,600	156,208
TOTAL UNITED STATES OF AMERICA		34,097,142
US Virgin Islands - 0.3%
Altisource Asset Management Corp. (a)	690	138,000
Altisource Residential Corp. Class B (a)	6,800	129,200
TOTAL US VIRGIN ISLANDS		267,200
TOTAL COMMON STOCKS (Cost $74,517,748)		87,518,489
Nonconvertible Preferred Stocks - 0.2%

Brazil - 0.2%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN) (Cost $207,386)	4,100	225,211
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 0.13% (b)	15,777	15,777
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	659,500	659,500
TOTAL MONEY MARKET FUNDS (Cost $675,277)		675,277
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $75,400,411)		88,418,977
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(386,224)
NET ASSETS - 100%		$ 88,032,753
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 434
Fidelity Securities Lending Cash Central Fund	5,035
Total	$ 5,469
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 17,401,933	$ 15,928,995	$ 1,472,938	$ -
Consumer Staples	7,986,061	6,427,654	1,558,407	-
Energy	6,219,577	5,728,473	491,104	-
Financials	14,203,392	10,776,320	3,427,072	-
Health Care	8,778,635	7,979,014	799,621	-
Industrials	11,330,462	9,964,922	1,365,540	-
Information Technology	16,043,227	14,839,183	1,204,044	-
Materials	4,664,004	4,664,004	-	-
Telecommunication Services	656,772	656,772	-	-
Utilities	459,637	459,637	-	-
Money Market Funds	675,277	675,277	-	-
Total Investments in Securities:	$ 88,418,977	$ 78,100,251	$ 10,318,726	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period endedApril 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 4,826,552
Level 2 to Level 1	$ 199,577

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $647,260) - See accompanying schedule: Unaffiliated issuers (cost $74,725,134)	$ 87,743,700
Fidelity Central Funds (cost $675,277)	675,277
Total Investments (cost $75,400,411)		$ 88,418,977
Foreign currency held at value (cost $1,421)		1,417
Receivable for investments sold		2,109,851
Receivable for fund shares sold		70,725
Dividends receivable		136,445
Distributions receivable from Fidelity Central Funds		1,210
Prepaid expenses		30
Other receivables		73,288
Total assets		90,811,943

Liabilities
Payable for investments purchased	$ 1,888,815
Payable for fund shares redeemed	96,388
Accrued management fee	37,944
Distribution and service plan fees payable	23,655
Other affiliated payables	21,141
Other payables and accrued expenses	51,747
Collateral on securities loaned, at value	659,500
Total liabilities		2,779,190

Net Assets		$ 88,032,753
Net Assets consist of:
Paid in capital		$ 101,133,897
Undistributed net investment income		1,393
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(26,106,158)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,003,621
Net Assets		$ 88,032,753

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($30,306,471 ÷ 2,475,472 shares)	$ 12.24

Maximum offering price per share (100/94.25 of $12.24)	$ 12.99
Class T: Net Asset Value and redemption price per share ($17,540,561 ÷ 1,479,009 shares)	$ 11.86

Maximum offering price per share (100/96.50 of $11.86)	$ 12.29
Class B: Net Asset Value and offering price per share ($1,326,436 ÷ 119,973 shares)A	$ 11.06

Class C: Net Asset Value and offering price per share ($11,678,134 ÷ 1,057,692 shares)A	$ 11.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,181,151 ÷ 2,140,981 shares)	$ 12.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 691,903
Interest		23
Income from Fidelity Central Funds		5,469
Income before foreign taxes withheld		697,395
Less foreign taxes withheld		(30,123)
Total income		667,272

Expenses
Management fee Basic fee	$ 284,402
Performance adjustment	(69,008)
Transfer agent fees	102,362
Distribution and service plan fees	134,223
Accounting and security lending fees	20,937
Custodian fees and expenses	41,197
Independent trustees' compensation	252
Registration fees	57,620
Audit	47,681
Legal	158
Miscellaneous	268
Total expenses before reductions	620,092
Expense reductions	(37,265)	582,827
Net investment income (loss)		84,445
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,473,899
Foreign currency transactions	14,163
Total net realized gain (loss)		7,488,062
Change in net unrealized appreciation (depreciation) on: Investment securities	5,603,074
Assets and liabilities in foreign currencies	(89)
Total change in net unrealized appreciation (depreciation)		5,602,985
Net gain (loss)		13,091,047
Net increase (decrease) in net assets resulting from operations		$ 13,175,492

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 84,445	$ 137,612
Net realized gain (loss)	7,488,062	(8,842,052)
Change in net unrealized appreciation (depreciation)	5,602,985	14,658,106
Net increase (decrease) in net assets resulting from operations	13,175,492	5,953,666
Distributions to shareholders from net investment income	(34,747)	-
Share transactions - net increase (decrease)	(1,170,731)	(32,721,810)
Redemption fees	110	954
Total increase (decrease) in net assets	11,970,124	(26,767,190)

Net Assets
Beginning of period	76,062,629	102,829,819
End of period (including undistributed net investment income of $1,393 and distributions in excess of net investment income of $48,305, respectively)	$ 88,032,753	$ 76,062,629

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 9.57	$ 11.41	$ 9.04	$ 6.88	$ 15.38
Income from Investment Operations
Net investment income (loss) E	.01	.02	(.03)	.01	.04	.04
Net realized and unrealized gain (loss)	1.83	.81	(1.76)	2.47	2.13	(6.74)
Total from investment operations	1.84	.83	(1.79)	2.48	2.17	(6.70)
Distributions from net investment income	-	-	-	(.03)	(.01)	-
Distributions from net realized gain	-	-	(.05)	(.08)	-	(1.80)
Total distributions	-	-	(.05)	(.11)	(.01)	(1.80)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 12.24	$ 10.40	$ 9.57	$ 11.41	$ 9.04	$ 6.88
Total Return B,C,D	17.69%	8.67%	(15.81)%	27.68%	31.68%	(48.99)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.48% A	1.43%	1.51%	1.89%	2.22%	1.90%
Expenses net of fee waivers, if any	1.45% A	1.43%	1.45%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.39% A	1.40%	1.43%	1.44%	1.43%	1.41%
Net investment income (loss)	.27% A	.22%	(.24)%	.13%	.53%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,306	$ 26,961	$ 36,367	$ 30,383	$ 6,997	$ 6,904
Portfolio turnover rate G	158% A	155%	140%	179%	258%	257%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 9.31	$ 11.11	$ 8.82	$ 6.72	$ 15.05
Income from Investment Operations
Net investment income (loss) E	- I	- I	(.05)	(.01)	.02	.01
Net realized and unrealized gain (loss)	1.77	.78	(1.72)	2.39	2.09	(6.59)
Total from investment operations	1.77	.78	(1.77)	2.38	2.11	(6.58)
Distributions from net investment income	-	-	-	(.01)	(.01)	-
Distributions from net realized gain	-	-	(.03)	(.08)	-	(1.75)
Total distributions	-	-	(.03)	(.09)	(.01)	(1.75)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 11.86	$ 10.09	$ 9.31	$ 11.11	$ 8.82	$ 6.72
Total Return B,C,D	17.54%	8.38%	(15.97)%	27.20%	31.50%	(49.12)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.76% A	1.71%	1.80%	2.32%	2.50%	2.17%
Expenses net of fee waivers, if any	1.70% A	1.70%	1.70%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.64% A	1.68%	1.68%	1.70%	1.69%	1.66%
Net investment income (loss)	.02% A	(.05)%	(.49)%	(.13)%	.27%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,541	$ 15,731	$ 24,180	$ 23,237	$ 10,494	$ 8,104
Portfolio turnover rate G	158% A	155%	140%	179%	258%	257%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.43	$ 8.74	$ 10.46	$ 8.31	$ 6.37	$ 14.34
Income from Investment Operations
Net investment income (loss) E	(.02)	(.05)	(.10)	(.06)	(.02)	(.04)
Net realized and unrealized gain (loss)	1.65	.74	(1.62)	2.26	1.97	(6.25)
Total from investment operations	1.63	.69	(1.72)	2.20	1.95	(6.29)
Distributions from net investment income	-	-	-	-	(.01)	-
Distributions from net realized gain	-	-	- I	(.05)	-	(1.68)
Total distributions	-	-	- I	(.05)	(.01)	(1.68)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 11.06	$ 9.43	$ 8.74	$ 10.46	$ 8.31	$ 6.37
Total Return B,C,D	17.29%	7.89%	(16.42)%	26.64%	30.62%	(49.33)%
Ratios to Average Net Assets F,H
Expenses before reductions	2.26% A	2.19%	2.32%	2.82%	2.98%	2.66%
Expenses net of fee waivers, if any	2.20% A	2.19%	2.20%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.14% A	2.17%	2.18%	2.19%	2.18%	2.16%
Net investment income (loss)	(.48)% A	(.54)%	(.99)%	(.62)%	(.22)%	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,326	$ 1,401	$ 1,926	$ 2,731	$ 2,162	$ 1,918
Portfolio turnover rate G	158% A	155%	140%	179%	258%	257%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.41	$ 8.73	$ 10.46	$ 8.31	$ 6.37	$ 14.36
Income from Investment Operations
Net investment income (loss) E	(.02)	(.05)	(.10)	(.06)	(.02)	(.04)
Net realized and unrealized gain (loss)	1.65	.73	(1.61)	2.27	1.97	(6.26)
Total from investment operations	1.63	.68	(1.71)	2.21	1.95	(6.30)
Distributions from net investment income	-	-	-	-	(.01)	-
Distributions from net realized gain	-	-	(.02)	(.06)	-	(1.69)
Total distributions	-	-	(.02)	(.06)	(.01)	(1.69)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 11.04	$ 9.41	$ 8.73	$ 10.46	$ 8.31	$ 6.37
Total Return B,C,D	17.32%	7.79%	(16.38)%	26.68%	30.62%	(49.35)%
Ratios to Average Net Assets F,H
Expenses before reductions	2.25% A	2.18%	2.28%	2.77%	2.97%	2.63%
Expenses net of fee waivers, if any	2.20% A	2.18%	2.20%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.14% A	2.16%	2.18%	2.20%	2.18%	2.16%
Net investment income (loss)	(.48)% A	(.53)%	(.99)%	(.63)%	(.22)%	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,678	$ 9,421	$ 11,632	$ 7,986	$ 3,378	$ 2,697
Portfolio turnover rate G	158% A	155%	140%	179%	258%	257%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 9.88	$ 11.76	$ 9.31	$ 7.07	$ 15.76
Income from Investment Operations
Net investment income (loss) D	.03	.06	- H	.04	.06	.07
Net realized and unrealized gain (loss)	1.91	.84	(1.82)	2.54	2.20	(6.93)
Total from investment operations	1.94	.90	(1.82)	2.58	2.26	(6.86)
Distributions from net investment income	(.02)	-	-	(.05)	(.02)	-
Distributions from net realized gain	-	-	(.06)	(.08)	-	(1.83)
Total distributions	(.02)	-	(.06)	(.13)	(.02)	(1.83)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 12.70	$ 10.78	$ 9.88	$ 11.76	$ 9.31	$ 7.07
Total Return B,C	17.99%	9.11%	(15.60)%	28.00%	32.03%	(48.89)%
Ratios to Average Net Assets E,G
Expenses before reductions	1.11% A	1.06%	1.18%	1.43%	1.88%	1.51%
Expenses net of fee waivers, if any	1.11% A	1.06%	1.17%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.05% A	1.03%	1.15%	1.19%	1.18%	1.16%
Net investment income (loss)	.60% A	.59%	.04%	.38%	.78%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,181	$ 22,548	$ 28,725	$ 12,936	$ 1,148	$ 1,166
Portfolio turnover r ate F	158% A	155%	140%	179%	258%	257%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Global Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 14,749,460
Gross unrealized depreciation	(1,922,222)
Net unrealized appreciation (depreciation) on securities and other investments	$ 12,827,238

Tax cost	$ 75,591,739

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (7,618,418)
2017	(3,018,401)
2019	(14,114,488)
Total with expiration	(24,751,307)
No expiration
Short-term	(3,098,913)
Long-term	(5,534,491)
Total no expiration	(8,633,404)
Total capital loss carryforward	$ (33,384,711)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $63,739,878 and $64,143,341, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 35,475	$ 477
Class T	.25%	.25%	40,606	448
Class B	.75%	.25%	6,875	5,181
Class C	.75%	.25%	51,267	7,201
			$ 134,223	$ 13,307

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,368
Class T	1,480
Class B*	433
Class C*	283
$ 5,564

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 39,573.28
Class T	25,365.31
Class B	2,091.30
Class C	15,396.30
Institutional Class	19,937.16
	$ 102,362

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $962 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $103 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,035. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2013. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$ 4,414
Class T	1.70%	5,290
Class B	2.20%	413
Class C	2.20%	2,729
		$ 12,846
Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $24,419 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Institutional Class	$ 34,747	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	177,106	289,606	$ 1,991,958	$ 2,795,636
Shares redeemed	(294,605)	(1,497,004)	(3,287,888)	(14,297,470)
Net increase (decrease)	(117,499)	(1,207,398)	$ (1,295,930)	$ (11,501,834)
Class T
Shares sold	103,777	143,871	$ 1,132,594	$ 1,346,334
Shares redeemed	(184,575)	(1,182,171)	(1,961,291)	(10,957,476)
Net increase (decrease)	(80,798)	(1,038,300)	$ (828,697)	$ (9,611,142)
Class B
Shares sold	3,442	2,998	$ 35,424	$ 28,531
Shares redeemed	(32,162)	(74,674)	(327,425)	(653,939)
Net increase (decrease)	(28,720)	(71,676)	$ (292,001)	$ (625,408)
Class C
Shares sold	185,637	167,706	$ 1,896,855	$ 1,486,514
Shares redeemed	(128,830)	(499,534)	(1,287,252)	(4,342,453)
Net increase (decrease)	56,807	(331,828)	$ 609,603	$ (2,855,939)
Institutional Class
Shares sold	206,726	271,800	$ 2,446,756	$ 2,679,773
Reinvestment of distributions	2,789	-	30,990	-
Shares redeemed	(159,998)	(1,086,428)	(1,841,452)	(10,807,260)
Net increase (decrease)	49,517	(814,628)	$ 636,294	$ (8,127,487)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of approximately 13% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AGLO-USAN-0613
1.784880.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Capital Appreciation

Fund - Institutional Class

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.45%
Actual		$ 1,000.00	$ 1,176.90	$ 7.83
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.70%
Actual		$ 1,000.00	$ 1,175.40	$ 9.17
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class B	2.20%
Actual		$ 1,000.00	$ 1,172.90	$ 11.85
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 1,173.20	$ 11.85
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Institutional Class	1.11%
Actual		$ 1,000.00	$ 1,179.90	$ 6.00
HypotheticalA		$ 1,000.00	$ 1,019.29	$ 5.56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (United States of America, Internet Software & Services)	1.6	1.3
Sanofi SA sponsored ADR (France, Pharmaceuticals)	1.0	1.4
Jarden Corp. (United States of America, Household Durables)	1.0	1.0
Aceto Corp. (United States of America, Trading Companies & Distributors)	0.9	0.6
Computer Task Group, Inc. (United States of America, IT Services)	0.9	0.9
	5.4
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	19.7	22.0
Information Technology	18.2	20.6
Financials	15.9	14.7
Industrials	12.9	12.2
Health Care	10.1	8.9
Top Five Countries as of April 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	38.7	38.7
Japan	9.3	9.5
Korea (South)	6.2	3.6
United Kingdom	4.0	4.4
Germany	3.4	2.2
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
Stocks 99.6%	Stocks 98.8%
Short-Term Investments and Net Other Assets (Liabilities) 0.4%	Short-Term Investments and Net Other Assets (Liabilities) 1.2%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Australia - 1.2%
Carsales.com Ltd.	43,116	$ 432,233
Flexigroup Ltd.	43,987	191,526
Goodman Group unit	25,755	139,108
Ramsay Health Care Ltd.	2,770	91,864
The Reject Shop Ltd.	12,520	230,775
TOTAL AUSTRALIA		1,085,506
Bailiwick of Jersey - 0.5%
Delphi Automotive PLC	4,800	221,808
Genel Energy PLC (a)	16,600	229,492
TOTAL BAILIWICK OF JERSEY		451,300
Belgium - 0.8%
Anheuser-Busch InBev SA NV ADR (d)	7,000	669,340
Bermuda - 1.1%
CSI Properties Ltd.	2,400,000	112,884
Fairwood Holdings Ltd.	57,000	121,637
Invesco Ltd.	11,900	377,706
Skyworth Digital Holdings Ltd.	294,000	242,091
Soundwill Holdings Ltd.	58,000	141,709
TOTAL BERMUDA		996,027
Brazil - 1.9%
Abril Educacao SA unit	11,300	243,932
Arezzo Industria e Comercio SA	10,300	217,043
Brasil Foods SA	8,800	218,334
Brasil Insurance Participacoes e Administracao SA	18,200	193,121
CCR SA	19,300	188,876
Companhia Brasileira de Distribuicao Grupo Pao de Acucar rights (a)	4	12
Duratex SA	28,380	213,196
Mills Estruturas e Servicos de Engenharia SA	13,300	217,839
Ultrapar Participacoes SA	8,000	212,920
TOTAL BRAZIL		1,705,273
British Virgin Islands - 0.4%
Amira Nature Foods Ltd.	14,300	109,538
Mail.Ru Group Ltd. GDR (Reg. S)	9,100	245,700
TOTAL BRITISH VIRGIN ISLANDS		355,238
Canada - 3.0%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,600	157,969
B2Gold Corp. (a)	3,688	9,262
Common Stocks - continued
	Shares	Value
Canada - continued
Barrick Gold Corp.	11,900	$ 234,586
Canadian Natural Resources Ltd.	12,500	366,644
Constellation Software, Inc.	1,700	232,021
Dollarama, Inc.	3,200	234,414
Goldcorp, Inc.	3,400	100,638
Osisko Mining Corp. (a)	18,700	78,887
PetroBakken Energy Ltd.	11,935	101,882
Petrobank Energy & Resources Ltd. (a)	10,800	7,290
Suncor Energy, Inc.	15,300	477,019
SunOpta, Inc. (a)	30,700	222,453
WestJet Airlines Ltd.	9,100	223,469
Xtreme Drilling & Coil Services Corp. (a)	93,300	236,156
TOTAL CANADA		2,682,690
Cayman Islands - 2.2%
Biostime International Holdings Ltd.	17,500	100,803
China Medical System Holdings Ltd.	254,000	249,085
Greatview Aseptic Pack Co. Ltd.	157,000	93,874
Pico Far East Holdings Ltd.	580,000	210,769
Sands China Ltd.	40,800	213,986
Shenzhou International Group Holdings Ltd.	89,000	258,049
SITC International Holdings Co. Ltd.	311,000	114,218
SOHO China Ltd.	129,500	111,808
Springland International Holdings Ltd.	178,000	92,668
Sunny Optical Technology Group Co. Ltd.	34,000	45,128
Towngas China Co. Ltd.	212,000	203,800
Vinda International Holdings Ltd.	158,000	206,455
TOTAL CAYMAN ISLANDS		1,900,643
Curacao - 0.1%
Schlumberger Ltd.	800	59,544
Denmark - 0.5%
Novo Nordisk A/S Series B	1,100	193,627
SimCorp A/S	900	263,111
TOTAL DENMARK		456,738
Finland - 0.5%
PK Cables OY	7,900	194,137
Pohjola Bank PLC (A Shares)	13,300	226,299
TOTAL FINLAND		420,436
Common Stocks - continued
	Shares	Value
France - 1.4%
BNP Paribas SA	2,300	$ 128,156
Club Mediterranee SA (a)	12,400	210,659
Sanofi SA sponsored ADR	16,300	869,605
TOTAL FRANCE		1,208,420
Germany - 3.4%
Aareal Bank AG (a)	11,773	282,956
adidas AG	2,500	261,085
Bertrandt AG	2,600	299,058
Brenntag AG	1,600	272,767
CTS Eventim AG	11,084	428,059
HeidelbergCement Finance AG	2,800	201,593
Isra Vision AG	2,600	113,833
Jenoptik AG	20,000	229,386
KUKA AG	6,000	271,028
LPKF Laser & Electronics AG	9,000	237,110
MLP AG	22,900	162,552
Rational AG	800	248,061
TOTAL GERMANY		3,007,488
Hong Kong - 0.4%
Galaxy Entertainment Group Ltd. (a)	47,000	210,466
Magnificent Estates Ltd.	2,940,000	170,486
TOTAL HONG KONG		380,952
India - 2.7%
Britannia Industries Ltd. (a)	10,843	117,115
Dr. Reddy's Laboratories Ltd.	5,868	222,131
Gitanjali Gems Ltd.	18,089	208,216
Idea Cellular Ltd. (a)	93,423	231,012
IndusInd Bank Ltd.	24,661	214,868
INFO Edge India Ltd.	9,013	59,205
Ipca Laboratories Ltd.	25,496	241,401
Jubilant Foodworks Ltd. (a)	770	15,914
Kotak Mahindra Bank Ltd.	7,683	101,195
Manappuram General Finance & Leasing Ltd.	263,118	85,035
Page Industries Ltd.	2,451	163,984
Pidilite Industries Ltd. (a)	46,372	215,254
Shriram Transport Finance Co. Ltd.	8,532	118,472
Smithkline Beecham Consumer Healthcare Ltd.	1,497	112,170
Common Stocks - continued
	Shares	Value
India - continued
Speciality Restaurants Ltd.	51,548	$ 180,180
Talwalkars Better Value Fitness Ltd.	31,015	80,679
TOTAL INDIA		2,366,831
Indonesia - 2.0%
PT Agung Podomoro Land Tbk	4,075,500	199,111
PT Alam Sutera Realty Tbk	1,937,000	209,190
PT Bank Mandiri (Persero) Tbk	193,000	208,434
PT Ciputra Development Tbk	1,835,500	260,528
PT Global Mediacom Tbk	830,500	185,789
PT Indocement Tunggal Prakarsa Tbk	90,500	245,739
PT Pembangunan Perumahan Persero Tbk	1,951,000	284,949
PT Surya Semesta Internusa Tbk	1,289,000	209,475
TOTAL INDONESIA		1,803,215
Ireland - 1.1%
Eaton Corp. PLC	3,400	208,794
Paddy Power PLC (Ireland)	3,400	286,344
Trinity Biotech PLC sponsored ADR	27,641	441,980
TOTAL IRELAND		937,118
Italy - 1.3%
Banca IFIS SpA	23,300	243,792
De Longhi SpA	26,000	394,110
ENI SpA	15,500	369,929
Prada SpA	10,800	97,351
TOTAL ITALY		1,105,182
Japan - 9.3%
ARNEST ONE Corp.	17,200	394,703
AT-Group Co. Ltd.	11,000	191,816
CAC Corp.	22,700	236,205
Chiyoda Corp.	21,000	215,900
cocokara fine HOLDINGS, Inc.	6,300	238,186
Credit Saison Co. Ltd.	3,900	114,081
Emori & Co. Ltd.	8,000	100,552
Hamakyorex Co. Ltd.	3,600	127,501
Hino Motors Ltd.	11,000	168,024
Hitachi Capital Corp.	16,800	418,844
IBJ Leasing Co. Ltd.	7,500	263,667
J Trust Co. Ltd.	11,200	459,995
Kanamoto Co. Ltd.	15,000	346,308
Kanto Natural Gas Development	18,000	121,175
Common Stocks - continued
	Shares	Value
Japan - continued
Kitz Corp.	41,300	$ 238,687
Mitsubishi UFJ Lease & Finance Co. Ltd.	20,700	116,926
Monex Group, Inc.	612	276,131
Nakanishi, Inc.	1,000	127,821
NSD Co. Ltd.	24,400	278,043
Otsuka Corp.	2,400	248,795
Otsuka Holdings Co. Ltd.	7,100	256,042
Pigeon Corp.	2,600	223,676
Relo Holdings Corp.	6,400	359,829
Ryoyo Electro Corp.	16,500	149,003
Seven & i Holdings Co. Ltd.	14,200	546,220
Shinsei Bank Ltd.	190,000	533,273
The Suruga Bank Ltd.	14,000	247,690
Tohokushinsha Film Corp.	29,300	290,188
Toshiba Plant Systems & Services Corp.	7,000	94,781
Tsutsumi Jewelry Co. Ltd.	15,200	474,645
Utoc Corp.	21,100	73,787
Wacom Co. Ltd.	24	110,002
Workman Co. Ltd.	3,700	121,586
TOTAL JAPAN		8,164,082
Korea (South) - 6.2%
AJ Rent A Car Co. Ltd.	22,090	239,627
Cheil Worldwide, Inc.	5,960	147,159
CJ Corp.	1,599	209,743
CJ Freshway Corp.	5,574	209,731
Cosmax, Inc.	4,340	218,259
CTC BIO, Inc.	8,613	261,922
GS Retail Co. Ltd.	5,990	160,678
Hana Tour Service, Inc.	2,625	169,184
InkTec Co. Ltd. (a)	7,864	236,289
Jahwa Electronics Co. Ltd.	10,080	257,122
Kginicis Co. Ltd.	15,954	256,339
Koh Young Technology, Inc.	6,904	214,651
Korea Kolmar Holdings Co. Ltd.	11,620	177,210
KT Skylife Co. Ltd.	7,250	280,033
Lotte Samkang Co. Ltd.	354	282,786
Medy-Tox, Inc.	2,031	222,346
NHN Corp.	815	218,989
OPTRON-TEC, Inc. (a)	14,627	219,748
Paradise Co. Ltd.	10,962	227,378
Samsung Electronics Co. Ltd.	333	459,473
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Sangbo Co. Ltd.	14,716	$ 224,425
Seegene, Inc.	3,359	200,331
Suprema, Inc.	5,866	117,947
Vieworks Co. Ltd.	10,671	218,023
TOTAL KOREA (SOUTH)		5,429,393
Luxembourg - 0.5%
Altisource Portfolio Solutions SA	2,200	181,588
Samsonite International SA	89,700	220,778
TOTAL LUXEMBOURG		402,366
Malaysia - 0.8%
Hong Leong Credit Bhd	43,800	223,139
Oldtown Bhd	263,100	220,511
SapuraKencana Petroleum Bhd (a)	213,500	223,149
TOTAL MALAYSIA		666,799
Mexico - 1.9%
Alsea S.A.B. de CV	115,300	352,481
Banregio Grupo Financiero SA	38,500	212,407
Coca-Cola FEMSA S.A.B. de CV Series L	6,600	106,607
Embotelladoras Arca S.A.B. de CC	28,200	232,571
Fibra Uno Administracion SA de CV	64,700	248,840
Fomento Economico Mexicano S.A.B. de CV unit	22,100	251,335
Grupo Financiero Banorte S.A.B. de CV Series O	38,800	292,575
TOTAL MEXICO		1,696,816
Netherlands - 1.0%
LyondellBasell Industries NV Class A	4,200	254,940
Randstad Holding NV	2,500	104,088
Unilever NV (Certificaten Van Aandelen) (Bearer)	12,915	550,325
TOTAL NETHERLANDS		909,353
New Zealand - 0.4%
Diligent Board Member Services, Inc. (a)	35,632	230,286
Summerset Group Holdings Ltd.	56,010	147,868
TOTAL NEW ZEALAND		378,154
Norway - 0.4%
TGS Nopec Geophysical Co. ASA	8,700	311,549
Panama - 0.5%
Copa Holdings SA Class A	3,302	414,665
Common Stocks - continued
	Shares	Value
Philippines - 0.7%
Bank of the Philippine Islands (BPI)	62,210	$ 155,317
EastWest Banking Corp.	262,200	227,336
Vista Land & Lifescapes, Inc.	1,285,000	205,038
TOTAL PHILIPPINES		587,691
Poland - 0.1%
Eurocash SA	6,700	120,648
Portugal - 0.3%
Jeronimo Martins SGPS SA	9,800	233,407
Russia - 0.6%
Gazprom OAO sponsored ADR (Reg. S)	18,700	148,385
Vozrozhdenie Bank (a)	23,600	378,852
TOTAL RUSSIA		527,237
South Africa - 2.4%
Bidvest Group Ltd.	7,500	195,041
Famous Brands Ltd.	23,100	224,706
FirstRand Ltd.	38,300	133,080
Life Healthcare Group Holdings Ltd.	59,900	253,057
Mediclinic International Ltd.	31,300	226,898
MTN Group Ltd.	10,400	187,498
Nampak Ltd.	39,800	146,276
Naspers Ltd. Class N	3,600	240,909
Omnia Holdings Ltd.	14,300	251,308
Super Group Ltd. (a)	95,400	256,321
TOTAL SOUTH AFRICA		2,115,094
Sweden - 1.0%
AarhusKarlshamn AB	13,600	713,465
Fagerhult AB	3,700	98,194
Fenix Outdoor AB	2,200	74,679
Svenska Cellulosa AB (SCA) (B Shares)	1,000	25,968
TOTAL SWEDEN		912,306
Switzerland - 0.9%
Burckhardt Compression Holding AG	560	228,866
Partners Group Holding AG	900	230,856
TE Connectivity Ltd.	8,100	352,755
TOTAL SWITZERLAND		812,477
Taiwan - 2.5%
Chipbond Technology Corp.	82,000	208,545
Common Stocks - continued
	Shares	Value
Taiwan - continued
E.SUN Financial Holdings Co. Ltd.	315,000	$ 190,132
ECLAT Textile Co. Ltd.	40,000	241,438
Elan Microelectronics Corp.	89,000	236,911
Hermes Microvision, Inc.	9,000	273,143
Novatek Microelectronics Corp.	43,000	209,969
Pegatron Corp. (a)	135,000	221,109
St. Shine Optical Co. Ltd.	11,000	231,265
Taiwan Semiconductor Manufacturing Co. Ltd.	49,000	181,996
TECO Electric & Machinery Co. Ltd.	255,000	239,954
TOTAL TAIWAN		2,234,462
Thailand - 1.4%
Advanced Info Service PCL (For. Reg.)	25,900	238,262
Bank of Ayudhya PCL NVDR	150,000	167,376
Hemaraj Land & Development PCL	1,554,000	227,673
Kasikornbank PCL (For. Reg.)	30,200	222,256
Supalai PCL (For. Reg.)	181,700	126,911
Thai Beverage PCL	432,000	212,195
TOTAL THAILAND		1,194,673
Turkey - 1.0%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	14,000	232,715
Bizim Toptan Satis Magazari A/S	13,000	218,993
TAV Havalimanlari Holding A/S	34,000	239,911
Yazicilar Holding A/S	19,000	226,802
TOTAL TURKEY		918,421
United Kingdom - 4.0%
Barclays PLC	92,372	412,208
Domino's Pizza UK & IRL PLC	24,900	251,796
Dunelm Group PLC	19,200	252,016
Ensco PLC Class A	5,900	340,312
Hikma Pharmaceuticals PLC	17,328	262,974
Hilton Food Group PLC	20,700	114,309
HSBC Holdings PLC (United Kingdom)	20,492	224,428
Intertek Group PLC	1,200	61,662
iomart Group PLC	67,618	249,194
Michael Page International PLC	18,300	105,916
Mitie Group PLC	14,300	61,352
Oxford Instruments PLC	9,400	224,863
Rightmove PLC	7,700	229,767
Senior Engineering Group PLC	60,800	240,831
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Speedy Hire PLC	325,400	$ 245,148
Telecom Plus PLC	13,500	255,837
TOTAL UNITED KINGDOM		3,532,613
United States of America - 38.7%
AbbVie, Inc.	5,600	257,880
Aceto Corp.	76,000	790,400
AFC Enterprises, Inc. (a)	3,300	105,204
Affiliated Managers Group, Inc. (a)	1,800	280,224
Alliance Data Systems Corp. (a)	3,400	584,018
Alliance Fiber Optic Products, Inc.	4,200	69,216
AllianceBernstein Holding LP	2,700	63,963
America's Car Mart, Inc. (a)	2,400	111,048
American Pacific Corp. (a)	9,700	237,747
American Public Education, Inc. (a)	8,900	298,417
Amgen, Inc.	4,600	479,366
AMN Healthcare Services, Inc. (a)	20,800	285,584
Apache Corp.	2,500	184,700
Axiall Corp.	3,700	194,065
Barrett Business Services, Inc.	1,200	63,528
Baxter International, Inc.	800	55,896
BlackRock, Inc. Class A	1,800	479,700
Blucora, Inc. (a)	4,035	59,597
Bonanza Creek Energy, Inc. (a)	2,800	96,180
Boston Scientific Corp. (a)	57,000	426,930
Bravo Brio Restaurant Group, Inc. (a)	27,600	469,200
Brinker International, Inc.	5,100	198,390
Brocade Communications Systems, Inc. (a)	50,100	291,582
Cambrex Corp. (a)	17,100	213,579
CECO Environmental Corp.	23,700	275,157
Celgene Corp. (a)	1,800	212,526
Chuys Holdings, Inc.	700	22,890
Commerce Bancshares, Inc.	5,400	216,594
Computer Task Group, Inc.	37,100	761,292
Comverse, Inc.	7,000	185,710
Corporate Executive Board Co.	8,600	484,696
Credit Acceptance Corp. (a)	3,000	300,990
Crimson Wine Group Ltd. (a)	7,200	64,872
Discovery Communications, Inc. (a)	2,000	157,640
Dun & Bradstreet Corp.	5,100	451,095
Eastman Chemical Co.	2,800	186,620
Electronic Arts, Inc. (a)	21,200	373,332
Common Stocks - continued
	Shares	Value
United States of America - continued
EMC Corp. (a)	16,500	$ 370,095
Energen Corp.	1,700	80,614
EPAM Systems, Inc. (a)	9,200	197,800
Esterline Technologies Corp. (a)	2,200	165,088
Euronet Worldwide, Inc. (a)	7,800	238,134
Expedia, Inc.	2,100	117,264
Fidelity National Information Services, Inc.	5,500	231,275
Fiesta Restaurant Group, Inc. (a)	15,700	427,982
Finisar Corp. (a)	4,500	57,780
First Commonwealth Financial Corp.	104,700	748,605
Fiserv, Inc. (a)	4,750	432,773
FleetCor Technologies, Inc. (a)	4,400	338,360
G-III Apparel Group Ltd. (a)	2,700	109,782
Generac Holdings, Inc.	12,600	452,718
General Electric Co.	23,800	530,502
Gibraltar Industries, Inc. (a)	3,300	61,710
Google, Inc. Class A (a)	1,700	1,401,776
Grand Canyon Education, Inc. (a)	8,200	209,674
Greatbatch, Inc. (a)	7,600	212,344
Guess?, Inc.	3,500	96,880
H&R Block, Inc.	13,400	371,716
Hackett Group, Inc.	61,900	302,072
Hanover Insurance Group, Inc.	4,900	247,107
Healthways, Inc. (a)	17,200	238,908
Heartland Payment Systems, Inc.	2,800	92,092
Hertz Global Holdings, Inc. (a)	5,300	127,624
Hess Corp.	4,600	332,028
Hologic, Inc. (a)	9,400	191,478
HSN, Inc.	12,400	651,992
Huntington Bancshares, Inc.	20,000	143,400
Icahn Enterprises LP rights	8,000	0
Integrated Silicon Solution, Inc. (a)	13,700	125,629
Interactive Brokers Group, Inc.	4,142	62,379
International Paper Co.	2,200	103,356
Inventure Foods, Inc. (a)	30,900	236,694
Jarden Corp. (a)	18,750	843,938
Jones Lang LaSalle, Inc.	400	39,608
Juniper Networks, Inc. (a)	23,100	382,305
Kelly Services, Inc. Class A (non-vtg.)	12,000	204,240
Landec Corp. (a)	30,500	409,005
Lithia Motors, Inc. Class A (sub. vtg.)	6,300	311,976
Manpower, Inc.	3,900	207,324
Common Stocks - continued
	Shares	Value
United States of America - continued
Marathon Oil Corp.	5,200	$ 169,884
Marathon Petroleum Corp.	4,000	313,440
Marlin Business Services Corp.	12,800	310,144
Marten Transport Ltd.	5,100	103,887
Mentor Graphics Corp.	6,055	110,564
Murphy Oil Corp.	5,700	353,913
Nationstar Mortgage Holdings, Inc. (a)(d)	2,900	106,633
NetSol Technologies, Inc. (a)	18,500	233,470
NeuStar, Inc. Class A (a)	9,800	429,926
News Corp. Class A	3,700	114,589
NIKE, Inc. Class B	3,400	216,240
Nortek, Inc. (a)	600	43,116
NVIDIA Corp.	8,200	112,914
Occidental Petroleum Corp.	5,200	464,152
Oceaneering International, Inc.	1,200	84,204
Office Depot, Inc. (a)	51,700	199,562
Orchids Paper Products Co.	11,100	255,300
Papa John's International, Inc. (a)	6,900	434,700
PDF Solutions, Inc. (a)	23,600	403,796
Penske Automotive Group, Inc.	13,300	411,236
Phillips 66	7,600	463,220
Polaris Industries, Inc.	600	51,714
Portfolio Recovery Associates, Inc. (a)	1,700	208,675
Preformed Line Products Co.	3,100	249,550
PrivateBancorp, Inc.	1,700	32,606
Rayonier, Inc.	2,300	136,666
Rent-A-Center, Inc.	6,000	209,580
Rochester Medical Corp. (a)	25,500	346,290
Rosetta Resources, Inc. (a)	7,593	325,816
Sapient Corp. (a)	8,700	101,616
Skyworks Solutions, Inc. (a)	17,600	388,432
Sonic Automotive, Inc. Class A (sub. vtg.)	14,700	323,253
Starbucks Corp.	1,800	109,512
Stryker Corp.	3,300	216,414
SurModics, Inc. (a)	11,000	290,950
Teletech Holdings, Inc. (a)	23,600	502,444
Tenneco, Inc. (a)	5,700	220,419
The Bon-Ton Stores, Inc.	4,500	69,030
The Cooper Companies, Inc.	2,400	264,960
TJX Companies, Inc.	600	29,262
TripAdvisor, Inc. (a)	1,200	63,096
TrueBlue, Inc. (a)	5,300	109,816
Common Stocks - continued
	Shares	Value
United States of America - continued
UFP Technologies, Inc. (a)	20,000	$ 405,800
United Therapeutics Corp. (a)	5,500	367,290
Valspar Corp.	2,000	127,640
Viacom, Inc. Class B (non-vtg.)	6,600	422,334
W.R. Grace & Co. (a)	6,400	493,504
Web.com Group, Inc. (a)	17,100	297,540
World Fuel Services Corp.	3,600	145,980
Wyndham Worldwide Corp.	2,600	156,208
TOTAL UNITED STATES OF AMERICA		34,097,142
US Virgin Islands - 0.3%
Altisource Asset Management Corp. (a)	690	138,000
Altisource Residential Corp. Class B (a)	6,800	129,200
TOTAL US VIRGIN ISLANDS		267,200
TOTAL COMMON STOCKS (Cost $74,517,748)		87,518,489
Nonconvertible Preferred Stocks - 0.2%

Brazil - 0.2%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN) (Cost $207,386)	4,100	225,211
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 0.13% (b)	15,777	15,777
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	659,500	659,500
TOTAL MONEY MARKET FUNDS (Cost $675,277)		675,277
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $75,400,411)		88,418,977
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(386,224)
NET ASSETS - 100%		$ 88,032,753
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 434
Fidelity Securities Lending Cash Central Fund	5,035
Total	$ 5,469
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 17,401,933	$ 15,928,995	$ 1,472,938	$ -
Consumer Staples	7,986,061	6,427,654	1,558,407	-
Energy	6,219,577	5,728,473	491,104	-
Financials	14,203,392	10,776,320	3,427,072	-
Health Care	8,778,635	7,979,014	799,621	-
Industrials	11,330,462	9,964,922	1,365,540	-
Information Technology	16,043,227	14,839,183	1,204,044	-
Materials	4,664,004	4,664,004	-	-
Telecommunication Services	656,772	656,772	-	-
Utilities	459,637	459,637	-	-
Money Market Funds	675,277	675,277	-	-
Total Investments in Securities:	$ 88,418,977	$ 78,100,251	$ 10,318,726	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period endedApril 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 4,826,552
Level 2 to Level 1	$ 199,577

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $647,260) - See accompanying schedule: Unaffiliated issuers (cost $74,725,134)	$ 87,743,700
Fidelity Central Funds (cost $675,277)	675,277
Total Investments (cost $75,400,411)		$ 88,418,977
Foreign currency held at value (cost $1,421)		1,417
Receivable for investments sold		2,109,851
Receivable for fund shares sold		70,725
Dividends receivable		136,445
Distributions receivable from Fidelity Central Funds		1,210
Prepaid expenses		30
Other receivables		73,288
Total assets		90,811,943

Liabilities
Payable for investments purchased	$ 1,888,815
Payable for fund shares redeemed	96,388
Accrued management fee	37,944
Distribution and service plan fees payable	23,655
Other affiliated payables	21,141
Other payables and accrued expenses	51,747
Collateral on securities loaned, at value	659,500
Total liabilities		2,779,190

Net Assets		$ 88,032,753
Net Assets consist of:
Paid in capital		$ 101,133,897
Undistributed net investment income		1,393
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(26,106,158)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		13,003,621
Net Assets		$ 88,032,753

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($30,306,471 ÷ 2,475,472 shares)	$ 12.24

Maximum offering price per share (100/94.25 of $12.24)	$ 12.99
Class T: Net Asset Value and redemption price per share ($17,540,561 ÷ 1,479,009 shares)	$ 11.86

Maximum offering price per share (100/96.50 of $11.86)	$ 12.29
Class B: Net Asset Value and offering price per share ($1,326,436 ÷ 119,973 shares)A	$ 11.06

Class C: Net Asset Value and offering price per share ($11,678,134 ÷ 1,057,692 shares)A	$ 11.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,181,151 ÷ 2,140,981 shares)	$ 12.70

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 691,903
Interest		23
Income from Fidelity Central Funds		5,469
Income before foreign taxes withheld		697,395
Less foreign taxes withheld		(30,123)
Total income		667,272

Expenses
Management fee Basic fee	$ 284,402
Performance adjustment	(69,008)
Transfer agent fees	102,362
Distribution and service plan fees	134,223
Accounting and security lending fees	20,937
Custodian fees and expenses	41,197
Independent trustees' compensation	252
Registration fees	57,620
Audit	47,681
Legal	158
Miscellaneous	268
Total expenses before reductions	620,092
Expense reductions	(37,265)	582,827
Net investment income (loss)		84,445
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,473,899
Foreign currency transactions	14,163
Total net realized gain (loss)		7,488,062
Change in net unrealized appreciation (depreciation) on: Investment securities	5,603,074
Assets and liabilities in foreign currencies	(89)
Total change in net unrealized appreciation (depreciation)		5,602,985
Net gain (loss)		13,091,047
Net increase (decrease) in net assets resulting from operations		$ 13,175,492

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 84,445	$ 137,612
Net realized gain (loss)	7,488,062	(8,842,052)
Change in net unrealized appreciation (depreciation)	5,602,985	14,658,106
Net increase (decrease) in net assets resulting from operations	13,175,492	5,953,666
Distributions to shareholders from net investment income	(34,747)	-
Share transactions - net increase (decrease)	(1,170,731)	(32,721,810)
Redemption fees	110	954
Total increase (decrease) in net assets	11,970,124	(26,767,190)

Net Assets
Beginning of period	76,062,629	102,829,819
End of period (including undistributed net investment income of $1,393 and distributions in excess of net investment income of $48,305, respectively)	$ 88,032,753	$ 76,062,629

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.40	$ 9.57	$ 11.41	$ 9.04	$ 6.88	$ 15.38
Income from Investment Operations
Net investment income (loss) E	.01	.02	(.03)	.01	.04	.04
Net realized and unrealized gain (loss)	1.83	.81	(1.76)	2.47	2.13	(6.74)
Total from investment operations	1.84	.83	(1.79)	2.48	2.17	(6.70)
Distributions from net investment income	-	-	-	(.03)	(.01)	-
Distributions from net realized gain	-	-	(.05)	(.08)	-	(1.80)
Total distributions	-	-	(.05)	(.11)	(.01)	(1.80)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 12.24	$ 10.40	$ 9.57	$ 11.41	$ 9.04	$ 6.88
Total Return B,C,D	17.69%	8.67%	(15.81)%	27.68%	31.68%	(48.99)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.48% A	1.43%	1.51%	1.89%	2.22%	1.90%
Expenses net of fee waivers, if any	1.45% A	1.43%	1.45%	1.50%	1.50%	1.50%
Expenses net of all reductions	1.39% A	1.40%	1.43%	1.44%	1.43%	1.41%
Net investment income (loss)	.27% A	.22%	(.24)%	.13%	.53%	.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,306	$ 26,961	$ 36,367	$ 30,383	$ 6,997	$ 6,904
Portfolio turnover rate G	158% A	155%	140%	179%	258%	257%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.09	$ 9.31	$ 11.11	$ 8.82	$ 6.72	$ 15.05
Income from Investment Operations
Net investment income (loss) E	- I	- I	(.05)	(.01)	.02	.01
Net realized and unrealized gain (loss)	1.77	.78	(1.72)	2.39	2.09	(6.59)
Total from investment operations	1.77	.78	(1.77)	2.38	2.11	(6.58)
Distributions from net investment income	-	-	-	(.01)	(.01)	-
Distributions from net realized gain	-	-	(.03)	(.08)	-	(1.75)
Total distributions	-	-	(.03)	(.09)	(.01)	(1.75)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 11.86	$ 10.09	$ 9.31	$ 11.11	$ 8.82	$ 6.72
Total Return B,C,D	17.54%	8.38%	(15.97)%	27.20%	31.50%	(49.12)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.76% A	1.71%	1.80%	2.32%	2.50%	2.17%
Expenses net of fee waivers, if any	1.70% A	1.70%	1.70%	1.75%	1.75%	1.75%
Expenses net of all reductions	1.64% A	1.68%	1.68%	1.70%	1.69%	1.66%
Net investment income (loss)	.02% A	(.05)%	(.49)%	(.13)%	.27%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,541	$ 15,731	$ 24,180	$ 23,237	$ 10,494	$ 8,104
Portfolio turnover rate G	158% A	155%	140%	179%	258%	257%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.43	$ 8.74	$ 10.46	$ 8.31	$ 6.37	$ 14.34
Income from Investment Operations
Net investment income (loss) E	(.02)	(.05)	(.10)	(.06)	(.02)	(.04)
Net realized and unrealized gain (loss)	1.65	.74	(1.62)	2.26	1.97	(6.25)
Total from investment operations	1.63	.69	(1.72)	2.20	1.95	(6.29)
Distributions from net investment income	-	-	-	-	(.01)	-
Distributions from net realized gain	-	-	- I	(.05)	-	(1.68)
Total distributions	-	-	- I	(.05)	(.01)	(1.68)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 11.06	$ 9.43	$ 8.74	$ 10.46	$ 8.31	$ 6.37
Total Return B,C,D	17.29%	7.89%	(16.42)%	26.64%	30.62%	(49.33)%
Ratios to Average Net Assets F,H
Expenses before reductions	2.26% A	2.19%	2.32%	2.82%	2.98%	2.66%
Expenses net of fee waivers, if any	2.20% A	2.19%	2.20%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.14% A	2.17%	2.18%	2.19%	2.18%	2.16%
Net investment income (loss)	(.48)% A	(.54)%	(.99)%	(.62)%	(.22)%	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,326	$ 1,401	$ 1,926	$ 2,731	$ 2,162	$ 1,918
Portfolio turnover rate G	158% A	155%	140%	179%	258%	257%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 9.41	$ 8.73	$ 10.46	$ 8.31	$ 6.37	$ 14.36
Income from Investment Operations
Net investment income (loss) E	(.02)	(.05)	(.10)	(.06)	(.02)	(.04)
Net realized and unrealized gain (loss)	1.65	.73	(1.61)	2.27	1.97	(6.26)
Total from investment operations	1.63	.68	(1.71)	2.21	1.95	(6.30)
Distributions from net investment income	-	-	-	-	(.01)	-
Distributions from net realized gain	-	-	(.02)	(.06)	-	(1.69)
Total distributions	-	-	(.02)	(.06)	(.01)	(1.69)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 11.04	$ 9.41	$ 8.73	$ 10.46	$ 8.31	$ 6.37
Total Return B,C,D	17.32%	7.79%	(16.38)%	26.68%	30.62%	(49.35)%
Ratios to Average Net Assets F,H
Expenses before reductions	2.25% A	2.18%	2.28%	2.77%	2.97%	2.63%
Expenses net of fee waivers, if any	2.20% A	2.18%	2.20%	2.25%	2.25%	2.25%
Expenses net of all reductions	2.14% A	2.16%	2.18%	2.20%	2.18%	2.16%
Net investment income (loss)	(.48)% A	(.53)%	(.99)%	(.63)%	(.22)%	(.37)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,678	$ 9,421	$ 11,632	$ 7,986	$ 3,378	$ 2,697
Portfolio turnover rate G	158% A	155%	140%	179%	258%	257%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 9.88	$ 11.76	$ 9.31	$ 7.07	$ 15.76
Income from Investment Operations
Net investment income (loss) D	.03	.06	- H	.04	.06	.07
Net realized and unrealized gain (loss)	1.91	.84	(1.82)	2.54	2.20	(6.93)
Total from investment operations	1.94	.90	(1.82)	2.58	2.26	(6.86)
Distributions from net investment income	(.02)	-	-	(.05)	(.02)	-
Distributions from net realized gain	-	-	(.06)	(.08)	-	(1.83)
Total distributions	(.02)	-	(.06)	(.13)	(.02)	(1.83)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 12.70	$ 10.78	$ 9.88	$ 11.76	$ 9.31	$ 7.07
Total Return B,C	17.99%	9.11%	(15.60)%	28.00%	32.03%	(48.89)%
Ratios to Average Net Assets E,G
Expenses before reductions	1.11% A	1.06%	1.18%	1.43%	1.88%	1.51%
Expenses net of fee waivers, if any	1.11% A	1.06%	1.17%	1.25%	1.25%	1.25%
Expenses net of all reductions	1.05% A	1.03%	1.15%	1.19%	1.18%	1.16%
Net investment income (loss)	.60% A	.59%	.04%	.38%	.78%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,181	$ 22,548	$ 28,725	$ 12,936	$ 1,148	$ 1,166
Portfolio turnover r ate F	158% A	155%	140%	179%	258%	257%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Global Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 14,749,460
Gross unrealized depreciation	(1,922,222)
Net unrealized appreciation (depreciation) on securities and other investments	$ 12,827,238

Tax cost	$ 75,591,739

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (7,618,418)
2017	(3,018,401)
2019	(14,114,488)
Total with expiration	(24,751,307)
No expiration
Short-term	(3,098,913)
Long-term	(5,534,491)
Total no expiration	(8,633,404)
Total capital loss carryforward	$ (33,384,711)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $63,739,878 and $64,143,341, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 35,475	$ 477
Class T	.25%	.25%	40,606	448
Class B	.75%	.25%	6,875	5,181
Class C	.75%	.25%	51,267	7,201
			$ 134,223	$ 13,307

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3,368
Class T	1,480
Class B*	433
Class C*	283
$ 5,564

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 39,573.28
Class T	25,365.31
Class B	2,091.30
Class C	15,396.30
Institutional Class	19,937.16
	$ 102,362

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $962 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $103 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $5,035. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2013. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.45%	$ 4,414
Class T	1.70%	5,290
Class B	2.20%	413
Class C	2.20%	2,729
		$ 12,846

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $24,419 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Institutional Class	$ 34,747	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	177,106	289,606	$ 1,991,958	$ 2,795,636
Shares redeemed	(294,605)	(1,497,004)	(3,287,888)	(14,297,470)
Net increase (decrease)	(117,499)	(1,207,398)	$ (1,295,930)	$ (11,501,834)
Class T
Shares sold	103,777	143,871	$ 1,132,594	$ 1,346,334
Shares redeemed	(184,575)	(1,182,171)	(1,961,291)	(10,957,476)
Net increase (decrease)	(80,798)	(1,038,300)	$ (828,697)	$ (9,611,142)
Class B
Shares sold	3,442	2,998	$ 35,424	$ 28,531
Shares redeemed	(32,162)	(74,674)	(327,425)	(653,939)
Net increase (decrease)	(28,720)	(71,676)	$ (292,001)	$ (625,408)
Class C
Shares sold	185,637	167,706	$ 1,896,855	$ 1,486,514
Shares redeemed	(128,830)	(499,534)	(1,287,252)	(4,342,453)
Net increase (decrease)	56,807	(331,828)	$ 609,603	$ (2,855,939)
Institutional Class
Shares sold	206,726	271,800	$ 2,446,756	$ 2,679,773
Reinvestment of distributions	2,789	-	30,990	-
Shares redeemed	(159,998)	(1,086,428)	(1,841,452)	(10,807,260)
Net increase (decrease)	49,517	(814,628)	$ 636,294	$ (8,127,487)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of approximately 13% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AGLOI-USAN-0613
1.784881.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International
Capital Appreciation

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.45%
Actual		$ 1,000.00	$ 1,158.60	$ 7.76
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.70%
Actual		$ 1,000.00	$ 1,157.30	$ 9.09
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class B	2.20%
Actual		$ 1,000.00	$ 1,154.60	$ 11.75
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 1,155.20	$ 11.76
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,160.20	$ 6.43
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.6	1.6
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	1.2	1.3
Sanofi SA (France, Pharmaceuticals)	1.0	0.0
Unilever PLC (United Kingdom, Food Products)	1.0	1.0
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.9	0.9
	5.7
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.2	19.3
Industrials	17.3	17.3
Financials	15.9	12.2
Consumer Staples	14.3	19.0
Information Technology	10.7	10.8
Top Five Countries as of April 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	14.4	16.0
United Kingdom	14.3	13.4
Japan	10.6	6.9
France	7.5	8.6
Germany	6.5	5.4
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
Stocks 99.5%	Stocks 99.5%
Short-Term Investments and Net Other Assets (Liabilities) 0.5%	Short-Term Investments and Net Other Assets (Liabilities) 0.5%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Australia - 1.4%
Carsales.com Ltd.	34,107	$ 341,919
Coca-Cola Amatil Ltd.	31,716	497,803
CSL Ltd.	9,420	614,849
McMillan Shakespeare Ltd.	24,220	383,161
TOTAL AUSTRALIA		1,837,732
Austria - 0.3%
Andritz AG	6,998	456,008
Bailiwick of Jersey - 1.6%
Experian PLC	31,900	560,927
UBM PLC	39,200	445,724
Wolseley PLC	11,584	572,749
WPP PLC	32,000	529,035
TOTAL BAILIWICK OF JERSEY		2,108,435
Belgium - 0.7%
Anheuser-Busch InBev SA NV (d)	9,580	920,356
Bermuda - 0.7%
Credicorp Ltd. (NY Shares)	3,020	454,782
Jardine Matheson Holdings Ltd.	6,800	441,524
TOTAL BERMUDA		896,306
Brazil - 4.1%
BM&F Bovespa SA	73,800	512,349
BR Malls Participacoes SA	39,300	463,566
CCR SA	44,800	438,428
Cielo SA	18,960	500,072
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	15,000	630,300
Iguatemi Empresa de Shopping Centers SA	33,200	396,757
Itau Unibanco Holding SA sponsored ADR	39,225	660,157
Multiplan Empreendimentos Imobiliarios SA	15,900	453,854
Qualicorp SA (a)	47,200	459,556
Souza Cruz SA	29,200	448,490
Ultrapar Participacoes SA	18,700	497,701
TOTAL BRAZIL		5,461,230
Canada - 2.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	8,700	528,589
Canadian National Railway Co.	7,400	724,465
Canadian Pacific Railway Ltd.	4,600	573,305
CGI Group, Inc. Class A (sub. vtg.) (a)	17,600	557,288
Common Stocks - continued
	Shares	Value
Canada - continued
Cineplex, Inc.	12,430	$ 422,456
Constellation Software, Inc.	3,050	416,274
TOTAL CANADA		3,222,377
Cayman Islands - 1.2%
Baidu.com, Inc. sponsored ADR (a)	4,900	420,665
Sands China Ltd.	98,000	513,985
Tencent Holdings Ltd.	19,200	658,626
TOTAL CAYMAN ISLANDS		1,593,276
Denmark - 0.7%
Novo Nordisk A/S Series B sponsored ADR	5,500	971,465
Finland - 0.8%
Kone Oyj (B Shares)	6,300	556,299
Nokian Tyres PLC	10,714	464,495
TOTAL FINLAND		1,020,794
France - 7.5%
Air Liquide SA	5,420	686,092
Bureau Veritas SA	4,100	502,423
Christian Dior SA	3,040	529,867
Dassault Systemes SA	4,100	499,993
Edenred SA	13,700	456,107
Eutelsat Communications	12,100	436,861
Ingenico SA	5,270	353,193
L'Oreal SA (d)	3,900	695,429
LVMH Moet Hennessy - Louis Vuitton SA	4,296	743,977
Pernod Ricard SA	4,500	557,070
PPR SA	2,300	505,992
Publicis Groupe SA	7,300	507,797
Safran SA	10,300	505,823
Sanofi SA	12,670	1,369,825
Schneider Electric SA (d)	9,439	719,737
Sodexo SA	5,600	467,644
Zodiac Aerospace	3,744	469,251
TOTAL FRANCE		10,007,081
Germany - 5.8%
adidas AG	5,400	563,944
BASF AG (d)	10,844	1,012,809
Bayer AG (d)	9,900	1,032,855
Bayerische Motoren Werke AG (BMW)	7,610	702,040
Common Stocks - continued
	Shares	Value
Germany - continued
Brenntag AG	3,000	$ 511,438
Duerr AG	3,100	352,650
Fresenius SE & Co. KGaA	4,100	514,140
Henkel AG & Co. KGaA	7,903	618,747
Hugo Boss AG	3,800	442,190
Linde AG	3,200	605,165
MTU Aero Engines Holdings AG (d)	4,300	406,822
SAP AG	12,120	966,230
TOTAL GERMANY		7,729,030
Hong Kong - 1.3%
AIA Group Ltd.	182,400	809,737
Galaxy Entertainment Group Ltd. (a)	113,000	506,015
Techtronic Industries Co. Ltd.	183,500	438,405
TOTAL HONG KONG		1,754,157
India - 3.7%
Asian Paints India Ltd.	5,259	458,577
Bajaj Auto Ltd.	13,617	476,956
HDFC Bank Ltd.	47,579	606,262
Housing Development Finance Corp. Ltd. (a)	37,176	586,949
ITC Ltd.	94,294	577,602
Maruti Suzuki India Ltd.	13,514	438,357
Sun Pharmaceutical Industries Ltd.	27,139	480,778
Sun TV Ltd.	48,374	375,657
Tata Consultancy Services Ltd.	18,897	485,194
Titan Industries Ltd. (a)	95,122	479,641
TOTAL INDIA		4,965,973
Indonesia - 3.4%
PT ACE Hardware Indonesia Tbk	4,064,000	409,639
PT Astra International Tbk	679,000	513,308
PT Bank Central Asia Tbk	468,500	518,011
PT Bank Rakyat Indonesia Tbk	543,000	524,987
PT Global Mediacom Tbk	1,772,000	396,410
PT Jasa Marga Tbk	672,500	463,434
PT Mitra Adiperkasa Tbk	505,000	428,515
PT Semen Gresik (Persero) Tbk	259,000	490,161
PT Surya Citra Media Tbk	1,572,500	452,866
PT Tower Bersama Infrastructure Tbk (a)	745,000	432,938
TOTAL INDONESIA		4,630,269
Common Stocks - continued
	Shares	Value
Ireland - 0.3%
Accenture PLC Class A	5,700	$ 464,208
Italy - 0.7%
Prada SpA	46,800	421,855
Tod's SpA	3,174	460,636
TOTAL ITALY		882,491
Japan - 10.6%
Bridgestone Corp.	15,100	569,925
Daihatsu Motor Co. Ltd.	21,000	416,572
Daito Trust Construction Co. Ltd.	6,200	601,159
Fanuc Corp.	4,200	633,999
Fuji Heavy Industries Ltd.	30,000	566,264
Isuzu Motors Ltd.	74,000	493,161
Japan Airport Terminal Co. Ltd.	6,400	98,739
Japan Exchange Group, Inc.	3,800	466,451
Japan Tobacco, Inc.	19,700	744,684
Kansai Paint Co. Ltd.	37,000	474,779
Keyence Corp.	1,640	520,448
Komatsu Ltd.	24,200	663,031
Makita Corp.	9,300	567,282
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (d)	162,800	1,103,784
Mitsubishi UFJ Lease & Finance Co. Ltd.	60,500	341,740
Nomura Holdings, Inc. sponsored ADR	93,000	761,670
ORIX Corp.	42,400	650,599
SHIMANO, Inc.	4,500	391,971
SMC Corp.	2,700	541,276
Softbank Corp.	15,800	783,584
Sumitomo Mitsui Financial Group, Inc. ADR (d)	103,700	984,113
Sumitomo Mitsui Trust Holdings, Inc.	97,000	487,474
Sumitomo Rubber Industries Ltd.	21,600	398,846
USS Co. Ltd.	3,740	479,784
Yahoo! Japan Corp.	839	421,589
TOTAL JAPAN		14,162,924
Korea (South) - 1.2%
Samsung Electronics Co. Ltd.	1,215	1,676,455
Luxembourg - 0.6%
Eurofins Scientific SA	2,058	447,197
SES SA (France) (depositary receipt)	12,833	400,709
TOTAL LUXEMBOURG		847,906
Common Stocks - continued
	Shares	Value
Mexico - 1.8%
Bolsa Mexicana de Valores SA de CV	150,300	$ 409,471
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	4,720	535,201
Grupo Financiero Banorte S.A.B. de CV Series O	70,900	534,627
Grupo Televisa SA de CV (CPO) sponsored ADR	19,900	503,868
Mexichem S.A.B. de CV	86,200	439,366
TOTAL MEXICO		2,422,533
Netherlands - 1.5%
ASML Holding NV (Netherlands) (d)	7,939	590,764
Core Laboratories NV	2,875	416,243
Heineken Holding NV (A Shares)	8,600	517,135
LyondellBasell Industries NV Class A	7,190	436,433
TOTAL NETHERLANDS		1,960,575
Nigeria - 0.9%
Guaranty Trust Bank PLC	2,649,833	432,694
Nestle Foods Nigeria PLC	66,341	373,693
Nigerian Breweries PLC	420,097	438,443
TOTAL NIGERIA		1,244,830
Panama - 0.6%
Copa Holdings SA Class A	3,500	439,530
Intergroup Financial Services Corp.	11,564	407,168
TOTAL PANAMA		846,698
Philippines - 1.8%
Alliance Global Group, Inc.	752,000	432,845
Metropolitan Bank & Trust Co.	157,100	475,020
Security Bank Corp.	97,910	468,922
SM Investments Corp.	18,160	504,996
SM Prime Holdings, Inc.	993,450	482,550
TOTAL PHILIPPINES		2,364,333
Russia - 1.2%
Magnit OJSC GDR (Reg. S)	10,995	560,745
NOVATEK OAO GDR (Reg. S)	3,600	364,320
Sberbank (Savings Bank of the Russian Federation) (a)	207,900	661,209
TOTAL RUSSIA		1,586,274
South Africa - 2.6%
Aspen Pharmacare Holdings Ltd.	23,300	506,065
Discovery Ltd.	53,600	488,245
Life Healthcare Group Holdings Ltd.	121,100	511,607
Common Stocks - continued
	Shares	Value
South Africa - continued
Mr Price Group Ltd.	32,600	$ 468,574
Nampak Ltd.	122,000	448,382
Naspers Ltd. Class N	8,800	588,890
Shoprite Holdings Ltd.	27,400	519,359
TOTAL SOUTH AFRICA		3,531,122
Spain - 1.5%
Amadeus IT Holding SA Class A	17,300	510,686
Grifols SA ADR	15,300	477,819
Inditex SA	4,452	598,325
Viscofan Envolturas Celulosicas SA	7,800	405,136
TOTAL SPAIN		1,991,966
Sweden - 1.1%
ASSA ABLOY AB (B Shares) (d)	12,406	494,054
Atlas Copco AB (A Shares)	21,800	573,839
Elekta AB (B Shares)	30,363	466,849
TOTAL SWEDEN		1,534,742
Switzerland - 4.1%
Compagnie Financiere Richemont SA Series A	9,174	740,985
Nestle SA	29,383	2,095,378
Schindler Holding AG (Reg.)	3,410	499,141
SGS SA (Reg.)	210	507,496
Sika AG (Bearer)	175	422,537
Swatch Group AG (Bearer)	970	555,523
Syngenta AG (Switzerland)	1,654	707,117
TOTAL SWITZERLAND		5,528,177
Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	55,921	1,066,973
Thailand - 1.6%
Airports of Thailand PCL (For. Reg.)	70,500	347,095
BEC World PCL (For. Reg.)	135,100	308,405
Kasikornbank PCL (For. Reg.)	72,700	535,032
Siam Commercial Bank PCL (For. Reg.)	83,800	531,066
Thai Beverage PCL	802,000	393,935
TOTAL THAILAND		2,115,533
Turkey - 1.3%
Coca-Cola Icecek A/S	15,000	418,352
Koc Holding A/S	81,000	490,225
Common Stocks - continued
	Shares	Value
Turkey - continued
TAV Havalimanlari Holding A/S	49,000	$ 345,754
Turkiye Garanti Bankasi A/S	96,000	530,135
TOTAL TURKEY		1,784,466
United Kingdom - 14.3%
Aberdeen Asset Management PLC	65,900	459,315
Aggreko PLC	17,100	473,340
Ashtead Group PLC	48,100	438,957
British American Tobacco PLC (United Kingdom)	22,400	1,241,750
British Sky Broadcasting Group PLC	33,600	440,505
Burberry Group PLC	24,400	506,367
Compass Group PLC	45,700	601,269
Croda International PLC	11,700	450,357
Diageo PLC sponsored ADR	8,100	989,820
Domino's Pizza UK & IRL PLC	31,100	314,493
Elementis PLC	118,375	484,518
Filtrona PLC	33,600	368,740
Halma PLC	57,300	445,480
InterContinental Hotel Group PLC ADR	16,166	477,705
Intertek Group PLC	9,900	508,710
ITV PLC	243,700	476,596
Johnson Matthey PLC	13,178	496,194
Kingfisher PLC	73,400	356,984
Meggitt PLC	66,400	483,325
Next PLC	7,900	534,913
Oxford Instruments PLC	15,400	368,392
Prudential PLC	43,289	744,336
Reckitt Benckiser Group PLC	10,400	758,631
Rexam PLC	59,080	474,002
Rightmove PLC	15,400	459,534
Rolls-Royce Group PLC	38,400	674,030
Rolls-Royce Group PLC (C Shares) (a)	3,632,800	5,643
Rotork PLC	10,000	451,870
SABMiller PLC	13,700	738,128
Spectris PLC	13,200	432,639
Standard Chartered PLC (United Kingdom)	34,642	870,126
The Weir Group PLC	14,200	486,149
Travis Perkins PLC	17,500	389,813
Unilever PLC	30,300	1,312,800
Whitbread PLC	12,279	487,330
TOTAL UNITED KINGDOM		19,202,761
Common Stocks - continued
	Shares	Value
United States of America - 14.4%
Allergan, Inc.	3,769	$ 427,970
American Tower Corp.	5,600	470,344
AMETEK, Inc.	9,900	403,029
Amphenol Corp. Class A	5,704	430,766
Axiall Corp.	8,300	435,335
CBS Corp. Class B	8,660	396,455
Colgate-Palmolive Co.	3,380	403,606
Comcast Corp. Class A	10,200	421,260
Crown Castle International Corp. (a)	5,966	459,382
Cummins, Inc.	3,820	406,410
Danaher Corp.	6,769	412,503
Discovery Communications, Inc. (a)	5,400	425,628
Ecolab, Inc.	5,300	448,486
Estee Lauder Companies, Inc. Class A	6,488	449,943
FMC Corp.	7,100	430,970
Google, Inc. Class A (a)	520	428,776
Home Depot, Inc.	6,180	453,303
Lowe's Companies, Inc.	10,300	395,726
MasterCard, Inc. Class A	860	475,520
McGraw-Hill Companies, Inc.	8,104	438,507
Mead Johnson Nutrition Co. Class A	5,459	442,670
Mettler-Toledo International, Inc. (a)	2,000	417,920
Monsanto Co.	3,100	331,142
Moody's Corp.	7,500	456,375
News Corp. Class A	13,500	418,095
NIKE, Inc. Class B	6,800	432,480
Oracle Corp.	11,780	386,148
Philip Morris International, Inc.	4,442	424,611
PPG Industries, Inc.	3,080	453,191
Precision Castparts Corp.	2,013	385,067
priceline.com, Inc. (a)	600	417,594
QUALCOMM, Inc.	6,400	394,368
Roper Industries, Inc.	3,300	394,845
SBA Communications Corp. Class A (a)	5,800	458,142
Sherwin-Williams Co.	2,400	439,464
The Walt Disney Co.	7,293	458,292
Time Warner, Inc.	7,200	430,416
TransDigm Group, Inc.	2,100	308,280
Tupperware Brands Corp.	4,300	345,290
Union Pacific Corp.	2,800	414,288
United Technologies Corp.	4,581	418,199
Visa, Inc. Class A	2,700	454,842
Common Stocks - continued
	Shares	Value
United States of America - continued
W.R. Grace & Co. (a)	5,600	$ 431,816
Waters Corp. (a)	4,500	415,800
Williams-Sonoma, Inc.	6,200	332,816
Yum! Brands, Inc.	6,086	414,578
TOTAL UNITED STATES OF AMERICA		19,290,648
TOTAL COMMON STOCKS (Cost $110,190,321)		132,080,104
Nonconvertible Preferred Stocks - 1.0%

Colombia - 0.3%
Banco Davivienda SA	32,863	439,714
Germany - 0.7%
ProSiebenSat.1 Media AG	12,700	486,371
Sartorius AG (non-vtg.)	4,280	459,209
TOTAL GERMANY		945,580
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	4,569,600	7,098
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,187,573)		1,392,392
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.13% (b)	837,230	837,230
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	6,553,403	6,553,403
TOTAL MONEY MARKET FUNDS (Cost $7,390,633)		7,390,633
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $118,768,527)		140,863,129
NET OTHER ASSETS (LIABILITIES) - (5.0)%		(6,688,618)
NET ASSETS - 100%		$ 134,174,511
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 374
Fidelity Securities Lending Cash Central Fund	14,716
Total	$ 15,090
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 31,040,069	$ 26,303,288	$ 4,283,915	$ 452,866
Consumer Staples	19,238,406	12,923,438	6,314,968	-
Energy	1,278,264	1,278,264	-	-
Financials	21,219,257	17,321,236	3,898,021	-
Health Care	9,573,904	8,204,079	1,369,825	-
Industrials	23,295,409	20,889,821	2,405,588	-
Information Technology	14,267,508	11,768,477	2,499,031	-
Materials	11,425,633	10,243,737	1,181,896	-
Telecommunication Services	2,134,046	1,350,462	783,584	-
Money Market Funds	7,390,633	7,390,633	-	-
Total Investments in Securities:	$ 140,863,129	$ 117,673,435	$ 22,736,828	$ 452,866

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 6,728,596
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,269,040) - See accompanying schedule: Unaffiliated issuers (cost $111,377,894)	$ 133,472,496
Fidelity Central Funds (cost $7,390,633)	7,390,633
Total Investments (cost $118,768,527)		$ 140,863,129
Foreign currency held at value (cost $89,346)		89,530
Receivable for investments sold		1,040,572
Receivable for fund shares sold		128,701
Dividends receivable		532,198
Distributions receivable from Fidelity Central Funds		10,239
Prepaid expenses		93
Receivable from investment adviser for expense reductions		36,278
Other receivables		273,949
Total assets		142,974,689

Liabilities
Payable for investments purchased	$ 1,863,444
Payable for fund shares redeemed	104,929
Accrued management fee	99,673
Distribution and service plan fees payable	51,723
Other affiliated payables	36,496
Other payables and accrued expenses	90,510
Collateral on securities loaned, at value	6,553,403
Total liabilities		8,800,178

Net Assets		$ 134,174,511
Net Assets consist of:
Paid in capital		$ 207,702,844
Undistributed net investment income		158,564
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(95,709,668)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		22,022,771
Net Assets		$ 134,174,511

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($47,015,785 ÷ 3,632,410 shares)	$ 12.94

Maximum offering price per share (100/94.25 of $12.94)	$ 13.73
Class T: Net Asset Value and redemption price per share ($58,599,006 ÷ 4,612,219 shares)	$ 12.71

Maximum offering price per share (100/96.50 of $12.71)	$ 13.17
Class B: Net Asset Value and offering price per share ($2,386,940 ÷ 202,240 shares)A	$ 11.80

Class C: Net Asset Value and offering price per share ($20,119,854 ÷ 1,711,067 shares)A	$ 11.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,052,926 ÷ 439,396 shares)	$ 13.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 1,306,220
Income from Fidelity Central Funds		15,090
Income before foreign taxes withheld		1,321,310
Less foreign taxes withheld		(97,424)
Total income		1,223,886

Expenses
Management fee Basic fee	$ 448,340
Performance adjustment	138,931
Transfer agent fees	182,017
Distribution and service plan fees	303,412
Accounting and security lending fees	32,980
Custodian fees and expenses	66,749
Independent trustees' compensation	399
Registration fees	45,303
Audit	47,097
Legal	303
Miscellaneous	502
Total expenses before reductions	1,266,033
Expense reductions	(257,169)	1,008,864
Net investment income (loss)		215,022
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $21,056)	9,394,167
Foreign currency transactions	(51,559)
Total net realized gain (loss)		9,342,608
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $46,132)	8,899,823
Assets and liabilities in foreign currencies	8,595
Total change in net unrealized appreciation (depreciation)		8,908,418
Net gain (loss)		18,251,026
Net increase (decrease) in net assets resulting from operations		$ 18,466,048

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 215,022	$ 594,021
Net realized gain (loss)	9,342,608	3,274,540
Change in net unrealized appreciation (depreciation)	8,908,418	8,551,071
Net increase (decrease) in net assets resulting from operations	18,466,048	12,419,632
Distributions to shareholders from net investment income	(589,021)	(721,694)
Distributions to shareholders from net realized gain	-	(61,587)
Total distributions	(589,021)	(783,281)
Share transactions - net increase (decrease)	(3,565,531)	(20,248,751)
Redemption fees	440	1,999
Total increase (decrease) in net assets	14,311,936	(8,610,401)

Net Assets
Beginning of period	119,862,575	128,472,976
End of period (including undistributed net investment income of $158,564 and undistributed net investment income of $532,563, respectively)	$ 134,174,511	$ 119,862,575

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.25	$ 10.21	$ 10.85	$ 9.34	$ 6.39	$ 18.64
Income from Investment Operations
Net investment income (loss) E	.03	.08	.08 H	.06	.09	.11
Net realized and unrealized gain (loss)	1.75	1.05	(.53)	1.69	2.88	(8.42)
Total from investment operations	1.78	1.13	(.45)	1.75	2.97	(8.31)
Distributions from net investment income	(.09)	(.09)	(.08)	(.08)	(.02)	(.05)
Distributions from net realized gain	-	(.01)	(.12)	(.16)	-	(3.89)
Total distributions	(.09)	(.09) L	(.19) K	(.24)	(.02)	(3.94)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 12.94	$ 11.25	$ 10.21	$ 10.85	$ 9.34	$ 6.39
Total Return B,C,D	15.86%	11.19%	(4.25)%	18.98%	46.61%	(55.70)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.78% A	1.78%	1.64%	1.45%	1.27%	1.42%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.45%	1.45%	1.27%	1.42%
Expenses net of all reductions	1.36% A	1.41%	1.38%	1.27%	1.15%	1.25%
Net investment income (loss)	.57% A	.73%	.74% H	.66%	1.22%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,016	$ 40,624	$ 40,364	$ 49,058	$ 43,389	$ 35,517
Portfolio turnover rate G	133% A	142%	254%	490%	414%	394%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.19 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.116 per share. LTotal distributions of $.09 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.03	$ 10.00	$ 10.63	$ 9.16	$ 6.28	$ 18.38
Income from Investment Operations
Net investment income (loss) E	.02	.05	.05 H	.04	.07	.08
Net realized and unrealized gain (loss)	1.71	1.04	(.52)	1.65	2.82	(8.28)
Total from investment operations	1.73	1.09	(.47)	1.69	2.89	(8.20)
Distributions from net investment income	(.05)	(.06)	(.05)	(.06)	(.01)	(.01)
Distributions from net realized gain	-	(.01)	(.12)	(.16)	-	(3.89)
Total distributions	(.05)	(.06) L	(.16) K	(.22)	(.01)	(3.90)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 12.71	$ 11.03	$ 10.00	$ 10.63	$ 9.16	$ 6.28
Total Return B,C,D	15.73%	10.99%	(4.51)%	18.65%	46.23%	(55.79)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.00% A	2.03%	1.88%	1.69%	1.52%	1.65%
Expenses net of fee waivers, if any	1.70% A	1.70%	1.70%	1.69%	1.52%	1.65%
Expenses net of all reductions	1.61% A	1.66%	1.62%	1.51%	1.41%	1.48%
Net investment income (loss)	.32% A	.48%	.49% H	.42%	.96%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,599	$ 53,835	$ 59,914	$ 74,056	$ 78,005	$ 57,603
Portfolio turnover rate G	133% A	142%	254%	490%	414%	394%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .24%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.16 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.116 per share. LTotal distributions of $.06 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.22	$ 9.26	$ 9.84	$ 8.51	$ 5.86	$ 17.36
Income from Investment Operations
Net investment income (loss) E	(.01)	- J	- H,J	(.01)	.03	.02
Net realized and unrealized gain (loss)	1.59	.96	(.48)	1.53	2.63	(7.75)
Total from investment operations	1.58	.96	(.48)	1.52	2.66	(7.73)
Distributions from net investment income	-	-	(.01)	(.03)	(.01)	-
Distributions from net realized gain	-	-	(.09)	(.16)	-	(3.77)
Total distributions	-	-	(.10)	(.19)	(.01)	(3.77)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 11.80	$ 10.22	$ 9.26	$ 9.84	$ 8.51	$ 5.86
Total Return B,C,D	15.46%	10.37%	(4.99)%	18.03%	45.50%	(56.02)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.53% A	2.54%	2.39%	2.20%	2.02%	2.17%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20%	2.20%	2.02%	2.17%
Expenses net of all reductions	2.11% A	2.16%	2.13%	2.02%	1.90%	2.01%
Net investment income (loss)	(.19)% A	(.02)%	(.01)% H	(.09)%	.47%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,387	$ 2,745	$ 4,241	$ 8,737	$ 10,661	$ 10,356
Portfolio turnover rate G	133% A	142%	254%	490%	414%	394%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.26)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 9.23	$ 9.84	$ 8.51	$ 5.87	$ 17.42
Income from Investment Operations
Net investment income (loss) E	(.01)	- J	- H,J	(.01)	.03	.02
Net realized and unrealized gain (loss)	1.59	.96	(.49)	1.53	2.62	(7.75)
Total from investment operations	1.58	.96	(.49)	1.52	2.65	(7.73)
Distributions from net investment income	-	(.01)	(.01)	(.04)	(.01)	-
Distributions from net realized gain	-	(.01)	(.11)	(.16)	-	(3.82)
Total distributions	-	(.01) L	(.12)	(.19) K	(.01)	(3.82)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.76	$ 10.18	$ 9.23	$ 9.84	$ 8.51	$ 5.87
Total Return B,C,D	15.52%	10.41%	(5.07)%	18.12%	45.26%	(55.95)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.53% A	2.53%	2.39%	2.20%	2.02%	2.16%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20%	2.20%	2.02%	2.16%
Expenses net of all reductions	2.11% A	2.16%	2.13%	2.02%	1.90%	2.00%
Net investment income (loss)	(.18)% A	(.02)%	(.01)% H	(.09)%	.47%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,120	$ 18,090	$ 19,619	$ 24,809	$ 24,575	$ 20,973
Portfolio turnover rate G	133% A	142%	254%	490%	414%	394%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.26)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.19 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.155 per share. LTotal distributions of $.01 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.99	$ 10.87	$ 11.54	$ 9.91	$ 6.77	$ 19.49
Income from Investment Operations
Net investment income (loss) D	.05	.11	.12 G	.10	.11	.16
Net realized and unrealized gain (loss)	1.86	1.13	(.57)	1.78	3.05	(8.88)
Total from investment operations	1.91	1.24	(.45)	1.88	3.16	(8.72)
Distributions from net investment income	(.12)	(.12)	(.11)	(.09)	(.02)	(.11)
Distributions from net realized gain	-	(.01)	(.12)	(.16)	-	(3.89)
Total distributions	(.12)	(.12) K	(.22) J	(.25)	(.02)	(4.00)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 13.78	$ 11.99	$ 10.87	$ 11.54	$ 9.91	$ 6.77
Total Return B,C	16.02%	11.56%	(4.01)%	19.22%	46.85%	(55.51)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.44% A	1.48%	1.35%	1.19%	1.00%	1.12%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.19%	1.00%	1.12%
Expenses net of all reductions	1.11% A	1.16%	1.12%	1.01%	.89%	.95%
Net investment income (loss)	.82% A	.98%	1.00% G	.93%	1.48%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,053	$ 4,568	$ 4,335	$ 4,345	$ 3,292	$ 3,620
Portfolio turnover rate F	133% A	142%	254%	490%	414%	394%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .74%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.22 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.116 per share. KTotal distributions of $.12 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® International Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. . Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 22,346,412
Gross unrealized depreciation	(887,303)
Net unrealized appreciation (depreciation) on securities and other investments	$ 21,459,109

Tax cost	$ 119,404,020

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (80,031,657)
2017	(23,967,872)
Total capital loss carryforward	$ (103,999,529)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $84,314,388 and $88,397,890, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .92% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 55,034	$ 1,154
Class T	.25%	.25%	140,400	1,734
Class B	.75%	.25%	13,077	9,898
Class C	.75%	.25%	94,901	5,364
			$ 303,412	$ 18,150

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,174
Class T	2,188
Class B*	1,630
Class C*	557
$ 10,549

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 66,270.30
Class T	77,540.28
Class B	3,977.30
Class C	28,545.30
Institutional Class	5,685.21
	$ 182,017

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $667 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $164 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $14,716, including $17 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement

Class A	1.45%	$ 72,613
Class T	1.70%	85,499
Class B	2.20%	4,337
Class C	2.20%	31,280
Institutional Class	1.20%	6,487
		$ 200,216

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $56,953 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 304,584	$ 338,785
Class T	238,717	327,446
Class C	-	10,467
Institutional Class	45,720	44,996
Total	$ 589,021	$ 721,694
From net realized gain
Class A	$ -	$ 19,929
Class T	-	29,236
Class C	-	10,466
Institutional Class	-	1,956
Total	$ -	$ 61,587

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	368,073	501,429	$ 4,484,451	$ 5,286,360
Reinvestment of distributions	23,725	32,796	277,180	324,358
Shares redeemed	(370,348)	(878,467)	(4,488,879)	(9,235,475)
Net increase (decrease)	21,450	(344,242)	$ 272,752	$ (3,624,757)
Class T
Shares sold	255,905	474,830	$ 3,071,708	$ 4,927,589
Reinvestment of distributions	20,410	35,814	234,026	347,751
Shares redeemed	(547,067)	(1,620,420)	(6,477,419)	(16,560,666)
Net increase (decrease)	(270,752)	(1,109,776)	$ (3,171,685)	$ (11,285,326)
Class B
Shares sold	5,473	5,681	$ 60,916	$ 54,950
Shares redeemed	(71,785)	(195,242)	(797,289)	(1,882,798)
Net increase (decrease)	(66,312)	(189,561)	$ (736,373)	$ (1,827,848)
Class C
Shares sold	125,175	139,534	$ 1,406,769	$ 1,345,653
Reinvestment of distributions	-	2,090	-	18,836
Shares redeemed	(190,308)	(489,947)	(2,091,632)	(4,705,575)
Net increase (decrease)	(65,133)	(348,323)	$ (684,863)	$ (3,341,086)
Institutional Class
Shares sold	104,718	98,729	$ 1,351,229	$ 1,120,551
Reinvestment of distributions	3,069	3,641	38,142	38,267
Shares redeemed	(49,508)	(120,081)	(634,733)	(1,328,552)
Net increase (decrease)	58,279	(17,711)	$ 754,638	$ (169,734)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

AICAP-USAN-0613
1.784890.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

International
Capital Appreciation

Fund - Institutional Class

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.45%
Actual		$ 1,000.00	$ 1,158.60	$ 7.76
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.70%
Actual		$ 1,000.00	$ 1,157.30	$ 9.09
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class B	2.20%
Actual		$ 1,000.00	$ 1,154.60	$ 11.75
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Class C	2.20%
Actual		$ 1,000.00	$ 1,155.20	$ 11.76
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,160.20	$ 6.43
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.6	1.6
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	1.2	1.3
Sanofi SA (France, Pharmaceuticals)	1.0	0.0
Unilever PLC (United Kingdom, Food Products)	1.0	1.0
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	0.9	0.9
	5.7
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	23.2	19.3
Industrials	17.3	17.3
Financials	15.9	12.2
Consumer Staples	14.3	19.0
Information Technology	10.7	10.8
Top Five Countries as of April 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	14.4	16.0
United Kingdom	14.3	13.4
Japan	10.6	6.9
France	7.5	8.6
Germany	6.5	5.4
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
Stocks 99.5%	Stocks 99.5%
Short-Term Investments and Net Other Assets (Liabilities) 0.5%	Short-Term Investments and Net Other Assets (Liabilities) 0.5%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Australia - 1.4%
Carsales.com Ltd.	34,107	$ 341,919
Coca-Cola Amatil Ltd.	31,716	497,803
CSL Ltd.	9,420	614,849
McMillan Shakespeare Ltd.	24,220	383,161
TOTAL AUSTRALIA		1,837,732
Austria - 0.3%
Andritz AG	6,998	456,008
Bailiwick of Jersey - 1.6%
Experian PLC	31,900	560,927
UBM PLC	39,200	445,724
Wolseley PLC	11,584	572,749
WPP PLC	32,000	529,035
TOTAL BAILIWICK OF JERSEY		2,108,435
Belgium - 0.7%
Anheuser-Busch InBev SA NV (d)	9,580	920,356
Bermuda - 0.7%
Credicorp Ltd. (NY Shares)	3,020	454,782
Jardine Matheson Holdings Ltd.	6,800	441,524
TOTAL BERMUDA		896,306
Brazil - 4.1%
BM&F Bovespa SA	73,800	512,349
BR Malls Participacoes SA	39,300	463,566
CCR SA	44,800	438,428
Cielo SA	18,960	500,072
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	15,000	630,300
Iguatemi Empresa de Shopping Centers SA	33,200	396,757
Itau Unibanco Holding SA sponsored ADR	39,225	660,157
Multiplan Empreendimentos Imobiliarios SA	15,900	453,854
Qualicorp SA (a)	47,200	459,556
Souza Cruz SA	29,200	448,490
Ultrapar Participacoes SA	18,700	497,701
TOTAL BRAZIL		5,461,230
Canada - 2.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	8,700	528,589
Canadian National Railway Co.	7,400	724,465
Canadian Pacific Railway Ltd.	4,600	573,305
CGI Group, Inc. Class A (sub. vtg.) (a)	17,600	557,288
Common Stocks - continued
	Shares	Value
Canada - continued
Cineplex, Inc.	12,430	$ 422,456
Constellation Software, Inc.	3,050	416,274
TOTAL CANADA		3,222,377
Cayman Islands - 1.2%
Baidu.com, Inc. sponsored ADR (a)	4,900	420,665
Sands China Ltd.	98,000	513,985
Tencent Holdings Ltd.	19,200	658,626
TOTAL CAYMAN ISLANDS		1,593,276
Denmark - 0.7%
Novo Nordisk A/S Series B sponsored ADR	5,500	971,465
Finland - 0.8%
Kone Oyj (B Shares)	6,300	556,299
Nokian Tyres PLC	10,714	464,495
TOTAL FINLAND		1,020,794
France - 7.5%
Air Liquide SA	5,420	686,092
Bureau Veritas SA	4,100	502,423
Christian Dior SA	3,040	529,867
Dassault Systemes SA	4,100	499,993
Edenred SA	13,700	456,107
Eutelsat Communications	12,100	436,861
Ingenico SA	5,270	353,193
L'Oreal SA (d)	3,900	695,429
LVMH Moet Hennessy - Louis Vuitton SA	4,296	743,977
Pernod Ricard SA	4,500	557,070
PPR SA	2,300	505,992
Publicis Groupe SA	7,300	507,797
Safran SA	10,300	505,823
Sanofi SA	12,670	1,369,825
Schneider Electric SA (d)	9,439	719,737
Sodexo SA	5,600	467,644
Zodiac Aerospace	3,744	469,251
TOTAL FRANCE		10,007,081
Germany - 5.8%
adidas AG	5,400	563,944
BASF AG (d)	10,844	1,012,809
Bayer AG (d)	9,900	1,032,855
Bayerische Motoren Werke AG (BMW)	7,610	702,040
Common Stocks - continued
	Shares	Value
Germany - continued
Brenntag AG	3,000	$ 511,438
Duerr AG	3,100	352,650
Fresenius SE & Co. KGaA	4,100	514,140
Henkel AG & Co. KGaA	7,903	618,747
Hugo Boss AG	3,800	442,190
Linde AG	3,200	605,165
MTU Aero Engines Holdings AG (d)	4,300	406,822
SAP AG	12,120	966,230
TOTAL GERMANY		7,729,030
Hong Kong - 1.3%
AIA Group Ltd.	182,400	809,737
Galaxy Entertainment Group Ltd. (a)	113,000	506,015
Techtronic Industries Co. Ltd.	183,500	438,405
TOTAL HONG KONG		1,754,157
India - 3.7%
Asian Paints India Ltd.	5,259	458,577
Bajaj Auto Ltd.	13,617	476,956
HDFC Bank Ltd.	47,579	606,262
Housing Development Finance Corp. Ltd. (a)	37,176	586,949
ITC Ltd.	94,294	577,602
Maruti Suzuki India Ltd.	13,514	438,357
Sun Pharmaceutical Industries Ltd.	27,139	480,778
Sun TV Ltd.	48,374	375,657
Tata Consultancy Services Ltd.	18,897	485,194
Titan Industries Ltd. (a)	95,122	479,641
TOTAL INDIA		4,965,973
Indonesia - 3.4%
PT ACE Hardware Indonesia Tbk	4,064,000	409,639
PT Astra International Tbk	679,000	513,308
PT Bank Central Asia Tbk	468,500	518,011
PT Bank Rakyat Indonesia Tbk	543,000	524,987
PT Global Mediacom Tbk	1,772,000	396,410
PT Jasa Marga Tbk	672,500	463,434
PT Mitra Adiperkasa Tbk	505,000	428,515
PT Semen Gresik (Persero) Tbk	259,000	490,161
PT Surya Citra Media Tbk	1,572,500	452,866
PT Tower Bersama Infrastructure Tbk (a)	745,000	432,938
TOTAL INDONESIA		4,630,269
Common Stocks - continued
	Shares	Value
Ireland - 0.3%
Accenture PLC Class A	5,700	$ 464,208
Italy - 0.7%
Prada SpA	46,800	421,855
Tod's SpA	3,174	460,636
TOTAL ITALY		882,491
Japan - 10.6%
Bridgestone Corp.	15,100	569,925
Daihatsu Motor Co. Ltd.	21,000	416,572
Daito Trust Construction Co. Ltd.	6,200	601,159
Fanuc Corp.	4,200	633,999
Fuji Heavy Industries Ltd.	30,000	566,264
Isuzu Motors Ltd.	74,000	493,161
Japan Airport Terminal Co. Ltd.	6,400	98,739
Japan Exchange Group, Inc.	3,800	466,451
Japan Tobacco, Inc.	19,700	744,684
Kansai Paint Co. Ltd.	37,000	474,779
Keyence Corp.	1,640	520,448
Komatsu Ltd.	24,200	663,031
Makita Corp.	9,300	567,282
Mitsubishi UFJ Financial Group, Inc. sponsored ADR (d)	162,800	1,103,784
Mitsubishi UFJ Lease & Finance Co. Ltd.	60,500	341,740
Nomura Holdings, Inc. sponsored ADR	93,000	761,670
ORIX Corp.	42,400	650,599
SHIMANO, Inc.	4,500	391,971
SMC Corp.	2,700	541,276
Softbank Corp.	15,800	783,584
Sumitomo Mitsui Financial Group, Inc. ADR (d)	103,700	984,113
Sumitomo Mitsui Trust Holdings, Inc.	97,000	487,474
Sumitomo Rubber Industries Ltd.	21,600	398,846
USS Co. Ltd.	3,740	479,784
Yahoo! Japan Corp.	839	421,589
TOTAL JAPAN		14,162,924
Korea (South) - 1.2%
Samsung Electronics Co. Ltd.	1,215	1,676,455
Luxembourg - 0.6%
Eurofins Scientific SA	2,058	447,197
SES SA (France) (depositary receipt)	12,833	400,709
TOTAL LUXEMBOURG		847,906
Common Stocks - continued
	Shares	Value
Mexico - 1.8%
Bolsa Mexicana de Valores SA de CV	150,300	$ 409,471
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	4,720	535,201
Grupo Financiero Banorte S.A.B. de CV Series O	70,900	534,627
Grupo Televisa SA de CV (CPO) sponsored ADR	19,900	503,868
Mexichem S.A.B. de CV	86,200	439,366
TOTAL MEXICO		2,422,533
Netherlands - 1.5%
ASML Holding NV (Netherlands) (d)	7,939	590,764
Core Laboratories NV	2,875	416,243
Heineken Holding NV (A Shares)	8,600	517,135
LyondellBasell Industries NV Class A	7,190	436,433
TOTAL NETHERLANDS		1,960,575
Nigeria - 0.9%
Guaranty Trust Bank PLC	2,649,833	432,694
Nestle Foods Nigeria PLC	66,341	373,693
Nigerian Breweries PLC	420,097	438,443
TOTAL NIGERIA		1,244,830
Panama - 0.6%
Copa Holdings SA Class A	3,500	439,530
Intergroup Financial Services Corp.	11,564	407,168
TOTAL PANAMA		846,698
Philippines - 1.8%
Alliance Global Group, Inc.	752,000	432,845
Metropolitan Bank & Trust Co.	157,100	475,020
Security Bank Corp.	97,910	468,922
SM Investments Corp.	18,160	504,996
SM Prime Holdings, Inc.	993,450	482,550
TOTAL PHILIPPINES		2,364,333
Russia - 1.2%
Magnit OJSC GDR (Reg. S)	10,995	560,745
NOVATEK OAO GDR (Reg. S)	3,600	364,320
Sberbank (Savings Bank of the Russian Federation) (a)	207,900	661,209
TOTAL RUSSIA		1,586,274
South Africa - 2.6%
Aspen Pharmacare Holdings Ltd.	23,300	506,065
Discovery Ltd.	53,600	488,245
Life Healthcare Group Holdings Ltd.	121,100	511,607
Common Stocks - continued
	Shares	Value
South Africa - continued
Mr Price Group Ltd.	32,600	$ 468,574
Nampak Ltd.	122,000	448,382
Naspers Ltd. Class N	8,800	588,890
Shoprite Holdings Ltd.	27,400	519,359
TOTAL SOUTH AFRICA		3,531,122
Spain - 1.5%
Amadeus IT Holding SA Class A	17,300	510,686
Grifols SA ADR	15,300	477,819
Inditex SA	4,452	598,325
Viscofan Envolturas Celulosicas SA	7,800	405,136
TOTAL SPAIN		1,991,966
Sweden - 1.1%
ASSA ABLOY AB (B Shares) (d)	12,406	494,054
Atlas Copco AB (A Shares)	21,800	573,839
Elekta AB (B Shares)	30,363	466,849
TOTAL SWEDEN		1,534,742
Switzerland - 4.1%
Compagnie Financiere Richemont SA Series A	9,174	740,985
Nestle SA	29,383	2,095,378
Schindler Holding AG (Reg.)	3,410	499,141
SGS SA (Reg.)	210	507,496
Sika AG (Bearer)	175	422,537
Swatch Group AG (Bearer)	970	555,523
Syngenta AG (Switzerland)	1,654	707,117
TOTAL SWITZERLAND		5,528,177
Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	55,921	1,066,973
Thailand - 1.6%
Airports of Thailand PCL (For. Reg.)	70,500	347,095
BEC World PCL (For. Reg.)	135,100	308,405
Kasikornbank PCL (For. Reg.)	72,700	535,032
Siam Commercial Bank PCL (For. Reg.)	83,800	531,066
Thai Beverage PCL	802,000	393,935
TOTAL THAILAND		2,115,533
Turkey - 1.3%
Coca-Cola Icecek A/S	15,000	418,352
Koc Holding A/S	81,000	490,225
Common Stocks - continued
	Shares	Value
Turkey - continued
TAV Havalimanlari Holding A/S	49,000	$ 345,754
Turkiye Garanti Bankasi A/S	96,000	530,135
TOTAL TURKEY		1,784,466
United Kingdom - 14.3%
Aberdeen Asset Management PLC	65,900	459,315
Aggreko PLC	17,100	473,340
Ashtead Group PLC	48,100	438,957
British American Tobacco PLC (United Kingdom)	22,400	1,241,750
British Sky Broadcasting Group PLC	33,600	440,505
Burberry Group PLC	24,400	506,367
Compass Group PLC	45,700	601,269
Croda International PLC	11,700	450,357
Diageo PLC sponsored ADR	8,100	989,820
Domino's Pizza UK & IRL PLC	31,100	314,493
Elementis PLC	118,375	484,518
Filtrona PLC	33,600	368,740
Halma PLC	57,300	445,480
InterContinental Hotel Group PLC ADR	16,166	477,705
Intertek Group PLC	9,900	508,710
ITV PLC	243,700	476,596
Johnson Matthey PLC	13,178	496,194
Kingfisher PLC	73,400	356,984
Meggitt PLC	66,400	483,325
Next PLC	7,900	534,913
Oxford Instruments PLC	15,400	368,392
Prudential PLC	43,289	744,336
Reckitt Benckiser Group PLC	10,400	758,631
Rexam PLC	59,080	474,002
Rightmove PLC	15,400	459,534
Rolls-Royce Group PLC	38,400	674,030
Rolls-Royce Group PLC (C Shares) (a)	3,632,800	5,643
Rotork PLC	10,000	451,870
SABMiller PLC	13,700	738,128
Spectris PLC	13,200	432,639
Standard Chartered PLC (United Kingdom)	34,642	870,126
The Weir Group PLC	14,200	486,149
Travis Perkins PLC	17,500	389,813
Unilever PLC	30,300	1,312,800
Whitbread PLC	12,279	487,330
TOTAL UNITED KINGDOM		19,202,761
Common Stocks - continued
	Shares	Value
United States of America - 14.4%
Allergan, Inc.	3,769	$ 427,970
American Tower Corp.	5,600	470,344
AMETEK, Inc.	9,900	403,029
Amphenol Corp. Class A	5,704	430,766
Axiall Corp.	8,300	435,335
CBS Corp. Class B	8,660	396,455
Colgate-Palmolive Co.	3,380	403,606
Comcast Corp. Class A	10,200	421,260
Crown Castle International Corp. (a)	5,966	459,382
Cummins, Inc.	3,820	406,410
Danaher Corp.	6,769	412,503
Discovery Communications, Inc. (a)	5,400	425,628
Ecolab, Inc.	5,300	448,486
Estee Lauder Companies, Inc. Class A	6,488	449,943
FMC Corp.	7,100	430,970
Google, Inc. Class A (a)	520	428,776
Home Depot, Inc.	6,180	453,303
Lowe's Companies, Inc.	10,300	395,726
MasterCard, Inc. Class A	860	475,520
McGraw-Hill Companies, Inc.	8,104	438,507
Mead Johnson Nutrition Co. Class A	5,459	442,670
Mettler-Toledo International, Inc. (a)	2,000	417,920
Monsanto Co.	3,100	331,142
Moody's Corp.	7,500	456,375
News Corp. Class A	13,500	418,095
NIKE, Inc. Class B	6,800	432,480
Oracle Corp.	11,780	386,148
Philip Morris International, Inc.	4,442	424,611
PPG Industries, Inc.	3,080	453,191
Precision Castparts Corp.	2,013	385,067
priceline.com, Inc. (a)	600	417,594
QUALCOMM, Inc.	6,400	394,368
Roper Industries, Inc.	3,300	394,845
SBA Communications Corp. Class A (a)	5,800	458,142
Sherwin-Williams Co.	2,400	439,464
The Walt Disney Co.	7,293	458,292
Time Warner, Inc.	7,200	430,416
TransDigm Group, Inc.	2,100	308,280
Tupperware Brands Corp.	4,300	345,290
Union Pacific Corp.	2,800	414,288
United Technologies Corp.	4,581	418,199
Visa, Inc. Class A	2,700	454,842
Common Stocks - continued
	Shares	Value
United States of America - continued
W.R. Grace & Co. (a)	5,600	$ 431,816
Waters Corp. (a)	4,500	415,800
Williams-Sonoma, Inc.	6,200	332,816
Yum! Brands, Inc.	6,086	414,578
TOTAL UNITED STATES OF AMERICA		19,290,648
TOTAL COMMON STOCKS (Cost $110,190,321)		132,080,104
Nonconvertible Preferred Stocks - 1.0%

Colombia - 0.3%
Banco Davivienda SA	32,863	439,714
Germany - 0.7%
ProSiebenSat.1 Media AG	12,700	486,371
Sartorius AG (non-vtg.)	4,280	459,209
TOTAL GERMANY		945,580
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	4,569,600	7,098
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,187,573)		1,392,392
Money Market Funds - 5.5%

Fidelity Cash Central Fund, 0.13% (b)	837,230	837,230
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	6,553,403	6,553,403
TOTAL MONEY MARKET FUNDS (Cost $7,390,633)		7,390,633
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $118,768,527)		140,863,129
NET OTHER ASSETS (LIABILITIES) - (5.0)%		(6,688,618)
NET ASSETS - 100%		$ 134,174,511
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 374
Fidelity Securities Lending Cash Central Fund	14,716
Total	$ 15,090
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 31,040,069	$ 26,303,288	$ 4,283,915	$ 452,866
Consumer Staples	19,238,406	12,923,438	6,314,968	-
Energy	1,278,264	1,278,264	-	-
Financials	21,219,257	17,321,236	3,898,021	-
Health Care	9,573,904	8,204,079	1,369,825	-
Industrials	23,295,409	20,889,821	2,405,588	-
Information Technology	14,267,508	11,768,477	2,499,031	-
Materials	11,425,633	10,243,737	1,181,896	-
Telecommunication Services	2,134,046	1,350,462	783,584	-
Money Market Funds	7,390,633	7,390,633	-	-
Total Investments in Securities:	$ 140,863,129	$ 117,673,435	$ 22,736,828	$ 452,866

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 6,728,596
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $6,269,040) - See accompanying schedule: Unaffiliated issuers (cost $111,377,894)	$ 133,472,496
Fidelity Central Funds (cost $7,390,633)	7,390,633
Total Investments (cost $118,768,527)		$ 140,863,129
Foreign currency held at value (cost $89,346)		89,530
Receivable for investments sold		1,040,572
Receivable for fund shares sold		128,701
Dividends receivable		532,198
Distributions receivable from Fidelity Central Funds		10,239
Prepaid expenses		93
Receivable from investment adviser for expense reductions		36,278
Other receivables		273,949
Total assets		142,974,689

Liabilities
Payable for investments purchased	$ 1,863,444
Payable for fund shares redeemed	104,929
Accrued management fee	99,673
Distribution and service plan fees payable	51,723
Other affiliated payables	36,496
Other payables and accrued expenses	90,510
Collateral on securities loaned, at value	6,553,403
Total liabilities		8,800,178

Net Assets		$ 134,174,511
Net Assets consist of:
Paid in capital		$ 207,702,844
Undistributed net investment income		158,564
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(95,709,668)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		22,022,771
Net Assets		$ 134,174,511

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($47,015,785 ÷ 3,632,410 shares)	$ 12.94

Maximum offering price per share (100/94.25 of $12.94)	$ 13.73
Class T: Net Asset Value and redemption price per share ($58,599,006 ÷ 4,612,219 shares)	$ 12.71

Maximum offering price per share (100/96.50 of $12.71)	$ 13.17
Class B: Net Asset Value and offering price per share ($2,386,940 ÷ 202,240 shares)A	$ 11.80

Class C: Net Asset Value and offering price per share ($20,119,854 ÷ 1,711,067 shares)A	$ 11.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($6,052,926 ÷ 439,396 shares)	$ 13.78

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 1,306,220
Income from Fidelity Central Funds		15,090
Income before foreign taxes withheld		1,321,310
Less foreign taxes withheld		(97,424)
Total income		1,223,886

Expenses
Management fee Basic fee	$ 448,340
Performance adjustment	138,931
Transfer agent fees	182,017
Distribution and service plan fees	303,412
Accounting and security lending fees	32,980
Custodian fees and expenses	66,749
Independent trustees' compensation	399
Registration fees	45,303
Audit	47,097
Legal	303
Miscellaneous	502
Total expenses before reductions	1,266,033
Expense reductions	(257,169)	1,008,864
Net investment income (loss)		215,022
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $21,056)	9,394,167
Foreign currency transactions	(51,559)
Total net realized gain (loss)		9,342,608
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $46,132)	8,899,823
Assets and liabilities in foreign currencies	8,595
Total change in net unrealized appreciation (depreciation)		8,908,418
Net gain (loss)		18,251,026
Net increase (decrease) in net assets resulting from operations		$ 18,466,048

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 215,022	$ 594,021
Net realized gain (loss)	9,342,608	3,274,540
Change in net unrealized appreciation (depreciation)	8,908,418	8,551,071
Net increase (decrease) in net assets resulting from operations	18,466,048	12,419,632
Distributions to shareholders from net investment income	(589,021)	(721,694)
Distributions to shareholders from net realized gain	-	(61,587)
Total distributions	(589,021)	(783,281)
Share transactions - net increase (decrease)	(3,565,531)	(20,248,751)
Redemption fees	440	1,999
Total increase (decrease) in net assets	14,311,936	(8,610,401)

Net Assets
Beginning of period	119,862,575	128,472,976
End of period (including undistributed net investment income of $158,564 and undistributed net investment income of $532,563, respectively)	$ 134,174,511	$ 119,862,575

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.25	$ 10.21	$ 10.85	$ 9.34	$ 6.39	$ 18.64
Income from Investment Operations
Net investment income (loss) E	.03	.08	.08 H	.06	.09	.11
Net realized and unrealized gain (loss)	1.75	1.05	(.53)	1.69	2.88	(8.42)
Total from investment operations	1.78	1.13	(.45)	1.75	2.97	(8.31)
Distributions from net investment income	(.09)	(.09)	(.08)	(.08)	(.02)	(.05)
Distributions from net realized gain	-	(.01)	(.12)	(.16)	-	(3.89)
Total distributions	(.09)	(.09) L	(.19) K	(.24)	(.02)	(3.94)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 12.94	$ 11.25	$ 10.21	$ 10.85	$ 9.34	$ 6.39
Total Return B,C,D	15.86%	11.19%	(4.25)%	18.98%	46.61%	(55.70)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.78% A	1.78%	1.64%	1.45%	1.27%	1.42%
Expenses net of fee waivers, if any	1.45% A	1.45%	1.45%	1.45%	1.27%	1.42%
Expenses net of all reductions	1.36% A	1.41%	1.38%	1.27%	1.15%	1.25%
Net investment income (loss)	.57% A	.73%	.74% H	.66%	1.22%	.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 47,016	$ 40,624	$ 40,364	$ 49,058	$ 43,389	$ 35,517
Portfolio turnover rate G	133% A	142%	254%	490%	414%	394%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.19 per share is comprised of distributions from net investment income of $.077 and distributions from net realized gain of $.116 per share. LTotal distributions of $.09 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.03	$ 10.00	$ 10.63	$ 9.16	$ 6.28	$ 18.38
Income from Investment Operations
Net investment income (loss) E	.02	.05	.05 H	.04	.07	.08
Net realized and unrealized gain (loss)	1.71	1.04	(.52)	1.65	2.82	(8.28)
Total from investment operations	1.73	1.09	(.47)	1.69	2.89	(8.20)
Distributions from net investment income	(.05)	(.06)	(.05)	(.06)	(.01)	(.01)
Distributions from net realized gain	-	(.01)	(.12)	(.16)	-	(3.89)
Total distributions	(.05)	(.06) L	(.16) K	(.22)	(.01)	(3.90)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 12.71	$ 11.03	$ 10.00	$ 10.63	$ 9.16	$ 6.28
Total Return B,C,D	15.73%	10.99%	(4.51)%	18.65%	46.23%	(55.79)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.00% A	2.03%	1.88%	1.69%	1.52%	1.65%
Expenses net of fee waivers, if any	1.70% A	1.70%	1.70%	1.69%	1.52%	1.65%
Expenses net of all reductions	1.61% A	1.66%	1.62%	1.51%	1.41%	1.48%
Net investment income (loss)	.32% A	.48%	.49% H	.42%	.96%	.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,599	$ 53,835	$ 59,914	$ 74,056	$ 78,005	$ 57,603
Portfolio turnover rate G	133% A	142%	254%	490%	414%	394%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .24%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.16 per share is comprised of distributions from net investment income of $.047 and distributions from net realized gain of $.116 per share. LTotal distributions of $.06 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.22	$ 9.26	$ 9.84	$ 8.51	$ 5.86	$ 17.36
Income from Investment Operations
Net investment income (loss) E	(.01)	- J	- H,J	(.01)	.03	.02
Net realized and unrealized gain (loss)	1.59	.96	(.48)	1.53	2.63	(7.75)
Total from investment operations	1.58	.96	(.48)	1.52	2.66	(7.73)
Distributions from net investment income	-	-	(.01)	(.03)	(.01)	-
Distributions from net realized gain	-	-	(.09)	(.16)	-	(3.77)
Total distributions	-	-	(.10)	(.19)	(.01)	(3.77)
Redemption fees added to paid in capital E,J	-	-	-	-	-	-
Net asset value, end of period	$ 11.80	$ 10.22	$ 9.26	$ 9.84	$ 8.51	$ 5.86
Total Return B,C,D	15.46%	10.37%	(4.99)%	18.03%	45.50%	(56.02)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.53% A	2.54%	2.39%	2.20%	2.02%	2.17%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20%	2.20%	2.02%	2.17%
Expenses net of all reductions	2.11% A	2.16%	2.13%	2.02%	1.90%	2.01%
Net investment income (loss)	(.19)% A	(.02)%	(.01)% H	(.09)%	.47%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,387	$ 2,745	$ 4,241	$ 8,737	$ 10,661	$ 10,356
Portfolio turnover rate G	133% A	142%	254%	490%	414%	394%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.26)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.18	$ 9.23	$ 9.84	$ 8.51	$ 5.87	$ 17.42
Income from Investment Operations
Net investment income (loss) E	(.01)	- J	- H,J	(.01)	.03	.02
Net realized and unrealized gain (loss)	1.59	.96	(.49)	1.53	2.62	(7.75)
Total from investment operations	1.58	.96	(.49)	1.52	2.65	(7.73)
Distributions from net investment income	-	(.01)	(.01)	(.04)	(.01)	-
Distributions from net realized gain	-	(.01)	(.11)	(.16)	-	(3.82)
Total distributions	-	(.01) L	(.12)	(.19) K	(.01)	(3.82)
Redemption fees added to paid in capital E, J	-	-	-	-	-	-
Net asset value, end of period	$ 11.76	$ 10.18	$ 9.23	$ 9.84	$ 8.51	$ 5.87
Total Return B,C,D	15.52%	10.41%	(5.07)%	18.12%	45.26%	(55.95)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.53% A	2.53%	2.39%	2.20%	2.02%	2.16%
Expenses net of fee waivers, if any	2.20% A	2.20%	2.20%	2.20%	2.02%	2.16%
Expenses net of all reductions	2.11% A	2.16%	2.13%	2.02%	1.90%	2.00%
Net investment income (loss)	(.18)% A	(.02)%	(.01)% H	(.09)%	.47%	.20%
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,120	$ 18,090	$ 19,619	$ 24,809	$ 24,575	$ 20,973
Portfolio turnover rate G	133% A	142%	254%	490%	414%	394%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.26)%. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JAmount represents less than $.01 per share. KTotal distributions of $.19 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.155 per share. LTotal distributions of $.01 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 11.99	$ 10.87	$ 11.54	$ 9.91	$ 6.77	$ 19.49
Income from Investment Operations
Net investment income (loss) D	.05	.11	.12 G	.10	.11	.16
Net realized and unrealized gain (loss)	1.86	1.13	(.57)	1.78	3.05	(8.88)
Total from investment operations	1.91	1.24	(.45)	1.88	3.16	(8.72)
Distributions from net investment income	(.12)	(.12)	(.11)	(.09)	(.02)	(.11)
Distributions from net realized gain	-	(.01)	(.12)	(.16)	-	(3.89)
Total distributions	(.12)	(.12) K	(.22) J	(.25)	(.02)	(4.00)
Redemption fees added to paid in capital D,I	-	-	-	-	-	-
Net asset value, end of period	$ 13.78	$ 11.99	$ 10.87	$ 11.54	$ 9.91	$ 6.77
Total Return B,C	16.02%	11.56%	(4.01)%	19.22%	46.85%	(55.51)%
Ratios to Average Net Assets E,H
Expenses before reductions	1.44% A	1.48%	1.35%	1.19%	1.00%	1.12%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.19%	1.00%	1.12%
Expenses net of all reductions	1.11% A	1.16%	1.12%	1.01%	.89%	.95%
Net investment income (loss)	.82% A	.98%	1.00% G	.93%	1.48%	1.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,053	$ 4,568	$ 4,335	$ 4,345	$ 3,292	$ 3,620
Portfolio turnover rate F	133% A	142%	254%	490%	414%	394%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .74%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.22 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.116 per share. KTotal distributions of $.12 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® International Capital Appreciation Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. . Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 22,346,412
Gross unrealized depreciation	(887,303)
Net unrealized appreciation (depreciation) on securities and other investments	$ 21,459,109

Tax cost	$ 119,404,020

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (80,031,657)
2017	(23,967,872)
Total capital loss carryforward	$ (103,999,529)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $84,314,388 and $88,397,890, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .92% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 55,034	$ 1,154
Class T	.25%	.25%	140,400	1,734
Class B	.75%	.25%	13,077	9,898
Class C	.75%	.25%	94,901	5,364
			$ 303,412	$ 18,150

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,174
Class T	2,188
Class B*	1,630
Class C*	557
$ 10,549

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 66,270.30
Class T	77,540.28
Class B	3,977.30
Class C	28,545.30
Institutional Class	5,685.21
	$ 182,017

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $667 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $164 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $14,716, including $17 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement

Class A	1.45%	$ 72,613
Class T	1.70%	85,499
Class B	2.20%	4,337
Class C	2.20%	31,280
Institutional Class	1.20%	6,487
		$ 200,216

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $56,953 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 304,584	$ 338,785
Class T	238,717	327,446
Class C	-	10,467
Institutional Class	45,720	44,996
Total	$ 589,021	$ 721,694
From net realized gain
Class A	$ -	$ 19,929
Class T	-	29,236
Class C	-	10,466
Institutional Class	-	1,956
Total	$ -	$ 61,587

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	368,073	501,429	$ 4,484,451	$ 5,286,360
Reinvestment of distributions	23,725	32,796	277,180	324,358
Shares redeemed	(370,348)	(878,467)	(4,488,879)	(9,235,475)
Net increase (decrease)	21,450	(344,242)	$ 272,752	$ (3,624,757)
Class T
Shares sold	255,905	474,830	$ 3,071,708	$ 4,927,589
Reinvestment of distributions	20,410	35,814	234,026	347,751
Shares redeemed	(547,067)	(1,620,420)	(6,477,419)	(16,560,666)
Net increase (decrease)	(270,752)	(1,109,776)	$ (3,171,685)	$ (11,285,326)
Class B
Shares sold	5,473	5,681	$ 60,916	$ 54,950
Shares redeemed	(71,785)	(195,242)	(797,289)	(1,882,798)
Net increase (decrease)	(66,312)	(189,561)	$ (736,373)	$ (1,827,848)
Class C
Shares sold	125,175	139,534	$ 1,406,769	$ 1,345,653
Reinvestment of distributions	-	2,090	-	18,836
Shares redeemed	(190,308)	(489,947)	(2,091,632)	(4,705,575)
Net increase (decrease)	(65,133)	(348,323)	$ (684,863)	$ (3,341,086)
Institutional Class
Shares sold	104,718	98,729	$ 1,351,229	$ 1,120,551
Reinvestment of distributions	3,069	3,641	38,142	38,267
Shares redeemed	(49,508)	(120,081)	(634,733)	(1,328,552)
Net increase (decrease)	58,279	(17,711)	$ 754,638	$ (169,734)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)

AICAPI-USAN-0613
1.784891.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Value Leaders

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.25%
Actual		$ 1,000.00	$ 1,154.90	$ 6.68
Hypothetical A		$ 1,000.00	$ 1,018.60	$ 6.26
Class T	1.50%
Actual		$ 1,000.00	$ 1,154.60	$ 8.01
Hypothetical A		$ 1,000.00	$ 1,017.36	$ 7.50
Class B	2.00%
Actual		$ 1,000.00	$ 1,151.00	$ 10.67
Hypothetical A		$ 1,000.00	$ 1,014.88	$ 9.99
Class C	2.00%
Actual		$ 1,000.00	$ 1,151.00	$ 10.67
Hypothetical A		$ 1,000.00	$ 1,014.88	$ 9.99
Institutional Class	.93%
Actual		$ 1,000.00	$ 1,157.60	$ 4.98
Hypothetical A		$ 1,000.00	$ 1,020.18	$ 4.66

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Pfizer, Inc.	5.0	4.0
General Electric Co.	4.5	4.0
Exxon Mobil Corp.	4.4	4.5
Merck & Co., Inc.	4.0	3.2
Citigroup, Inc.	3.5	3.2
Chevron Corp.	3.3	2.9
Occidental Petroleum Corp.	2.6	1.2
Anadarko Petroleum Corp.	2.5	2.3
Yahoo!, Inc.	2.5	0.0
JPMorgan Chase & Co.	2.4	1.6
	34.7
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.2	24.5
Energy	16.5	17.1
Information Technology	12.8	8.4
Health Care	11.9	12.9
Consumer Staples	7.8	7.7
Asset Allocation (% of fund's net assets)
As of April 30, 2013*		As of October 31, 2012**
	Stocks 94.5%		Stocks and Equity Futures 95.5%
	Short-Term Investments and Net Other Assets (Liabilities) 5.5%		Short-Term Investments and Net Other Assets (Liabilities) 4.5%
* Foreign investments	1.9%	** Foreign investments	9.3%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
CONSUMER DISCRETIONARY - 5.8%
Automobiles - 0.6%
Ford Motor Co.	12,254	$ 168,002
Diversified Consumer Services - 2.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	25,069	460,518
DeVry, Inc.	6,567	183,942
		644,460
Media - 2.2%
DISH Network Corp. Class A	3,212	125,878
Washington Post Co. Class B	1,068	473,487
		599,365
Multiline Retail - 0.6%
J.C. Penney Co., Inc. (d)	9,771	160,440
TOTAL CONSUMER DISCRETIONARY		1,572,267
CONSUMER STAPLES - 7.8%
Beverages - 0.3%
PepsiCo, Inc.	900	74,223
Food & Staples Retailing - 2.6%
CVS Caremark Corp.	5,390	313,590
Wal-Mart Stores, Inc.	4,846	376,631
		690,221
Food Products - 3.1%
Kraft Foods Group, Inc.	7,806	401,931
Mondelez International, Inc.	12,095	380,388
Pinnacle Foods, Inc.	2,900	69,223
		851,542
Household Products - 1.8%
Procter & Gamble Co.	6,293	483,114
TOTAL CONSUMER STAPLES		2,099,100
ENERGY - 16.5%
Energy Equipment & Services - 3.1%
Cameron International Corp. (a)	3,223	198,376
Halliburton Co.	14,829	634,236
		832,612
Oil, Gas & Consumable Fuels - 13.4%
Anadarko Petroleum Corp.	7,978	676,215
Apache Corp.	1,400	103,432
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chevron Corp.	7,215	$ 880,302
Exxon Mobil Corp.	13,405	1,192,911
Occidental Petroleum Corp.	7,937	708,457
Phillips 66	1,142	69,605
		3,630,922
TOTAL ENERGY		4,463,534
FINANCIALS - 25.2%
Capital Markets - 3.9%
Bank of New York Mellon Corp.	6,700	189,074
E*TRADE Financial Corp. (a)	34,968	359,821
Goldman Sachs Group, Inc.	983	143,587
Raymond James Financial, Inc.	1,761	72,941
State Street Corp.	4,932	288,374
		1,053,797
Commercial Banks - 7.0%
Comerica, Inc.	1,700	61,625
Fifth Third Bancorp	21,405	364,527
KeyCorp	55,528	553,614
PNC Financial Services Group, Inc.	800	54,304
U.S. Bancorp	5,071	168,763
Wells Fargo & Co.	13,926	528,909
Zions Bancorporation	6,198	152,595
		1,884,337
Consumer Finance - 1.6%
Capital One Financial Corp.	7,500	433,350
Diversified Financial Services - 7.3%
Bank of America Corp.	30,655	377,363
Citigroup, Inc.	20,091	937,446
JPMorgan Chase & Co.	13,425	657,959
		1,972,768
Insurance - 4.8%
Allstate Corp.	3,840	189,158
American International Group, Inc. (a)	3,964	164,189
Assurant, Inc.	2,967	141,051
MetLife, Inc.	1,888	73,613
RenaissanceRe Holdings Ltd.	2,819	264,676
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	2,585	$ 227,661
XL Group PLC Class A	7,831	243,857
		1,304,205
Real Estate Investment Trusts - 0.3%
Weyerhaeuser Co.	2,389	72,888
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.	5,749	68,701
TOTAL FINANCIALS		6,790,046
HEALTH CARE - 11.9%
Health Care Providers & Services - 0.6%
HCA Holdings, Inc.	4,192	167,219
Pharmaceuticals - 11.3%
Eli Lilly & Co.	627	34,723
Johnson & Johnson	1,694	144,380
Merck & Co., Inc.	22,874	1,075,078
Pfizer, Inc.	46,301	1,345,969
Zoetis, Inc. Class A	13,800	455,676
		3,055,826
TOTAL HEALTH CARE		3,223,045
INDUSTRIALS - 7.3%
Aerospace & Defense - 2.1%
Textron, Inc.	22,442	577,882
Construction & Engineering - 0.7%
Jacobs Engineering Group, Inc. (a)	3,788	191,218
Industrial Conglomerates - 4.5%
General Electric Co.	54,147	1,206,937
TOTAL INDUSTRIALS		1,976,037
INFORMATION TECHNOLOGY - 12.8%
Communications Equipment - 0.9%
Cisco Systems, Inc.	11,764	246,103
Computers & Peripherals - 0.8%
Hewlett-Packard Co.	11,057	227,774
Internet Software & Services - 2.5%
Yahoo!, Inc. (a)	27,090	669,936
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 1.6%
Xerox Corp.	49,976	$ 428,794
Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp.	3,262	78,125
Micron Technology, Inc. (a)	25,990	244,826
		322,951
Software - 5.8%
Activision Blizzard, Inc.	23,632	353,298
Comverse, Inc.	9,935	263,576
Microsoft Corp.	3,210	106,251
Symantec Corp. (a)	19,891	483,351
Verint Systems, Inc. (a)	11,054	365,224
		1,571,700
TOTAL INFORMATION TECHNOLOGY		3,467,258
MATERIALS - 4.9%
Chemicals - 1.1%
The Dow Chemical Co.	8,641	293,016
Containers & Packaging - 0.6%
Crown Holdings, Inc. (a)	3,675	156,849
Metals & Mining - 2.3%
Freeport-McMoRan Copper & Gold, Inc.	3,749	114,082
Newmont Mining Corp.	15,612	505,829
		619,911
Paper & Forest Products - 0.9%
International Paper Co.	5,486	257,732
TOTAL MATERIALS		1,327,508
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.4%
tw telecom, inc. (a)	3,536	95,755
Wireless Telecommunication Services - 1.5%
Sprint Nextel Corp. (a)	58,950	415,598
TOTAL TELECOMMUNICATION SERVICES		511,353
Common Stocks - continued
	Shares	Value
UTILITIES - 0.4%
Multi-Utilities - 0.4%
Sempra Energy	1,172	$ 97,100
TOTAL COMMON STOCKS (Cost $24,059,354)		25,527,248
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.07% 5/30/13 (Cost $29,998)	$ 30,000	29,999
Money Market Funds - 5.4%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	1,336,744	1,336,744
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	102,968	102,968
TOTAL MONEY MARKET FUNDS (Cost $1,439,712)		1,439,712
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $25,529,064)		26,996,959
NET OTHER ASSETS (LIABILITIES) - 0.0%		10,573
NET ASSETS - 100%		$ 27,007,532
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 830
Fidelity Securities Lending Cash Central Fund	6,707
Total	$ 7,537
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,572,267	$ 1,572,267	$ -	$ -
Consumer Staples	2,099,100	2,099,100	-	-
Energy	4,463,534	4,463,534	-	-
Financials	6,790,046	6,790,046	-	-
Health Care	3,223,045	3,223,045	-	-
Industrials	1,976,037	1,976,037	-	-
Information Technology	3,467,258	3,467,258	-	-
Materials	1,327,508	1,327,508	-	-
Telecommunication Services	511,353	511,353	-	-
Utilities	97,100	97,100	-	-
U.S. Government and Government Agency Obligations	29,999	-	29,999	-
Money Market Funds	1,439,712	1,439,712	-	-
Total Investments in Securities:	$ 26,996,959	$ 26,966,960	$ 29,999	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $95,252) - See accompanying schedule: Unaffiliated issuers (cost $24,089,352)	$ 25,557,247
Fidelity Central Funds (cost $1,439,712)	1,439,712
Total Investments (cost $25,529,064)		$ 26,996,959
Receivable for investments sold		308,213
Receivable for fund shares sold		122,727
Dividends receivable		16,026
Distributions receivable from Fidelity Central Funds		390
Prepaid expenses		19
Receivable from investment adviser for expense reductions		1,947
Other receivables		1,666
Total assets		27,447,947

Liabilities
Payable for investments purchased	$ 246,181
Payable for fund shares redeemed	39,729
Accrued management fee	6,601
Distribution and service plan fees payable	9,513
Other affiliated payables	7,572
Other payables and accrued expenses	27,851
Collateral on securities loaned, at value	102,968
Total liabilities		440,415

Net Assets		$ 27,007,532
Net Assets consist of:
Paid in capital		$ 59,253,656
Distributions in excess of net investment income		(113,673)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(33,600,274)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,467,823
Net Assets		$ 27,007,532

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($14,897,043 ÷ 1,214,084 shares)	$ 12.27

Maximum offering price per share (100/94.25 of $12.27)	$ 13.02
Class T: Net Asset Value and redemption price per share ($6,362,026 ÷ 516,944 shares)	$ 12.31

Maximum offering price per share (100/96.50 of $12.31)	$ 12.76
Class B: Net Asset Value and offering price per share ($774,840 ÷ 63,495 shares)A	$ 12.20

Class C: Net Asset Value and offering price per share ($3,716,255 ÷ 308,166 shares)A	$ 12.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,257,368 ÷ 101,980 shares)	$ 12.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 286,100
Interest		5
Income from Fidelity Central Funds		7,537
Total income		293,642

Expenses
Management fee Basic fee	$ 73,394
Performance adjustment	(37,603)
Transfer agent fees	39,350
Distribution and service plan fees	55,876
Accounting and security lending fees	5,136
Custodian fees and expenses	8,315
Independent trustees' compensation	84
Registration fees	26,754
Audit	27,353
Legal	83
Miscellaneous	107
Total expenses before reductions	198,849
Expense reductions	(17,925)	180,924
Net investment income (loss)		112,718
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,376,460
Foreign currency transactions	(1,484)
Futures contracts	(11,965)
Total net realized gain (loss)		1,363,011
Change in net unrealized appreciation (depreciation) on: Investment securities	2,292,877
Assets and liabilities in foreign currencies	(23)
Futures contracts	1,484
Total change in net unrealized appreciation (depreciation)		2,294,338
Net gain (loss)		3,657,349
Net increase (decrease) in net assets resulting from operations		$ 3,770,067

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 112,718	$ 298,627
Net realized gain (loss)	1,363,011	(41,874)
Change in net unrealized appreciation (depreciation)	2,294,338	2,306,061
Net increase (decrease) in net assets resulting from operations	3,770,067	2,562,814
Distributions to shareholders from net investment income	(419,258)	(279,421)
Distributions to shareholders from net realized gain	-	(11,550)
Total distributions	(419,258)	(290,971)
Share transactions - net increase (decrease)	(2,582,802)	(5,178,957)
Total increase (decrease) in net assets	768,007	(2,907,114)

Net Assets
Beginning of period	26,239,525	29,146,639
End of period (including distributions in excess of net investment income of $113,673 and undistributed net investment income of $192,867, respectively)	$ 27,007,532	$ 26,239,525

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 9.96	$ 10.12	$ 9.30	$ 8.63	$ 16.40
Income from Investment Operations
Net investment income (loss) E	.06	.13	.10	.07 H	.09	.16
Net realized and unrealized gain (loss)	1.59	.85	(.14)	.85	.75	(7.09)
Total from investment operations	1.65	.98	(.04)	.92	.84	(6.93)
Distributions from net investment income	(.20)	(.12)	(.11)	(.09)	(.17)	(.12)
Distributions from net realized gain	-	- J	(.01)	(.01)	-	(.72)
Total distributions	(.20)	(.12)	(.12)	(.10)	(.17)	(.84) K
Net asset value, end of period	$ 12.27	$ 10.82	$ 9.96	$ 10.12	$ 9.30	$ 8.63
Total Return B,C,D	15.49%	10.00%	(.40)%	9.91%	10.13%	(44.43)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.34% A	1.28%	1.24%	1.22%	1.25%	1.26%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.24%	1.22%	1.25%	1.25%
Expenses net of all reductions	1.20% A	1.24%	1.23%	1.21%	1.25%	1.25%
Net investment income (loss)	1.02% A	1.26%	.91%	.75% H	1.10%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,897	$ 14,705	$ 15,484	$ 25,431	$ 28,585	$ 34,864
Portfolio turnover rate G	98% A	94%	161%	51%	56%	74%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .57%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.839 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.722 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 9.96	$ 10.08	$ 9.27	$ 8.58	$ 16.30
Income from Investment Operations
Net investment income (loss) E	.04	.10	.07	.05 H	.07	.13
Net realized and unrealized gain (loss)	1.61	.85	(.13)	.84	.75	(7.06)
Total from investment operations	1.65	.95	(.06)	.89	.82	(6.93)
Distributions from net investment income	(.16)	(.09)	(.05)	(.07)	(.13)	(.07)
Distributions from net realized gain	-	- J	(.01)	(.01)	-	(.72)
Total distributions	(.16)	(.09)	(.06)	(.08)	(.13)	(.79) K
Net asset value, end of period	$ 12.31	$ 10.82	$ 9.96	$ 10.08	$ 9.27	$ 8.58
Total Return B,C,D	15.46%	9.68%	(.64)%	9.62%	9.90%	(44.57)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.60% A	1.55%	1.49%	1.45%	1.50%	1.49%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.49%	1.45%	1.50%	1.49%
Expenses net of all reductions	1.45% A	1.49%	1.48%	1.45%	1.49%	1.49%
Net investment income (loss)	.77% A	1.01%	.67%	.52% H	.85%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,362	$ 6,145	$ 8,254	$ 12,735	$ 20,652	$ 22,720
Portfolio turnover rate G	98% A	94%	161%	51%	56%	74%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .33%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.790 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.722 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 9.84	$ 9.99	$ 9.18	$ 8.47	$ 16.07
Income from Investment Operations
Net investment income (loss) E	.02	.05	.02	- H,J	.03	.06
Net realized and unrealized gain (loss)	1.58	.85	(.13)	.84	.74	(6.96)
Total from investment operations	1.60	.90	(.11)	.84	.77	(6.90)
Distributions from net investment income	(.10)	(.03)	(.03)	(.02)	(.06)	-
Distributions from net realized gain	-	- J	(.01)	(.01)	-	(.70)
Total distributions	(.10)	(.04) L	(.04)	(.03)	(.06)	(.70) K
Net asset value, end of period	$ 12.20	$ 10.70	$ 9.84	$ 9.99	$ 9.18	$ 8.47
Total Return B,C,D	15.10%	9.14%	(1.14)%	9.11%	9.19%	(44.80)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.10% A	2.04%	1.99%	1.97%	2.00%	2.03%
Expenses net of fee waivers, if any	2.00% A	2.00%	1.99%	1.97%	2.00%	2.00%
Expenses net of all reductions	1.95% A	1.99%	1.98%	1.97%	2.00%	2.00%
Net investment income (loss)	.27% A	.51%	.16%	(.01)% H	.35%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 775	$ 895	$ 1,110	$ 1,605	$ 1,989	$ 2,615
Portfolio turnover rate G	98% A	94%	161%	51%	56%	74%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.698 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.698 per share.

L Total distributions of $.04 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $.004 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 9.75	$ 9.92	$ 9.11	$ 8.44	$ 16.04
Income from Investment Operations
Net investment income (loss) E	.02	.05	.02	- I,K	.03	.06
Net realized and unrealized gain (loss)	1.56	.84	(.13)	.83	.73	(6.95)
Total from investment operations	1.58	.89	(.11)	.83	.76	(6.89)
Distributions from net investment income	(.11)	(.05)	(.05)	(.02)	(.09)	-
Distributions from net realized gain	-	- K	(.01)	(.01)	-	(.71)
Total distributions	(.11)	(.05)	(.06)	(.02) M	(.09)	(.71) L
Net asset value, end of period	$ 12.06	$ 10.59	$ 9.75	$ 9.92	$ 9.11	$ 8.44
Total Return B,C,D	15.10%	9.21%	(1.18)%	9.12%	9.28%	(44.84)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.09% A	2.04%	2.00%	1.97%	2.01%	2.03%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	1.97%	2.00%	2.00%
Expenses net of all reductions	1.95% A	1.99%	1.98%	1.97%	2.00%	2.00%
Net investment income (loss)	.27% A	.51%	.16%	-% H,I	.35%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,716	$ 3,299	$ 3,775	$ 4,139	$ 4,088	$ 5,358
Portfolio turnover rate G	98% A	94%	161%	51%	56%	74%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.712 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.712 per share.

M Total distributions of $.02 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 10.04	$ 10.19	$ 9.35	$ 8.70	$ 16.51
Income from Investment Operations
Net investment income (loss) D	.08	.18	.14	.10 G	.11	.20
Net realized and unrealized gain (loss)	1.60	.83	(.15)	.86	.74	(7.13)
Total from investment operations	1.68	1.01	(.01)	.96	.85	(6.93)
Distributions from net investment income	(.24)	(.16)	(.13)	(.11)	(.20)	(.15)
Distributions from net realized gain	-	- I	(.01)	(.01)	-	(.72)
Total distributions	(.24)	(.16)	(.14)	(.12)	(.20)	(.88) J
Net asset value, end of period	$ 12.33	$ 10.89	$ 10.04	$ 10.19	$ 9.35	$ 8.70
Total Return B,C	15.76%	10.30%	(.11)%	10.28%	10.26%	(44.24)%
Ratios to Average Net Assets E,H
Expenses before reductions	.93% A	.83%	.89%	.98%	1.00%	.98%
Expenses net of fee waivers, if any	.93% A	.83%	.89%	.98%	1.00%	.98%
Expenses net of all reductions	.88% A	.82%	.88%	.97%	1.00%	.97%
Net investment income (loss)	1.34% A	1.68%	1.27%	.99% G	1.35%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,257	$ 1,195	$ 523	$ 841	$ 2,341	$ 2,021
Portfolio turnover rate F	98% A	94%	161%	51%	56%	74%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .81%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.876 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.722 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Value Leaders Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

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3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,011,689
Gross unrealized depreciation	(2,064,705)
Net unrealized appreciation (depreciation) on securities and other investments	$ 946,984

Tax cost	$ 26,049,975

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (19,194,348)
2017	(14,819,668)
2019	(169,201)
Total with expiration	(34,183,217)
No expiration
Short-term	(210,874)
Long-term	(29,961)
Total no expiration	(240,835)
Total capital loss carryforward	$ (34,424,052)

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $(11,965) and a change in net unrealized appreciation (depreciation) of $1,484 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $12,493,893 and $15,269,457, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .27% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 18,299	$ 229
Class T	.25%	.25%	15,452	173
Class B	.75%	.25%	4,161	3,121
Class C	.75%	.25%	17,964	1,694
			$ 55,876	$ 5,217

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,789
Class T	526
Class B*	362
Class C*	154
$ 5,831

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 22,100.30
Class T	9,574.31
Class B	1,261.30
Class C	5,467.30
Institutional Class	948.16
	$ 39,350

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,011 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $34 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a

Semiannual Report

8. Security Lending - continued

broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,707, including $855 from securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$ 6,296
Class T	1.50%	3,014
Class B	2.00%	394
Class C	2.00%	1,542
		$ 11,246

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,676 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody by $3.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 265,618	$ 180,927
Class T	87,579	68,454
Class B	8,055	3,401
Class C	34,963	18,732
Institutional Class	23,043	7,907
Total	$ 419,258	$ 279,421
From net realized gain
Class A	$ -	$ 6,239
Class T	-	3,111
Class B	-	439
Class C	-	1,561
Institutional Class	-	200
Total	$ -	$ 11,550

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	93,121	281,767	$ 1,080,073	$ 2,860,417
Reinvestment of distributions	23,948	18,760	256,986	179,532
Shares redeemed	(262,578)	(496,141)	(2,982,094)	(5,059,962)
Net increase (decrease)	(145,509)	(195,614)	$ (1,645,035)	$ (2,020,013)
Class T
Shares sold	20,966	48,701	$ 239,376	$ 501,218
Reinvestment of distributions	7,985	7,282	86,093	69,834
Shares redeemed	(79,744)	(317,050)	(903,876)	(3,256,292)
Net increase (decrease)	(50,793)	(261,067)	$ (578,407)	$ (2,685,240)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class B
Shares sold	234	26	$ 2,447	$ 248
Reinvestment of distributions	676	355	7,246	3,383
Shares redeemed	(21,018)	(29,605)	(237,069)	(301,504)
Net increase (decrease)	(20,108)	(29,224)	$ (227,376)	$ (297,873)
Class C
Shares sold	40,943	47,718	$ 464,703	$ 476,581
Reinvestment of distributions	3,063	1,986	32,411	18,732
Shares redeemed	(47,426)	(125,244)	(547,332)	(1,268,866)
Net increase (decrease)	(3,420)	(75,540)	$ (50,218)	$ (773,553)
Institutional Class
Shares sold	14,333	90,752	$ 166,714	$ 942,038
Reinvestment of distributions	2,131	750	22,951	7,203
Shares redeemed	(24,187)	(33,948)	(271,431)	(351,519)
Net increase (decrease)	(7,723)	57,554	$ (81,766)	$ 597,722

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Company

Boston, MA

(Fidelity Investment logo)(registered trademark)

AVLF-USAN-0613
1.800655.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Value Leaders

Fund - Institutional Class

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.25%
Actual		$ 1,000.00	$ 1,154.90	$ 6.68
Hypothetical A		$ 1,000.00	$ 1,018.60	$ 6.26
Class T	1.50%
Actual		$ 1,000.00	$ 1,154.60	$ 8.01
Hypothetical A		$ 1,000.00	$ 1,017.36	$ 7.50
Class B	2.00%
Actual		$ 1,000.00	$ 1,151.00	$ 10.67
Hypothetical A		$ 1,000.00	$ 1,014.88	$ 9.99
Class C	2.00%
Actual		$ 1,000.00	$ 1,151.00	$ 10.67
Hypothetical A		$ 1,000.00	$ 1,014.88	$ 9.99
Institutional Class	.93%
Actual		$ 1,000.00	$ 1,157.60	$ 4.98
Hypothetical A		$ 1,000.00	$ 1,020.18	$ 4.66

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Pfizer, Inc.	5.0	4.0
General Electric Co.	4.5	4.0
Exxon Mobil Corp.	4.4	4.5
Merck & Co., Inc.	4.0	3.2
Citigroup, Inc.	3.5	3.2
Chevron Corp.	3.3	2.9
Occidental Petroleum Corp.	2.6	1.2
Anadarko Petroleum Corp.	2.5	2.3
Yahoo!, Inc.	2.5	0.0
JPMorgan Chase & Co.	2.4	1.6
	34.7
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.2	24.5
Energy	16.5	17.1
Information Technology	12.8	8.4
Health Care	11.9	12.9
Consumer Staples	7.8	7.7
Asset Allocation (% of fund's net assets)
As of April 30, 2013*		As of October 31, 2012**
	Stocks 94.5%		Stocks and Equity Futures 95.5%
	Short-Term Investments and Net Other Assets (Liabilities) 5.5%		Short-Term Investments and Net Other Assets (Liabilities) 4.5%
* Foreign investments	1.9%	** Foreign investments	9.3%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
CONSUMER DISCRETIONARY - 5.8%
Automobiles - 0.6%
Ford Motor Co.	12,254	$ 168,002
Diversified Consumer Services - 2.4%
Apollo Group, Inc. Class A (non-vtg.) (a)	25,069	460,518
DeVry, Inc.	6,567	183,942
		644,460
Media - 2.2%
DISH Network Corp. Class A	3,212	125,878
Washington Post Co. Class B	1,068	473,487
		599,365
Multiline Retail - 0.6%
J.C. Penney Co., Inc. (d)	9,771	160,440
TOTAL CONSUMER DISCRETIONARY		1,572,267
CONSUMER STAPLES - 7.8%
Beverages - 0.3%
PepsiCo, Inc.	900	74,223
Food & Staples Retailing - 2.6%
CVS Caremark Corp.	5,390	313,590
Wal-Mart Stores, Inc.	4,846	376,631
		690,221
Food Products - 3.1%
Kraft Foods Group, Inc.	7,806	401,931
Mondelez International, Inc.	12,095	380,388
Pinnacle Foods, Inc.	2,900	69,223
		851,542
Household Products - 1.8%
Procter & Gamble Co.	6,293	483,114
TOTAL CONSUMER STAPLES		2,099,100
ENERGY - 16.5%
Energy Equipment & Services - 3.1%
Cameron International Corp. (a)	3,223	198,376
Halliburton Co.	14,829	634,236
		832,612
Oil, Gas & Consumable Fuels - 13.4%
Anadarko Petroleum Corp.	7,978	676,215
Apache Corp.	1,400	103,432
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chevron Corp.	7,215	$ 880,302
Exxon Mobil Corp.	13,405	1,192,911
Occidental Petroleum Corp.	7,937	708,457
Phillips 66	1,142	69,605
		3,630,922
TOTAL ENERGY		4,463,534
FINANCIALS - 25.2%
Capital Markets - 3.9%
Bank of New York Mellon Corp.	6,700	189,074
E*TRADE Financial Corp. (a)	34,968	359,821
Goldman Sachs Group, Inc.	983	143,587
Raymond James Financial, Inc.	1,761	72,941
State Street Corp.	4,932	288,374
		1,053,797
Commercial Banks - 7.0%
Comerica, Inc.	1,700	61,625
Fifth Third Bancorp	21,405	364,527
KeyCorp	55,528	553,614
PNC Financial Services Group, Inc.	800	54,304
U.S. Bancorp	5,071	168,763
Wells Fargo & Co.	13,926	528,909
Zions Bancorporation	6,198	152,595
		1,884,337
Consumer Finance - 1.6%
Capital One Financial Corp.	7,500	433,350
Diversified Financial Services - 7.3%
Bank of America Corp.	30,655	377,363
Citigroup, Inc.	20,091	937,446
JPMorgan Chase & Co.	13,425	657,959
		1,972,768
Insurance - 4.8%
Allstate Corp.	3,840	189,158
American International Group, Inc. (a)	3,964	164,189
Assurant, Inc.	2,967	141,051
MetLife, Inc.	1,888	73,613
RenaissanceRe Holdings Ltd.	2,819	264,676
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	2,585	$ 227,661
XL Group PLC Class A	7,831	243,857
		1,304,205
Real Estate Investment Trusts - 0.3%
Weyerhaeuser Co.	2,389	72,888
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.	5,749	68,701
TOTAL FINANCIALS		6,790,046
HEALTH CARE - 11.9%
Health Care Providers & Services - 0.6%
HCA Holdings, Inc.	4,192	167,219
Pharmaceuticals - 11.3%
Eli Lilly & Co.	627	34,723
Johnson & Johnson	1,694	144,380
Merck & Co., Inc.	22,874	1,075,078
Pfizer, Inc.	46,301	1,345,969
Zoetis, Inc. Class A	13,800	455,676
		3,055,826
TOTAL HEALTH CARE		3,223,045
INDUSTRIALS - 7.3%
Aerospace & Defense - 2.1%
Textron, Inc.	22,442	577,882
Construction & Engineering - 0.7%
Jacobs Engineering Group, Inc. (a)	3,788	191,218
Industrial Conglomerates - 4.5%
General Electric Co.	54,147	1,206,937
TOTAL INDUSTRIALS		1,976,037
INFORMATION TECHNOLOGY - 12.8%
Communications Equipment - 0.9%
Cisco Systems, Inc.	11,764	246,103
Computers & Peripherals - 0.8%
Hewlett-Packard Co.	11,057	227,774
Internet Software & Services - 2.5%
Yahoo!, Inc. (a)	27,090	669,936
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 1.6%
Xerox Corp.	49,976	$ 428,794
Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp.	3,262	78,125
Micron Technology, Inc. (a)	25,990	244,826
		322,951
Software - 5.8%
Activision Blizzard, Inc.	23,632	353,298
Comverse, Inc.	9,935	263,576
Microsoft Corp.	3,210	106,251
Symantec Corp. (a)	19,891	483,351
Verint Systems, Inc. (a)	11,054	365,224
		1,571,700
TOTAL INFORMATION TECHNOLOGY		3,467,258
MATERIALS - 4.9%
Chemicals - 1.1%
The Dow Chemical Co.	8,641	293,016
Containers & Packaging - 0.6%
Crown Holdings, Inc. (a)	3,675	156,849
Metals & Mining - 2.3%
Freeport-McMoRan Copper & Gold, Inc.	3,749	114,082
Newmont Mining Corp.	15,612	505,829
		619,911
Paper & Forest Products - 0.9%
International Paper Co.	5,486	257,732
TOTAL MATERIALS		1,327,508
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.4%
tw telecom, inc. (a)	3,536	95,755
Wireless Telecommunication Services - 1.5%
Sprint Nextel Corp. (a)	58,950	415,598
TOTAL TELECOMMUNICATION SERVICES		511,353
Common Stocks - continued
	Shares	Value
UTILITIES - 0.4%
Multi-Utilities - 0.4%
Sempra Energy	1,172	$ 97,100
TOTAL COMMON STOCKS (Cost $24,059,354)		25,527,248
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.07% 5/30/13 (Cost $29,998)	$ 30,000	29,999
Money Market Funds - 5.4%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	1,336,744	1,336,744
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	102,968	102,968
TOTAL MONEY MARKET FUNDS (Cost $1,439,712)		1,439,712
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $25,529,064)		26,996,959
NET OTHER ASSETS (LIABILITIES) - 0.0%		10,573
NET ASSETS - 100%		$ 27,007,532
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 830
Fidelity Securities Lending Cash Central Fund	6,707
Total	$ 7,537
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,572,267	$ 1,572,267	$ -	$ -
Consumer Staples	2,099,100	2,099,100	-	-
Energy	4,463,534	4,463,534	-	-
Financials	6,790,046	6,790,046	-	-
Health Care	3,223,045	3,223,045	-	-
Industrials	1,976,037	1,976,037	-	-
Information Technology	3,467,258	3,467,258	-	-
Materials	1,327,508	1,327,508	-	-
Telecommunication Services	511,353	511,353	-	-
Utilities	97,100	97,100	-	-
U.S. Government and Government Agency Obligations	29,999	-	29,999	-
Money Market Funds	1,439,712	1,439,712	-	-
Total Investments in Securities:	$ 26,996,959	$ 26,966,960	$ 29,999	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $95,252) - See accompanying schedule: Unaffiliated issuers (cost $24,089,352)	$ 25,557,247
Fidelity Central Funds (cost $1,439,712)	1,439,712
Total Investments (cost $25,529,064)		$ 26,996,959
Receivable for investments sold		308,213
Receivable for fund shares sold		122,727
Dividends receivable		16,026
Distributions receivable from Fidelity Central Funds		390
Prepaid expenses		19
Receivable from investment adviser for expense reductions		1,947
Other receivables		1,666
Total assets		27,447,947

Liabilities
Payable for investments purchased	$ 246,181
Payable for fund shares redeemed	39,729
Accrued management fee	6,601
Distribution and service plan fees payable	9,513
Other affiliated payables	7,572
Other payables and accrued expenses	27,851
Collateral on securities loaned, at value	102,968
Total liabilities		440,415

Net Assets		$ 27,007,532
Net Assets consist of:
Paid in capital		$ 59,253,656
Distributions in excess of net investment income		(113,673)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(33,600,274)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,467,823
Net Assets		$ 27,007,532

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($14,897,043 ÷ 1,214,084 shares)	$ 12.27

Maximum offering price per share (100/94.25 of $12.27)	$ 13.02
Class T: Net Asset Value and redemption price per share ($6,362,026 ÷ 516,944 shares)	$ 12.31

Maximum offering price per share (100/96.50 of $12.31)	$ 12.76
Class B: Net Asset Value and offering price per share ($774,840 ÷ 63,495 shares)A	$ 12.20

Class C: Net Asset Value and offering price per share ($3,716,255 ÷ 308,166 shares)A	$ 12.06

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,257,368 ÷ 101,980 shares)	$ 12.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 286,100
Interest		5
Income from Fidelity Central Funds		7,537
Total income		293,642

Expenses
Management fee Basic fee	$ 73,394
Performance adjustment	(37,603)
Transfer agent fees	39,350
Distribution and service plan fees	55,876
Accounting and security lending fees	5,136
Custodian fees and expenses	8,315
Independent trustees' compensation	84
Registration fees	26,754
Audit	27,353
Legal	83
Miscellaneous	107
Total expenses before reductions	198,849
Expense reductions	(17,925)	180,924
Net investment income (loss)		112,718
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,376,460
Foreign currency transactions	(1,484)
Futures contracts	(11,965)
Total net realized gain (loss)		1,363,011
Change in net unrealized appreciation (depreciation) on: Investment securities	2,292,877
Assets and liabilities in foreign currencies	(23)
Futures contracts	1,484
Total change in net unrealized appreciation (depreciation)		2,294,338
Net gain (loss)		3,657,349
Net increase (decrease) in net assets resulting from operations		$ 3,770,067

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 112,718	$ 298,627
Net realized gain (loss)	1,363,011	(41,874)
Change in net unrealized appreciation (depreciation)	2,294,338	2,306,061
Net increase (decrease) in net assets resulting from operations	3,770,067	2,562,814
Distributions to shareholders from net investment income	(419,258)	(279,421)
Distributions to shareholders from net realized gain	-	(11,550)
Total distributions	(419,258)	(290,971)
Share transactions - net increase (decrease)	(2,582,802)	(5,178,957)
Total increase (decrease) in net assets	768,007	(2,907,114)

Net Assets
Beginning of period	26,239,525	29,146,639
End of period (including distributions in excess of net investment income of $113,673 and undistributed net investment income of $192,867, respectively)	$ 27,007,532	$ 26,239,525

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 9.96	$ 10.12	$ 9.30	$ 8.63	$ 16.40
Income from Investment Operations
Net investment income (loss) E	.06	.13	.10	.07 H	.09	.16
Net realized and unrealized gain (loss)	1.59	.85	(.14)	.85	.75	(7.09)
Total from investment operations	1.65	.98	(.04)	.92	.84	(6.93)
Distributions from net investment income	(.20)	(.12)	(.11)	(.09)	(.17)	(.12)
Distributions from net realized gain	-	- J	(.01)	(.01)	-	(.72)
Total distributions	(.20)	(.12)	(.12)	(.10)	(.17)	(.84) K
Net asset value, end of period	$ 12.27	$ 10.82	$ 9.96	$ 10.12	$ 9.30	$ 8.63
Total Return B,C,D	15.49%	10.00%	(.40)%	9.91%	10.13%	(44.43)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.34% A	1.28%	1.24%	1.22%	1.25%	1.26%
Expenses net of fee waivers, if any	1.25% A	1.25%	1.24%	1.22%	1.25%	1.25%
Expenses net of all reductions	1.20% A	1.24%	1.23%	1.21%	1.25%	1.25%
Net investment income (loss)	1.02% A	1.26%	.91%	.75% H	1.10%	1.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,897	$ 14,705	$ 15,484	$ 25,431	$ 28,585	$ 34,864
Portfolio turnover rate G	98% A	94%	161%	51%	56%	74%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .57%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.839 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.722 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.82	$ 9.96	$ 10.08	$ 9.27	$ 8.58	$ 16.30
Income from Investment Operations
Net investment income (loss) E	.04	.10	.07	.05 H	.07	.13
Net realized and unrealized gain (loss)	1.61	.85	(.13)	.84	.75	(7.06)
Total from investment operations	1.65	.95	(.06)	.89	.82	(6.93)
Distributions from net investment income	(.16)	(.09)	(.05)	(.07)	(.13)	(.07)
Distributions from net realized gain	-	- J	(.01)	(.01)	-	(.72)
Total distributions	(.16)	(.09)	(.06)	(.08)	(.13)	(.79) K
Net asset value, end of period	$ 12.31	$ 10.82	$ 9.96	$ 10.08	$ 9.27	$ 8.58
Total Return B,C,D	15.46%	9.68%	(.64)%	9.62%	9.90%	(44.57)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.60% A	1.55%	1.49%	1.45%	1.50%	1.49%
Expenses net of fee waivers, if any	1.50% A	1.50%	1.49%	1.45%	1.50%	1.49%
Expenses net of all reductions	1.45% A	1.49%	1.48%	1.45%	1.49%	1.49%
Net investment income (loss)	.77% A	1.01%	.67%	.52% H	.85%	.97%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,362	$ 6,145	$ 8,254	$ 12,735	$ 20,652	$ 22,720
Portfolio turnover rate G	98% A	94%	161%	51%	56%	74%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .33%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.790 per share is comprised of distributions from net investment income of $.068 and distributions from net realized gain of $.722 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 9.84	$ 9.99	$ 9.18	$ 8.47	$ 16.07
Income from Investment Operations
Net investment income (loss) E	.02	.05	.02	- H,J	.03	.06
Net realized and unrealized gain (loss)	1.58	.85	(.13)	.84	.74	(6.96)
Total from investment operations	1.60	.90	(.11)	.84	.77	(6.90)
Distributions from net investment income	(.10)	(.03)	(.03)	(.02)	(.06)	-
Distributions from net realized gain	-	- J	(.01)	(.01)	-	(.70)
Total distributions	(.10)	(.04) L	(.04)	(.03)	(.06)	(.70) K
Net asset value, end of period	$ 12.20	$ 10.70	$ 9.84	$ 9.99	$ 9.18	$ 8.47
Total Return B,C,D	15.10%	9.14%	(1.14)%	9.11%	9.19%	(44.80)%
Ratios to Average Net Assets F,I
Expenses before reductions	2.10% A	2.04%	1.99%	1.97%	2.00%	2.03%
Expenses net of fee waivers, if any	2.00% A	2.00%	1.99%	1.97%	2.00%	2.00%
Expenses net of all reductions	1.95% A	1.99%	1.98%	1.97%	2.00%	2.00%
Net investment income (loss)	.27% A	.51%	.16%	(.01)% H	.35%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 775	$ 895	$ 1,110	$ 1,605	$ 1,989	$ 2,615
Portfolio turnover rate G	98% A	94%	161%	51%	56%	74%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.698 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.698 per share.

L Total distributions of $.04 per share is comprised of distributions from net investment income of $.031 and distributions from net realized gain of $.004 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.59	$ 9.75	$ 9.92	$ 9.11	$ 8.44	$ 16.04
Income from Investment Operations
Net investment income (loss) E	.02	.05	.02	- I,K	.03	.06
Net realized and unrealized gain (loss)	1.56	.84	(.13)	.83	.73	(6.95)
Total from investment operations	1.58	.89	(.11)	.83	.76	(6.89)
Distributions from net investment income	(.11)	(.05)	(.05)	(.02)	(.09)	-
Distributions from net realized gain	-	- K	(.01)	(.01)	-	(.71)
Total distributions	(.11)	(.05)	(.06)	(.02) M	(.09)	(.71) L
Net asset value, end of period	$ 12.06	$ 10.59	$ 9.75	$ 9.92	$ 9.11	$ 8.44
Total Return B,C,D	15.10%	9.21%	(1.18)%	9.12%	9.28%	(44.84)%
Ratios to Average Net Assets F,J
Expenses before reductions	2.09% A	2.04%	2.00%	1.97%	2.01%	2.03%
Expenses net of fee waivers, if any	2.00% A	2.00%	2.00%	1.97%	2.00%	2.00%
Expenses net of all reductions	1.95% A	1.99%	1.98%	1.97%	2.00%	2.00%
Net investment income (loss)	.27% A	.51%	.16%	-% H,I	.35%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,716	$ 3,299	$ 3,775	$ 4,139	$ 4,088	$ 5,358
Portfolio turnover rate G	98% A	94%	161%	51%	56%	74%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.19)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

L Total distributions of $.712 per share is comprised of distributions from net investment income of $.000 and distributions from net realized gain of $.712 per share.

M Total distributions of $.02 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.89	$ 10.04	$ 10.19	$ 9.35	$ 8.70	$ 16.51
Income from Investment Operations
Net investment income (loss) D	.08	.18	.14	.10 G	.11	.20
Net realized and unrealized gain (loss)	1.60	.83	(.15)	.86	.74	(7.13)
Total from investment operations	1.68	1.01	(.01)	.96	.85	(6.93)
Distributions from net investment income	(.24)	(.16)	(.13)	(.11)	(.20)	(.15)
Distributions from net realized gain	-	- I	(.01)	(.01)	-	(.72)
Total distributions	(.24)	(.16)	(.14)	(.12)	(.20)	(.88) J
Net asset value, end of period	$ 12.33	$ 10.89	$ 10.04	$ 10.19	$ 9.35	$ 8.70
Total Return B,C	15.76%	10.30%	(.11)%	10.28%	10.26%	(44.24)%
Ratios to Average Net Assets E,H
Expenses before reductions	.93% A	.83%	.89%	.98%	1.00%	.98%
Expenses net of fee waivers, if any	.93% A	.83%	.89%	.98%	1.00%	.98%
Expenses net of all reductions	.88% A	.82%	.88%	.97%	1.00%	.97%
Net investment income (loss)	1.34% A	1.68%	1.27%	.99% G	1.35%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,257	$ 1,195	$ 523	$ 841	$ 2,341	$ 2,021
Portfolio turnover rate F	98% A	94%	161%	51%	56%	74%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .81%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.876 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.722 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Value Leaders Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, partnerships, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,011,689
Gross unrealized depreciation	(2,064,705)
Net unrealized appreciation (depreciation) on securities and other investments	$ 946,984

Tax cost	$ 26,049,975

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$ (19,194,348)
2017	(14,819,668)
2019	(169,201)
Total with expiration	(34,183,217)
No expiration
Short-term	(210,874)
Long-term	(29,961)
Total no expiration	(240,835)
Total capital loss carryforward	$ (34,424,052)

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Futures Contracts - continued

daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $(11,965) and a change in net unrealized appreciation (depreciation) of $1,484 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $12,493,893 and $15,269,457, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .27% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period,

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 18,299	$ 229
Class T	.25%	.25%	15,452	173
Class B	.75%	.25%	4,161	3,121
Class C	.75%	.25%	17,964	1,694
			$ 55,876	$ 5,217

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,789
Class T	526
Class B*	362
Class C*	154
$ 5,831

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

respective classes of the Fund. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 22,100.30
Class T	9,574.31
Class B	1,261.30
Class C	5,467.30
Institutional Class	948.16
	$ 39,350

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,011 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $34 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a

Semiannual Report

8. Security Lending - continued

broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $6,707, including $855 from securities loaned to FCM.

9. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.25%	$ 6,296
Class T	1.50%	3,014
Class B	2.00%	394
Class C	2.00%	1,542
		$ 11,246

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,676 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody by $3.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 265,618	$ 180,927
Class T	87,579	68,454
Class B	8,055	3,401
Class C	34,963	18,732
Institutional Class	23,043	7,907
Total	$ 419,258	$ 279,421
From net realized gain
Class A	$ -	$ 6,239
Class T	-	3,111
Class B	-	439
Class C	-	1,561
Institutional Class	-	200
Total	$ -	$ 11,550

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	93,121	281,767	$ 1,080,073	$ 2,860,417
Reinvestment of distributions	23,948	18,760	256,986	179,532
Shares redeemed	(262,578)	(496,141)	(2,982,094)	(5,059,962)
Net increase (decrease)	(145,509)	(195,614)	$ (1,645,035)	$ (2,020,013)
Class T
Shares sold	20,966	48,701	$ 239,376	$ 501,218
Reinvestment of distributions	7,985	7,282	86,093	69,834
Shares redeemed	(79,744)	(317,050)	(903,876)	(3,256,292)
Net increase (decrease)	(50,793)	(261,067)	$ (578,407)	$ (2,685,240)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class B
Shares sold	234	26	$ 2,447	$ 248
Reinvestment of distributions	676	355	7,246	3,383
Shares redeemed	(21,018)	(29,605)	(237,069)	(301,504)
Net increase (decrease)	(20,108)	(29,224)	$ (227,376)	$ (297,873)
Class C
Shares sold	40,943	47,718	$ 464,703	$ 476,581
Reinvestment of distributions	3,063	1,986	32,411	18,732
Shares redeemed	(47,426)	(125,244)	(547,332)	(1,268,866)
Net increase (decrease)	(3,420)	(75,540)	$ (50,218)	$ (773,553)
Institutional Class
Shares sold	14,333	90,752	$ 166,714	$ 942,038
Reinvestment of distributions	2,131	750	22,951	7,203
Shares redeemed	(24,187)	(33,948)	(271,431)	(351,519)
Net increase (decrease)	(7,723)	57,554	$ (81,766)	$ 597,722

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Company

Boston, MA

(Fidelity Investment logo)(registered trademark)

AVLFI-USAN-0613
1.800658.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Markets

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.60%
Actual		$ 1,000.00	$ 1,100.10	$ 8.33
HypotheticalA		$ 1,000.00	$ 1,016.86	$ 8.00
Class T	1.85%
Actual		$ 1,000.00	$ 1,098.70	$ 9.63
HypotheticalA		$ 1,000.00	$ 1,015.62	$ 9.25
Class B	2.35%
Actual		$ 1,000.00	$ 1,096.00	$ 12.21
HypotheticalA		$ 1,000.00	$ 1,013.14	$ 11.73
Class C	2.35%
Actual		$ 1,000.00	$ 1,095.90	$ 12.21
HypotheticalA		$ 1,000.00	$ 1,013.14	$ 11.73
Institutional Class	1.27%
Actual		$ 1,000.00	$ 1,102.10	$ 6.62
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.36

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	4.8	4.4
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.8	1.2
America Movil S.A.B. de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	1.5	0.0
Itau Unibanco Holding SA sponsored ADR (Brazil, Commercial Banks)	1.4	1.5
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR (Brazil, Beverages)	1.4	1.4
	11.9
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.4	22.3
Consumer Discretionary	18.9	18.0
Information Technology	16.0	13.5
Consumer Staples	14.1	11.0
Industrials	12.9	9.5
Top Five Countries as of April 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	11.7	12.1
India	10.3	7.8
Korea (South)	8.7	13.4
Indonesia	7.5	7.2
Mexico	7.2	3.1
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
Stocks 98.8%	Stocks and Investment Companies 98.5%
Short-Term Investments and Net Other Assets (Liabilities) 1.2%	Short-Term Investments and Net Other Assets (Liabilities) 1.5%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Bailiwick of Jersey - 0.3%
WPP PLC	96,000	$ 1,587,104
Bermuda - 1.7%
Brilliance China Automotive Holdings Ltd. (a)	1,944,000	2,379,851
Credicorp Ltd. (NY Shares)	21,750	3,275,333
Jardine Matheson Holdings Ltd.	29,200	1,895,956
TOTAL BERMUDA		7,551,140
Brazil - 11.3%
BM&F Bovespa SA	498,000	3,457,314
BR Malls Participacoes SA	231,700	2,733,035
BTG Pactual Participations Ltd. unit	127,700	2,104,345
CCR SA	305,200	2,986,788
Cielo SA	119,880	3,161,848
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (d)	51,351	2,853,062
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	148,976	6,259,972
Iguatemi Empresa de Shopping Centers SA	156,300	1,867,866
Itau Unibanco Holding SA sponsored ADR	381,099	6,413,896
Localiza Rent A Car SA	122,100	2,168,904
Multiplan Empreendimentos Imobiliarios SA	88,208	2,517,835
Multiplus SA	124,200	2,047,290
Qualicorp SA (a)	226,300	2,203,336
Souza Cruz SA	184,300	2,830,708
Tegma Gestao Logistica SA	121,600	1,633,691
Totvs SA	114,447	2,151,941
Ultrapar Participacoes SA	115,200	3,066,050
Weg SA	32,700	432,786
TOTAL BRAZIL		50,890,667
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (e)	66,700	1,800,900
Canada - 0.0%
Ivanplats Ltd. (e)	84,516	251,673
Cayman Islands - 3.7%
Baidu.com, Inc. sponsored ADR (a)	25,283	2,170,546
Biostime International Holdings Ltd.	310,500	1,788,541
Eurasia Drilling Co. Ltd. GDR (Reg. S)	56,063	2,192,063
Haitian International Holdings Ltd.	1,385,000	2,370,160
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Sands China Ltd.	372,400	$ 1,953,143
Tencent Holdings Ltd.	180,900	6,205,496
TOTAL CAYMAN ISLANDS		16,679,949
Chile - 0.5%
Compania Cervecerias Unidas SA sponsored ADR (d)	63,926	2,207,365
China - 2.0%
China Pacific Insurance Group Co. Ltd. (H Shares)	831,000	2,987,687
Dongfeng Motor Group Co. Ltd. (H Shares)	1,632,000	2,431,128
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	465,500	3,686,137
TOTAL CHINA		9,104,952
Colombia - 1.0%
Almacenes Exito SA	122,863	2,014,187
Grupo de Inversiones Suramerica	118,465	2,499,010
TOTAL COLOMBIA		4,513,197
Denmark - 0.4%
Novo Nordisk A/S Series B sponsored ADR	10,707	1,891,177
Finland - 0.9%
Kone Oyj (B Shares)	24,000	2,119,236
Nokian Tyres PLC	44,300	1,920,582
TOTAL FINLAND		4,039,818
France - 1.6%
Christian Dior SA	10,964	1,911,007
LVMH Moet Hennessy - Louis Vuitton SA	11,112	1,924,364
PPR SA	7,200	1,583,975
Sanofi SA sponsored ADR	34,700	1,851,245
TOTAL FRANCE		7,270,591
Germany - 0.4%
SAP AG	20,851	1,662,282
Ghana - 0.9%
Ecobank Transnational, Inc.	41,798,500	3,968,212
Hong Kong - 0.9%
AIA Group Ltd.	455,200	2,020,791
Galaxy Entertainment Group Ltd. (a)	486,000	2,176,311
TOTAL HONG KONG		4,197,102
India - 10.3%
Asian Paints India Ltd.	25,860	2,254,952
Common Stocks - continued
	Shares	Value
India - continued
Bajaj Auto Ltd.	68,185	$ 2,388,285
CRISIL Ltd.	109,073	1,815,344
Cummins India Ltd.	207,442	1,975,114
HDFC Bank Ltd.	334,071	4,256,805
Hindustan Unilever Ltd.	350,973	3,816,672
Housing Development Finance Corp. Ltd. (a)	298,187	4,707,894
ITC Ltd.	608,970	3,730,274
Jubilant Foodworks Ltd. (a)	91,906	1,899,493
Maruti Suzuki India Ltd.	67,503	2,189,610
Sun Pharmaceutical Industries Ltd.	165,496	2,931,824
Sun TV Ltd.	240,753	1,869,608
Tata Consultancy Services Ltd.	131,724	3,382,106
Tata Motors Ltd.	467,022	2,585,887
Titan Industries Ltd. (a)	438,867	2,212,933
TTK Prestige Ltd. (a)	28,933	1,879,042
United Spirits Ltd. (a)	64,227	2,645,109
TOTAL INDIA		46,540,952
Indonesia - 7.5%
PT Astra International Tbk	4,981,000	3,765,521
PT Bank Central Asia Tbk	3,334,500	3,686,892
PT Bank Rakyat Indonesia Tbk	3,592,500	3,473,328
PT Global Mediacom Tbk	8,869,500	1,984,173
PT Indocement Tunggal Prakarsa Tbk	1,026,500	2,787,302
PT Jasa Marga Tbk	3,543,000	2,441,559
PT Kalbe Farma Tbk	17,219,500	2,461,821
PT Media Nusantara Citra Tbk	6,977,000	2,242,539
PT Mitra Adiperkasa Tbk	2,379,000	2,018,690
PT Semen Gresik (Persero) Tbk	1,439,000	2,723,327
PT Surya Citra Media Tbk	7,130,000	2,053,377
PT Tower Bersama Infrastructure Tbk (a)	3,493,000	2,029,870
PT United Tractors Tbk	1,200,500	2,191,703
TOTAL INDONESIA		33,860,102
Ireland - 0.5%
Dragon Oil PLC	230,494	2,266,380
Italy - 0.4%
Prada SpA	215,800	1,945,221
Japan - 0.4%
Fanuc Corp.	12,300	1,856,712
Korea (South) - 8.7%
Hotel Shilla Co.	40,192	2,123,414
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hyundai Mobis	15,619	$ 3,544,584
Hyundai Motor Co.	30,826	5,582,543
LG Household & Health Care Ltd.	4,780	2,685,904
NHN Corp.	12,622	3,391,501
Samsung Electronics Co. Ltd.	15,809	21,813,228
TOTAL KOREA (SOUTH)		39,141,174
Malaysia - 0.8%
Bumiputra-Commerce Holdings Bhd	1,435,000	3,650,583
Mexico - 7.2%
America Movil S.A.B. de CV Series L sponsored ADR	316,454	6,765,787
Banregio Grupo Financiero SA	310,465	1,712,859
Bolsa Mexicana de Valores SA de CV	593,520	1,616,962
Coca-Cola FEMSA S.A.B. de CV Series L	172,100	2,779,867
Fomento Economico Mexicano S.A.B. de CV unit	406,300	4,620,703
Grupo Aeroportuario del Pacifico SA de CV Series B	310,843	1,779,457
Grupo Financiero Banorte S.A.B. de CV Series O	497,900	3,754,455
Grupo Mexico SA de CV Series B	966,300	3,458,603
Grupo Televisa SA de CV	675,500	3,429,711
Mexichem S.A.B. de CV	480,661	2,449,957
TOTAL MEXICO		32,368,361
Netherlands - 1.4%
ASML Holding NV (Netherlands) (d)	26,032	1,937,117
Heineken NV (Bearer) (d)	24,362	1,720,319
Yandex NV (a)	97,400	2,507,076
TOTAL NETHERLANDS		6,164,512
Nigeria - 1.0%
Guaranty Trust Bank PLC GDR (Reg. S)	283,254	2,322,683
Nigerian Breweries PLC	1,919,907	2,003,751
TOTAL NIGERIA		4,326,434
Panama - 0.5%
Copa Holdings SA Class A	18,052	2,266,970
Philippines - 3.8%
Alliance Global Group, Inc.	3,851,200	2,216,720
Ayala Corp.	163,150	2,539,870
International Container Terminal Services, Inc.	1,005,340	2,246,297
Metropolitan Bank & Trust Co.	791,950	2,394,603
Security Bank Corp.	472,430	2,262,616
Common Stocks - continued
	Shares	Value
Philippines - continued
SM Investments Corp.	100,100	$ 2,783,594
SM Prime Holdings, Inc.	5,367,600	2,607,213
TOTAL PHILIPPINES		17,050,913
Russia - 2.9%
Magnit OJSC GDR (Reg. S)	75,600	3,855,600
NOVATEK OAO GDR (Reg. S)	29,500	2,985,400
Sberbank (Savings Bank of the Russian Federation) (a)	1,932,800	6,147,116
TOTAL RUSSIA		12,988,116
South Africa - 7.0%
Aspen Pharmacare Holdings Ltd.	139,430	3,028,351
Barloworld Ltd.	216,184	2,264,590
Bidvest Group Ltd.	121,700	3,164,865
Clicks Group Ltd.	289,437	1,844,965
Discovery Ltd.	281,189	2,561,363
Imperial Holdings Ltd.	122,236	2,706,669
Life Healthcare Group Holdings Ltd.	669,929	2,830,223
Mr Price Group Ltd.	185,900	2,672,021
Nampak Ltd.	617,000	2,267,639
Naspers Ltd. Class N	76,500	5,119,324
Shoprite Holdings Ltd.	158,400	3,002,424
TOTAL SOUTH AFRICA		31,462,434
Sweden - 0.3%
Atlas Copco AB (A Shares)	60,500	1,592,535
Switzerland - 1.7%
Compagnie Financiere Richemont SA Series A	24,977	2,017,394
Schindler Holding AG (Reg.)	12,650	1,851,651
Swatch Group AG (Bearer)	3,510	2,010,190
Syngenta AG (Switzerland)	4,414	1,887,071
TOTAL SWITZERLAND		7,766,306
Taiwan - 2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,444,000	12,791,706
Thailand - 2.9%
Airports of Thailand PCL (For. Reg.)	450,900	2,219,934
BEC World PCL (For. Reg.)	932,800	2,129,390
Kasikornbank PCL (For. Reg.)	504,700	3,714,317
Siam Commercial Bank PCL (For. Reg.)	553,700	3,508,968
Thai Beverage PCL	3,474,000	1,706,398
TOTAL THAILAND		13,279,007
Common Stocks - continued
	Shares	Value
Turkey - 3.3%
Coca-Cola Icecek A/S	78,050	$ 2,176,823
Enka Insaat ve Sanayi A/S	735,000	2,271,315
Koc Holding A/S	446,000	2,699,261
TAV Havalimanlari Holding A/S	243,000	1,714,656
Tupras Turkiye Petrol Rafinelleri A/S	90,000	2,510,110
Turkiye Garanti Bankasi A/S	687,375	3,795,851
TOTAL TURKEY		15,168,016
United Kingdom - 2.9%
Aggreko PLC	68,902	1,907,255
British American Tobacco PLC (United Kingdom)	34,400	1,906,973
Burberry Group PLC	88,900	1,844,920
Diageo PLC	60,501	1,847,555
InterContinental Hotel Group PLC	64,262	1,898,693
Prudential PLC	112,311	1,931,140
Standard Chartered PLC (United Kingdom)	69,810	1,753,465
TOTAL UNITED KINGDOM		13,090,001
United States of America - 5.7%
American Tower Corp.	23,657	1,986,951
Colgate-Palmolive Co.	15,336	1,831,272
Cummins, Inc.	16,753	1,782,352
FMC Corp.	31,761	1,927,893
Google, Inc. Class A (a)	2,500	2,061,425
MasterCard, Inc. Class A	4,000	2,211,720
Mead Johnson Nutrition Co. Class A	24,430	1,981,029
Philip Morris International, Inc.	20,700	1,978,713
QUALCOMM, Inc.	28,935	1,782,975
Southern Copper Corp.	73,600	2,453,088
Tupperware Brands Corp.	19,300	1,549,790
Visa, Inc. Class A	12,900	2,173,134
Yum! Brands, Inc.	29,635	2,018,736
TOTAL UNITED STATES OF AMERICA		25,739,078
TOTAL COMMON STOCKS (Cost $386,525,868)		442,931,642
Nonconvertible Preferred Stocks - 0.8%

Brazil - 0.4%
Marcopolo SA (PN)	263,400	1,752,270
Nonconvertible Preferred Stocks - continued
	Shares	Value
Colombia - 0.4%
Banco Davivienda SA	130,644	$ 1,748,044
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,586,552)		3,500,314
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.13% (b)	4,256,623	4,256,623
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	7,385,325	7,385,325
TOTAL MONEY MARKET FUNDS (Cost $11,641,948)		11,641,948
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $401,754,368)		458,073,904
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(6,307,308)
NET ASSETS - 100%		$ 451,766,596
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,052,573 or 0.5% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,305
Fidelity Securities Lending Cash Central Fund	23,539
Total	$ 27,844
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 85,549,223	$ 75,234,552	$ 8,261,294	$ 2,053,377
Consumer Staples	64,088,186	60,333,658	3,754,528	-
Energy	13,020,003	13,020,003	-	-
Financials	105,480,783	99,292,838	6,187,945	-
Health Care	17,197,977	17,197,977	-	-
Industrials	58,633,621	56,776,909	1,856,712	-
Information Technology	71,205,001	54,813,896	16,391,105	-
Materials	22,461,505	20,574,434	1,887,071	-
Telecommunication Services	8,795,657	8,795,657	-	-
Money Market Funds	11,641,948	11,641,948	-	-
Total Investments in Securities:	$ 458,073,904	$ 417,681,872	$ 38,338,655	$ 2,053,377

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,148,272) - See accompanying schedule: Unaffiliated issuers (cost $390,112,420)	$ 446,431,956
Fidelity Central Funds (cost $11,641,948)	11,641,948
Total Investments (cost $401,754,368)		$ 458,073,904
Foreign currency held at value (cost $372,300)		372,301
Receivable for investments sold		2,071,723
Receivable for fund shares sold		296,272
Dividends receivable		1,427,649
Distributions receivable from Fidelity Central Funds		14,122
Prepaid expenses		316
Other receivables		104,732
Total assets		462,361,019

Liabilities
Payable for investments purchased	$ 1,633,958
Payable for fund shares redeemed	910,432
Accrued management fee	297,323
Distribution and service plan fees payable	125,294
Other affiliated payables	123,260
Other payables and accrued expenses	118,831
Collateral on securities loaned, at value	7,385,325
Total liabilities		10,594,423

Net Assets		$ 451,766,596
Net Assets consist of:
Paid in capital		$ 462,986,834
Undistributed net investment income		81,822
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(67,624,535)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		56,322,475
Net Assets		$ 451,766,596

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($164,620,685 ÷ 7,366,583 shares)	$ 22.35

Maximum offering price per share (100/94.25 of $22.35)	$ 23.71
Class T: Net Asset Value and redemption price per share ($60,905,927 ÷ 2,730,310 shares)	$ 22.31

Maximum offering price per share (100/96.50 of $22.31)	$ 23.12
Class B: Net Asset Value and offering price per share ($13,953,210 ÷ 636,233 shares)A	$ 21.93

Class C: Net Asset Value and offering price per share ($66,825,641 ÷ 3,053,911 shares)A	$ 21.88

Institutional Class: Net Asset Value, offering price and redemption price per share ($145,461,133 ÷ 6,488,546 shares)	$ 22.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 4,252,604
Interest		101
Income from Fidelity Central Funds		27,844
Income before foreign taxes withheld		4,280,549
Less foreign taxes withheld		(357,899)
Total income		3,922,650

Expenses
Management fee	$ 1,812,648
Transfer agent fees	628,743
Distribution and service plan fees	764,278
Accounting and security lending fees	116,949
Custodian fees and expenses	308,944
Independent trustees' compensation	1,436
Registration fees	59,412
Audit	47,618
Legal	877
Miscellaneous	1,823
Total expenses before reductions	3,742,728
Expense reductions	(190,478)	3,552,250
Net investment income (loss)		370,400
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,565,808
Foreign currency transactions	(160,355)
Total net realized gain (loss)		26,405,453
Change in net unrealized appreciation (depreciation) on: Investment securities	15,740,729
Assets and liabilities in foreign currencies	19,648
Total change in net unrealized appreciation (depreciation)		15,760,377
Net gain (loss)		42,165,830
Net increase (decrease) in net assets resulting from operations		$ 42,536,230

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 370,400	$ 4,802,006
Net realized gain (loss)	26,405,453	(16,225,115)
Change in net unrealized appreciation (depreciation)	15,760,377	13,507,093
Net increase (decrease) in net assets resulting from operations	42,536,230	2,083,984
Distributions to shareholders from net investment income	(3,939,467)	(3,344,878)
Share transactions - net increase (decrease)	(33,607,861)	(68,179,764)
Redemption fees	20,763	103,376
Total increase (decrease) in net assets	5,009,665	(69,337,282)

Net Assets
Beginning of period	446,756,931	516,094,213
End of period (including undistributed net investment income of $81,822 and undistributed net investment income of $3,650,889, respectively)	$ 451,766,596	$ 446,756,931

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 20.51	$ 20.50	$ 23.71	$ 19.20	$ 12.59	$ 32.75
Income from Investment Operations
Net investment income (loss) E	.02	.22	.21	.12	.10	.24
Net realized and unrealized gain (loss)	2.02	(.06)	(3.19)	4.59	6.64	(19.61)
Total from investment operations	2.04	.16	(2.98)	4.71	6.74	(19.37)
Distributions from net investment income	(.20)	(.15)	(.11)	(.07)	(.14)	(.02)
Distributions from net realized gain	-	-	(.13)	(.13)	-	(.79)
Total distributions	(.20)	(.15)	(.24)	(.20)	(.14)	(.81)
Redemption fees added to paid in capital E	- I	- I	.01	- I	.01	.02
Net asset value, end of period	$ 22.35	$ 20.51	$ 20.50	$ 23.71	$ 19.20	$ 12.59
Total Return B, C, D	10.01%	.80%	(12.69)%	24.69%	54.54%	(60.55)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.60% A	1.54%	1.54%	1.56%	1.60%	1.59%
Expenses net of fee waivers, if any	1.60% A	1.54%	1.54%	1.56%	1.60%	1.59%
Expenses net of all reductions	1.51% A	1.48%	1.47%	1.50%	1.53%	1.53%
Net investment income (loss)	.23% A	1.07%	.92%	.59%	.70%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 164,621	$ 160,464	$ 202,477	$ 286,970	$ 216,187	$ 122,911
Portfolio turnover rate G	151% A	177%	122%	86%	85%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 20.44	$ 20.43	$ 23.61	$ 19.14	$ 12.49	$ 32.52
Income from Investment Operations
Net investment income (loss) E	- I	.16	.15	.07	.07	.17
Net realized and unrealized gain (loss)	2.01	(.06)	(3.18)	4.57	6.64	(19.48)
Total from investment operations	2.01	.10	(3.03)	4.64	6.71	(19.31)
Distributions from net investment income	(.14)	(.09)	(.04)	(.04)	(.07)	-
Distributions from net realized gain	-	-	(.13)	(.13)	-	(.74)
Total distributions	(.14)	(.09)	(.16) J	(.17)	(.07)	(.74)
Redemption fees added to paid in capital E	- I	- I	.01	- I	.01	.02
Net asset value, end of period	$ 22.31	$ 20.44	$ 20.43	$ 23.61	$ 19.14	$ 12.49
Total Return B, C, D	9.87%	.49%	(12.89)%	24.38%	54.17%	(60.66)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.85% A	1.80%	1.79%	1.81%	1.87%	1.84%
Expenses net of fee waivers, if any	1.85% A	1.80%	1.79%	1.81%	1.85%	1.84%
Expenses net of all reductions	1.77% A	1.73%	1.73%	1.76%	1.78%	1.79%
Net investment income (loss)	(.03)% A	.81%	.66%	.33%	.44%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,906	$ 58,919	$ 73,146	$ 104,417	$ 86,959	$ 47,300
Portfolio turnover rate G	151% A	177%	122%	86%	85%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.16 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.125 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 20.03	$ 20.03	$ 23.14	$ 18.80	$ 12.26	$ 32.03
Income from Investment Operations
Net investment income (loss) E	(.05)	.06	.04	(.03)	(.01)	.04
Net realized and unrealized gain (loss)	1.97	(.06)	(3.12)	4.49	6.55	(19.13)
Total from investment operations	1.92	-	(3.08)	4.46	6.54	(19.09)
Distributions from net investment income	(.02)	-	(.01)	-	-	-
Distributions from net realized gain	-	-	(.03)	(.12)	-	(.70)
Total distributions	(.02)	-	(.03) J	(.12)	-	(.70)
Redemption fees added to paid in capital E	- I	- I	.01	- I	- I	.02
Net asset value, end of period	$ 21.93	$ 20.03	$ 20.03	$ 23.14	$ 18.80	$ 12.26
Total Return B, C, D	9.60%	-%	(13.33)%	23.77%	53.34%	(60.83)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.35% A	2.29%	2.29%	2.32%	2.36%	2.35%
Expenses net of fee waivers, if any	2.35% A	2.29%	2.29%	2.32%	2.35%	2.35%
Expenses net of all reductions	2.26% A	2.23%	2.22%	2.26%	2.28%	2.30%
Net investment income (loss)	(.52)% A	.32%	.16%	(.17)%	(.05)%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,953	$ 15,994	$ 21,304	$ 31,159	$ 27,580	$ 17,307
Portfolio turnover rate G	151% A	177%	122%	86%	85%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.03 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 20.00	$ 20.00	$ 23.13	$ 18.80	$ 12.26	$ 32.04
Income from Investment Operations
Net investment income (loss) E	(.05)	.06	.04	(.03)	(.01)	.05
Net realized and unrealized gain (loss)	1.97	(.06)	(3.12)	4.49	6.54	(19.15)
Total from investment operations	1.92	-	(3.08)	4.46	6.53	(19.10)
Distributions from net investment income	(.04)	-	(.01)	-	-	-
Distributions from net realized gain	-	-	(.05)	(.13)	-	(.70)
Total distributions	(.04)	-	(.06)	(.13)	-	(.70)
Redemption fees added to paid in capital E	- I	- I	.01	- I	.01	.02
Net asset value, end of period	$ 21.88	$ 20.00	$ 20.00	$ 23.13	$ 18.80	$ 12.26
Total Return B, C, D	9.59%	-%	(13.33)%	23.80%	53.34%	(60.84)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.35% A	2.29%	2.28%	2.30%	2.34%	2.34%
Expenses net of fee waivers, if any	2.35% A	2.29%	2.28%	2.30%	2.34%	2.34%
Expenses net of all reductions	2.26% A	2.23%	2.22%	2.24%	2.28%	2.29%
Net investment income (loss)	(.52)% A	.32%	.17%	(.15)%	(.05)%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,826	$ 65,598	$ 80,855	$ 106,711	$ 83,939	$ 44,878
Portfolio turnover rate G	151% A	177%	122%	86%	85%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 20.61	$ 20.63	$ 23.87	$ 19.29	$ 12.71	$ 33.02
Income from Investment Operations
Net investment income (loss) D	.06	.28	.29	.20	.15	.31
Net realized and unrealized gain (loss)	2.03	(.06)	(3.21)	4.62	6.65	(19.76)
Total from investment operations	2.09	.22	(2.92)	4.82	6.80	(19.45)
Distributions from net investment income	(.28)	(.24)	(.20)	(.11)	(.23)	(.09)
Distributions from net realized gain	-	-	(.13)	(.13)	-	(.79)
Total distributions	(.28)	(.24)	(.33)	(.24)	(.23)	(.88)
Redemption fees added to paid in capital D	- H	- H	.01	- H	.01	.02
Net asset value, end of period	$ 22.42	$ 20.61	$ 20.63	$ 23.87	$ 19.29	$ 12.71
Total Return B, C	10.21%	1.08%	(12.41)%	25.15%	54.97%	(60.42)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.27% A	1.22%	1.21%	1.22%	1.30%	1.27%
Expenses net of fee waivers, if any	1.27% A	1.22%	1.21%	1.22%	1.30%	1.27%
Expenses net of all reductions	1.19% A	1.16%	1.14%	1.17%	1.23%	1.21%
Net investment income (loss)	.56% A	1.39%	1.25%	.93%	.99%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 145,461	$ 145,782	$ 138,312	$ 184,789	$ 106,713	$ 47,557
Portfolio turnover rate F	151% A	177%	122%	86%	85%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Emerging Markets Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), contingent interest, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 61,117,404
Gross unrealized depreciation	(7,263,096)
Net unrealized appreciation (depreciation) on securities and other investments	$ 53,854,308

Tax cost	$ 404,219,596

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (70,963,758)
No expiration
Short-term	(21,715,818)
Total capital loss carryforward	$ (92,679,576)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $335,954,473 and $372,101,676, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 204,454	$ 7,432
Class T	.25%	.25%	151,608	1,451
Class B	.75%	.25%	77,100	57,972
Class C	.75%	.25%	331,116	32,547
			$ 764,278	$ 99,402

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28,132
Class T	7,603
Class B*	13,351
Class C*	2,046
$ 51,132

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 247,388.30
Class T	93,813.31
Class B	23,329.30
Class C	100,168.30
Institutional Class	164,045.23
	$ 628,743

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $620 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $590 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

7. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $23,539, including $276 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $190,469 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 1,535,570	$ 1,451,148
Class T	390,398	312,643
Class B	16,014	-
Class C	114,064	-
Institutional Class	1,883,421	1,581,087
Total	$ 3,939,467	$ 3,344,878

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	907,288	2,037,152	$ 19,597,868	$ 41,195,109
Reinvestment of distributions	66,573	66,178	1,392,652	1,330,840
Shares redeemed	(1,431,009)	(4,154,283)	(30,812,098)	(83,269,620)
Net increase (decrease)	(457,148)	(2,050,953)	$ (9,821,578)	$ (40,743,671)
Class T
Shares sold	346,737	596,352	$ 7,476,991	$ 12,026,705
Reinvestment of distributions	17,796	14,784	372,006	297,017
Shares redeemed	(516,650)	(1,309,634)	(11,059,674)	(26,275,018)
Net increase (decrease)	(152,117)	(698,498)	$ (3,210,677)	$ (13,951,296)
Class B
Shares sold	29,700	26,111	$ 629,809	$ 526,389
Reinvestment of distributions	627	-	12,965	-
Shares redeemed	(192,504)	(291,336)	(4,070,047)	(5,756,960)
Net increase (decrease)	(162,177)	(265,225)	$ (3,427,273)	$ (5,230,571)
Class C
Shares sold	250,228	549,601	$ 5,283,838	$ 10,991,315
Reinvestment of distributions	4,797	-	98,768	-
Shares redeemed	(480,592)	(1,313,083)	(10,039,242)	(25,757,063)
Net increase (decrease)	(225,567)	(763,482)	$ (4,656,636)	$ (14,765,748)
Institutional Class
Shares sold	560,229	2,860,043	$ 12,125,551	$ 57,283,970
Reinvestment of distributions	84,781	61,950	1,776,730	1,248,917
Shares redeemed	(1,228,322)	(2,554,172)	(26,393,978)	(52,021,365)
Net increase (decrease)	(583,312)	367,821	$ (12,491,697)	$ 6,511,522

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

FAEM-USAN-0613
1.800637.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Emerging Markets

Fund - Institutional Class

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.60%
Actual		$ 1,000.00	$ 1,100.10	$ 8.33
HypotheticalA		$ 1,000.00	$ 1,016.86	$ 8.00
Class T	1.85%
Actual		$ 1,000.00	$ 1,098.70	$ 9.63
HypotheticalA		$ 1,000.00	$ 1,015.62	$ 9.25
Class B	2.35%
Actual		$ 1,000.00	$ 1,096.00	$ 12.21
HypotheticalA		$ 1,000.00	$ 1,013.14	$ 11.73
Class C	2.35%
Actual		$ 1,000.00	$ 1,095.90	$ 12.21
HypotheticalA		$ 1,000.00	$ 1,013.14	$ 11.73
Institutional Class	1.27%
Actual		$ 1,000.00	$ 1,102.10	$ 6.62
HypotheticalA		$ 1,000.00	$ 1,018.50	$ 6.36

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Samsung Electronics Co. Ltd. (Korea (South), Semiconductors & Semiconductor Equipment)	4.8	4.4
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	2.8	1.2
America Movil S.A.B. de CV Series L sponsored ADR (Mexico, Wireless Telecommunication Services)	1.5	0.0
Itau Unibanco Holding SA sponsored ADR (Brazil, Commercial Banks)	1.4	1.5
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR (Brazil, Beverages)	1.4	1.4
	11.9
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.4	22.3
Consumer Discretionary	18.9	18.0
Information Technology	16.0	13.5
Consumer Staples	14.1	11.0
Industrials	12.9	9.5
Top Five Countries as of April 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Brazil	11.7	12.1
India	10.3	7.8
Korea (South)	8.7	13.4
Indonesia	7.5	7.2
Mexico	7.2	3.1
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
Stocks 98.8%	Stocks and Investment Companies 98.5%
Short-Term Investments and Net Other Assets (Liabilities) 1.2%	Short-Term Investments and Net Other Assets (Liabilities) 1.5%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Bailiwick of Jersey - 0.3%
WPP PLC	96,000	$ 1,587,104
Bermuda - 1.7%
Brilliance China Automotive Holdings Ltd. (a)	1,944,000	2,379,851
Credicorp Ltd. (NY Shares)	21,750	3,275,333
Jardine Matheson Holdings Ltd.	29,200	1,895,956
TOTAL BERMUDA		7,551,140
Brazil - 11.3%
BM&F Bovespa SA	498,000	3,457,314
BR Malls Participacoes SA	231,700	2,733,035
BTG Pactual Participations Ltd. unit	127,700	2,104,345
CCR SA	305,200	2,986,788
Cielo SA	119,880	3,161,848
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (d)	51,351	2,853,062
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	148,976	6,259,972
Iguatemi Empresa de Shopping Centers SA	156,300	1,867,866
Itau Unibanco Holding SA sponsored ADR	381,099	6,413,896
Localiza Rent A Car SA	122,100	2,168,904
Multiplan Empreendimentos Imobiliarios SA	88,208	2,517,835
Multiplus SA	124,200	2,047,290
Qualicorp SA (a)	226,300	2,203,336
Souza Cruz SA	184,300	2,830,708
Tegma Gestao Logistica SA	121,600	1,633,691
Totvs SA	114,447	2,151,941
Ultrapar Participacoes SA	115,200	3,066,050
Weg SA	32,700	432,786
TOTAL BRAZIL		50,890,667
British Virgin Islands - 0.4%
Mail.Ru Group Ltd. GDR (e)	66,700	1,800,900
Canada - 0.0%
Ivanplats Ltd. (e)	84,516	251,673
Cayman Islands - 3.7%
Baidu.com, Inc. sponsored ADR (a)	25,283	2,170,546
Biostime International Holdings Ltd.	310,500	1,788,541
Eurasia Drilling Co. Ltd. GDR (Reg. S)	56,063	2,192,063
Haitian International Holdings Ltd.	1,385,000	2,370,160
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Sands China Ltd.	372,400	$ 1,953,143
Tencent Holdings Ltd.	180,900	6,205,496
TOTAL CAYMAN ISLANDS		16,679,949
Chile - 0.5%
Compania Cervecerias Unidas SA sponsored ADR (d)	63,926	2,207,365
China - 2.0%
China Pacific Insurance Group Co. Ltd. (H Shares)	831,000	2,987,687
Dongfeng Motor Group Co. Ltd. (H Shares)	1,632,000	2,431,128
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	465,500	3,686,137
TOTAL CHINA		9,104,952
Colombia - 1.0%
Almacenes Exito SA	122,863	2,014,187
Grupo de Inversiones Suramerica	118,465	2,499,010
TOTAL COLOMBIA		4,513,197
Denmark - 0.4%
Novo Nordisk A/S Series B sponsored ADR	10,707	1,891,177
Finland - 0.9%
Kone Oyj (B Shares)	24,000	2,119,236
Nokian Tyres PLC	44,300	1,920,582
TOTAL FINLAND		4,039,818
France - 1.6%
Christian Dior SA	10,964	1,911,007
LVMH Moet Hennessy - Louis Vuitton SA	11,112	1,924,364
PPR SA	7,200	1,583,975
Sanofi SA sponsored ADR	34,700	1,851,245
TOTAL FRANCE		7,270,591
Germany - 0.4%
SAP AG	20,851	1,662,282
Ghana - 0.9%
Ecobank Transnational, Inc.	41,798,500	3,968,212
Hong Kong - 0.9%
AIA Group Ltd.	455,200	2,020,791
Galaxy Entertainment Group Ltd. (a)	486,000	2,176,311
TOTAL HONG KONG		4,197,102
India - 10.3%
Asian Paints India Ltd.	25,860	2,254,952
Common Stocks - continued
	Shares	Value
India - continued
Bajaj Auto Ltd.	68,185	$ 2,388,285
CRISIL Ltd.	109,073	1,815,344
Cummins India Ltd.	207,442	1,975,114
HDFC Bank Ltd.	334,071	4,256,805
Hindustan Unilever Ltd.	350,973	3,816,672
Housing Development Finance Corp. Ltd. (a)	298,187	4,707,894
ITC Ltd.	608,970	3,730,274
Jubilant Foodworks Ltd. (a)	91,906	1,899,493
Maruti Suzuki India Ltd.	67,503	2,189,610
Sun Pharmaceutical Industries Ltd.	165,496	2,931,824
Sun TV Ltd.	240,753	1,869,608
Tata Consultancy Services Ltd.	131,724	3,382,106
Tata Motors Ltd.	467,022	2,585,887
Titan Industries Ltd. (a)	438,867	2,212,933
TTK Prestige Ltd. (a)	28,933	1,879,042
United Spirits Ltd. (a)	64,227	2,645,109
TOTAL INDIA		46,540,952
Indonesia - 7.5%
PT Astra International Tbk	4,981,000	3,765,521
PT Bank Central Asia Tbk	3,334,500	3,686,892
PT Bank Rakyat Indonesia Tbk	3,592,500	3,473,328
PT Global Mediacom Tbk	8,869,500	1,984,173
PT Indocement Tunggal Prakarsa Tbk	1,026,500	2,787,302
PT Jasa Marga Tbk	3,543,000	2,441,559
PT Kalbe Farma Tbk	17,219,500	2,461,821
PT Media Nusantara Citra Tbk	6,977,000	2,242,539
PT Mitra Adiperkasa Tbk	2,379,000	2,018,690
PT Semen Gresik (Persero) Tbk	1,439,000	2,723,327
PT Surya Citra Media Tbk	7,130,000	2,053,377
PT Tower Bersama Infrastructure Tbk (a)	3,493,000	2,029,870
PT United Tractors Tbk	1,200,500	2,191,703
TOTAL INDONESIA		33,860,102
Ireland - 0.5%
Dragon Oil PLC	230,494	2,266,380
Italy - 0.4%
Prada SpA	215,800	1,945,221
Japan - 0.4%
Fanuc Corp.	12,300	1,856,712
Korea (South) - 8.7%
Hotel Shilla Co.	40,192	2,123,414
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hyundai Mobis	15,619	$ 3,544,584
Hyundai Motor Co.	30,826	5,582,543
LG Household & Health Care Ltd.	4,780	2,685,904
NHN Corp.	12,622	3,391,501
Samsung Electronics Co. Ltd.	15,809	21,813,228
TOTAL KOREA (SOUTH)		39,141,174
Malaysia - 0.8%
Bumiputra-Commerce Holdings Bhd	1,435,000	3,650,583
Mexico - 7.2%
America Movil S.A.B. de CV Series L sponsored ADR	316,454	6,765,787
Banregio Grupo Financiero SA	310,465	1,712,859
Bolsa Mexicana de Valores SA de CV	593,520	1,616,962
Coca-Cola FEMSA S.A.B. de CV Series L	172,100	2,779,867
Fomento Economico Mexicano S.A.B. de CV unit	406,300	4,620,703
Grupo Aeroportuario del Pacifico SA de CV Series B	310,843	1,779,457
Grupo Financiero Banorte S.A.B. de CV Series O	497,900	3,754,455
Grupo Mexico SA de CV Series B	966,300	3,458,603
Grupo Televisa SA de CV	675,500	3,429,711
Mexichem S.A.B. de CV	480,661	2,449,957
TOTAL MEXICO		32,368,361
Netherlands - 1.4%
ASML Holding NV (Netherlands) (d)	26,032	1,937,117
Heineken NV (Bearer) (d)	24,362	1,720,319
Yandex NV (a)	97,400	2,507,076
TOTAL NETHERLANDS		6,164,512
Nigeria - 1.0%
Guaranty Trust Bank PLC GDR (Reg. S)	283,254	2,322,683
Nigerian Breweries PLC	1,919,907	2,003,751
TOTAL NIGERIA		4,326,434
Panama - 0.5%
Copa Holdings SA Class A	18,052	2,266,970
Philippines - 3.8%
Alliance Global Group, Inc.	3,851,200	2,216,720
Ayala Corp.	163,150	2,539,870
International Container Terminal Services, Inc.	1,005,340	2,246,297
Metropolitan Bank & Trust Co.	791,950	2,394,603
Security Bank Corp.	472,430	2,262,616
Common Stocks - continued
	Shares	Value
Philippines - continued
SM Investments Corp.	100,100	$ 2,783,594
SM Prime Holdings, Inc.	5,367,600	2,607,213
TOTAL PHILIPPINES		17,050,913
Russia - 2.9%
Magnit OJSC GDR (Reg. S)	75,600	3,855,600
NOVATEK OAO GDR (Reg. S)	29,500	2,985,400
Sberbank (Savings Bank of the Russian Federation) (a)	1,932,800	6,147,116
TOTAL RUSSIA		12,988,116
South Africa - 7.0%
Aspen Pharmacare Holdings Ltd.	139,430	3,028,351
Barloworld Ltd.	216,184	2,264,590
Bidvest Group Ltd.	121,700	3,164,865
Clicks Group Ltd.	289,437	1,844,965
Discovery Ltd.	281,189	2,561,363
Imperial Holdings Ltd.	122,236	2,706,669
Life Healthcare Group Holdings Ltd.	669,929	2,830,223
Mr Price Group Ltd.	185,900	2,672,021
Nampak Ltd.	617,000	2,267,639
Naspers Ltd. Class N	76,500	5,119,324
Shoprite Holdings Ltd.	158,400	3,002,424
TOTAL SOUTH AFRICA		31,462,434
Sweden - 0.3%
Atlas Copco AB (A Shares)	60,500	1,592,535
Switzerland - 1.7%
Compagnie Financiere Richemont SA Series A	24,977	2,017,394
Schindler Holding AG (Reg.)	12,650	1,851,651
Swatch Group AG (Bearer)	3,510	2,010,190
Syngenta AG (Switzerland)	4,414	1,887,071
TOTAL SWITZERLAND		7,766,306
Taiwan - 2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,444,000	12,791,706
Thailand - 2.9%
Airports of Thailand PCL (For. Reg.)	450,900	2,219,934
BEC World PCL (For. Reg.)	932,800	2,129,390
Kasikornbank PCL (For. Reg.)	504,700	3,714,317
Siam Commercial Bank PCL (For. Reg.)	553,700	3,508,968
Thai Beverage PCL	3,474,000	1,706,398
TOTAL THAILAND		13,279,007
Common Stocks - continued
	Shares	Value
Turkey - 3.3%
Coca-Cola Icecek A/S	78,050	$ 2,176,823
Enka Insaat ve Sanayi A/S	735,000	2,271,315
Koc Holding A/S	446,000	2,699,261
TAV Havalimanlari Holding A/S	243,000	1,714,656
Tupras Turkiye Petrol Rafinelleri A/S	90,000	2,510,110
Turkiye Garanti Bankasi A/S	687,375	3,795,851
TOTAL TURKEY		15,168,016
United Kingdom - 2.9%
Aggreko PLC	68,902	1,907,255
British American Tobacco PLC (United Kingdom)	34,400	1,906,973
Burberry Group PLC	88,900	1,844,920
Diageo PLC	60,501	1,847,555
InterContinental Hotel Group PLC	64,262	1,898,693
Prudential PLC	112,311	1,931,140
Standard Chartered PLC (United Kingdom)	69,810	1,753,465
TOTAL UNITED KINGDOM		13,090,001
United States of America - 5.7%
American Tower Corp.	23,657	1,986,951
Colgate-Palmolive Co.	15,336	1,831,272
Cummins, Inc.	16,753	1,782,352
FMC Corp.	31,761	1,927,893
Google, Inc. Class A (a)	2,500	2,061,425
MasterCard, Inc. Class A	4,000	2,211,720
Mead Johnson Nutrition Co. Class A	24,430	1,981,029
Philip Morris International, Inc.	20,700	1,978,713
QUALCOMM, Inc.	28,935	1,782,975
Southern Copper Corp.	73,600	2,453,088
Tupperware Brands Corp.	19,300	1,549,790
Visa, Inc. Class A	12,900	2,173,134
Yum! Brands, Inc.	29,635	2,018,736
TOTAL UNITED STATES OF AMERICA		25,739,078
TOTAL COMMON STOCKS (Cost $386,525,868)		442,931,642
Nonconvertible Preferred Stocks - 0.8%

Brazil - 0.4%
Marcopolo SA (PN)	263,400	1,752,270
Nonconvertible Preferred Stocks - continued
	Shares	Value
Colombia - 0.4%
Banco Davivienda SA	130,644	$ 1,748,044
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,586,552)		3,500,314
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.13% (b)	4,256,623	4,256,623
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	7,385,325	7,385,325
TOTAL MONEY MARKET FUNDS (Cost $11,641,948)		11,641,948
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $401,754,368)		458,073,904
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(6,307,308)
NET ASSETS - 100%		$ 451,766,596
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,052,573 or 0.5% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,305
Fidelity Securities Lending Cash Central Fund	23,539
Total	$ 27,844
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 85,549,223	$ 75,234,552	$ 8,261,294	$ 2,053,377
Consumer Staples	64,088,186	60,333,658	3,754,528	-
Energy	13,020,003	13,020,003	-	-
Financials	105,480,783	99,292,838	6,187,945	-
Health Care	17,197,977	17,197,977	-	-
Industrials	58,633,621	56,776,909	1,856,712	-
Information Technology	71,205,001	54,813,896	16,391,105	-
Materials	22,461,505	20,574,434	1,887,071	-
Telecommunication Services	8,795,657	8,795,657	-	-
Money Market Funds	11,641,948	11,641,948	-	-
Total Investments in Securities:	$ 458,073,904	$ 417,681,872	$ 38,338,655	$ 2,053,377

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $7,148,272) - See accompanying schedule: Unaffiliated issuers (cost $390,112,420)	$ 446,431,956
Fidelity Central Funds (cost $11,641,948)	11,641,948
Total Investments (cost $401,754,368)		$ 458,073,904
Foreign currency held at value (cost $372,300)		372,301
Receivable for investments sold		2,071,723
Receivable for fund shares sold		296,272
Dividends receivable		1,427,649
Distributions receivable from Fidelity Central Funds		14,122
Prepaid expenses		316
Other receivables		104,732
Total assets		462,361,019

Liabilities
Payable for investments purchased	$ 1,633,958
Payable for fund shares redeemed	910,432
Accrued management fee	297,323
Distribution and service plan fees payable	125,294
Other affiliated payables	123,260
Other payables and accrued expenses	118,831
Collateral on securities loaned, at value	7,385,325
Total liabilities		10,594,423

Net Assets		$ 451,766,596
Net Assets consist of:
Paid in capital		$ 462,986,834
Undistributed net investment income		81,822
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(67,624,535)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		56,322,475
Net Assets		$ 451,766,596

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($164,620,685 ÷ 7,366,583 shares)	$ 22.35

Maximum offering price per share (100/94.25 of $22.35)	$ 23.71
Class T: Net Asset Value and redemption price per share ($60,905,927 ÷ 2,730,310 shares)	$ 22.31

Maximum offering price per share (100/96.50 of $22.31)	$ 23.12
Class B: Net Asset Value and offering price per share ($13,953,210 ÷ 636,233 shares)A	$ 21.93

Class C: Net Asset Value and offering price per share ($66,825,641 ÷ 3,053,911 shares)A	$ 21.88

Institutional Class: Net Asset Value, offering price and redemption price per share ($145,461,133 ÷ 6,488,546 shares)	$ 22.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 4,252,604
Interest		101
Income from Fidelity Central Funds		27,844
Income before foreign taxes withheld		4,280,549
Less foreign taxes withheld		(357,899)
Total income		3,922,650

Expenses
Management fee	$ 1,812,648
Transfer agent fees	628,743
Distribution and service plan fees	764,278
Accounting and security lending fees	116,949
Custodian fees and expenses	308,944
Independent trustees' compensation	1,436
Registration fees	59,412
Audit	47,618
Legal	877
Miscellaneous	1,823
Total expenses before reductions	3,742,728
Expense reductions	(190,478)	3,552,250
Net investment income (loss)		370,400
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,565,808
Foreign currency transactions	(160,355)
Total net realized gain (loss)		26,405,453
Change in net unrealized appreciation (depreciation) on: Investment securities	15,740,729
Assets and liabilities in foreign currencies	19,648
Total change in net unrealized appreciation (depreciation)		15,760,377
Net gain (loss)		42,165,830
Net increase (decrease) in net assets resulting from operations		$ 42,536,230

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 370,400	$ 4,802,006
Net realized gain (loss)	26,405,453	(16,225,115)
Change in net unrealized appreciation (depreciation)	15,760,377	13,507,093
Net increase (decrease) in net assets resulting from operations	42,536,230	2,083,984
Distributions to shareholders from net investment income	(3,939,467)	(3,344,878)
Share transactions - net increase (decrease)	(33,607,861)	(68,179,764)
Redemption fees	20,763	103,376
Total increase (decrease) in net assets	5,009,665	(69,337,282)

Net Assets
Beginning of period	446,756,931	516,094,213
End of period (including undistributed net investment income of $81,822 and undistributed net investment income of $3,650,889, respectively)	$ 451,766,596	$ 446,756,931

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 20.51	$ 20.50	$ 23.71	$ 19.20	$ 12.59	$ 32.75
Income from Investment Operations
Net investment income (loss) E	.02	.22	.21	.12	.10	.24
Net realized and unrealized gain (loss)	2.02	(.06)	(3.19)	4.59	6.64	(19.61)
Total from investment operations	2.04	.16	(2.98)	4.71	6.74	(19.37)
Distributions from net investment income	(.20)	(.15)	(.11)	(.07)	(.14)	(.02)
Distributions from net realized gain	-	-	(.13)	(.13)	-	(.79)
Total distributions	(.20)	(.15)	(.24)	(.20)	(.14)	(.81)
Redemption fees added to paid in capital E	- I	- I	.01	- I	.01	.02
Net asset value, end of period	$ 22.35	$ 20.51	$ 20.50	$ 23.71	$ 19.20	$ 12.59
Total Return B, C, D	10.01%	.80%	(12.69)%	24.69%	54.54%	(60.55)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.60% A	1.54%	1.54%	1.56%	1.60%	1.59%
Expenses net of fee waivers, if any	1.60% A	1.54%	1.54%	1.56%	1.60%	1.59%
Expenses net of all reductions	1.51% A	1.48%	1.47%	1.50%	1.53%	1.53%
Net investment income (loss)	.23% A	1.07%	.92%	.59%	.70%	.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 164,621	$ 160,464	$ 202,477	$ 286,970	$ 216,187	$ 122,911
Portfolio turnover rate G	151% A	177%	122%	86%	85%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 20.44	$ 20.43	$ 23.61	$ 19.14	$ 12.49	$ 32.52
Income from Investment Operations
Net investment income (loss) E	- I	.16	.15	.07	.07	.17
Net realized and unrealized gain (loss)	2.01	(.06)	(3.18)	4.57	6.64	(19.48)
Total from investment operations	2.01	.10	(3.03)	4.64	6.71	(19.31)
Distributions from net investment income	(.14)	(.09)	(.04)	(.04)	(.07)	-
Distributions from net realized gain	-	-	(.13)	(.13)	-	(.74)
Total distributions	(.14)	(.09)	(.16) J	(.17)	(.07)	(.74)
Redemption fees added to paid in capital E	- I	- I	.01	- I	.01	.02
Net asset value, end of period	$ 22.31	$ 20.44	$ 20.43	$ 23.61	$ 19.14	$ 12.49
Total Return B, C, D	9.87%	.49%	(12.89)%	24.38%	54.17%	(60.66)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.85% A	1.80%	1.79%	1.81%	1.87%	1.84%
Expenses net of fee waivers, if any	1.85% A	1.80%	1.79%	1.81%	1.85%	1.84%
Expenses net of all reductions	1.77% A	1.73%	1.73%	1.76%	1.78%	1.79%
Net investment income (loss)	(.03)% A	.81%	.66%	.33%	.44%	.69%
Supplemental Data
Net assets, end of period (000 omitted)	$ 60,906	$ 58,919	$ 73,146	$ 104,417	$ 86,959	$ 47,300
Portfolio turnover rate G	151% A	177%	122%	86%	85%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.16 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.125 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 20.03	$ 20.03	$ 23.14	$ 18.80	$ 12.26	$ 32.03
Income from Investment Operations
Net investment income (loss) E	(.05)	.06	.04	(.03)	(.01)	.04
Net realized and unrealized gain (loss)	1.97	(.06)	(3.12)	4.49	6.55	(19.13)
Total from investment operations	1.92	-	(3.08)	4.46	6.54	(19.09)
Distributions from net investment income	(.02)	-	(.01)	-	-	-
Distributions from net realized gain	-	-	(.03)	(.12)	-	(.70)
Total distributions	(.02)	-	(.03) J	(.12)	-	(.70)
Redemption fees added to paid in capital E	- I	- I	.01	- I	- I	.02
Net asset value, end of period	$ 21.93	$ 20.03	$ 20.03	$ 23.14	$ 18.80	$ 12.26
Total Return B, C, D	9.60%	-%	(13.33)%	23.77%	53.34%	(60.83)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.35% A	2.29%	2.29%	2.32%	2.36%	2.35%
Expenses net of fee waivers, if any	2.35% A	2.29%	2.29%	2.32%	2.35%	2.35%
Expenses net of all reductions	2.26% A	2.23%	2.22%	2.26%	2.28%	2.30%
Net investment income (loss)	(.52)% A	.32%	.16%	(.17)%	(.05)%	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,953	$ 15,994	$ 21,304	$ 31,159	$ 27,580	$ 17,307
Portfolio turnover rate G	151% A	177%	122%	86%	85%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $.03 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 20.00	$ 20.00	$ 23.13	$ 18.80	$ 12.26	$ 32.04
Income from Investment Operations
Net investment income (loss) E	(.05)	.06	.04	(.03)	(.01)	.05
Net realized and unrealized gain (loss)	1.97	(.06)	(3.12)	4.49	6.54	(19.15)
Total from investment operations	1.92	-	(3.08)	4.46	6.53	(19.10)
Distributions from net investment income	(.04)	-	(.01)	-	-	-
Distributions from net realized gain	-	-	(.05)	(.13)	-	(.70)
Total distributions	(.04)	-	(.06)	(.13)	-	(.70)
Redemption fees added to paid in capital E	- I	- I	.01	- I	.01	.02
Net asset value, end of period	$ 21.88	$ 20.00	$ 20.00	$ 23.13	$ 18.80	$ 12.26
Total Return B, C, D	9.59%	-%	(13.33)%	23.80%	53.34%	(60.84)%
Ratios to Average Net Assets F, H
Expenses before reductions	2.35% A	2.29%	2.28%	2.30%	2.34%	2.34%
Expenses net of fee waivers, if any	2.35% A	2.29%	2.28%	2.30%	2.34%	2.34%
Expenses net of all reductions	2.26% A	2.23%	2.22%	2.24%	2.28%	2.29%
Net investment income (loss)	(.52)% A	.32%	.17%	(.15)%	(.05)%	.19%
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,826	$ 65,598	$ 80,855	$ 106,711	$ 83,939	$ 44,878
Portfolio turnover rate G	151% A	177%	122%	86%	85%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 20.61	$ 20.63	$ 23.87	$ 19.29	$ 12.71	$ 33.02
Income from Investment Operations
Net investment income (loss) D	.06	.28	.29	.20	.15	.31
Net realized and unrealized gain (loss)	2.03	(.06)	(3.21)	4.62	6.65	(19.76)
Total from investment operations	2.09	.22	(2.92)	4.82	6.80	(19.45)
Distributions from net investment income	(.28)	(.24)	(.20)	(.11)	(.23)	(.09)
Distributions from net realized gain	-	-	(.13)	(.13)	-	(.79)
Total distributions	(.28)	(.24)	(.33)	(.24)	(.23)	(.88)
Redemption fees added to paid in capital D	- H	- H	.01	- H	.01	.02
Net asset value, end of period	$ 22.42	$ 20.61	$ 20.63	$ 23.87	$ 19.29	$ 12.71
Total Return B, C	10.21%	1.08%	(12.41)%	25.15%	54.97%	(60.42)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.27% A	1.22%	1.21%	1.22%	1.30%	1.27%
Expenses net of fee waivers, if any	1.27% A	1.22%	1.21%	1.22%	1.30%	1.27%
Expenses net of all reductions	1.19% A	1.16%	1.14%	1.17%	1.23%	1.21%
Net investment income (loss)	.56% A	1.39%	1.25%	.93%	.99%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 145,461	$ 145,782	$ 138,312	$ 184,789	$ 106,713	$ 47,557
Portfolio turnover rate F	151% A	177%	122%	86%	85%	61%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Emerging Markets Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), contingent interest, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 61,117,404
Gross unrealized depreciation	(7,263,096)
Net unrealized appreciation (depreciation) on securities and other investments	$ 53,854,308

Tax cost	$ 404,219,596

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (70,963,758)
No expiration
Short-term	(21,715,818)
Total capital loss carryforward	$ (92,679,576)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $335,954,473 and $372,101,676, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .81% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 204,454	$ 7,432
Class T	.25%	.25%	151,608	1,451
Class B	.75%	.25%	77,100	57,972
Class C	.75%	.25%	331,116	32,547
			$ 764,278	$ 99,402

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 28,132
Class T	7,603
Class B*	13,351
Class C*	2,046
$ 51,132

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 247,388.30
Class T	93,813.31
Class B	23,329.30
Class C	100,168.30
Institutional Class	164,045.23
	$ 628,743

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $620 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $590 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund

Semiannual Report

7. Security Lending - continued

receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $23,539, including $276 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $190,469 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $9.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 1,535,570	$ 1,451,148
Class T	390,398	312,643
Class B	16,014	-
Class C	114,064	-
Institutional Class	1,883,421	1,581,087
Total	$ 3,939,467	$ 3,344,878

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	907,288	2,037,152	$ 19,597,868	$ 41,195,109
Reinvestment of distributions	66,573	66,178	1,392,652	1,330,840
Shares redeemed	(1,431,009)	(4,154,283)	(30,812,098)	(83,269,620)
Net increase (decrease)	(457,148)	(2,050,953)	$ (9,821,578)	$ (40,743,671)
Class T
Shares sold	346,737	596,352	$ 7,476,991	$ 12,026,705
Reinvestment of distributions	17,796	14,784	372,006	297,017
Shares redeemed	(516,650)	(1,309,634)	(11,059,674)	(26,275,018)
Net increase (decrease)	(152,117)	(698,498)	$ (3,210,677)	$ (13,951,296)
Class B
Shares sold	29,700	26,111	$ 629,809	$ 526,389
Reinvestment of distributions	627	-	12,965	-
Shares redeemed	(192,504)	(291,336)	(4,070,047)	(5,756,960)
Net increase (decrease)	(162,177)	(265,225)	$ (3,427,273)	$ (5,230,571)
Class C
Shares sold	250,228	549,601	$ 5,283,838	$ 10,991,315
Reinvestment of distributions	4,797	-	98,768	-
Shares redeemed	(480,592)	(1,313,083)	(10,039,242)	(25,757,063)
Net increase (decrease)	(225,567)	(763,482)	$ (4,656,636)	$ (14,765,748)
Institutional Class
Shares sold	560,229	2,860,043	$ 12,125,551	$ 57,283,970
Reinvestment of distributions	84,781	61,950	1,776,730	1,248,917
Shares redeemed	(1,228,322)	(2,554,172)	(26,393,978)	(52,021,365)
Net increase (decrease)	(583,312)	367,821	$ (12,491,697)	$ 6,511,522

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

FAEMI-USAN-0613
1.800640.109

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Overseas

Fund - Class A, Class T, Class B and Class C

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.36%
Actual		$ 1,000.00	$ 1,152.90	$ 7.26
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 6.81
Class T	1.53%
Actual		$ 1,000.00	$ 1,152.40	$ 8.17
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Class B	2.11%
Actual		$ 1,000.00	$ 1,149.10	$ 11.24
HypotheticalA		$ 1,000.00	$ 1,014.33	$ 10.54
Class C	2.11%
Actual		$ 1,000.00	$ 1,148.20	$ 11.24
HypotheticalA		$ 1,000.00	$ 1,014.33	$ 10.54
Institutional Class	1.01%
Actual		$ 1,000.00	$ 1,155.30	$ 5.40
HypotheticalA		$ 1,000.00	$ 1,019.79	$ 5.06

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.9	2.8
Sanofi SA (France, Pharmaceuticals)	2.6	2.9
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.0	2.7
HSBC Holdings PLC (United Kingdom, Commercial Banks)	1.9	1.8
SAP AG (Germany, Software)	1.7	1.8
	11.1
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.7	16.6
Financials	18.0	17.9
Consumer Staples	14.8	15.6
Information Technology	11.7	12.0
Health Care	9.6	9.9
Top Five Countries as of April 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	23.8	24.2
Japan	18.6	12.9
France	10.4	12.4
Switzerland	8.2	8.4
Germany	6.4	7.2
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
Stocks 99.3%	Stocks 98.7%
Short-Term Investments and Net Other Assets (Liabilities) 0.7%	Short-Term Investments and Net Other Assets (Liabilities) 1.3%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
Australia - 3.7%
BHP Billiton Ltd.	211,768	$ 7,119
Carsales.com Ltd.	135,616	1,360
CSL Ltd.	128,803	8,407
Fortescue Metals Group Ltd.	208,017	755
Macquarie Group Ltd.	43,810	1,780
Westfield Group unit	426,827	5,155
TOTAL AUSTRALIA		24,576
Bailiwick of Jersey - 0.8%
Experian PLC	98,500	1,732
WPP PLC	207,496	3,430
TOTAL BAILIWICK OF JERSEY		5,162
Belgium - 0.5%
Ageas	35,290	1,293
KBC Groupe SA	13,159	516
UCB SA	29,600	1,749
TOTAL BELGIUM		3,558
Bermuda - 0.8%
Clear Media Ltd.	1,278,000	922
Oriental Watch Holdings Ltd.	2,992,000	975
Signet Jewelers Ltd.	53,200	3,656
TOTAL BERMUDA		5,553
Brazil - 0.7%
Anhanguera Educacional Participacoes SA	81,400	1,465
Cielo SA	111,480	2,940
TOTAL BRAZIL		4,405
British Virgin Islands - 0.6%
Gem Diamonds Ltd. (a)	339,700	690
Mail.Ru Group Ltd.:
GDR (e)	4,200	113
GDR (Reg. S)	113,200	3,056
TOTAL BRITISH VIRGIN ISLANDS		3,859
Canada - 0.0%
Bauer Performance Sports Ltd. (a)	23,000	265
Cayman Islands - 3.3%
Baidu.com, Inc. sponsored ADR (a)	12,000	1,030
Biostime International Holdings Ltd.	470,500	2,710
Bitauto Holdings Ltd. ADR (a)	119,600	1,360
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
Greatview Aseptic Pack Co. Ltd.	1,720,000	$ 1,028
Hengdeli Holding Ltd.	9,590,000	2,793
Noah Holdings Ltd. sponsored ADR	129,100	985
SouFun Holdings Ltd. ADR (d)	144,800	3,705
Tencent Holdings Ltd.	234,900	8,058
YouKu.com, Inc. ADR (a)(d)	38,800	786
TOTAL CAYMAN ISLANDS		22,455
Denmark - 2.1%
Danske Bank A/S (a)	51,111	966
Novo Nordisk A/S:
Series B	3,763	662
Series B sponsored ADR	71,600	12,647
TOTAL DENMARK		14,275
France - 10.4%
Atos Origin SA	8,587	598
AXA SA	39,958	748
AXA SA sponsored ADR	67,200	1,253
Beneteau SA (a)	86,400	905
BNP Paribas SA	62,616	3,489
Bollore	2,700	1,138
Club Mediterranee SA (a)	53,000	900
Danone SA	126,722	9,681
Edenred SA	49,400	1,645
Essilor International SA	16,245	1,828
Gameloft Se (a)	239,900	1,611
Iliad SA	11,930	2,727
Ipsos SA	57,360	1,922
Lafarge SA (Bearer)	16,200	1,047
LVMH Moet Hennessy - Louis Vuitton SA	38,951	6,745
Pernod Ricard SA	43,200	5,348
PPR SA	19,800	4,356
Safran SA	52,800	2,593
Sanofi SA	80,690	8,724
Sanofi SA sponsored ADR	158,900	8,477
Societe Generale Series A	35,613	1,294
Total SA	47,000	2,366
TOTAL FRANCE		69,395
Germany - 4.9%
adidas AG	31,900	3,331
Allianz AG (d)	31,366	4,629
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Bayer AG (d)	55,540	$ 5,794
Commerzbank AG (a)(d)	23,500	316
Deutsche Bank AG	24,700	1,137
Deutsche Boerse AG	36,969	2,308
GSW Immobilien AG	25,200	1,011
Linde AG	13,429	2,540
SAP AG	122,325	9,752
SAP AG sponsored ADR (d)	13,600	1,086
Tom Tailor Holding AG	28,200	601
TOTAL GERMANY		32,505
Hong Kong - 1.1%
AIA Group Ltd.	970,800	4,310
Television Broadcasts Ltd.	370,000	2,787
TOTAL HONG KONG		7,097
Ireland - 3.4%
C&C Group PLC	1,093,800	6,799
CRH PLC	220,132	4,740
Glanbia PLC	184,500	2,466
Kingspan Group PLC (United Kingdom)	298,900	3,609
Paddy Power PLC (Ireland)	59,800	5,036
TOTAL IRELAND		22,650
Isle of Man - 0.3%
Playtech Ltd.	184,213	1,754
Israel - 0.2%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	33,700	1,557
Italy - 1.4%
Assicurazioni Generali SpA	71,400	1,310
Brunello Cucinelli SpA	4,900	105
ENI SpA	96,700	2,308
ENI SpA sponsored ADR	22,300	1,066
Moleskine SpA	218,700	526
Tod's SpA	28,413	4,124
TOTAL ITALY		9,439
Japan - 18.6%
Cosmos Pharmaceutical Corp.	53,100	5,922
DENSO Corp.	33,000	1,480
Dentsu, Inc.	183,300	6,372
EPS Co. Ltd.	944	1,496
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Fuji Media Holdings, Inc.	689	$ 1,498
Hitachi Ltd.	1,080,000	6,902
Honda Motor Co. Ltd.	136,100	5,431
Japan Tobacco, Inc.	123,500	4,668
Keyence Corp.	17,800	5,649
Komatsu Ltd.	97,400	2,669
Makita Corp.	31,700	1,934
Mitsubishi Corp.	152,100	2,738
Mitsubishi Electric Corp.	318,000	3,032
Mitsubishi UFJ Financial Group, Inc.	1,339,900	9,091
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	179,900	1,220
MS&AD Insurance Group Holdings, Inc.	75,400	2,023
Nomura Holdings, Inc.	204,200	1,669
Nomura Holdings, Inc. sponsored ADR	37,320	306
ORIX Corp.	580,800	8,912
Rakuten, Inc.	855,000	9,120
Ship Healthcare Holdings, Inc.	41,500	1,597
SMC Corp.	8,900	1,784
Softbank Corp.	204,500	10,142
Sumitomo Mitsui Financial Group, Inc.	154,100	7,284
Suzuki Motor Corp.	54,400	1,398
Tokio Marine Holdings, Inc.	59,300	1,885
Toyota Motor Corp.	133,900	7,771
Toyota Motor Corp. sponsored ADR	20,200	2,349
Tsuruha Holdings, Inc.	38,200	3,722
Yahoo! Japan Corp.	8,222	4,131
TOTAL JAPAN		124,195
Kenya - 0.1%
East African Breweries Ltd.	116,216	423
Korea (South) - 1.5%
Hotel Shilla Co.	98,252	5,191
Samsung Electronics Co. Ltd.	3,353	4,626
TOTAL KOREA (SOUTH)		9,817
Netherlands - 1.5%
AEGON NV	109,900	734
ASML Holding NV	18,557	1,380
ING Groep NV:
(Certificaten Van Aandelen) (a)	173,010	1,425
sponsored ADR (a)(d)	59,300	487
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
Koninklijke Philips Electronics NV	181,106	$ 5,013
Yandex NV (a)	50,800	1,308
TOTAL NETHERLANDS		10,347
Nigeria - 0.2%
Guinness Nigeria PLC	395,662	664
Nigerian Breweries PLC	1,015,224	1,060
TOTAL NIGERIA		1,724
Norway - 1.6%
DnB ASA	184,200	3,011
Schibsted ASA (B Shares)	143,100	6,216
StatoilHydro ASA	9,400	230
StatoilHydro ASA sponsored ADR	55,700	1,365
TOTAL NORWAY		10,822
Philippines - 0.3%
Alliance Global Group, Inc.	3,777,700	2,174
South Africa - 0.3%
City Lodge Hotels Ltd.	32,800	468
Life Healthcare Group Holdings Ltd.	310,300	1,311
TOTAL SOUTH AFRICA		1,779
Spain - 0.9%
Banco Bilbao Vizcaya Argentaria SA	255,571	2,488
Banco Bilbao Vizcaya Argentaria SA	4,563	44
Banco Santander SA (Spain)	134,620	972
Grifols SA ADR	79,380	2,479
TOTAL SPAIN		5,983
Sweden - 1.5%
Fenix Outdoor AB	9,900	336
Investment AB Kinnevik	29,600	773
Nordea Bank AB	166,600	1,996
Svenska Cellulosa AB (SCA) (B Shares)	219,300	5,695
Swedbank AB (A Shares)	51,612	1,270
TOTAL SWEDEN		10,070
Switzerland - 8.2%
Adecco SA (Reg.)	56,678	3,031
Compagnie Financiere Richemont SA Series A	57,808	4,669
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Credit Suisse Group	51,404	$ 1,428
Nestle SA	272,727	19,449
Roche Holding AG (participation certificate)	5,899	1,474
Sika AG (Bearer)	1,180	2,849
Swatch Group AG (Bearer)	11,550	6,615
Swiss Re Ltd.	19,790	1,574
Syngenta AG (Switzerland)	16,570	7,084
UBS AG	208,359	3,717
UBS AG (NY Shares)	91,277	1,624
Zurich Insurance Group AG	5,614	1,567
TOTAL SWITZERLAND		55,081
Taiwan - 0.4%
MediaTek, Inc.	137,000	1,672
Wowprime Corp.	60,000	847
TOTAL TAIWAN		2,519
Thailand - 0.3%
Thai Beverage PCL	4,673,000	2,295
United Kingdom - 23.8%
Aberdeen Asset Management PLC	352,500	2,457
Aggreko PLC	44,800	1,240
ASOS PLC (a)	82,300	4,091
Aviva PLC	184,200	874
Barclays PLC	934,201	4,169
Barclays PLC sponsored ADR	42,100	757
BG Group PLC	262,018	4,414
BHP Billiton PLC	192,986	5,429
BP PLC sponsored ADR	76,366	3,330
Brammer PLC	470,400	2,605
British Land Co. PLC	302,731	2,796
Burberry Group PLC	150,300	3,119
Centrica PLC	536,600	3,092
Dechra Pharmaceuticals PLC	73,200	816
Diageo PLC	280,410	8,563
Dunelm Group PLC	195,800	2,570
GlaxoSmithKline PLC	218,400	5,635
Hays PLC	1,924,100	2,792
HSBC Holdings PLC:
(United Kingdom)	63,100	691
sponsored ADR	218,733	12,000
Intertek Group PLC	75,800	3,895
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Johnson Matthey PLC	65,619	$ 2,471
Legal & General Group PLC	392,976	1,035
Lloyds Banking Group PLC (a)	3,901,099	3,314
M&C Saatchi PLC	887,505	3,447
Michael Page International PLC	448,300	2,595
Prudential PLC	125,264	2,154
Reckitt Benckiser Group PLC	60,300	4,399
Rio Tinto PLC	105,332	4,837
Rolls-Royce Group PLC	164,274	2,883
Royal Bank of Scotland Group PLC (a)	120,080	573
Royal Dutch Shell PLC:
Class A (United Kingdom)	188,233	6,408
Class B (United Kingdom)	158,266	5,552
SABMiller PLC	176,200	9,493
Scottish & Southern Energy PLC	108,300	2,619
Standard Chartered PLC (United Kingdom)	146,813	3,688
Sthree PLC	190,600	993
Tesco PLC	674,900	3,839
Travis Perkins PLC	207,300	4,618
Vodafone Group PLC	3,262,069	9,954
William Hill PLC	998,266	6,606
Xstrata PLC	172,600	2,583
TOTAL UNITED KINGDOM		159,396
United States of America - 4.4%
Deckers Outdoor Corp. (a)(d)	57,500	3,169
Dunkin' Brands Group, Inc.	59,700	2,317
GNC Holdings, Inc.	43,100	1,954
Google, Inc. Class A (a)	7,200	5,937
MercadoLibre, Inc. (d)	20,500	2,062
Monsanto Co.	17,800	1,901
priceline.com, Inc. (a)	3,700	2,575
Tiffany & Co., Inc.	47,200	3,478
Visa, Inc. Class A	34,700	5,846
TOTAL UNITED STATES OF AMERICA		29,239
TOTAL COMMON STOCKS (Cost $562,092)		654,369
Nonconvertible Preferred Stocks - 1.5%
	Shares	Value (000s)
Germany - 1.5%
ProSiebenSat.1 Media AG	40,500	$ 1,551
Sartorius AG (non-vtg.)	16,700	1,792
Volkswagen AG (d)	32,300	6,547
TOTAL GERMANY		9,890
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	19,548,606	30
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $8,519)		9,920
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.13% (b)	188,726	189
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	25,213,598	25,214
TOTAL MONEY MARKET FUNDS (Cost $25,403)		25,403
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $596,014)		689,692
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(20,895)
NET ASSETS - 100%		$ 668,797
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $113,000 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2
Fidelity Securities Lending Cash Central Fund	126
Total	$ 128
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 145,503	$ 109,003	$ 36,500	$ -
Consumer Staples	98,753	56,429	42,324	-
Energy	27,039	10,175	16,864	-
Financials	122,508	67,968	54,540	-
Health Care	64,888	46,774	18,114	-
Industrials	55,269	38,099	17,170	-
Information Technology	76,722	50,288	26,434	-
Materials	45,073	15,864	29,209	-
Telecommunication Services	22,823	2,727	20,096	-
Utilities	5,711	5,711	-	-
Money Market Funds	25,403	25,403	-	-
Total Investments in Securities:	$ 689,692	$ 428,441	$ 261,251	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 62,321
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $24,321) - See accompanying schedule: Unaffiliated issuers (cost $570,611)	$ 664,289
Fidelity Central Funds (cost $25,403)	25,403
Total Investments (cost $596,014)		$ 689,692
Foreign currency held at value (cost $154)		155
Receivable for investments sold		4,488
Receivable for fund shares sold		246
Dividends receivable		2,541
Distributions receivable from Fidelity Central Funds		48
Other receivables		110
Total assets		697,280

Liabilities
Payable for investments purchased	$ 1,495
Payable for fund shares redeemed	1,058
Accrued management fee	361
Distribution and service plan fees payable	151
Other affiliated payables	146
Other payables and accrued expenses	58
Collateral on securities loaned, at value	25,214
Total liabilities		28,483

Net Assets		$ 668,797
Net Assets consist of:
Paid in capital		$ 703,671
Undistributed net investment income		2,689
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(131,216)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		93,653
Net Assets		$ 668,797

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($64,780 ÷ 3,409.6 shares)	$ 19.00

Maximum offering price per share (100/94.25 of $19.00)	$ 20.16
Class T: Net Asset Value and redemption price per share ($299,072 ÷ 15,337.5 shares)	$ 19.50

Maximum offering price per share (100/96.50 of $19.50)	$ 20.21
Class B: Net Asset Value and offering price per share ($2,736 ÷ 147.5 shares)A	$ 18.55

Class C: Net Asset Value and offering price per share ($16,962 ÷ 906.4 shares)A	$ 18.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($285,247 ÷ 14,729.3 shares)	$ 19.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 7,222
Income from Fidelity Central Funds		128
Income before foreign taxes withheld		7,350
Less foreign taxes withheld		(449)
Total income		6,901

Expenses
Management fee Basic fee	$ 2,241
Performance adjustment	24
Transfer agent fees	708
Distribution and service plan fees	887
Accounting and security lending fees	159
Custodian fees and expenses	54
Independent trustees' compensation	2
Registration fees	48
Audit	40
Legal	2
Miscellaneous	2
Total expenses before reductions	4,167
Expense reductions	(81)	4,086
Net investment income (loss)		2,815
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,597
Foreign currency transactions	(200)
Total net realized gain (loss)		14,397
Change in net unrealized appreciation (depreciation) on: Investment securities	73,393
Assets and liabilities in foreign currencies	26
Total change in net unrealized appreciation (depreciation)		73,419
Net gain (loss)		87,816
Net increase (decrease) in net assets resulting from operations		$ 90,631

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,815	$ 9,229
Net realized gain (loss)	14,397	(23,653)
Change in net unrealized appreciation (depreciation)	73,419	44,859
Net increase (decrease) in net assets resulting from operations	90,631	30,435
Distributions to shareholders from net investment income	(8,840)	(10,172)
Distributions to shareholders from net realized gain	(1,437)	-
Total distributions	(10,277)	(10,172)
Share transactions - net increase (decrease)	(19,232)	(148,253)
Redemption fees	7	13
Total increase (decrease) in net assets	61,129	(127,977)

Net Assets
Beginning of period	607,668	735,645
End of period (including undistributed net investment income of $2,689 and undistributed net investment income of $8,714, respectively)	$ 668,797	$ 607,668

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.76	$ 16.13	$ 17.77	$ 15.68	$ 13.56	$ 26.85
Income from Investment Operations
Net investment income (loss) E	.07	.23	.16	.17	.24	.38
Net realized and unrealized gain (loss)	2.46	.64	(1.54)	2.16	2.12	(11.56)
Total from investment operations	2.53	.87	(1.38)	2.33	2.36	(11.18)
Distributions from net investment income	(.25)	(.24)	(.21)	(.21)	(.24)	(.33)
Distributions from net realized gain	(.04)	-	(.05)	(.03)	-	(1.78)
Total distributions	(.29)	(.24)	(.26)	(.24)	(.24)	(2.11)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.00	$ 16.76	$ 16.13	$ 17.77	$ 15.68	$ 13.56
Total Return B,C,D	15.29%	5.51%	(7.95)%	14.99%	17.97%	(45.08)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.36% A	1.33%	1.34%	1.36%	1.36%	1.35%
Expenses net of fee waivers, if any	1.36% A	1.33%	1.34%	1.36%	1.36%	1.35%
Expenses net of all reductions	1.33% A	1.32%	1.32%	1.33%	1.33%	1.32%
Net investment income (loss)	.84% A	1.43%	.90%	1.04%	1.79%	1.83%
Supplemental Data
Net assets, end of period (in millions)	$ 65	$ 60	$ 60	$ 70	$ 72	$ 73
Portfolio turnover rate G	46% A	36%	44%	53%	83%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.16	$ 16.50	$ 18.18	$ 16.03	$ 13.84	$ 27.35
Income from Investment Operations
Net investment income (loss) E	.06	.20	.13	.14	.22	.36
Net realized and unrealized gain (loss)	2.53	.66	(1.59)	2.23	2.17	(11.82)
Total from investment operations	2.59	.86	(1.46)	2.37	2.39	(11.46)
Distributions from net investment income	(.21)	(.20)	(.17)	(.19)	(.20)	(.27)
Distributions from net realized gain	(.04)	-	(.05)	(.03)	-	(1.78)
Total distributions	(.25)	(.20)	(.22)	(.22)	(.20)	(2.05)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.50	$ 17.16	$ 16.50	$ 18.18	$ 16.03	$ 13.84
Total Return B,C,D	15.24%	5.32%	(8.17)%	14.88%	17.70%	(45.18)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.53% A	1.51%	1.52%	1.53%	1.57%	1.51%
Expenses net of fee waivers, if any	1.53% A	1.51%	1.51%	1.53%	1.57%	1.51%
Expenses net of all reductions	1.50% A	1.50%	1.49%	1.50%	1.54%	1.48%
Net investment income (loss)	.67% A	1.25%	.73%	.86%	1.58%	1.67%
Supplemental Data
Net assets, end of period (in millions)	$ 299	$ 271	$ 305	$ 371	$ 367	$ 345
Portfolio turnover rate G	46% A	36%	44%	53%	83%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.25	$ 15.58	$ 17.18	$ 15.16	$ 13.02	$ 25.79
Income from Investment Operations
Net investment income (loss) E	.01	.10	.03	.04	.13	.22
Net realized and unrealized gain (loss)	2.40	.63	(1.51)	2.10	2.08	(11.14)
Total from investment operations	2.41	.73	(1.48)	2.14	2.21	(10.92)
Distributions from net investment income	(.07)	(.06)	(.08)	(.09)	(.07)	(.07)
Distributions from net realized gain	(.04)	-	(.05)	(.03)	-	(1.78)
Total distributions	(.11)	(.06)	(.12) J	(.12)	(.07)	(1.85)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 18.55	$ 16.25	$ 15.58	$ 17.18	$ 15.16	$ 13.02
Total Return B,C,D	14.91%	4.72%	(8.67)%	14.15%	17.09%	(45.50)%
Ratios to Average Net Assets F,H
Expenses before reductions	2.11% A	2.09%	2.10%	2.11%	2.12%	2.10%
Expenses net of fee waivers, if any	2.11% A	2.09%	2.09%	2.11%	2.12%	2.10%
Expenses net of all reductions	2.09% A	2.07%	2.07%	2.09%	2.08%	2.08%
Net investment income (loss)	.09% A	.67%	.15%	.28%	1.04%	1.07%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 3	$ 4	$ 7	$ 8	$ 10
Portfolio turnover rate G	46% A	36%	44%	53%	83%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. JTotal distributions of $.12 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.43	$ 15.78	$ 17.39	$ 15.36	$ 13.22	$ 26.22
Income from Investment Operations
Net investment income (loss) E	.01	.11	.03	.05	.14	.22
Net realized and unrealized gain (loss)	2.41	.64	(1.52)	2.12	2.09	(11.31)
Total from investment operations	2.42	.75	(1.49)	2.17	2.23	(11.09)
Distributions from net investment income	(.10)	(.10)	(.07)	(.11)	(.09)	(.13)
Distributions from net realized gain	(.04)	-	(.05)	(.03)	-	(1.78)
Total distributions	(.14)	(.10)	(.12)	(.14)	(.09)	(1.91)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 18.71	$ 16.43	$ 15.78	$ 17.39	$ 15.36	$ 13.22
Total Return B,C,D	14.82%	4.78%	(8.67)%	14.17%	17.06%	(45.50)%
Ratios to Average Net Assets F,H
Expenses before reductions	2.11% A	2.09%	2.09%	2.10%	2.11%	2.09%
Expenses net of fee waivers, if any	2.11% A	2.09%	2.09%	2.10%	2.11%	2.09%
Expenses net of all reductions	2.09% A	2.07%	2.07%	2.08%	2.08%	2.07%
Net investment income (loss)	.09% A	.67%	.15%	.29%	1.05%	1.08%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 16	$ 19	$ 22	$ 23	$ 22
Portfolio turnover rate G	46% A	36%	44%	53%	83%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.11	$ 16.45	$ 18.10	$ 15.95	$ 13.83	$ 27.35
Income from Investment Operations
Net investment income (loss) D	.11	.29	.23	.22	.29	.45
Net realized and unrealized gain (loss)	2.51	.65	(1.59)	2.23	2.14	(11.78)
Total from investment operations	2.62	.94	(1.36)	2.45	2.43	(11.33)
Distributions from net investment income	(.31)	(.28)	(.24)	(.27)	(.31)	(.41)
Distributions from net realized gain	(.04)	-	(.05)	(.03)	-	(1.78)
Total distributions	(.36) I	(.28)	(.29)	(.30)	(.31)	(2.19)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 19.37	$ 17.11	$ 16.45	$ 18.10	$ 15.95	$ 13.83
Total Return B,C	15.53%	5.91%	(7.70)%	15.49%	18.32%	(44.92)%
Ratios to Average Net Assets E,G
Expenses before reductions	1.01% A	.99%	1.00%	1.01%	1.06%	1.01%
Expenses net of fee waivers, if any	1.01% A	.99%	.99%	1.01%	1.06%	1.01%
Expenses net of all reductions	.99% A	.97%	.97%	.98%	1.02%	.98%
Net investment income (loss)	1.18% A	1.77%	1.25%	1.39%	2.10%	2.17%
Supplemental Data
Net assets, end of period (in millions)	$ 285	$ 257	$ 349	$ 678	$ 727	$ 551
Portfolio turnover rate F	46% A	36%	44%	53%	83%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.36 per share is comprised of distributions from net investment income of $.314 and distributions from net realized gain of $.041 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Overseas Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2 is included at the end of the each Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 126,851
Gross unrealized depreciation	(45,693)
Net unrealized appreciation (depreciation) on securities and other investments	$ 81,158

Tax cost	$ 608,534

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (104,924)
No expiration
Short-term	(11,858)
Long-term	(15,837)
Total no expiration	(27,695)
Total capital loss carryforward	$ (132,619)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $146,370 and $170,146, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 77	$ 1
Class T	.25%	.25%	712	7
Class B	.75%	.25%	14	11
Class C	.75%	.25%	84	6
			$ 887	$ 25

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3
Class T	1
Class B*	2
Class C*	1
$ 7

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 93.30
Class T	310.22
Class B	4.30
Class C	25.30
Institutional Class	276.20
	$ 708

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $126. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $81 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 874	$ 862
Class T	3,206	3,589
Class B	13	16
Class C	95	112
Institutional Class	4,652	5,593
Total	$ 8,840	$ 10,172
From net realized gain
Class A	$ 144	$ -
Class T	639	-
Class B	7	-
Class C	40	-
Institutional Class	607	-
Total	$ 1,437	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	197	700	$ 3,521	$ 11,104
Reinvestment of distributions	56	52	948	791
Shares redeemed	(446)	(848)	(7,853)	(13,551)
Net increase (decrease)	(193)	(96)	$ (3,384)	$ (1,656)
Class T
Shares sold	1,485	2,695	$ 27,233	$ 44,183
Reinvestment of distributions	214	223	3,745	3,491
Shares redeemed	(2,143)	(5,589)	(39,146)	(91,072)
Net increase (decrease)	(444)	(2,671)	$ (8,168)	$ (43,398)
Class B
Shares sold	2	2	$ 19	$ 26
Reinvestment of distributions	1	1	18	14
Shares redeemed	(41)	(84)	(703)	(1,311)
Net increase (decrease)	(38)	(81)	$ (666)	$ (1,271)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class C
Shares sold	56	103	$ 985	$ 1,613
Reinvestment of distributions	7	6	120	94
Shares redeemed	(137)	(317)	(2,425)	(4,983)
Net increase (decrease)	(74)	(208)	$ (1,320)	$ (3,276)
Institutional Class
Shares sold	536	2,281	$ 9,680	$ 36,498
Reinvestment of distributions	298	353	5,176	5,475
Shares redeemed	(1,142)	(8,781)	(20,550)	(140,625)
Net increase (decrease)	(308)	(6,147)	$ (5,694)	$ (98,652)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of 14% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

OS-USAN-0613
1.784903.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Overseas

Fund - Institutional Class

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.36%
Actual		$ 1,000.00	$ 1,152.90	$ 7.26
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 6.81
Class T	1.53%
Actual		$ 1,000.00	$ 1,152.40	$ 8.17
HypotheticalA		$ 1,000.00	$ 1,017.21	$ 7.65
Class B	2.11%
Actual		$ 1,000.00	$ 1,149.10	$ 11.24
HypotheticalA		$ 1,000.00	$ 1,014.33	$ 10.54
Class C	2.11%
Actual		$ 1,000.00	$ 1,148.20	$ 11.24
HypotheticalA		$ 1,000.00	$ 1,014.33	$ 10.54
Institutional Class	1.01%
Actual		$ 1,000.00	$ 1,155.30	$ 5.40
HypotheticalA		$ 1,000.00	$ 1,019.79	$ 5.06

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	2.9	2.8
Sanofi SA (France, Pharmaceuticals)	2.6	2.9
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.0	2.7
HSBC Holdings PLC (United Kingdom, Commercial Banks)	1.9	1.8
SAP AG (Germany, Software)	1.7	1.8
	11.1
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.7	16.6
Financials	18.0	17.9
Consumer Staples	14.8	15.6
Information Technology	11.7	12.0
Health Care	9.6	9.9
Top Five Countries as of April 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United Kingdom	23.8	24.2
Japan	18.6	12.9
France	10.4	12.4
Switzerland	8.2	8.4
Germany	6.4	7.2
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
Stocks 99.3%	Stocks 98.7%
Short-Term Investments and Net Other Assets (Liabilities) 0.7%	Short-Term Investments and Net Other Assets (Liabilities) 1.3%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
Australia - 3.7%
BHP Billiton Ltd.	211,768	$ 7,119
Carsales.com Ltd.	135,616	1,360
CSL Ltd.	128,803	8,407
Fortescue Metals Group Ltd.	208,017	755
Macquarie Group Ltd.	43,810	1,780
Westfield Group unit	426,827	5,155
TOTAL AUSTRALIA		24,576
Bailiwick of Jersey - 0.8%
Experian PLC	98,500	1,732
WPP PLC	207,496	3,430
TOTAL BAILIWICK OF JERSEY		5,162
Belgium - 0.5%
Ageas	35,290	1,293
KBC Groupe SA	13,159	516
UCB SA	29,600	1,749
TOTAL BELGIUM		3,558
Bermuda - 0.8%
Clear Media Ltd.	1,278,000	922
Oriental Watch Holdings Ltd.	2,992,000	975
Signet Jewelers Ltd.	53,200	3,656
TOTAL BERMUDA		5,553
Brazil - 0.7%
Anhanguera Educacional Participacoes SA	81,400	1,465
Cielo SA	111,480	2,940
TOTAL BRAZIL		4,405
British Virgin Islands - 0.6%
Gem Diamonds Ltd. (a)	339,700	690
Mail.Ru Group Ltd.:
GDR (e)	4,200	113
GDR (Reg. S)	113,200	3,056
TOTAL BRITISH VIRGIN ISLANDS		3,859
Canada - 0.0%
Bauer Performance Sports Ltd. (a)	23,000	265
Cayman Islands - 3.3%
Baidu.com, Inc. sponsored ADR (a)	12,000	1,030
Biostime International Holdings Ltd.	470,500	2,710
Bitauto Holdings Ltd. ADR (a)	119,600	1,360
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
Greatview Aseptic Pack Co. Ltd.	1,720,000	$ 1,028
Hengdeli Holding Ltd.	9,590,000	2,793
Noah Holdings Ltd. sponsored ADR	129,100	985
SouFun Holdings Ltd. ADR (d)	144,800	3,705
Tencent Holdings Ltd.	234,900	8,058
YouKu.com, Inc. ADR (a)(d)	38,800	786
TOTAL CAYMAN ISLANDS		22,455
Denmark - 2.1%
Danske Bank A/S (a)	51,111	966
Novo Nordisk A/S:
Series B	3,763	662
Series B sponsored ADR	71,600	12,647
TOTAL DENMARK		14,275
France - 10.4%
Atos Origin SA	8,587	598
AXA SA	39,958	748
AXA SA sponsored ADR	67,200	1,253
Beneteau SA (a)	86,400	905
BNP Paribas SA	62,616	3,489
Bollore	2,700	1,138
Club Mediterranee SA (a)	53,000	900
Danone SA	126,722	9,681
Edenred SA	49,400	1,645
Essilor International SA	16,245	1,828
Gameloft Se (a)	239,900	1,611
Iliad SA	11,930	2,727
Ipsos SA	57,360	1,922
Lafarge SA (Bearer)	16,200	1,047
LVMH Moet Hennessy - Louis Vuitton SA	38,951	6,745
Pernod Ricard SA	43,200	5,348
PPR SA	19,800	4,356
Safran SA	52,800	2,593
Sanofi SA	80,690	8,724
Sanofi SA sponsored ADR	158,900	8,477
Societe Generale Series A	35,613	1,294
Total SA	47,000	2,366
TOTAL FRANCE		69,395
Germany - 4.9%
adidas AG	31,900	3,331
Allianz AG (d)	31,366	4,629
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Bayer AG (d)	55,540	$ 5,794
Commerzbank AG (a)(d)	23,500	316
Deutsche Bank AG	24,700	1,137
Deutsche Boerse AG	36,969	2,308
GSW Immobilien AG	25,200	1,011
Linde AG	13,429	2,540
SAP AG	122,325	9,752
SAP AG sponsored ADR (d)	13,600	1,086
Tom Tailor Holding AG	28,200	601
TOTAL GERMANY		32,505
Hong Kong - 1.1%
AIA Group Ltd.	970,800	4,310
Television Broadcasts Ltd.	370,000	2,787
TOTAL HONG KONG		7,097
Ireland - 3.4%
C&C Group PLC	1,093,800	6,799
CRH PLC	220,132	4,740
Glanbia PLC	184,500	2,466
Kingspan Group PLC (United Kingdom)	298,900	3,609
Paddy Power PLC (Ireland)	59,800	5,036
TOTAL IRELAND		22,650
Isle of Man - 0.3%
Playtech Ltd.	184,213	1,754
Israel - 0.2%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	33,700	1,557
Italy - 1.4%
Assicurazioni Generali SpA	71,400	1,310
Brunello Cucinelli SpA	4,900	105
ENI SpA	96,700	2,308
ENI SpA sponsored ADR	22,300	1,066
Moleskine SpA	218,700	526
Tod's SpA	28,413	4,124
TOTAL ITALY		9,439
Japan - 18.6%
Cosmos Pharmaceutical Corp.	53,100	5,922
DENSO Corp.	33,000	1,480
Dentsu, Inc.	183,300	6,372
EPS Co. Ltd.	944	1,496
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Fuji Media Holdings, Inc.	689	$ 1,498
Hitachi Ltd.	1,080,000	6,902
Honda Motor Co. Ltd.	136,100	5,431
Japan Tobacco, Inc.	123,500	4,668
Keyence Corp.	17,800	5,649
Komatsu Ltd.	97,400	2,669
Makita Corp.	31,700	1,934
Mitsubishi Corp.	152,100	2,738
Mitsubishi Electric Corp.	318,000	3,032
Mitsubishi UFJ Financial Group, Inc.	1,339,900	9,091
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	179,900	1,220
MS&AD Insurance Group Holdings, Inc.	75,400	2,023
Nomura Holdings, Inc.	204,200	1,669
Nomura Holdings, Inc. sponsored ADR	37,320	306
ORIX Corp.	580,800	8,912
Rakuten, Inc.	855,000	9,120
Ship Healthcare Holdings, Inc.	41,500	1,597
SMC Corp.	8,900	1,784
Softbank Corp.	204,500	10,142
Sumitomo Mitsui Financial Group, Inc.	154,100	7,284
Suzuki Motor Corp.	54,400	1,398
Tokio Marine Holdings, Inc.	59,300	1,885
Toyota Motor Corp.	133,900	7,771
Toyota Motor Corp. sponsored ADR	20,200	2,349
Tsuruha Holdings, Inc.	38,200	3,722
Yahoo! Japan Corp.	8,222	4,131
TOTAL JAPAN		124,195
Kenya - 0.1%
East African Breweries Ltd.	116,216	423
Korea (South) - 1.5%
Hotel Shilla Co.	98,252	5,191
Samsung Electronics Co. Ltd.	3,353	4,626
TOTAL KOREA (SOUTH)		9,817
Netherlands - 1.5%
AEGON NV	109,900	734
ASML Holding NV	18,557	1,380
ING Groep NV:
(Certificaten Van Aandelen) (a)	173,010	1,425
sponsored ADR (a)(d)	59,300	487
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
Koninklijke Philips Electronics NV	181,106	$ 5,013
Yandex NV (a)	50,800	1,308
TOTAL NETHERLANDS		10,347
Nigeria - 0.2%
Guinness Nigeria PLC	395,662	664
Nigerian Breweries PLC	1,015,224	1,060
TOTAL NIGERIA		1,724
Norway - 1.6%
DnB ASA	184,200	3,011
Schibsted ASA (B Shares)	143,100	6,216
StatoilHydro ASA	9,400	230
StatoilHydro ASA sponsored ADR	55,700	1,365
TOTAL NORWAY		10,822
Philippines - 0.3%
Alliance Global Group, Inc.	3,777,700	2,174
South Africa - 0.3%
City Lodge Hotels Ltd.	32,800	468
Life Healthcare Group Holdings Ltd.	310,300	1,311
TOTAL SOUTH AFRICA		1,779
Spain - 0.9%
Banco Bilbao Vizcaya Argentaria SA	255,571	2,488
Banco Bilbao Vizcaya Argentaria SA	4,563	44
Banco Santander SA (Spain)	134,620	972
Grifols SA ADR	79,380	2,479
TOTAL SPAIN		5,983
Sweden - 1.5%
Fenix Outdoor AB	9,900	336
Investment AB Kinnevik	29,600	773
Nordea Bank AB	166,600	1,996
Svenska Cellulosa AB (SCA) (B Shares)	219,300	5,695
Swedbank AB (A Shares)	51,612	1,270
TOTAL SWEDEN		10,070
Switzerland - 8.2%
Adecco SA (Reg.)	56,678	3,031
Compagnie Financiere Richemont SA Series A	57,808	4,669
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Credit Suisse Group	51,404	$ 1,428
Nestle SA	272,727	19,449
Roche Holding AG (participation certificate)	5,899	1,474
Sika AG (Bearer)	1,180	2,849
Swatch Group AG (Bearer)	11,550	6,615
Swiss Re Ltd.	19,790	1,574
Syngenta AG (Switzerland)	16,570	7,084
UBS AG	208,359	3,717
UBS AG (NY Shares)	91,277	1,624
Zurich Insurance Group AG	5,614	1,567
TOTAL SWITZERLAND		55,081
Taiwan - 0.4%
MediaTek, Inc.	137,000	1,672
Wowprime Corp.	60,000	847
TOTAL TAIWAN		2,519
Thailand - 0.3%
Thai Beverage PCL	4,673,000	2,295
United Kingdom - 23.8%
Aberdeen Asset Management PLC	352,500	2,457
Aggreko PLC	44,800	1,240
ASOS PLC (a)	82,300	4,091
Aviva PLC	184,200	874
Barclays PLC	934,201	4,169
Barclays PLC sponsored ADR	42,100	757
BG Group PLC	262,018	4,414
BHP Billiton PLC	192,986	5,429
BP PLC sponsored ADR	76,366	3,330
Brammer PLC	470,400	2,605
British Land Co. PLC	302,731	2,796
Burberry Group PLC	150,300	3,119
Centrica PLC	536,600	3,092
Dechra Pharmaceuticals PLC	73,200	816
Diageo PLC	280,410	8,563
Dunelm Group PLC	195,800	2,570
GlaxoSmithKline PLC	218,400	5,635
Hays PLC	1,924,100	2,792
HSBC Holdings PLC:
(United Kingdom)	63,100	691
sponsored ADR	218,733	12,000
Intertek Group PLC	75,800	3,895
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Johnson Matthey PLC	65,619	$ 2,471
Legal & General Group PLC	392,976	1,035
Lloyds Banking Group PLC (a)	3,901,099	3,314
M&C Saatchi PLC	887,505	3,447
Michael Page International PLC	448,300	2,595
Prudential PLC	125,264	2,154
Reckitt Benckiser Group PLC	60,300	4,399
Rio Tinto PLC	105,332	4,837
Rolls-Royce Group PLC	164,274	2,883
Royal Bank of Scotland Group PLC (a)	120,080	573
Royal Dutch Shell PLC:
Class A (United Kingdom)	188,233	6,408
Class B (United Kingdom)	158,266	5,552
SABMiller PLC	176,200	9,493
Scottish & Southern Energy PLC	108,300	2,619
Standard Chartered PLC (United Kingdom)	146,813	3,688
Sthree PLC	190,600	993
Tesco PLC	674,900	3,839
Travis Perkins PLC	207,300	4,618
Vodafone Group PLC	3,262,069	9,954
William Hill PLC	998,266	6,606
Xstrata PLC	172,600	2,583
TOTAL UNITED KINGDOM		159,396
United States of America - 4.4%
Deckers Outdoor Corp. (a)(d)	57,500	3,169
Dunkin' Brands Group, Inc.	59,700	2,317
GNC Holdings, Inc.	43,100	1,954
Google, Inc. Class A (a)	7,200	5,937
MercadoLibre, Inc. (d)	20,500	2,062
Monsanto Co.	17,800	1,901
priceline.com, Inc. (a)	3,700	2,575
Tiffany & Co., Inc.	47,200	3,478
Visa, Inc. Class A	34,700	5,846
TOTAL UNITED STATES OF AMERICA		29,239
TOTAL COMMON STOCKS (Cost $562,092)		654,369
Nonconvertible Preferred Stocks - 1.5%
	Shares	Value (000s)
Germany - 1.5%
ProSiebenSat.1 Media AG	40,500	$ 1,551
Sartorius AG (non-vtg.)	16,700	1,792
Volkswagen AG (d)	32,300	6,547
TOTAL GERMANY		9,890
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	19,548,606	30
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $8,519)		9,920
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.13% (b)	188,726	189
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	25,213,598	25,214
TOTAL MONEY MARKET FUNDS (Cost $25,403)		25,403
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $596,014)		689,692
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(20,895)
NET ASSETS - 100%		$ 668,797
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $113,000 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2
Fidelity Securities Lending Cash Central Fund	126
Total	$ 128
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 145,503	$ 109,003	$ 36,500	$ -
Consumer Staples	98,753	56,429	42,324	-
Energy	27,039	10,175	16,864	-
Financials	122,508	67,968	54,540	-
Health Care	64,888	46,774	18,114	-
Industrials	55,269	38,099	17,170	-
Information Technology	76,722	50,288	26,434	-
Materials	45,073	15,864	29,209	-
Telecommunication Services	22,823	2,727	20,096	-
Utilities	5,711	5,711	-	-
Money Market Funds	25,403	25,403	-	-
Total Investments in Securities:	$ 689,692	$ 428,441	$ 261,251	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 62,321
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $24,321) - See accompanying schedule: Unaffiliated issuers (cost $570,611)	$ 664,289
Fidelity Central Funds (cost $25,403)	25,403
Total Investments (cost $596,014)		$ 689,692
Foreign currency held at value (cost $154)		155
Receivable for investments sold		4,488
Receivable for fund shares sold		246
Dividends receivable		2,541
Distributions receivable from Fidelity Central Funds		48
Other receivables		110
Total assets		697,280

Liabilities
Payable for investments purchased	$ 1,495
Payable for fund shares redeemed	1,058
Accrued management fee	361
Distribution and service plan fees payable	151
Other affiliated payables	146
Other payables and accrued expenses	58
Collateral on securities loaned, at value	25,214
Total liabilities		28,483

Net Assets		$ 668,797
Net Assets consist of:
Paid in capital		$ 703,671
Undistributed net investment income		2,689
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(131,216)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		93,653
Net Assets		$ 668,797

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($64,780 ÷ 3,409.6 shares)	$ 19.00

Maximum offering price per share (100/94.25 of $19.00)	$ 20.16
Class T: Net Asset Value and redemption price per share ($299,072 ÷ 15,337.5 shares)	$ 19.50

Maximum offering price per share (100/96.50 of $19.50)	$ 20.21
Class B: Net Asset Value and offering price per share ($2,736 ÷ 147.5 shares)A	$ 18.55

Class C: Net Asset Value and offering price per share ($16,962 ÷ 906.4 shares)A	$ 18.71

Institutional Class: Net Asset Value, offering price and redemption price per share ($285,247 ÷ 14,729.3 shares)	$ 19.37

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 7,222
Income from Fidelity Central Funds		128
Income before foreign taxes withheld		7,350
Less foreign taxes withheld		(449)
Total income		6,901

Expenses
Management fee Basic fee	$ 2,241
Performance adjustment	24
Transfer agent fees	708
Distribution and service plan fees	887
Accounting and security lending fees	159
Custodian fees and expenses	54
Independent trustees' compensation	2
Registration fees	48
Audit	40
Legal	2
Miscellaneous	2
Total expenses before reductions	4,167
Expense reductions	(81)	4,086
Net investment income (loss)		2,815
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	14,597
Foreign currency transactions	(200)
Total net realized gain (loss)		14,397
Change in net unrealized appreciation (depreciation) on: Investment securities	73,393
Assets and liabilities in foreign currencies	26
Total change in net unrealized appreciation (depreciation)		73,419
Net gain (loss)		87,816
Net increase (decrease) in net assets resulting from operations		$ 90,631

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,815	$ 9,229
Net realized gain (loss)	14,397	(23,653)
Change in net unrealized appreciation (depreciation)	73,419	44,859
Net increase (decrease) in net assets resulting from operations	90,631	30,435
Distributions to shareholders from net investment income	(8,840)	(10,172)
Distributions to shareholders from net realized gain	(1,437)	-
Total distributions	(10,277)	(10,172)
Share transactions - net increase (decrease)	(19,232)	(148,253)
Redemption fees	7	13
Total increase (decrease) in net assets	61,129	(127,977)

Net Assets
Beginning of period	607,668	735,645
End of period (including undistributed net investment income of $2,689 and undistributed net investment income of $8,714, respectively)	$ 668,797	$ 607,668

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.76	$ 16.13	$ 17.77	$ 15.68	$ 13.56	$ 26.85
Income from Investment Operations
Net investment income (loss) E	.07	.23	.16	.17	.24	.38
Net realized and unrealized gain (loss)	2.46	.64	(1.54)	2.16	2.12	(11.56)
Total from investment operations	2.53	.87	(1.38)	2.33	2.36	(11.18)
Distributions from net investment income	(.25)	(.24)	(.21)	(.21)	(.24)	(.33)
Distributions from net realized gain	(.04)	-	(.05)	(.03)	-	(1.78)
Total distributions	(.29)	(.24)	(.26)	(.24)	(.24)	(2.11)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.00	$ 16.76	$ 16.13	$ 17.77	$ 15.68	$ 13.56
Total Return B,C,D	15.29%	5.51%	(7.95)%	14.99%	17.97%	(45.08)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.36% A	1.33%	1.34%	1.36%	1.36%	1.35%
Expenses net of fee waivers, if any	1.36% A	1.33%	1.34%	1.36%	1.36%	1.35%
Expenses net of all reductions	1.33% A	1.32%	1.32%	1.33%	1.33%	1.32%
Net investment income (loss)	.84% A	1.43%	.90%	1.04%	1.79%	1.83%
Supplemental Data
Net assets, end of period (in millions)	$ 65	$ 60	$ 60	$ 70	$ 72	$ 73
Portfolio turnover rate G	46% A	36%	44%	53%	83%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.16	$ 16.50	$ 18.18	$ 16.03	$ 13.84	$ 27.35
Income from Investment Operations
Net investment income (loss) E	.06	.20	.13	.14	.22	.36
Net realized and unrealized gain (loss)	2.53	.66	(1.59)	2.23	2.17	(11.82)
Total from investment operations	2.59	.86	(1.46)	2.37	2.39	(11.46)
Distributions from net investment income	(.21)	(.20)	(.17)	(.19)	(.20)	(.27)
Distributions from net realized gain	(.04)	-	(.05)	(.03)	-	(1.78)
Total distributions	(.25)	(.20)	(.22)	(.22)	(.20)	(2.05)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 19.50	$ 17.16	$ 16.50	$ 18.18	$ 16.03	$ 13.84
Total Return B,C,D	15.24%	5.32%	(8.17)%	14.88%	17.70%	(45.18)%
Ratios to Average Net Assets F,H
Expenses before reductions	1.53% A	1.51%	1.52%	1.53%	1.57%	1.51%
Expenses net of fee waivers, if any	1.53% A	1.51%	1.51%	1.53%	1.57%	1.51%
Expenses net of all reductions	1.50% A	1.50%	1.49%	1.50%	1.54%	1.48%
Net investment income (loss)	.67% A	1.25%	.73%	.86%	1.58%	1.67%
Supplemental Data
Net assets, end of period (in millions)	$ 299	$ 271	$ 305	$ 371	$ 367	$ 345
Portfolio turnover rate G	46% A	36%	44%	53%	83%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.25	$ 15.58	$ 17.18	$ 15.16	$ 13.02	$ 25.79
Income from Investment Operations
Net investment income (loss) E	.01	.10	.03	.04	.13	.22
Net realized and unrealized gain (loss)	2.40	.63	(1.51)	2.10	2.08	(11.14)
Total from investment operations	2.41	.73	(1.48)	2.14	2.21	(10.92)
Distributions from net investment income	(.07)	(.06)	(.08)	(.09)	(.07)	(.07)
Distributions from net realized gain	(.04)	-	(.05)	(.03)	-	(1.78)
Total distributions	(.11)	(.06)	(.12) J	(.12)	(.07)	(1.85)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 18.55	$ 16.25	$ 15.58	$ 17.18	$ 15.16	$ 13.02
Total Return B,C,D	14.91%	4.72%	(8.67)%	14.15%	17.09%	(45.50)%
Ratios to Average Net Assets F,H
Expenses before reductions	2.11% A	2.09%	2.10%	2.11%	2.12%	2.10%
Expenses net of fee waivers, if any	2.11% A	2.09%	2.09%	2.11%	2.12%	2.10%
Expenses net of all reductions	2.09% A	2.07%	2.07%	2.09%	2.08%	2.08%
Net investment income (loss)	.09% A	.67%	.15%	.28%	1.04%	1.07%
Supplemental Data
Net assets, end of period (in millions)	$ 3	$ 3	$ 4	$ 7	$ 8	$ 10
Portfolio turnover rate G	46% A	36%	44%	53%	83%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. JTotal distributions of $.12 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 16.43	$ 15.78	$ 17.39	$ 15.36	$ 13.22	$ 26.22
Income from Investment Operations
Net investment income (loss) E	.01	.11	.03	.05	.14	.22
Net realized and unrealized gain (loss)	2.41	.64	(1.52)	2.12	2.09	(11.31)
Total from investment operations	2.42	.75	(1.49)	2.17	2.23	(11.09)
Distributions from net investment income	(.10)	(.10)	(.07)	(.11)	(.09)	(.13)
Distributions from net realized gain	(.04)	-	(.05)	(.03)	-	(1.78)
Total distributions	(.14)	(.10)	(.12)	(.14)	(.09)	(1.91)
Redemption fees added to paid in capital E,I	-	-	-	-	-	-
Net asset value, end of period	$ 18.71	$ 16.43	$ 15.78	$ 17.39	$ 15.36	$ 13.22
Total Return B,C,D	14.82%	4.78%	(8.67)%	14.17%	17.06%	(45.50)%
Ratios to Average Net Assets F,H
Expenses before reductions	2.11% A	2.09%	2.09%	2.10%	2.11%	2.09%
Expenses net of fee waivers, if any	2.11% A	2.09%	2.09%	2.10%	2.11%	2.09%
Expenses net of all reductions	2.09% A	2.07%	2.07%	2.08%	2.08%	2.07%
Net investment income (loss)	.09% A	.67%	.15%	.29%	1.05%	1.08%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 16	$ 19	$ 22	$ 23	$ 22
Portfolio turnover rate G	46% A	36%	44%	53%	83%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 17.11	$ 16.45	$ 18.10	$ 15.95	$ 13.83	$ 27.35
Income from Investment Operations
Net investment income (loss) D	.11	.29	.23	.22	.29	.45
Net realized and unrealized gain (loss)	2.51	.65	(1.59)	2.23	2.14	(11.78)
Total from investment operations	2.62	.94	(1.36)	2.45	2.43	(11.33)
Distributions from net investment income	(.31)	(.28)	(.24)	(.27)	(.31)	(.41)
Distributions from net realized gain	(.04)	-	(.05)	(.03)	-	(1.78)
Total distributions	(.36) I	(.28)	(.29)	(.30)	(.31)	(2.19)
Redemption fees added to paid in capital D,H	-	-	-	-	-	-
Net asset value, end of period	$ 19.37	$ 17.11	$ 16.45	$ 18.10	$ 15.95	$ 13.83
Total Return B,C	15.53%	5.91%	(7.70)%	15.49%	18.32%	(44.92)%
Ratios to Average Net Assets E,G
Expenses before reductions	1.01% A	.99%	1.00%	1.01%	1.06%	1.01%
Expenses net of fee waivers, if any	1.01% A	.99%	.99%	1.01%	1.06%	1.01%
Expenses net of all reductions	.99% A	.97%	.97%	.98%	1.02%	.98%
Net investment income (loss)	1.18% A	1.77%	1.25%	1.39%	2.10%	2.17%
Supplemental Data
Net assets, end of period (in millions)	$ 285	$ 257	$ 349	$ 678	$ 727	$ 551
Portfolio turnover rate F	46% A	36%	44%	53%	83%	79%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. H Amount represents less than $.01 per share. I Total distributions of $.36 per share is comprised of distributions from net investment income of $.314 and distributions from net realized gain of $.041 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Overseas Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2 is included at the end of the each Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 126,851
Gross unrealized depreciation	(45,693)
Net unrealized appreciation (depreciation) on securities and other investments	$ 81,158

Tax cost	$ 608,534

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (104,924)
No expiration
Short-term	(11,858)
Long-term	(15,837)
Total no expiration	(27,695)
Total capital loss carryforward	$ (132,619)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $146,370 and $170,146, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the investment performance of the asset-weighted return of all classes as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 77	$ 1
Class T	.25%	.25%	712	7
Class B	.75%	.25%	14	11
Class C	.75%	.25%	84	6
			$ 887	$ 25

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 3
Class T	1
Class B*	2
Class C*	1
$ 7

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 93.30
Class T	310.22
Class B	4.30
Class C	25.30
Institutional Class	276.20
	$ 708

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $126. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $81 for the period.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 874	$ 862
Class T	3,206	3,589
Class B	13	16
Class C	95	112
Institutional Class	4,652	5,593
Total	$ 8,840	$ 10,172
From net realized gain
Class A	$ 144	$ -
Class T	639	-
Class B	7	-
Class C	40	-
Institutional Class	607	-
Total	$ 1,437	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	197	700	$ 3,521	$ 11,104
Reinvestment of distributions	56	52	948	791
Shares redeemed	(446)	(848)	(7,853)	(13,551)
Net increase (decrease)	(193)	(96)	$ (3,384)	$ (1,656)
Class T
Shares sold	1,485	2,695	$ 27,233	$ 44,183
Reinvestment of distributions	214	223	3,745	3,491
Shares redeemed	(2,143)	(5,589)	(39,146)	(91,072)
Net increase (decrease)	(444)	(2,671)	$ (8,168)	$ (43,398)
Class B
Shares sold	2	2	$ 19	$ 26
Reinvestment of distributions	1	1	18	14
Shares redeemed	(41)	(84)	(703)	(1,311)
Net increase (decrease)	(38)	(81)	$ (666)	$ (1,271)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class C
Shares sold	56	103	$ 985	$ 1,613
Reinvestment of distributions	7	6	120	94
Shares redeemed	(137)	(317)	(2,425)	(4,983)
Net increase (decrease)	(74)	(208)	$ (1,320)	$ (3,276)
Institutional Class
Shares sold	536	2,281	$ 9,680	$ 36,498
Reinvestment of distributions	298	353	5,176	5,475
Shares redeemed	(1,142)	(8,781)	(20,550)	(140,625)
Net increase (decrease)	(308)	(6,147)	$ (5,694)	$ (98,652)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of 14% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

FIL Investment Advisors (UK) Limited

FIL Investments (Japan) Limited

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)

OSI-USAN-0613
1.784904.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Equity Income
Fund - Class A, Class T, and Class C

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.45%
Actual		$ 1,000.00	$ 1,125.30	$ 7.64
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.70%
Actual		$ 1,000.00	$ 1,124.10	$ 8.95
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class C	2.20%
Actual		$ 1,000.00	$ 1,121.20	$ 11.57
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,127.10	$ 6.33
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson (United States of America, Pharmaceuticals)	2.3	2.7
Merck & Co., Inc. (United States of America, Pharmaceuticals)	2.0	2.3
Apple, Inc. (United States of America, Computers & Peripherals)	1.9	2.6
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.9	1.8
General Electric Co. (United States of America, Industrial Conglomerates)	1.9	1.8
	10.0
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.3	17.1
Consumer Staples	12.3	14.2
Industrials	12.2	9.4
Health Care	11.9	13.4
Consumer Discretionary	10.5	9.4
Top Five Countries as of April 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	35.8	43.4
United Kingdom	13.0	14.6
Japan	4.7	5.7
Switzerland	3.7	3.2
Germany	3.6	1.3
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
Stocks 94.3%	Stocks 95.9%
Short-Term Investments and Net Other Assets (Liabilities) 5.7%	Short-Term Investments and Net Other Assets (Liabilities) 4.1%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
Australia - 2.3%
Australia & New Zealand Banking Group Ltd.	1,161	$ 38,323
SP AusNet unit	16,336	21,254
Spark Infrastructure Group unit	11,644	21,608
Telstra Corp. Ltd.	5,043	26,036
TOTAL AUSTRALIA		107,221
Bailiwick of Guernsey - 0.5%
Resolution Ltd.	5,221	21,402
Bailiwick of Jersey - 1.3%
Informa PLC	3,767	27,970
Wolseley PLC	634	31,347
TOTAL BAILIWICK OF JERSEY		59,317
Brazil - 1.2%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	1,167	16,688
Itau Unibanco Holding SA sponsored ADR	2,460	41,402
TOTAL BRAZIL		58,090
Canada - 1.2%
Fairfax Financial Holdings Ltd. (sub. vtg.)	50	20,058
Loblaw Companies Ltd.	450	19,095
Power Corp. of Canada (sub. vtg.)	700	18,851
TOTAL CANADA		58,004
Cayman Islands - 0.4%
Springland International Holdings Ltd.	37,000	19,263
Chile - 1.3%
Aguas Andinas SA	28,720	22,869
Banco Santander Chile	148,760	9,934
Empresa Nacional de Telecomunicaciones SA (ENTEL)	984	18,972
Inversiones La Construccion SA	540	10,353
TOTAL CHILE		62,128
Denmark - 0.4%
Novo Nordisk A/S Series B	100	17,602
Finland - 0.5%
Sampo Oyj (A Shares)	600	23,942
France - 3.3%
Arkema SA	262	24,546
Edenred SA	700	23,305
Ipsos SA	471	15,786
Common Stocks - continued
	Shares	Value
France - continued
Sanofi SA	609	$ 65,842
Total SA	500	25,169
TOTAL FRANCE		154,648
Germany - 2.7%
AURELIUS AG	447	34,732
BASF AG	299	27,926
Hugo Boss AG	190	22,109
Muehlbauer Holding AG & Co.	500	13,828
Siemens AG	266	27,794
TOTAL GERMANY		126,389
Hong Kong - 0.8%
HKT Trust / HKT Ltd. unit	35,000	36,758
Indonesia - 0.6%
PT Telkomunikasi Indonesia Tbk Series B	22,000	26,505
Ireland - 2.5%
Accenture PLC Class A	882	71,830
FBD Holdings PLC	1,000	16,245
Irish Continental Group PLC unit	1,000	27,261
TOTAL IRELAND		115,336
Israel - 0.8%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	800	36,954
Italy - 0.7%
ENI SpA	1,300	31,026
Japan - 4.7%
Daito Trust Construction Co. Ltd.	300	29,088
Japan Retail Fund Investment Corp.	16	37,928
Japan Tobacco, Inc.	1,200	45,361
Nippon Telegraph & Telephone Corp.	500	24,865
Relo Holdings Corp.	600	33,734
Seven Bank Ltd.	10,600	37,640
Workman Co. Ltd.	300	9,858
TOTAL JAPAN		218,474
Korea (South) - 2.3%
Coway Co. Ltd.	733	37,129
DGB Financial Group Co. Ltd.	1,050	14,679
Common Stocks - continued
	Shares	Value
Korea (South) - continued
KT&G Corp.	253	$ 18,212
LG Telecom Ltd.	3,660	34,553
TOTAL KOREA (SOUTH)		104,573
Netherlands - 2.9%
Akzo Nobel NV	276	16,640
Koninklijke Philips Electronics NV	1,900	52,588
LyondellBasell Industries NV Class A	478	29,015
Unilever NV (Certificaten Van Aandelen) (Bearer)	800	34,089
TOTAL NETHERLANDS		132,332
Nigeria - 0.3%
Nestle Foods Nigeria PLC	2,229	12,556
Norway - 1.0%
Telenor ASA	2,000	44,949
Panama - 1.4%
Copa Holdings SA Class A	522	65,553
Russia - 0.6%
Mobile TeleSystems OJSC (a)	3,100	27,296
Singapore - 0.4%
United Overseas Bank Ltd.	1,000	17,334
South Africa - 1.4%
Astral Foods Ltd.	2,200	23,168
Clicks Group Ltd.	3,305	21,067
Reunert Ltd.	2,400	20,859
TOTAL SOUTH AFRICA		65,094
Spain - 1.5%
Grifols SA ADR	1,361	42,504
Inditex SA	198	26,610
TOTAL SPAIN		69,114
Sweden - 3.0%
Intrum Justitia AB	1,820	37,489
Svenska Handelsbanken AB (A Shares)	1,500	68,137
Swedish Match Co. AB	930	32,258
TOTAL SWEDEN		137,884
Switzerland - 3.7%
Clariant AG (Reg.)	1,414	20,682
Nestle SA	602	42,930
Common Stocks - continued
	Shares	Value
Switzerland - continued
Roche Holding AG (participation certificate)	305	$ 76,234
UBS AG	1,756	31,324
TOTAL SWITZERLAND		171,170
Taiwan - 0.9%
Chipbond Technology Corp.	10,000	25,432
Far EasTone Telecommunications Co. Ltd.	7,000	17,067
TOTAL TAIWAN		42,499
United Kingdom - 13.0%
Barclays PLC	9,139	40,783
BP PLC	68	493
British American Tobacco PLC (United Kingdom)	1,585	87,865
Dunelm Group PLC	1,531	20,096
Ensco PLC Class A	533	30,743
GlaxoSmithKline PLC	2,183	56,325
Hilton Food Group PLC	5,737	31,681
Imperial Tobacco Group PLC	524	18,721
London Stock Exchange Group PLC	1,059	22,059
Reckitt Benckiser Group PLC	727	53,031
Royal Dutch Shell PLC Class A (United Kingdom)	2,137	72,755
The Restaurant Group PLC	6,626	49,600
Vodafone Group PLC	23,219	70,848
WH Smith PLC	3,930	45,144
TOTAL UNITED KINGDOM		600,144
United States of America - 35.8%
Altria Group, Inc.	924	33,735
American Tower Corp.	469	39,391
Analog Devices, Inc.	891	39,195
Apple, Inc.	203	89,878
Artisan Partners Asset Management, Inc.	200	7,460
Cedar Fair LP (depositary unit)	944	39,648
Chevron Corp.	650	79,307
Comcast Corp. Class A	1,703	70,334
Cullen/Frost Bankers, Inc.	353	21,325
Dr. Pepper Snapple Group, Inc.	799	39,015
Dun & Bradstreet Corp.	200	17,690
Eli Lilly & Co.	538	29,794
Emerson Electric Co.	507	28,144
Exxon Mobil Corp.	671	59,712
General Electric Co.	3,926	87,511
Hubbell, Inc. Class B	615	59,015
Common Stocks - continued
	Shares	Value
United States of America - continued
IBM Corp.	368	$ 74,535
ITC Holdings Corp.	366	33,753
Johnson & Johnson	1,238	105,513
JPMorgan Chase & Co.	973	47,687
L Brands, Inc.	471	23,743
Lorillard, Inc.	490	21,016
Merck & Co., Inc.	1,951	91,697
Microsoft Corp.	2,028	67,127
National Penn Bancshares, Inc.	2,200	21,538
Pfizer, Inc.	1,819	52,878
Psychemedics Corp.	1,261	14,073
Sempra Energy	417	34,548
Tesoro Logistics LP	231	13,768
The Williams Companies, Inc.	1,007	38,397
U.S. Bancorp	1,846	61,435
United Technologies Corp.	750	68,468
VF Corp.	209	37,248
Wells Fargo & Co.	2,144	81,429
Western Gas Partners LP	418	25,272
TOTAL UNITED STATES OF AMERICA		1,655,279
TOTAL COMMON STOCKS (Cost $3,837,255)		4,318,836
Nonconvertible Preferred Stocks - 0.9%

Germany - 0.9%
Volkswagen AG (Cost $40,858)	200	40,536
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.13% (b) (Cost $192,261)	192,261	192,261
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $4,070,374)		4,551,633
NET OTHER ASSETS (LIABILITIES) - 1.6%		72,123
NET ASSETS - 100%		$ 4,623,756
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 156
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 485,074	$ 475,216	$ 9,858	$ -
Consumer Staples	570,754	360,509	210,245	-
Energy	376,642	247,199	129,443	-
Financials	848,213	637,716	210,497	-
Health Care	552,462	412,693	139,769	-
Industrials	560,852	480,470	80,382	-
Information Technology	367,997	367,997	-	-
Materials	118,809	118,809	-	-
Telecommunication Services	327,849	205,631	122,218	-
Utilities	150,720	150,720	-	-
Money Market Funds	192,261	192,261	-	-
Total Investments in Securities:	$ 4,551,633	$ 3,649,221	$ 902,412	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 118,263
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,878,113)	$ 4,359,372
Fidelity Central Funds (cost $192,261)	192,261
Total Investments (cost $4,070,374)		$ 4,551,633
Cash		42,400
Foreign currency held at value (cost $904)		907
Receivable for fund shares sold		7,089
Dividends receivable		14,086
Distributions receivable from Fidelity Central Funds		28
Prepaid expenses		4
Receivable from investment adviser for expense reductions		38,892
Other receivables		2,337
Total assets		4,657,376

Liabilities
Accrued management fee	$ 2,575
Distribution and service plan fees payable	1,597
Custodian fees payable	4,902
Audit fees payable	23,706
Other affiliated payables	840
Total liabilities		33,620

Net Assets		$ 4,623,756
Net Assets consist of:
Paid in capital		$ 4,159,894
Undistributed net investment income		5,817
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(23,323)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		481,368
Net Assets		$ 4,623,756

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,391,570 ÷ 122,857 shares)	$ 11.33

Maximum offering price per share (100/94.25 of $11.33)	$ 12.02
Class T: Net Asset Value and redemption price per share ($918,639 ÷ 81,136 shares)	$ 11.32

Maximum offering price per share (100/96.50 of $11.32)	$ 11.73
Class C: Net Asset Value and offering price per share ($1,213,891 ÷ 107,374 shares)A	$ 11.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,099,656 ÷ 97,012 shares)	$ 11.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 64,675
Income from Fidelity Central Funds		156
Income before foreign taxes withheld		64,831
Less foreign taxes withheld		(3,277)
Total income		61,554

Expenses
Management fee	$ 12,940
Transfer agent fees	3,266
Distribution and service plan fees	7,614
Accounting fees and expenses	950
Custodian fees and expenses	7,910
Independent trustees' compensation	11
Registration fees	77,957
Audit	32,635
Legal	5
Miscellaneous	12
Total expenses before reductions	143,300
Expense reductions	(114,412)	28,888
Net investment income (loss)		32,666
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,345
Foreign currency transactions	(592)
Total net realized gain (loss)		4,753
Change in net unrealized appreciation (depreciation) on: Investment securities	404,057
Assets and liabilities in foreign currencies	155
Total change in net unrealized appreciation (depreciation)		404,212
Net gain (loss)		408,965
Net increase (decrease) in net assets resulting from operations		$ 441,631

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	For the period May 2, 2012 (commencement of operations) to October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,666	$ 24,706
Net realized gain (loss)	4,753	(26,248)
Change in net unrealized appreciation (depreciation)	404,212	77,156
Net increase (decrease) in net assets resulting from operations	441,631	75,614
Distributions to shareholders from net investment income	(26,848)	(26,857)
Share transactions - net increase (decrease)	1,134,122	3,026,094
Total increase (decrease) in net assets	1,548,905	3,074,851

Net Assets
Beginning of period	3,074,851	-
End of period (including undistributed net investment income of $5,817 and distributions in excess of net investment income of $1, respectively)	$ 4,623,756	$ 3,074,851

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Period ended October 31,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.09
Net realized and unrealized gain (loss)	1.17	.16
Total from investment operations	1.27	.25
Distributions from net investment income	(.09)	(.10)
Net asset value, end of period	$ 11.33	$ 10.15
Total Return B, C, D	12.53%	2.51%
Ratios to Average Net Assets F, I
Expenses before reductions	7.66% A	7.41% A
Expenses net of fee waivers, if any	1.45% A	1.45% A
Expenses net of all reductions	1.41% A	1.44% A
Net investment income (loss)	1.94% A	1.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,392	$ 756
Portfolio turnover rate G	78% A	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 2, 2012 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Period ended October 31,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.08
Net realized and unrealized gain (loss)	1.16	.15
Total from investment operations	1.25	.23
Distributions from net investment income	(.07)	(.09)
Net asset value, end of period	$ 11.32	$ 10.14
Total Return B, C, D	12.41%	2.31%
Ratios to Average Net Assets F, I
Expenses before reductions	7.87% A	7.68% A
Expenses net of fee waivers, if any	1.70% A	1.70% A
Expenses net of all reductions	1.66% A	1.69% A
Net investment income (loss)	1.69% A	1.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 919	$ 714
Portfolio turnover rate G	78% A	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 2, 2012 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Period ended October 31,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.06
Net realized and unrealized gain (loss)	1.17	.15
Total from investment operations	1.23	.21
Distributions from net investment income	(.06)	(.07)
Net asset value, end of period	$ 11.31	$ 10.14
Total Return B, C, D	12.12%	2.12%
Ratios to Average Net Assets F, I
Expenses before reductions	8.47% A	8.19% A
Expenses net of fee waivers, if any	2.20% A	2.20% A
Expenses net of all reductions	2.16% A	2.19% A
Net investment income (loss)	1.19% A	1.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,214	$ 666
Portfolio turnover rate G	78% A	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 2, 2012 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Period ended October 31,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.10
Net realized and unrealized gain (loss)	1.16	.16
Total from investment operations	1.28	.26
Distributions from net investment income	(.09)	(.11)
Net asset value, end of period	$ 11.34	$ 10.15
Total Return B, C	12.71%	2.61%
Ratios to Average Net Assets E, H
Expenses before reductions	7.30% A	7.23% A
Expenses net of fee waivers, if any	1.20% A	1.20% A
Expenses net of all reductions	1.16% A	1.19% A
Net investment income (loss)	2.19% A	2.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,100	$ 939
Portfolio turnover rate F	78% A	36% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 2, 2012 (commencement of operations) to October 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Global Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 528,535
Gross unrealized depreciation	(56,053)
Net unrealized appreciation (depreciation) on securities and other investments	$ 472,482

Tax cost	$ 4,079,151

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
No expiration
Short-term	$ (24,859)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,371,440 and $1,371,522, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,280	$ 980
Class T	.25%	.25%	1,942	1,674
Class C	.75%	.25%	4,392	4,392
			$ 7,614	$ 7,046

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,868
Class C*	18
$ 6,886

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 997.19
Class T	562.14
Class C	1,084.25
Institutional Class	623.13
	$ 3,266

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31,2013. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.45%	$ 31,872
Class T	1.70%	24,026
Class C	2.20%	27,601
Institutional Class	1.20%	30,207
		$ 113,706

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $699 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Period ended October 31, 2012 A
From net investment income
Class A	$ 8,287	$ 6,925
Class T	5,365	5,775
Class C	4,543	4,470
Institutional Class	8,653	9,687
Total	$ 26,848	$ 26,857

A For the period May 2, 2012 (commencement of operations) to October 31, 2012.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Period ended October 31, 2012 A	Six months ended April 30, 2013	Period ended October 31, 2012 A
Class A
Shares sold	51,602	73,860	$ 555,186	$ 736,903
Reinvestment of distributions	752	694	7,950	6,925
Shares redeemed	(4,051)	-	(44,473)	-
Net increase (decrease)	48,303	74,554	$ 518,663	$ 743,828
Class T
Shares sold	10,254	69,801	$ 111,296	$ 699,717
Reinvestment of distributions	503	579	5,287	5,775
Shares redeemed	-	(1)	-	(15)
Net increase (decrease)	10,757	70,379	$ 116,583	$ 705,477
Class C
Shares sold	45,835	65,575	$ 495,548	$ 655,827
Reinvestment of distributions	431	450	4,543	4,470
Shares redeemed	(4,582)	(335)	(50,412)	(3,402)
Net increase (decrease)	41,684	65,690	$ 449,679	$ 656,895
Institutional Class
Shares sold	3,751	106,504	$ 41,122	$ 1,051,902
Reinvestment of distributions	819	972	8,619	9,687
Shares redeemed	(56)	(14,978)	(544)	(141,695)
Net increase (decrease)	4,514	92,498	$ 49,197	$ 919,894

A For the period May 2, 2012 (commencement of operations) to October 31, 2012.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 62% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AGED-USAN-0613
1.938153.100

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Global Equity Income
Fund - Institutional Class

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.45%
Actual		$ 1,000.00	$ 1,125.30	$ 7.64
HypotheticalA		$ 1,000.00	$ 1,017.60	$ 7.25
Class T	1.70%
Actual		$ 1,000.00	$ 1,124.10	$ 8.95
HypotheticalA		$ 1,000.00	$ 1,016.36	$ 8.50
Class C	2.20%
Actual		$ 1,000.00	$ 1,121.20	$ 11.57
HypotheticalA		$ 1,000.00	$ 1,013.88	$ 10.99
Institutional Class	1.20%
Actual		$ 1,000.00	$ 1,127.10	$ 6.33
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson (United States of America, Pharmaceuticals)	2.3	2.7
Merck & Co., Inc. (United States of America, Pharmaceuticals)	2.0	2.3
Apple, Inc. (United States of America, Computers & Peripherals)	1.9	2.6
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	1.9	1.8
General Electric Co. (United States of America, Industrial Conglomerates)	1.9	1.8
	10.0
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.3	17.1
Consumer Staples	12.3	14.2
Industrials	12.2	9.4
Health Care	11.9	13.4
Consumer Discretionary	10.5	9.4
Top Five Countries as of April 30, 2013
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	35.8	43.4
United Kingdom	13.0	14.6
Japan	4.7	5.7
Switzerland	3.7	3.2
Germany	3.6	1.3
Percentages are adjusted for the effect of open futures contracts, if applicable.
Asset Allocation (% of fund's net assets)
As of April 30, 2013	As of October 31, 2012
Stocks 94.3%	Stocks 95.9%
Short-Term Investments and Net Other Assets (Liabilities) 5.7%	Short-Term Investments and Net Other Assets (Liabilities) 4.1%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
Australia - 2.3%
Australia & New Zealand Banking Group Ltd.	1,161	$ 38,323
SP AusNet unit	16,336	21,254
Spark Infrastructure Group unit	11,644	21,608
Telstra Corp. Ltd.	5,043	26,036
TOTAL AUSTRALIA		107,221
Bailiwick of Guernsey - 0.5%
Resolution Ltd.	5,221	21,402
Bailiwick of Jersey - 1.3%
Informa PLC	3,767	27,970
Wolseley PLC	634	31,347
TOTAL BAILIWICK OF JERSEY		59,317
Brazil - 1.2%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	1,167	16,688
Itau Unibanco Holding SA sponsored ADR	2,460	41,402
TOTAL BRAZIL		58,090
Canada - 1.2%
Fairfax Financial Holdings Ltd. (sub. vtg.)	50	20,058
Loblaw Companies Ltd.	450	19,095
Power Corp. of Canada (sub. vtg.)	700	18,851
TOTAL CANADA		58,004
Cayman Islands - 0.4%
Springland International Holdings Ltd.	37,000	19,263
Chile - 1.3%
Aguas Andinas SA	28,720	22,869
Banco Santander Chile	148,760	9,934
Empresa Nacional de Telecomunicaciones SA (ENTEL)	984	18,972
Inversiones La Construccion SA	540	10,353
TOTAL CHILE		62,128
Denmark - 0.4%
Novo Nordisk A/S Series B	100	17,602
Finland - 0.5%
Sampo Oyj (A Shares)	600	23,942
France - 3.3%
Arkema SA	262	24,546
Edenred SA	700	23,305
Ipsos SA	471	15,786
Common Stocks - continued
	Shares	Value
France - continued
Sanofi SA	609	$ 65,842
Total SA	500	25,169
TOTAL FRANCE		154,648
Germany - 2.7%
AURELIUS AG	447	34,732
BASF AG	299	27,926
Hugo Boss AG	190	22,109
Muehlbauer Holding AG & Co.	500	13,828
Siemens AG	266	27,794
TOTAL GERMANY		126,389
Hong Kong - 0.8%
HKT Trust / HKT Ltd. unit	35,000	36,758
Indonesia - 0.6%
PT Telkomunikasi Indonesia Tbk Series B	22,000	26,505
Ireland - 2.5%
Accenture PLC Class A	882	71,830
FBD Holdings PLC	1,000	16,245
Irish Continental Group PLC unit	1,000	27,261
TOTAL IRELAND		115,336
Israel - 0.8%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	800	36,954
Italy - 0.7%
ENI SpA	1,300	31,026
Japan - 4.7%
Daito Trust Construction Co. Ltd.	300	29,088
Japan Retail Fund Investment Corp.	16	37,928
Japan Tobacco, Inc.	1,200	45,361
Nippon Telegraph & Telephone Corp.	500	24,865
Relo Holdings Corp.	600	33,734
Seven Bank Ltd.	10,600	37,640
Workman Co. Ltd.	300	9,858
TOTAL JAPAN		218,474
Korea (South) - 2.3%
Coway Co. Ltd.	733	37,129
DGB Financial Group Co. Ltd.	1,050	14,679
Common Stocks - continued
	Shares	Value
Korea (South) - continued
KT&G Corp.	253	$ 18,212
LG Telecom Ltd.	3,660	34,553
TOTAL KOREA (SOUTH)		104,573
Netherlands - 2.9%
Akzo Nobel NV	276	16,640
Koninklijke Philips Electronics NV	1,900	52,588
LyondellBasell Industries NV Class A	478	29,015
Unilever NV (Certificaten Van Aandelen) (Bearer)	800	34,089
TOTAL NETHERLANDS		132,332
Nigeria - 0.3%
Nestle Foods Nigeria PLC	2,229	12,556
Norway - 1.0%
Telenor ASA	2,000	44,949
Panama - 1.4%
Copa Holdings SA Class A	522	65,553
Russia - 0.6%
Mobile TeleSystems OJSC (a)	3,100	27,296
Singapore - 0.4%
United Overseas Bank Ltd.	1,000	17,334
South Africa - 1.4%
Astral Foods Ltd.	2,200	23,168
Clicks Group Ltd.	3,305	21,067
Reunert Ltd.	2,400	20,859
TOTAL SOUTH AFRICA		65,094
Spain - 1.5%
Grifols SA ADR	1,361	42,504
Inditex SA	198	26,610
TOTAL SPAIN		69,114
Sweden - 3.0%
Intrum Justitia AB	1,820	37,489
Svenska Handelsbanken AB (A Shares)	1,500	68,137
Swedish Match Co. AB	930	32,258
TOTAL SWEDEN		137,884
Switzerland - 3.7%
Clariant AG (Reg.)	1,414	20,682
Nestle SA	602	42,930
Common Stocks - continued
	Shares	Value
Switzerland - continued
Roche Holding AG (participation certificate)	305	$ 76,234
UBS AG	1,756	31,324
TOTAL SWITZERLAND		171,170
Taiwan - 0.9%
Chipbond Technology Corp.	10,000	25,432
Far EasTone Telecommunications Co. Ltd.	7,000	17,067
TOTAL TAIWAN		42,499
United Kingdom - 13.0%
Barclays PLC	9,139	40,783
BP PLC	68	493
British American Tobacco PLC (United Kingdom)	1,585	87,865
Dunelm Group PLC	1,531	20,096
Ensco PLC Class A	533	30,743
GlaxoSmithKline PLC	2,183	56,325
Hilton Food Group PLC	5,737	31,681
Imperial Tobacco Group PLC	524	18,721
London Stock Exchange Group PLC	1,059	22,059
Reckitt Benckiser Group PLC	727	53,031
Royal Dutch Shell PLC Class A (United Kingdom)	2,137	72,755
The Restaurant Group PLC	6,626	49,600
Vodafone Group PLC	23,219	70,848
WH Smith PLC	3,930	45,144
TOTAL UNITED KINGDOM		600,144
United States of America - 35.8%
Altria Group, Inc.	924	33,735
American Tower Corp.	469	39,391
Analog Devices, Inc.	891	39,195
Apple, Inc.	203	89,878
Artisan Partners Asset Management, Inc.	200	7,460
Cedar Fair LP (depositary unit)	944	39,648
Chevron Corp.	650	79,307
Comcast Corp. Class A	1,703	70,334
Cullen/Frost Bankers, Inc.	353	21,325
Dr. Pepper Snapple Group, Inc.	799	39,015
Dun & Bradstreet Corp.	200	17,690
Eli Lilly & Co.	538	29,794
Emerson Electric Co.	507	28,144
Exxon Mobil Corp.	671	59,712
General Electric Co.	3,926	87,511
Hubbell, Inc. Class B	615	59,015
Common Stocks - continued
	Shares	Value
United States of America - continued
IBM Corp.	368	$ 74,535
ITC Holdings Corp.	366	33,753
Johnson & Johnson	1,238	105,513
JPMorgan Chase & Co.	973	47,687
L Brands, Inc.	471	23,743
Lorillard, Inc.	490	21,016
Merck & Co., Inc.	1,951	91,697
Microsoft Corp.	2,028	67,127
National Penn Bancshares, Inc.	2,200	21,538
Pfizer, Inc.	1,819	52,878
Psychemedics Corp.	1,261	14,073
Sempra Energy	417	34,548
Tesoro Logistics LP	231	13,768
The Williams Companies, Inc.	1,007	38,397
U.S. Bancorp	1,846	61,435
United Technologies Corp.	750	68,468
VF Corp.	209	37,248
Wells Fargo & Co.	2,144	81,429
Western Gas Partners LP	418	25,272
TOTAL UNITED STATES OF AMERICA		1,655,279
TOTAL COMMON STOCKS (Cost $3,837,255)		4,318,836
Nonconvertible Preferred Stocks - 0.9%

Germany - 0.9%
Volkswagen AG (Cost $40,858)	200	40,536
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.13% (b) (Cost $192,261)	192,261	192,261
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $4,070,374)		4,551,633
NET OTHER ASSETS (LIABILITIES) - 1.6%		72,123
NET ASSETS - 100%		$ 4,623,756
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 156
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 485,074	$ 475,216	$ 9,858	$ -
Consumer Staples	570,754	360,509	210,245	-
Energy	376,642	247,199	129,443	-
Financials	848,213	637,716	210,497	-
Health Care	552,462	412,693	139,769	-
Industrials	560,852	480,470	80,382	-
Information Technology	367,997	367,997	-	-
Materials	118,809	118,809	-	-
Telecommunication Services	327,849	205,631	122,218	-
Utilities	150,720	150,720	-	-
Money Market Funds	192,261	192,261	-	-
Total Investments in Securities:	$ 4,551,633	$ 3,649,221	$ 902,412	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 118,263
Level 2 to Level 1	$ 0

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,878,113)	$ 4,359,372
Fidelity Central Funds (cost $192,261)	192,261
Total Investments (cost $4,070,374)		$ 4,551,633
Cash		42,400
Foreign currency held at value (cost $904)		907
Receivable for fund shares sold		7,089
Dividends receivable		14,086
Distributions receivable from Fidelity Central Funds		28
Prepaid expenses		4
Receivable from investment adviser for expense reductions		38,892
Other receivables		2,337
Total assets		4,657,376

Liabilities
Accrued management fee	$ 2,575
Distribution and service plan fees payable	1,597
Custodian fees payable	4,902
Audit fees payable	23,706
Other affiliated payables	840
Total liabilities		33,620

Net Assets		$ 4,623,756
Net Assets consist of:
Paid in capital		$ 4,159,894
Undistributed net investment income		5,817
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(23,323)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		481,368
Net Assets		$ 4,623,756

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,391,570 ÷ 122,857 shares)	$ 11.33

Maximum offering price per share (100/94.25 of $11.33)	$ 12.02
Class T: Net Asset Value and redemption price per share ($918,639 ÷ 81,136 shares)	$ 11.32

Maximum offering price per share (100/96.50 of $11.32)	$ 11.73
Class C: Net Asset Value and offering price per share ($1,213,891 ÷ 107,374 shares)A	$ 11.31

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,099,656 ÷ 97,012 shares)	$ 11.34

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 64,675
Income from Fidelity Central Funds		156
Income before foreign taxes withheld		64,831
Less foreign taxes withheld		(3,277)
Total income		61,554

Expenses
Management fee	$ 12,940
Transfer agent fees	3,266
Distribution and service plan fees	7,614
Accounting fees and expenses	950
Custodian fees and expenses	7,910
Independent trustees' compensation	11
Registration fees	77,957
Audit	32,635
Legal	5
Miscellaneous	12
Total expenses before reductions	143,300
Expense reductions	(114,412)	28,888
Net investment income (loss)		32,666
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,345
Foreign currency transactions	(592)
Total net realized gain (loss)		4,753
Change in net unrealized appreciation (depreciation) on: Investment securities	404,057
Assets and liabilities in foreign currencies	155
Total change in net unrealized appreciation (depreciation)		404,212
Net gain (loss)		408,965
Net increase (decrease) in net assets resulting from operations		$ 441,631

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	For the period May 2, 2012 (commencement of operations) to October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 32,666	$ 24,706
Net realized gain (loss)	4,753	(26,248)
Change in net unrealized appreciation (depreciation)	404,212	77,156
Net increase (decrease) in net assets resulting from operations	441,631	75,614
Distributions to shareholders from net investment income	(26,848)	(26,857)
Share transactions - net increase (decrease)	1,134,122	3,026,094
Total increase (decrease) in net assets	1,548,905	3,074,851

Net Assets
Beginning of period	3,074,851	-
End of period (including undistributed net investment income of $5,817 and distributions in excess of net investment income of $1, respectively)	$ 4,623,756	$ 3,074,851

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Period ended October 31,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.10	.09
Net realized and unrealized gain (loss)	1.17	.16
Total from investment operations	1.27	.25
Distributions from net investment income	(.09)	(.10)
Net asset value, end of period	$ 11.33	$ 10.15
Total Return B, C, D	12.53%	2.51%
Ratios to Average Net Assets F, I
Expenses before reductions	7.66% A	7.41% A
Expenses net of fee waivers, if any	1.45% A	1.45% A
Expenses net of all reductions	1.41% A	1.44% A
Net investment income (loss)	1.94% A	1.89% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,392	$ 756
Portfolio turnover rate G	78% A	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 2, 2012 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Period ended October 31,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.08
Net realized and unrealized gain (loss)	1.16	.15
Total from investment operations	1.25	.23
Distributions from net investment income	(.07)	(.09)
Net asset value, end of period	$ 11.32	$ 10.14
Total Return B, C, D	12.41%	2.31%
Ratios to Average Net Assets F, I
Expenses before reductions	7.87% A	7.68% A
Expenses net of fee waivers, if any	1.70% A	1.70% A
Expenses net of all reductions	1.66% A	1.69% A
Net investment income (loss)	1.69% A	1.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 919	$ 714
Portfolio turnover rate G	78% A	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 2, 2012 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Period ended October 31,
	(Unaudited)	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.06
Net realized and unrealized gain (loss)	1.17	.15
Total from investment operations	1.23	.21
Distributions from net investment income	(.06)	(.07)
Net asset value, end of period	$ 11.31	$ 10.14
Total Return B, C, D	12.12%	2.12%
Ratios to Average Net Assets F, I
Expenses before reductions	8.47% A	8.19% A
Expenses net of fee waivers, if any	2.20% A	2.20% A
Expenses net of all reductions	2.16% A	2.19% A
Net investment income (loss)	1.19% A	1.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,214	$ 666
Portfolio turnover rate G	78% A	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 2, 2012 (commencement of operations) to October 31, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Period ended October 31,
	(Unaudited)	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.15	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.12	.10
Net realized and unrealized gain (loss)	1.16	.16
Total from investment operations	1.28	.26
Distributions from net investment income	(.09)	(.11)
Net asset value, end of period	$ 11.34	$ 10.15
Total Return B, C	12.71%	2.61%
Ratios to Average Net Assets E, H
Expenses before reductions	7.30% A	7.23% A
Expenses net of fee waivers, if any	1.20% A	1.20% A
Expenses net of all reductions	1.16% A	1.19% A
Net investment income (loss)	2.19% A	2.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,100	$ 939
Portfolio turnover rate F	78% A	36% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 2, 2012 (commencement of operations) to October 31, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity Advisor® Global Equity Income Fund (the Fund) is a fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

April 30, 2013, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 528,535
Gross unrealized depreciation	(56,053)
Net unrealized appreciation (depreciation) on securities and other investments	$ 472,482

Tax cost	$ 4,079,151

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
No expiration
Short-term	$ (24,859)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,371,440 and $1,371,522, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Institutional Class. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 1,280	$ 980
Class T	.25%	.25%	1,942	1,674
Class C	.75%	.25%	4,392	4,392
			$ 7,614	$ 7,046

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 6,868
Class C*	18
$ 6,886

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 997.19
Class T	562.14
Class C	1,084.25
Institutional Class	623.13
	$ 3,266

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $9 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31,2013. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.45%	$ 31,872
Class T	1.70%	24,026
Class C	2.20%	27,601
Institutional Class	1.20%	30,207
		$ 113,706

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $699 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $7.

Semiannual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Period ended October 31, 2012 A
From net investment income
Class A	$ 8,287	$ 6,925
Class T	5,365	5,775
Class C	4,543	4,470
Institutional Class	8,653	9,687
Total	$ 26,848	$ 26,857

A For the period May 2, 2012 (commencement of operations) to October 31, 2012.

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Period ended October 31, 2012 A	Six months ended April 30, 2013	Period ended October 31, 2012 A
Class A
Shares sold	51,602	73,860	$ 555,186	$ 736,903
Reinvestment of distributions	752	694	7,950	6,925
Shares redeemed	(4,051)	-	(44,473)	-
Net increase (decrease)	48,303	74,554	$ 518,663	$ 743,828
Class T
Shares sold	10,254	69,801	$ 111,296	$ 699,717
Reinvestment of distributions	503	579	5,287	5,775
Shares redeemed	-	(1)	-	(15)
Net increase (decrease)	10,757	70,379	$ 116,583	$ 705,477
Class C
Shares sold	45,835	65,575	$ 495,548	$ 655,827
Reinvestment of distributions	431	450	4,543	4,470
Shares redeemed	(4,582)	(335)	(50,412)	(3,402)
Net increase (decrease)	41,684	65,690	$ 449,679	$ 656,895
Institutional Class
Shares sold	3,751	106,504	$ 41,122	$ 1,051,902
Reinvestment of distributions	819	972	8,619	9,687
Shares redeemed	(56)	(14,978)	(544)	(141,695)
Net increase (decrease)	4,514	92,498	$ 49,197	$ 919,894

A For the period May 2, 2012 (commencement of operations) to October 31, 2012.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 62% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AGEDI-USAN-0613
1.938144.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 21, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 21, 2013